UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03623

THE PRUDENTIAL SERIES FUND

(Exact Name of Registrant as Specified in Charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

973- 367-7521

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1.	Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.0%
COMMON STOCKS — 56.5%
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	83,232	$ 611,743
Boeing Co. (The)	59,400	6,979,500
European Aeronautic Defence and Space Co. NV (France)	2,231	142,164
General Dynamics Corp.	28,600	2,503,072
Honeywell International, Inc.	67,612	5,614,500
L-3 Communications Holdings, Inc.	6,700	633,150
Lockheed Martin Corp.	22,300	2,844,365
Northrop Grumman Corp.	19,862	1,892,054
Precision Castparts Corp.	12,100	2,749,604
Raytheon Co.	28,700	2,211,909
Rockwell Collins, Inc.	10,800	732,888
Safran SA (France)	9,122	561,830
Textron, Inc.	23,100	637,791
Thales SA (France)	8,583	471,834
United Technologies Corp.	70,700	7,622,874

		36,209,278

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	14,600	869,576
Deutsche Post AG (Germany)	6,457	214,166
Expeditors International of Washington, Inc.	18,600	819,516
FedEx Corp.	25,600	2,921,216
TNT Express NV (Netherlands)	1,542	14,076
United Parcel Service, Inc. (Class B Stock)	62,200	5,683,214

		10,521,764

Airlines — 0.1%
Delta Air Lines, Inc.(a)	70,200	1,656,018
easyJet PLC (United Kingdom)	22,086	456,380
International Consolidated Airlines Group SA (United Kingdom)*	6,383	34,878
Japan Airlines Co. Ltd. (Japan)	300	18,178
Southwest Airlines Co.	59,700	869,232

		3,034,686

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	1,300	55,732
BorgWarner, Inc.(a)	10,200	1,034,178
Bridgestone Corp. (Japan)	3,300	120,940
CIE Generale des Etablissements Michelin (France) (Class B Stock)	940	104,248
Continental AG (Germany)	58	9,832
Delphi Automotive PLC (United Kingdom)	23,300	1,361,186
Denso Corp. (Japan)	3,300	154,842
Goodyear Tire & Rubber Co. (The)*	18,000	404,100
Johnson Controls, Inc.	56,800	2,357,200
Koito Manufacturing Co Ltd. (Japan)	1,000	19,070
Toyoda Gosei Co. Ltd. (Japan)	3,400	84,056
Toyota Boshoku Corp. (Japan)	13,800	185,439

		5,890,823

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	2,802	301,339
Daihatsu Motor Co. Ltd. (Japan)	1,000	19,434
Daimler AG (Germany)	12,233	953,807
Fiat SpA (Italy)*	54,885	437,994
Ford Motor Co.	339,185	5,722,051
Fuji Heavy Industries Ltd. (Japan)	20,000	557,313
General Motors Co.*	77,000	2,769,690

Harley-Davidson, Inc.	19,800	1,271,952
Honda Motor Co. Ltd. (Japan)	200	7,645
Mazda Motor Corp. (Japan)*	14,000	62,935
Toyota Motor Corp. (Japan)	25,400	1,629,094
Volkswagen AG (Germany)	883	200,314

		13,933,568

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	6,751	669,684
Asahi Group Holdings Ltd. (Japan)	2,600	68,447
Beam, Inc.	14,000	905,100
Brown-Forman Corp. (Class B Stock)	13,650	929,975
Coca-Cola Co. (The)	322,500	12,216,300
Coca-Cola Enterprises, Inc.	21,400	860,494
Coca-Cola West Co. Ltd. (Japan)	300	5,996
Constellation Brands, Inc. (Class A Stock)*	13,000	746,200
Diageo PLC (United Kingdom)	30,203	960,081
Dr Pepper Snapple Group, Inc.	15,000	672,300
Heineken Holding NV (Netherlands)	5,808	367,212
Heineken NV (Netherlands)	1,193	84,520
Kirin Holdings Co. Ltd. (Japan)	6,000	87,601
Molson Coors Brewing Co. (Class B Stock)	13,300	666,729
Monster Beverage Corp.*(a)	13,200	689,700
PepsiCo, Inc.	130,107	10,343,507
Suntory Beverage & Food Ltd. (Japan)*	700	23,608
Treasury Wine Estates Ltd. (Australia)	3,200	13,213

		30,310,667

Biotechnology — 1.3%
Actelion Ltd. (Switzerland)	6,955	493,816
Alexion Pharmaceuticals, Inc.*	15,700	1,823,712
Amgen, Inc.	62,987	7,050,765
Biogen Idec, Inc.*	20,490	4,933,172
Celgene Corp.*	35,400	5,449,122
Gilead Sciences, Inc.*(a)	128,300	8,062,372
Regeneron Pharmaceuticals, Inc.*	6,700	2,096,229
Vertex Pharmaceuticals, Inc.*	18,100	1,372,342

		31,281,530

Building Products — 0.1%
Daikin Industries Ltd. (Japan)	1,400	74,723
Masco Corp.	33,500	712,880
TOTO Ltd. (Japan)	33,000	462,918

		1,250,521

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	5,049	29,714
Ameriprise Financial, Inc.	16,920	1,541,074
Bank of New York Mellon Corp. (The)	99,058	2,990,561
BlackRock, Inc.	10,600	2,868,572
Charles Schwab Corp. (The)	95,250	2,013,585
Daiwa Securities Group, Inc. (Japan)	57,000	514,405
E*TRADE Financial Corp.*	25,520	421,080
Franklin Resources, Inc.	33,200	1,678,260
Goldman Sachs Group, Inc. (The)	35,000	5,537,350
Invesco Ltd. (Bermuda)	39,400	1,256,860
Legg Mason, Inc.	10,200	341,088
Morgan Stanley	119,680	3,225,376
Nomura Holdings, Inc. (Japan)	24,700	193,196
Northern Trust Corp.	20,700	1,125,873
Schroders PLC (United Kingdom)	11,168	465,619

State Street Corp.	38,400	2,524,800
T. Rowe Price Group, Inc.	23,100	1,661,583
UBS AG (Switzerland)	4,990	102,272

		28,491,268

Chemicals — 1.5%
Air Liquide SA (France)	329	45,842
Air Products & Chemicals, Inc.	17,000	1,811,690
Airgas, Inc.	4,600	487,830
Asahi Kasei Corp. (Japan)	67,000	506,018
BASF SE (Germany)	6,438	617,407
CF Industries Holdings, Inc.	4,600	969,818
Daicel Corp. (Japan)	37,000	334,715
Dow Chemical Co. (The)	104,231	4,002,470
Eastman Chemical Co.	13,500	1,051,650
Ecolab, Inc.	22,100	2,182,596
E.I. du Pont de Nemours & Co.	79,520	4,656,691
EMS-Chemie Holding AG (Switzerland)	1,333	471,702
FMC Corp.	11,500	824,780
Givaudan SA (Switzerland)	93	135,927
Hitachi Chemical Co. Ltd. (Japan)	600	9,686
Incitec Pivot Ltd. (Australia)	8,761	21,997
International Flavors & Fragrances, Inc.	5,500	452,650
Israel Chemicals Ltd. (Israel)	20,543	173,472
K+S AG (Germany)(a)	1,193	30,841
Kansai Paint Co. Ltd. (Japan)	1,000	13,289
Kuraray Co. Ltd. (Japan)	1,800	21,635
LyondellBasell Industries NV (Netherlands) (Class A Stock)	37,500	2,746,125
Mitsubishi Chemical Holdings Corp. (Japan)	9,000	42,172
Monsanto Co.	45,894	4,789,957
Mosaic Co. (The)	26,100	1,122,822
Nitto Denko Corp. (Japan)	600	39,128
PPG Industries, Inc.	12,300	2,054,838
Praxair, Inc.	24,800	2,981,208
Sherwin-Williams Co. (The)	7,600	1,384,568
Sigma-Aldrich Corp.	10,700	912,710
Yara International ASA (Norway)	11,594	478,734

		35,374,968

Commercial Banks — 2.0%
Aozora Bank Ltd. (Japan)	6,000	17,819
Australia & New Zealand Banking Group Ltd. (Australia)	6,390	183,727
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,041	436,573
Banco Santander SA (Spain)	46,039	375,362
Bank Hapoalim BM (Israel)	139,339	705,082
Bank of East Asia Ltd. (Hong Kong)	113,200	479,527
Barclays PLC (United Kingdom)	5,647	24,134
BB&T Corp.	56,400	1,903,500
BNP Paribas SA (France)	1,175	79,482
BOC Hong Kong Holdings Ltd. (Hong Kong)	17,000	54,621
Chiba Bank Ltd. (The) (Japan)	4,000	29,294
Comerica, Inc.	17,400	683,994
Commonwealth Bank of Australia (Australia)	17,266	1,147,497
DNB ASA (Norway)	33,426	507,602
Fifth Third Bancorp	69,521	1,254,159
Fukuoka Financial Group, Inc. (Japan)	2,000	9,056
Hang Seng Bank Ltd. (Hong Kong)	31,900	520,233
HSBC Holdings PLC (United Kingdom)	167,141	1,809,036
Huntington Bancshares, Inc.	78,236	646,229
Iyo Bank Ltd. (The) (Japan)	1,000	10,501

KeyCorp	69,900	796,860
M&T Bank Corp.(a)	11,400	1,275,888
Mitsubishi UFJ Financial Group, Inc. (Japan)	152,300	976,907
Mizuho Financial Group, Inc. (Japan)	200,100	435,008
National Australia Bank Ltd. (Australia)	8,387	268,728
Oversea-Chinese Banking Corp. Ltd. (Singapore)	14,000	115,049
PNC Financial Services Group, Inc.	45,233	3,277,131
Regions Financial Corp.	115,703	1,071,410
Resona Holdings, Inc. (Japan)	97,800	502,106
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	49,718	527,023
Standard Chartered PLC (United Kingdom)	1,107	26,521
Sumitomo Mitsui Financial Group, Inc. (Japan)	17,300	837,760
SunTrust Banks, Inc.	48,500	1,572,370
Suruga Bank Ltd. (Japan)	1,000	17,239
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,442	147,265
U.S. Bancorp	158,385	5,793,723
UniCredit SpA (Italy)	30,436	194,359
United Overseas Bank Ltd. (Singapore)	9,000	148,454
Wells Fargo & Co.	412,164	17,030,616
Westpac Banking Corp. (Australia)	30,665	937,329
Yamaguchi Financial Group, Inc. (Japan)	1,000	9,839
Zions Bancorporation(a)	15,550	426,381

		47,265,394

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	15,700	638,362
Cintas Corp.(a)	8,900	455,680
DAI Nippon Printing Co. Ltd. (Japan)	5,000	53,011
Iron Mountain, Inc.	15,685	423,809
Pitney Bowes, Inc.(a)	20,700	376,533
Republic Services, Inc.	22,065	736,088
Secom Co. Ltd. (Japan)	1,100	68,946
Securitas AB (Sweden) (Class B Stock)	25,571	291,990
Stericycle, Inc.*	6,900	796,260
Toppan Printing Co. Ltd. (Japan)	3,000	24,246
Tyco International Ltd. (Switzerland)	42,000	1,469,160
Waste Management, Inc.	35,142	1,449,256

		6,783,341

Communications Equipment — 1.0%
Cisco Systems, Inc.	458,100	10,728,702
Harris Corp.	9,400	557,420
JDS Uniphase Corp.*	21,475	315,897
Juniper Networks, Inc.*	48,100	955,266
Motorola Solutions, Inc.	20,389	1,210,699
QUALCOMM, Inc.	144,500	9,733,520

		23,501,504

Computers & Peripherals — 2.1%
Apple, Inc.	77,420	36,909,985
Dell, Inc.	120,900	1,664,793
EMC Corp.	179,150	4,579,074
Gemalto NV (France)	235	25,225
Hewlett-Packard Co.	165,448	3,471,099
NetApp, Inc.	28,800	1,227,456
SanDisk Corp.	22,100	1,315,171
Seagate Technology PLC (Ireland)	26,700	1,167,858
Western Digital Corp.	17,700	1,122,180

		51,482,841

Construction & Engineering — 0.1%
Bouygues SA (France)	1,086	39,752
Ferrovial SA (Spain)	21,394	385,315
Fluor Corp.	12,600	894,096
Hochtief AG (Germany)	162	14,141
Jacobs Engineering Group, Inc.*	12,700	738,886
JGC Corp. (Japan)	1,000	36,205
Quanta Services, Inc.*	16,700	459,417
Vinci SA (France)	7,842	456,534

		3,024,346

Construction Materials
Imerys SA (France)	1,060	74,011
Vulcan Materials Co.	11,600	600,996

		675,007

Consumer Finance — 0.5%
American Express Co.	79,900	6,034,048
Capital One Financial Corp.	49,661	3,413,697
Discover Financial Services	41,640	2,104,486
SLM Corp.	34,100	849,090

		12,401,321

Containers & Packaging — 0.1%
Avery Dennison Corp.	10,200	443,904
Ball Corp.	13,200	592,416
Bemis Co., Inc.	7,800	304,278
MeadWestvaco Corp.	16,514	633,807
Owens-Illinois, Inc.*	13,500	405,270
Sealed Air Corp.	17,100	464,949

		2,844,624

Distributors — 0.1%
Genuine Parts Co.(a)	14,200	1,148,638

Diversified Consumer Services
H&R Block, Inc.	27,100	722,486

Diversified Financial Services — 2.1%
Bank of America Corp.	922,021	12,723,890
Citigroup, Inc.	257,385	12,485,746
CME Group, Inc.	26,200	1,935,656
IntercontinentalExchange, Inc.*(a)	6,500	1,179,230
Investor AB (Sweden) (Class B Stock)	17,014	515,992
JPMorgan Chase & Co.	321,545	16,620,661
Leucadia National Corp.	23,400	637,416
London Stock Exchange Group PLC (United Kingdom)	6,827	169,831
McGraw Hill Financial, Inc.	24,000	1,574,160
Moody’s Corp.	17,000	1,195,610
NASDAQ OMX Group, Inc. (The)	11,600	372,244
NYSE Euronext	19,800	831,204
ORIX Corp. (Japan)	9,600	156,940
Pohjola Bank PLC (Finland) (Class A Stock)	25,572	426,170

		50,824,750

Diversified Telecommunication Services — 1.3%
AT&T, Inc.(a)	450,868	15,248,356
Belgacom SA (Belgium)	16,446	437,414
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	159,949	294,113
BT Group PLC (United Kingdom)	53,833	298,061
CenturyLink, Inc.(a)	49,136	1,541,888
Deutsche Telekom AG (Germany)	20,079	290,811

Frontier Communications Corp.(a)	78,990	329,388
Hellenic Telecommunications Organization SA (Greece)*	27,999	291,379
Inmarsat PLC (United Kingdom)	2,941	33,734
Nippon Telegraph & Telephone Corp. (Japan)	11,100	577,762
Orange SA (France)	9,735	121,898
TDC A/S (Denmark)	23,436	198,308
Telenor ASA (Norway)	13,509	308,727
TeliaSonera AB (Sweden)	16,261	124,412
Telstra Corp. Ltd. (Australia)	29,724	137,925
Verizon Communications, Inc.	241,876	11,285,934
Windstream Holdings, Inc.(a)	57,357	458,856

		31,978,966

Electric Utilities — 1.0%
American Electric Power Co., Inc.	38,860	1,684,581
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	26,000	180,333
Chubu Electric Power Co., Inc. (Japan)	4,400	60,440
Chugoku Electric Power Co., Inc. (The) (Japan)	2,000	31,831
Duke Energy Corp.	60,761	4,057,620
Edison International	25,200	1,160,712
EDP - Energias de Portugal SA (Portugal)	99,097	362,030
Electricite de France SA (France)	16,285	515,126
Entergy Corp.(a)	13,200	834,108
Exelon Corp.	73,613	2,181,889
FirstEnergy Corp.	37,406	1,363,449
Hokkaido Electric Power Co., Inc. (Japan)*	900	12,147
Hokuriku Electric Power Co. (Japan)	900	13,171
Iberdrola SA (Spain)	25,090	145,841
Kansai Electric Power Co., Inc. (The) (Japan)*	4,800	61,748
Kyushu Electric Power Co., Inc. (Japan)*	2,900	41,494
NextEra Energy, Inc.	35,800	2,869,728
Northeast Utilities(a)	28,700	1,183,875
Pepco Holdings, Inc.	22,600	417,196
Pinnacle West Capital Corp.	10,500	574,770
Power Assets Holdings Ltd. (Hong Kong)	4,500	40,289
PPL Corp.	49,500	1,503,810
Shikoku Electric Power Co., Inc. (Japan)*	900	15,330
Southern Co. (The)(a)	73,100	3,010,258
Tohoku Electric Power Co., Inc. (Japan)*	3,100	38,187
Tokyo Electric Power Co., Inc. (Japan)*	9,800	61,053
Xcel Energy, Inc.	44,310	1,223,399

		23,644,415

Electrical Equipment — 0.4%
AMETEK, Inc.	19,100	878,982
Eaton Corp., PLC (Ireland)	41,537	2,859,407
Emerson Electric Co.	60,800	3,933,760
Fuji Electric Co. Ltd. (Japan)	10,000	40,906
Nidec Corp. (Japan)	700	58,977
OSRAM Licht AG (Germany)*	4,839	227,162
Roper Industries, Inc.	8,700	1,155,969
Schneider Electric SA (France)	293	24,793

		9,179,956

Electronic Equipment & Instruments
Murata Manufacturing Co. Ltd. (Japan)	1,400	107,246

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,600	1,052,368
Corning, Inc.	123,300	1,798,947
FLIR Systems, Inc.	11,600	364,240

FUJIFILM Holdings Corp. (Japan)	21,200	510,917
Hirose Electric Co. Ltd. (Japan)	200	30,786
Hoya Corp. (Japan)	21,500	508,576
Jabil Circuit, Inc.	13,900	301,352
Keyence Corp. (Japan)	300	114,148
Molex, Inc.	13,000	500,760
Omron Corp. (Japan)	1,400	50,713
TE Connectivity Ltd. (Switzerland)	33,900	1,755,342
Yaskawa Electric Corp. (Japan)	1,000	14,127

		7,002,276

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	35,598	1,747,862
Cameron International Corp.*	18,800	1,097,356
Diamond Offshore Drilling, Inc.(a)	6,000	373,920
Ensco PLC (Class A Stock)	20,500	1,101,875
FMC Technologies, Inc.*	21,800	1,208,156
Halliburton Co.	73,300	3,529,395
Helmerich & Payne, Inc.	7,500	517,125
Nabors Industries Ltd. (Bermuda)	27,700	444,862
National Oilwell Varco, Inc.	35,600	2,780,716
Noble Corp. (Switzerland)	22,100	834,717
Rowan Cos. PLC (United Kingdom) (Class A Stock)*	9,600	352,512
Schlumberger Ltd.	111,418	9,844,894
Transocean Ltd. (Switzerland)	2,485	110,441

		23,943,831

Food & Staples Retailing — 1.4%
Carrefour SA (France)	4,017	137,782
Casino Guichard Perrachon SA (France)	3,513	362,124
Costco Wholesale Corp.	37,100	4,270,952
CVS Caremark Corp.	105,748	6,001,199
Delhaize Group SA (Belgium)	6,111	385,138
J Sainsbury PLC (United Kingdom)	76,887	487,292
Koninklijke Ahold NV (Netherlands)	23,890	413,899
Kroger Co. (The)	44,646	1,801,020
Metcash Ltd. (Australia)	5,021	15,001
Safeway, Inc.	22,300	713,377
Sysco Corp.	53,200	1,693,356
Wal-Mart Stores, Inc.	137,200	10,147,312
Walgreen Co.	72,200	3,884,360
Wesfarmers Ltd. (Australia)	3,298	126,697
Whole Foods Market, Inc.	29,600	1,731,600
WM Morrison Supermarkets PLC (United Kingdom)	108,520	492,030
Woolworths Ltd. (Australia)	1,284	41,959

		32,705,098

Food Products — 1.0%
Ajinomoto Co., Inc. (Japan)	8,000	105,257
Archer-Daniels-Midland Co.	54,226	1,997,686
Campbell Soup Co.	15,000	610,650
ConAgra Foods, Inc.	38,600	1,171,124
Danone SA (France)	2,016	151,792
General Mills, Inc.	53,900	2,582,888
Golden Agri-Resources Ltd. (Singapore)	39,000	16,174
Hershey Co. (The)	11,600	1,073,000
Hormel Foods Corp.	12,700	534,924
J.M. Smucker Co. (The)	8,500	892,840
Kellogg Co.	23,100	1,356,663
Kraft Foods Group, Inc.	49,117	2,575,695

Lindt & Spruengli AG (Switzerland)	10	41,035
McCormick & Co., Inc.(a)	11,400	737,580
Mead Johnson Nutrition Co.	17,667	1,311,951
Mondelez International, Inc. (Class A Stock)	153,353	4,818,351
Nestle SA (Switzerland)	16,989	1,184,713
Nippon Meat Packers, Inc. (Japan)	4,000	57,411
Suedzucker AG (Germany)	15,298	450,448
Tate & Lyle PLC (United Kingdom)	1,788	21,306
Tyson Foods, Inc. (Class A Stock)	26,300	743,764
Unilever NV (Netherlands)	3,850	146,942
Wilmar International Ltd. (Singapore)	86,000	217,394

		22,799,588

Gas Utilities — 0.1%
AGL Resources, Inc.	11,339	521,934
Gas Natural SDG SA (Spain)	12,321	257,597
ONEOK, Inc.	18,600	991,752

		1,771,283

Healthcare Equipment & Supplies — 1.1%
Abbott Laboratories	133,800	4,440,822
Baxter International, Inc.	45,500	2,988,895
Becton Dickinson and Co.	15,300	1,530,306
Boston Scientific Corp.*	113,067	1,327,407
C.R. Bard, Inc.	5,800	668,160
CareFusion Corp.*	20,175	744,458
Covidien PLC (Ireland)	38,300	2,334,002
DENTSPLY International, Inc.	11,200	486,192
Edwards Lifesciences Corp.*	10,300	717,189
Intuitive Surgical, Inc.*	3,500	1,316,945
Medtronic, Inc.	85,900	4,574,175
Smith & Nephew PLC (United Kingdom)	4,646	57,964
St. Jude Medical, Inc.	23,400	1,255,176
Stryker Corp.	24,700	1,669,473
Terumo Corp. (Japan)	800	41,184
Varian Medical Systems, Inc.*	10,100	754,773
Zimmer Holdings, Inc.	15,300	1,256,742

		26,163,863

Healthcare Providers & Services — 1.1%
Aetna, Inc.	32,069	2,053,057
Alfresa Holdings Corp. (Japan)	200	10,327
AmerisourceBergen Corp.	17,900	1,093,690
Cardinal Health, Inc.	29,750	1,551,463
CIGNA Corp.	23,600	1,813,896
DaVita HealthCare Partners, Inc.*	15,800	899,020
Express Scripts Holding Co.*	69,349	4,284,381
Fresenius Se & Co. KGaA (Germany)	860	106,828
Humana, Inc.	12,600	1,175,958
Laboratory Corp. of America Holdings*(a)	8,200	812,948
McKesson Corp.	19,030	2,441,549
Medipal Holdings Corp. (Japan)	24,900	307,617
Miraca Holdings, Inc. (Japan)	300	13,408
Patterson Cos., Inc.	9,000	361,800
Quest Diagnostics, Inc.	14,200	877,418
Ramsay Health Care Ltd. (Australia)	693	23,407
Sonic Healthcare Ltd. (Australia)	24,250	366,285
Tenet Healthcare Corp.*(a)	6,850	282,152
UnitedHealth Group, Inc.	85,500	6,122,655
WellPoint, Inc.	25,700	2,148,777

		26,746,636

Healthcare Technology — 0.1%
Cerner Corp.*	26,600	1,397,830

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	34,400	1,122,816
Chipotle Mexican Grill, Inc.*	2,850	1,221,795
Darden Restaurants, Inc.(a)	10,750	497,618
Flight Centre Ltd. (Australia)	8,618	388,631
Galaxy Entertainment Group Ltd. (Hong Kong)*	31,000	217,838
International Game Technology	17,600	333,168
Marriott International, Inc. (Class A Stock)	17,428	733,022
McDonald’s Corp.	83,900	8,072,019
MGM China Holdings Ltd. (Hong Kong)	144,800	481,592
OPAP SA (Greece)	1,211	13,519
Oriental Land Co. Ltd. (Japan)	300	49,609
Starbucks Corp.	64,500	4,964,565
Starwood Hotels & Resorts Worldwide, Inc.	17,600	1,169,520
TUI Travel PLC (United Kingdom)	78,332	466,166
Wyndham Worldwide Corp.	12,320	751,150
Wynn Resorts Ltd.(a)	7,100	1,121,871
Yum! Brands, Inc.	37,500	2,677,125

		24,282,024

Household Durables — 0.2%
Casio Computer Co. Ltd. (Japan)	1,200	11,141
D.R. Horton, Inc.(a)	22,400	435,232
Garmin Ltd.(a)	8,900	402,191
Harman International Industries, Inc.	6,400	423,872
Leggett & Platt, Inc.	11,700	352,755
Lennar Corp. (Class A Stock)(a)	13,900	492,060
Newell Rubbermaid, Inc.	27,314	751,135
Panasonic Corp. (Japan)	15,000	145,211
Persimmon PLC (United Kingdom)	12,677	222,803
PulteGroup, Inc.	33,522	553,113
Sekisui Chemical Co. Ltd. (Japan)	2,000	20,400
Sekisui House Ltd. (Japan)	4,000	53,958
Sony Corp. (Japan)	24,300	521,596
Whirlpool Corp.	7,326	1,072,819

		5,458,286

Household Products — 1.1%
Clorox Co. (The)(a)	11,800	964,296
Colgate-Palmolive Co.	72,900	4,322,970
Henkel AG & Co. KGaA (Germany)	3,409	302,014
Kimberly-Clark Corp.	33,000	3,109,260
Procter & Gamble Co. (The)	232,525	17,576,565
Reckitt Benckiser Group PLC (United Kingdom)	9,058	662,280

		26,937,385

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	44,500	591,405
Electric Power Development Co. Ltd. (Japan)	800	26,120
NRG Energy, Inc.	28,500	778,905

		1,396,430

Industrial Conglomerates — 1.3%
3M Co.	55,100	6,579,491
Danaher Corp.	51,200	3,549,184
General Electric Co.	875,500	20,915,695
Hutchison Whampoa Ltd. (Hong Kong)	50,000	599,677
Koninklijke Philips NV (Netherlands)	3,143	101,396
Siemens AG (Germany)	1,881	226,845

		31,972,288

Insurance — 2.5%
ACE Ltd. (Switzerland)	30,700	2,872,292
Aegon NV (Netherlands)	36,715	271,663
Aflac, Inc.	41,200	2,553,988
Ageas (Belgium)	9,724	394,029
Allianz SE (Germany)	3,266	513,835
Allstate Corp. (The)	43,300	2,188,815
American International Group, Inc.	127,139	6,182,770
Aon PLC	26,500	1,972,660
Assurant, Inc.	8,400	454,440
AXA SA (France)	30,920	717,617
Baloise Holding AG (Switzerland)	2,022	223,661
Berkshire Hathaway, Inc. (Class B Stock)*	152,800	17,344,328
Chubb Corp. (The)	22,000	1,963,720
Cincinnati Financial Corp.	15,537	732,725
CNP Assurances (France)	12,060	217,338
Genworth Financial, Inc. (Class A Stock)*	47,000	601,130
Hannover Rueckversicherung SE (Germany)	4,509	331,350
Hartford Financial Services Group, Inc. (The)	42,700	1,328,824
Insurance Australia Group Ltd. (Australia)	92,729	508,324
Legal & General Group PLC (United Kingdom)	175,308	556,283
Lincoln National Corp.	27,418	1,151,282
Loews Corp.	29,275	1,368,314
Marsh & Mclennan Cos., Inc.	50,600	2,203,630
MetLife, Inc.	99,100	4,652,745
Old Mutual PLC (United Kingdom)	33,257	100,951
Principal Financial Group, Inc.(a)	23,600	1,010,552
Progressive Corp. (The)	54,200	1,475,866
Prudential PLC (United Kingdom)	26,796	498,521
Sampo OYJ (Finland) (Class A Stock)	3,311	142,427
Swiss Re AG (Switzerland)	6,022	498,926
Torchmark Corp.(a)	9,750	705,413
Travelers Cos., Inc. (The)	32,135	2,724,084
Tryg A/S (Denmark)	127	11,699
Unum Group	25,410	773,480
XL Group PLC (Ireland)	28,700	884,534

		60,132,216

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	31,200	9,754,368
Expedia, Inc.(a)	8,150	422,089
Netflix, Inc.*	4,700	1,453,287
priceline.com, Inc.*	4,400	4,448,180
Tripadvisor, Inc.*(a)	8,250	625,680

		16,703,604

Internet Software & Services — 1.3%
Akamai Technologies, Inc.*(a)	16,100	832,370
eBay, Inc.*	100,300	5,595,737
F5 Networks, Inc.*	7,000	600,320
Google, Inc. (Class A Stock)*	24,040	21,056,876
VeriSign, Inc.*	9,600	488,544
Yahoo! Japan Corp. (Japan)	62,000	352,766
Yahoo!, Inc.*	81,800	2,712,488

		31,639,101

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	55,500	4,087,020
Amadeus IT Holding SA (Spain) (Class A Stock)	13,276	470,730
Automatic Data Processing, Inc.	40,200	2,909,676
Cap Gemini SA (France)	8,158	485,148
Cognizant Technology Solutions Corp. (Class A Stock)*	24,300	1,995,516
Computer Sciences Corp.	12,500	646,750
Fidelity National Information Services, Inc.	25,800	1,198,152
Fiserv, Inc.*	11,600	1,172,180
International Business Machines Corp.	87,400	16,184,732
MasterCard, Inc. (Class A Stock)	8,750	5,886,825
Nomura Research Institute Ltd. (Japan)	700	24,318
Paychex, Inc.(a)	24,400	991,616
Teradata Corp.*(a)	15,200	842,688
Total System Services, Inc.	15,596	458,834
Visa, Inc. (Class A Stock)	43,300	8,274,630
Western Union Co. (The)	45,210	843,619

		46,472,434

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	9,900	466,686
Mattel, Inc.(a)	27,151	1,136,541
Namco Bandai Holdings, Inc. (Japan)	900	16,829
Yamaha Corp. (Japan)	800	11,462

		1,631,518

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	27,314	1,399,843
Life Technologies Corp.*	15,501	1,159,940
PerkinElmer, Inc.	10,100	381,275
Thermo Fisher Scientific, Inc.	30,900	2,847,435
Waters Corp.*	7,300	775,333

		6,563,826

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class B Stock)	16,245	429,296
Caterpillar, Inc.	54,800	4,568,676
Cummins, Inc.	14,400	1,913,328
Deere & Co.	32,400	2,637,036
Dover Corp.	13,500	1,212,705
Flowserve Corp.	10,300	642,617
Hino Motors Ltd. (Japan)	30,000	444,613
Illinois Tool Works, Inc.	35,500	2,707,585
Ingersoll-Rand PLC (Ireland)	23,300	1,513,102
Joy Global, Inc.(a)	10,300	525,712
Kone OYJ (Finland) (Class B Stock)	5,853	522,804
Kubota Corp. (Japan)	6,000	87,204
Mitsubishi Heavy Industries Ltd. (Japan)	54,000	311,406
PACCAR, Inc.	31,043	1,727,853
Pall Corp.	9,600	739,584
Parker Hannifin Corp.	12,865	1,398,683
Pentair Ltd. (Switzerland)	18,077	1,173,920
Rockwell Automation, Inc.	11,800	1,261,892
Snap-on, Inc.	4,800	477,600
Stanley Black & Decker, Inc.	12,897	1,168,081
Xylem, Inc.	15,200	424,536

		25,888,233

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	19	164,243
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	46	421,966

		586,209

Media — 2.0%
Cablevision Systems Corp. (Class A Stock)(a)	14,900	250,916
CBS Corp. (Class B Stock)	48,434	2,671,619
Comcast Corp. (Class A Stock)	221,990	10,022,849
DIRECTV*	44,400	2,652,900
Discovery Communications, Inc. (Class A Stock)*	19,000	1,603,980
Gannett Co., Inc.	16,800	450,072
Interpublic Group of Cos., Inc. (The)	37,731	648,219
ITV PLC (United Kingdom)	185,899	527,503
JCDecaux SA (France)	5,322	195,944
News Corp. (Class A Stock)*	45,475	730,329
Omnicom Group, Inc.	20,100	1,275,144
Publicis Groupe SA (France)	4,042	321,534
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	718,612
Time Warner Cable, Inc.	24,614	2,746,922
Time Warner, Inc.	79,166	5,209,914
Twenty-First Century Fox, Inc.	171,000	5,728,500
Viacom, Inc. (Class B Stock)	37,334	3,120,376
Walt Disney Co. (The)	140,200	9,041,498
Washington Post Co. (The) (Class B Stock)	400	244,540

		48,161,371

Metals & Mining — 0.4%
Alcoa, Inc.(a)	90,540	735,185
Allegheny Technologies, Inc.(a)	9,900	302,148
Anglo American PLC (United Kingdom)	22,509	552,706
BHP Billiton Ltd. (Australia)	17,011	566,000
BHP Billiton PLC (United Kingdom)	24,715	727,028
Cliffs Natural Resources, Inc.	12,700	260,350
Fortescue Metals Group Ltd. (Australia)	109,680	488,495
Freeport-McMoRan Copper & Gold, Inc.	86,588	2,864,331
Glencore Xstrata PLC (United Kingdom)	24,284	132,234
Mitsubishi Materials Corp. (Japan)	34,000	140,882
Newmont Mining Corp.	44,700	1,256,070
Nucor Corp.	24,800	1,215,696
Rio Tinto PLC (United Kingdom)	220	10,739
Sumitomo Metal Mining Co. Ltd. (Japan)	26,000	369,466
United States Steel Corp.(a)	14,700	302,673
Voestalpine AG (Austria)	10,070	481,408

		10,405,411

Multiline Retail — 0.4%
Dollar General Corp.*	27,400	1,547,004
Dollar Tree, Inc.*(a)	21,200	1,211,792
Family Dollar Stores, Inc.	7,600	547,352
J.C. Penney Co., Inc.*(a)	14,400	127,008
Kohl’s Corp.(a)	16,900	874,575
Macy’s, Inc.	31,974	1,383,515
Next PLC (United Kingdom)	6,385	533,494
Nordstrom, Inc.(a)	12,400	696,880
Target Corp.	54,300	3,474,114

		10,395,734

Multi-Utilities — 0.7%
Ameren Corp.	21,900	762,996
CenterPoint Energy, Inc.	38,100	913,257
Centrica PLC (United Kingdom)	55,163	330,148
CMS Energy Corp.	23,000	605,360
Consolidated Edison, Inc.	24,400	1,345,416
Dominion Resources, Inc.	48,832	3,051,023
DTE Energy Co.	16,200	1,068,876
E.ON SE (Germany)	36,500	649,531
Integrys Energy Group, Inc.	6,620	369,992
National Grid PLC (United Kingdom)	35,087	414,471
NiSource, Inc.	24,800	766,072
PG&E Corp.	39,500	1,616,340
Public Service Enterprise Group, Inc.	39,400	1,297,442
SCANA Corp.	9,400	432,776
Sempra Energy	18,019	1,542,426

TECO Energy, Inc.(a)	20,500	339,070
Wisconsin Energy Corp.(a)	20,100	811,638

		16,316,834

Office Electronics — 0.1%
Konica Minolta Holdings, Inc. (Japan)	3,500	29,483
Ricoh Co. Ltd. (Japan)	41,000	475,085
Xerox Corp.	99,763	1,026,561

		1,531,129

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	42,654	3,966,395
Apache Corp.	35,014	2,981,092
BG Group PLC (United Kingdom)	467	8,915
BP PLC (United Kingdom)	191,722	1,344,140
Cabot Oil & Gas Corp.	33,700	1,257,684
Chesapeake Energy Corp.(a)	43,100	1,115,428
Chevron Corp.	165,022	20,050,173
ConocoPhillips	102,977	7,157,931
CONSOL Energy, Inc.	19,500	656,175
Delek Group Ltd. (Israel)	71	23,171
Denbury Resources, Inc.*	26,700	491,547
Devon Energy Corp.	32,000	1,848,320
ENI SpA (Italy)	25,107	577,164
EOG Resources, Inc.	23,500	3,978,080
EQT Corp.	11,500	1,020,280
Exxon Mobil Corp.	375,699	32,325,142
Hess Corp.	24,700	1,910,298
Idemitsu Kosan Co. Ltd. (Japan)	100	8,667
JX Holdings, Inc. (Japan)	12,300	63,923
Kinder Morgan, Inc.	56,798	2,020,305
Marathon Oil Corp.	58,482	2,039,852
Marathon Petroleum Corp.	26,741	1,719,981
Murphy Oil Corp.	13,700	826,384
Newfield Exploration Co.*	13,900	380,443
Noble Energy, Inc.	28,700	1,923,187
Occidental Petroleum Corp.	69,400	6,491,676
OMV AG (Austria)	10,100	498,730
Peabody Energy Corp.	23,300	401,925
Phillips 66	52,338	3,026,183
Pioneer Natural Resources Co.	11,900	2,246,720
QEP Resources, Inc.	15,500	429,195
Range Resources Corp.	15,000	1,138,350
Repsol SA (Spain)	289	7,165
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	19,046	627,865
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	30,144	1,040,059
Showa Shell Sekiyu KK (Japan)	40,500	453,716
Southwestern Energy Co.*	31,600	1,149,608

Spectra Energy Corp.	59,562	2,038,807
Tesoro Corp.	13,200	580,536
Total SA (France)	21,605	1,252,288
Valero Energy Corp.	43,300	1,478,695
Williams Cos., Inc. (The)	59,300	2,156,148
Woodside Petroleum Ltd. (Australia)	4,513	161,491
WPX Energy, Inc.*(a)	20,033	385,836

		115,259,670

Paper & Forest Products — 0.1%
International Paper Co.	39,573	1,772,870
OJI Holdings Corp. (Japan)	5,000	23,509
Stora ENSO OYJ (Finland) (Class R Stock)	43,673	370,339

		2,166,718

Personal Products — 0.1%
Avon Products, Inc.	39,200	807,520
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,200	1,481,880

		2,289,400

Pharmaceuticals — 3.4%
AbbVie, Inc.	136,500	6,105,645
Actavis, Inc.*	11,200	1,612,800
Allergan, Inc.	25,300	2,288,385
AstraZeneca PLC (United Kingdom)	12,477	648,621
Bayer AG (Germany)	2,918	344,122
Bristol-Myers Squibb Co.	141,770	6,561,116
Eli Lilly & Co.	85,400	4,298,182
Forest Laboratories, Inc.*	17,300	740,267
GlaxoSmithKline PLC (United Kingdom)	28,081	706,037
Hospira, Inc.*(a)	14,860	582,809
Johnson & Johnson	241,248	20,913,789
Merck & Co., Inc.	247,333	11,775,524
Merck KGaA (Germany)	715	111,599
Mitsubishi Tanabe Pharma Corp. (Japan)	1,200	16,842
Mylan, Inc.*	32,900	1,255,793
Novartis AG (Switzerland)	10,155	781,104
Novo Nordisk A/S (Denmark) (Class B Stock)	5,305	898,478
Otsuka Holdings Co. Ltd. (Japan)	17,400	504,524
Perrigo Co.	7,200	888,336
Pfizer, Inc.	565,970	16,248,999
Roche Holding AG (Switzerland)	6,498	1,753,637
Sanofi (France)	5,550	562,087
Shionogi & Co. Ltd. (Japan)	1,800	37,892
Shire PLC (United Kingdom)	13,613	544,587
Teva Pharmaceutical Industries Ltd. (Israel)	13,318	503,275
Tsumura & Co. (Japan)	300	8,806
Zoetis, Inc.	41,500	1,291,480

		81,984,736

Professional Services — 0.1%
Adecco SA (Switzerland)	4,289	305,960
Capita PLC (United Kingdom)	8,983	144,792
Dun & Bradstreet Corp. (The)(a)	4,400	456,940
Equifax, Inc.	10,100	604,485
Nielsen Holdings NV(a)	16,200	590,490
Robert Half International, Inc.	11,200	437,136

		2,539,803

Real Estate Investment Trusts — 1.1%
American Tower Corp.	32,500	2,409,225
Apartment Investment & Management Co. (Class A Stock)	13,033	364,142
AvalonBay Communities, Inc.	10,875	1,382,104
Boston Properties, Inc.	13,500	1,443,150
CapitaMall Trust (Singapore)	17,000	26,561
Dexus Property Group (Australia)	492,769	461,277
Equity Residential	28,900	1,548,173
HCP, Inc.	40,600	1,662,570
Health Care REIT, Inc.	24,000	1,497,120
Host Hotels & Resorts, Inc.(a)	66,682	1,178,271
Japan Retail Fund Investment Corp. (Japan)	11	22,649
Kimco Realty Corp.(a)	36,500	736,570
Link REIT (The) (Hong Kong)	77,500	378,908
Macerich Co. (The)	12,300	694,212
Nippon Prologis REIT, Inc. (Japan)	1	10,021
Plum Creek Timber Co., Inc.	12,700	594,741
Prologis, Inc.	39,977	1,503,935
Public Storage	13,000	2,087,150
Simon Property Group, Inc.	26,743	3,964,115
Unibail-Rodamco SE (Netherlands)	2,422	600,871
Ventas, Inc.	23,318	1,434,057
Vornado Realty Trust	14,225	1,195,754
Westfield Retail Trust (Australia)	136,352	377,977
Weyerhaeuser Co.	48,598	1,391,361

		26,964,914

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	20,300	469,539
Daito Trust Construction Co. Ltd. (Japan)	500	50,037
Hysan Development Co. Ltd. (Hong Kong)	100,000	446,448
Lend Lease Group (Australia)	2,820	26,744
Swiss Prime Site AG (Switzerland)	4,583	354,636
UOL Group Ltd. (Singapore)	2,000	9,819
Wharf Holdings Ltd. (Hong Kong)	4,000	34,659
Wheelock & Co. Ltd. (Hong Kong)	5,000	26,525

		1,418,407

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	4,300	551,925
ComfortDelGro Corp. Ltd. (Singapore)	32,000	50,355
CSX Corp.	83,200	2,141,568
Kansas City Southern	9,000	984,240
Nippon Express Co. Ltd. (Japan)	4,000	20,100
Norfolk Southern Corp.	26,600	2,057,510
Ryder System, Inc.	4,900	292,530
Union Pacific Corp.	39,900	6,198,066
West Japan Railway Co. (Japan)	900	38,587

		12,334,881

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	23,800	884,408
Analog Devices, Inc.	27,200	1,279,760
Applied Materials, Inc.	100,700	1,766,278
ARM Holdings PLC (United Kingdom)	2,142	34,285
Broadcom Corp. (Class A Stock)	47,050	1,223,771
First Solar, Inc.*	5,400	217,134
Infineon Technologies AG (Germany)	21,818	218,667
Intel Corp.	419,700	9,619,524
KLA-Tencor Corp.	14,700	894,495
LAM Research Corp.*	11,550	591,245
Linear Technology Corp.	20,500	813,030

LSI Corp.	44,200	345,644
Microchip Technology, Inc.(a)	16,600	668,814
Micron Technology, Inc.*(a)	89,600	1,565,312
NVIDIA Corp.	52,550	817,678
Teradyne, Inc.*(a)	19,800	327,096
Texas Instruments, Inc.	94,400	3,801,488
Xilinx, Inc.	23,400	1,096,524

		26,165,153

Software — 1.8%
Adobe Systems, Inc.*	40,200	2,087,988
Autodesk, Inc.*	19,700	811,049
CA, Inc.	25,164	746,616
Citrix Systems, Inc.*	16,500	1,165,065
Electronic Arts, Inc.*	26,400	674,520
Intuit, Inc.	23,500	1,558,285
Microsoft Corp.	646,500	21,534,915
NICE Systems Ltd. (Israel)	313	12,971
Oracle Corp.	302,100	10,020,657
Red Hat, Inc.*	16,600	765,924
Salesforce.com, Inc.*(a)	48,000	2,491,680
SAP AG (Germany)	527	38,974
Symantec Corp.	61,478	1,521,581
Trend Micro, Inc. (Japan)	700	26,158

		43,456,383

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	100	4,879
Abercrombie & Fitch Co. (Class A Stock)(a)	8,300	293,571
AutoNation, Inc.*	3,874	202,107
AutoZone, Inc.*	3,150	1,331,600
Bed Bath & Beyond, Inc.*(a)	18,400	1,423,424
Best Buy Co., Inc.(a)	22,025	825,938
CarMax, Inc.*	20,100	974,247
Fast Retailing Co. Ltd. (Japan)	400	150,860
GameStop Corp. (Class A Stock)	9,100	451,815
Gap, Inc. (The)	23,700	954,636
Home Depot, Inc. (The)	123,350	9,356,098
L Brands, Inc.	20,306	1,240,697
Lowe’s Cos., Inc.	94,300	4,489,623
O’Reilly Automotive, Inc.*	9,300	1,186,587
PetSmart, Inc.	9,700	739,722
Ross Stores, Inc.	17,700	1,288,560
Shimamura Co. Ltd. (Japan)	100	9,957
Staples, Inc.	56,449	826,978
Tiffany & Co.	8,300	635,946
TJX Cos., Inc. (The)	61,600	3,473,624
Urban Outfitters, Inc.*	11,100	408,147
USS Co. Ltd. (Japan)	600	8,688

		30,277,704

Textiles, Apparel & Luxury Goods — 0.4%
Christian Dior SA (France)	403	79,094
Cie Financiere Richemont SA (Switzerland)	3,924	393,168
Coach, Inc.	22,100	1,205,113
Fossil Group, Inc.*	3,400	395,216
NIKE, Inc. (Class B Stock)	62,600	4,547,264
PVH Corp.	6,500	771,485
Ralph Lauren Corp.	5,800	955,434
Swatch Group AG (The) (Switzerland) (Registered Shares)	1,344	151,677
VF Corp.	8,000	1,592,400

		10,090,851

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	451,595
People’s United Financial, Inc.	26,300	378,194

		829,789

Tobacco — 0.9%
Altria Group, Inc.	172,600	5,928,810
British American Tobacco (United Kingdom)	11,464	603,345
Japan Tobacco, Inc. (Japan)	19,400	699,366
Lorillard, Inc.	30,941	1,385,538
Philip Morris International, Inc.	136,900	11,854,171
Reynolds American, Inc.	29,000	1,414,620
Swedish Match AB (Sweden)	1,071	37,785

		21,923,635

Trading Companies & Distributors — 0.2%
Bunzl PLC (United Kingdom)	2,286	49,517
Fastenal Co.(a)	21,500	1,080,375
ITOCHU Corp. (Japan)	17,000	209,426
Marubeni Corp. (Japan)	65,000	514,046
Mitsubishi Corp. (Japan)	9,600	194,917
Mitsui & Co. Ltd. (Japan)	11,800	172,067
Sojitz Corp. (Japan)	6,700	13,157
Sumitomo Corp. (Japan)	5,600	75,688
W.W. Grainger, Inc.	5,200	1,360,892

		3,670,085

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)(a)	3,146	61,143
Atlantia SpA (Italy)	6,001	122,198
Auckland International Airport Ltd. (New Zealand)	163,589	450,326

		633,667

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	25,200	1,840,356
KDDI Corp. (Japan)	11,500	590,985
Millicom International Cellular SA SDR	453	40,076
NTT DOCOMO, Inc. (Japan)	8,200	132,874
Softbank Corp. (Japan)	1,300	90,282
Vodafone Group PLC (United Kingdom)	202,332	710,154

		3,404,727

TOTAL COMMON STOCKS (cost $680,709,943)		1,356,298,869

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $526,760)	10,550	672,985

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (PRFC) (Germany)	369	30,105
Volkswagen AG (PRFC) (Germany)	168	39,611

		69,716

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	549,400

Media
ProSiebenSat 1 Media AG (Germany)	10,553	448,286

TOTAL PREFERRED STOCKS (cost $1,002,644)		1,067,402

	Units
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 11/14/13	39,041	5,334
Real Estate Management & Development
New World Development Ltd. (Hong Kong), expiring 08/29/13	237	—
Transportation Infrastructure
Abertis Infraestructuras SA (Spain), expiring 11/09/13(a)	3,146	3,060

TOTAL RIGHTS (cost $5,229)		8,394

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.2%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.526%(b)	04/25/19	429	421,799
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506%(b)	10/19/20	392	389,194

					810,993

Collateralized Loan Obligations — 1.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%(b)	04/20/25	2,100	2,083,225
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	250	237,208
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.516%(b)	10/20/19	1,224	1,198,842
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466%(b)	07/13/25	2,400	2,385,221
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.524%(b)	01/26/20	725	713,903
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%(b)	07/15/24	1,000	999,243
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375%(b)	04/17/25	2,200	2,180,926
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.446%(b)	01/19/25	900	893,435
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(c)	2.166%(b)	01/19/25	300	299,156
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	Aaa	0.516%(b)	07/22/20	413	406,883
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(b)	03/15/20	1,000	973,024
ING Investment Management Co. CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%(b)	04/15/24	2,200	2,179,016
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(c)	1.659%(b)	09/06/22	319	318,960
LCM CLO LP (Cayman Islands), Series 2005-3A, Class A, 144A	Aaa	0.521%(b)	06/01/17	177	176,375
LightPoint CLO Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.514%(b)	09/15/17	359	353,337

Magnetite CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	AAA(c)	1.754%(b)	09/15/23	300	300,486
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%(b)	05/18/23	1,100	1,104,535
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	Aaa	0.512%(b)	02/22/20	426	418,482
Mountain Capital CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.504%(b)	03/15/18	81	80,593
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662%(b)	11/22/23	1,000	1,000,910
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(c)	2.462%(b)	11/22/23	900	886,434
OHA Intrepid Leveraged Loan Fund CLO Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186%(b)	04/20/21	1,651	1,649,197
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%(b)	07/22/25	1,000	991,054
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318%(b)	04/15/25	2,600	2,565,116
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.913%(b)	08/17/22	500	501,519
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.966%(b)	10/20/23	900	903,711
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.522%(b)	05/27/20	451	445,446
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(b)	04/27/21	2,817	2,770,110
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.515%(b)	11/01/18	1,046	1,036,963
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%(b)	07/15/25	2,200	2,184,563

					32,237,873

Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Master Trust, Series 2012-4, Class C, 144A	AA-(c)	0.982%(b)	05/15/20	2,700	2,703,259
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.650%(b)	03/24/17	1,000	991,502
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	A2	1.032%(b)	06/15/18	4,500	4,477,532
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(b)	11/15/16	1,000	1,002,345
SVO VOI Mortgage Corp., Series 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,388	1,380,930

					10,555,568

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.829%(b)	03/25/33	382	353,069
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	Ba1	0.929%(b)	03/25/34	3,240	3,011,505
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	B1	4.563%	07/25/35	375	334,145
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	B1	5.700%(l)	07/25/34	521	492,163
Fremont Home Loan Trust, Series 2004-2, Class M1	A3	1.034%(b)	07/25/34	506	458,776
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.670%(b)	01/20/35	274	261,318
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	B1	0.709%(b)	06/25/34	818	757,210
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	Ba2	1.379%(b)	05/25/33	199	189,757

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	Baa2	1.229%(b)	12/27/33	1,121	1,071,585
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	B3	1.079%(b)	07/25/32	535	480,426
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	B2	1.454%(b)	09/25/32	725	657,315
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.944%(b)	02/25/34	1,127	1,017,008

					9,084,277

TOTAL ASSET-BACKED SECURITIES (cost $52,122,028)					52,688,711

BANK LOANS(b) — 0.4%
Automotive
Schaeffler AG (Germany)	Ba2	4.250%	01/27/17	600	601,200

Cable — 0.1%
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/08/20	1,000	994,028

Foods — 0.1%
ARAMARK Corp.	B1	4.000%	09/09/19	900	901,407
Del Monte Foods Co.	B1	4.000%	03/08/18	958	954,398

					1,855,805

Gaming
Scientific Games Corp.	Ba1	3.190%	06/30/15	418	416,862

Healthcare & Pharmaceutical — 0.1%
CHS/Community Health Systems, Inc.	Ba2	2.680%	10/25/16	453	452,728
HCA, Inc.	BB(c)	2.930%	05/01/18	370	368,583
HCA, Inc.	BB(c)	2.998%	03/31/17	886	886,776
RPI Finance Trust	Baa2	4.000%	11/09/18	895	897,115
Universal Health Services, Inc.	Ba2	1.680%	08/15/16	86	85,849

					2,691,051

Technology — 0.1%
First Data Corp.	B1	4.180%	03/24/17	156	154,974
First Data Corp.	B1	4.180%	03/26/18	2,055	2,035,734
Sensata Technologies BV, Inc. (Netherlands)	Baa3	3.750%	05/12/18	152	152,546

					2,343,254

TOTAL BANK LOANS (cost $8,859,552)					8,902,200

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,515,824
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(c)	5.572%(b)	04/10/49	3,895	4,268,957
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A2	Aaa	5.559%(b)	06/10/49	386	386,079
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%	11/10/38	348	348,081
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.705%(b)	12/10/49	800	904,694
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%	04/10/46	900	838,967
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,020	1,106,502

COMM Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%	03/10/46	1,400	1,322,441
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A2	Aaa	1.765%	10/15/45	2,600	2,585,097
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	921,449
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	AAA(c)	4.022%	07/10/45	1,100	1,125,271
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,395	2,453,848
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(c)	5.390%(b)	02/15/39	4,330	4,695,326
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(c)	5.390%(b)	02/15/39	530	567,307
Credit Suisse Mortgage Capital Certificates, Series 2005-C2, Class A4	A1	4.832%	04/15/37	900	938,955
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	AA+(c)	1.474%(b)	05/25/22	21,317	2,063,272
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	AA+(c)	1.512%(b)	06/25/22	5,875	586,746
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	AA+(c)	3.320%(b)	02/25/23	2,300	2,307,250
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	AA+(c)	1.752%(b)	08/25/16	6,268	224,532
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	AA+(c)	1.783%(b)	05/25/19	16,915	1,409,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	AA+(c)	1.710%(b)	07/25/19	17,451	1,419,712
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(b)	04/10/37	1,400	1,487,853
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(b)	08/10/45	888	895,391
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB	Aaa	4.853%(b)	03/15/46	744	755,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	157	156,561
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,050,946
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	1,524	1,555,276
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	Aa2	4.999%(b)	10/15/42	1,170	1,245,382
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,136	1,188,323
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4	Aaa	5.475%(b)	04/15/43	2,339	2,541,617
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.798%(b)	06/15/49	929	951,246
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,821,019
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,500	1,384,131
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,200	3,010,765
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A4	Aaa	2.694%	04/15/46	1,100	1,026,444
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	724,601

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(c)	5.263%(b)	11/15/40		1,390	1,497,945
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(c)	5.679%(b)	05/12/39		780	844,522
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(c)	5.519%(b)	02/12/39		440	478,510
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A3	Aaa	5.364%	08/12/48		353	356,089
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%	03/12/51		2,062	2,065,371
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.889%(b)	06/12/46		2,210	2,433,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	Aaa	3.968%(b)	07/15/46		1,400	1,440,572
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%	12/15/48		1,200	1,140,468
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.416%(b)	03/12/44		1,500	1,612,512
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(c)	5.675%(b)	10/15/42		2,311	2,492,938
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44		2,965	3,058,064
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	AAA(c)	5.647%(b)	06/11/42		622	629,227
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%	12/10/45		1,400	1,313,249
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%	03/10/46		3,200	3,015,366
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%	04/10/46		1,500	1,419,216
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	Aaa	5.724%(b)	05/15/43		3,688	4,014,493

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $80,577,205)						81,596,518

CORPORATE BONDS — 8.1%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14		900	920,250

Airlines — 0.2%
Continental Airlines 1998-1 Class A Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	Baa2	6.648%	09/15/17		139	146,516
Continental Airlines 2009-2, Class A Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	Baa2	7.250%	11/10/19		617	697,475
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	Baa2	4.750%	01/12/21	(a)	656	693,392
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	Baa2	4.000%	10/29/24	(a)	405	391,838
Continental Airlines, Inc. Pass-Through Trust, Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	Baa2	6.703%	06/15/21	(d)	127	135,507
Delta Air Lines 2007-1 Pass-Through Trust, Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	Baa1	6.821%	08/10/22		336	374,217
Delta Air Lines 2010-2 Pass-Through Trust, Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	Baa1	4.950%	05/23/19	(a)	571	609,345
Delta Air Lines 2011-1 Pass-Through Trust, Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	Baa1	5.300%	04/15/19	(a)	916	980,423

						4,028,713

Automotive — 0.2%
Cummins, Inc., Sr. Unsec’d. Notes	A3	4.875%	10/01/43		70	71,134
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		1,890	2,002,935
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875%	10/02/23		755	738,013
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%	10/02/43		695	684,575
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	2.700%	03/15/17		380	385,909
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16		235	256,996

						4,139,562

Banking — 2.0%
Banco Bradesco SA (Brazil), Sub. Notes	Baa2	8.750%	10/24/13		1,690	1,690,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	(a)	530	489,971
Bank of America Corp., Jr. Sub. Notes	B1	8.000%(b)	12/29/49	(a)	2,100	2,283,750
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23		360	337,234
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	(a)	185	194,285
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18		105	118,495
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22		1,290	1,441,010
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	(a)	1,330	1,506,120
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		850	936,786
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36		805	902,279
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%	10/29/15	(a)	1,265	1,291,439
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	5.300%	10/30/15		550	595,308
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	6.400%	10/02/17		270	314,972
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	7.250%	02/01/18	(a)	1,135	1,359,447
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	(a)	1,125	1,179,036
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38		103	127,331
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	(a)	850	1,180,499
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,195	1,526,304
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36		725	729,671
Depfa ACS Bank (Ireland), Covered Bonds, 144A	A3	5.125%	03/16/37		630	522,900
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		485	571,360
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22		900	858,674
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	5.250%	07/27/21		2,305	2,487,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22		1,250	1,385,804
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41		220	246,470
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17		765	842,682
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36		1,020	1,035,528
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		113	117,931
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22		1,230	1,326,994
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21		920	1,013,410
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		150	177,722
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	(a)	1,145	1,143,340
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900%(b)	04/29/49	(a)	2,000	2,170,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	(a)	1,660	1,740,467
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A(e)	A2	5.800%	01/13/20	(a)	1,770	2,018,179
Morgan Stanley, Notes, MTN	Baa1	5.450%	01/09/17		1,530	1,684,856
Morgan Stanley, Notes, MTN	Baa1	6.625%	04/01/18	(a)	100	116,096
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	(a)	635	694,489
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		2,110	2,354,600
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42		640	724,271
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes	Ba1	6.346%(b)	07/29/49		800	878,000
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		1,195	1,138,557
PNC Bank NA, Sub. Notes	A3	3.800%	07/25/23		480	469,686
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19		390	470,567
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		3,260	3,264,114
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		780	802,611
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22		915	860,802

						49,321,499

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43		465	460,022
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	02/06/12		1,850	481,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	05/02/18		700	185,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		680	682,055

						1,808,577

Building Materials & Construction — 0.1%
DR Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	(a)	900	886,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	(a)	500	483,750

						1,370,250

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	(a)	900	1,032,750
Comcast Cable Holdings LLC, Gtd. Notes	A3	9.875%	06/15/22		1,440	1,977,247
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38		310	367,495
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	(a)	290	364,867
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		605	630,703
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		165	170,860
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		520	442,409
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14		345	356,217
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22		850	807,500

						6,150,048

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22		1,040	1,040,000
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17	(a)	1,100	1,278,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)	Baa1	6.375%	10/15/17	(d)(g)	1,198	1,390,543
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)	Baa1	7.000%	10/15/37	(d)(g)	390	462,102
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		455	417,708
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $319,875; purchased 07/10/12)	Baa3	2.500%	07/11/14	(d)(g)	320	323,574
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)	Baa3	3.125%	05/11/15	(d)(g)	420	432,309
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,060	1,114,243

						6,459,229

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		35	51,065
ICI Wilmington, Inc. (Netherlands), Gtd. Notes	Baa1	5.625%	12/01/13		780	786,391
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	5.000%	04/15/19		800	880,597
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20		950	1,060,541
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25		500	591,495

						3,370,089

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18		1,600	1,837,896

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16		170	192,910
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36		530	629,411
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17		250	259,375
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	(a)	825	876,563
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	A2	6.950%	03/15/33		300	388,967
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	A3	5.500%	12/01/39		145	162,541
Duke Energy Carolinas LLC, First Mtge. Bonds	Aa3	6.050%	04/15/38		530	627,305
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35		845	895,560
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15		1,160	1,300,002
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	(a)	195	207,188
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.250%	10/01/39		1,375	1,415,932
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33		380	456,547
Iberdrola International BV (Spain), Gtd. Notes	Baa1	6.750%	09/15/33		140	144,321
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37		325	360,654
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19		545	609,402
NSTAR LLC, Sr. Unsec’d. Notes	A3	4.500%	11/15/19		605	664,946
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15		465	496,630
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18		135	162,507
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37		515	605,665
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41		480	471,152
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17		263	293,600

						11,221,178

Energy — Integrated
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	Baa2	5.400%	02/14/22	(a)	650	651,374

Energy — Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36		305	350,272
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19		225	271,238
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21		890	894,554
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17		415	429,568
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18		1,450	1,710,398
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17		755	757,026
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20	(a)	685	714,143
Weatherford International Ltd., Gtd. Notes	Baa2	6.500%	08/01/36		25	25,051

						5,152,250

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	8.000%	11/15/39		1,160	1,681,591
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14		1,000	1,023,595
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19		860	1,070,837
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		1,000	1,105,000
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		460	521,315
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18		1,200	1,269,000
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16		785	880,114

						7,551,452

Healthcare & Pharmaceutical — 0.3%
Actavis PLC, Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42		460	408,560
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	(a)	440	513,712
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41		1,365	1,325,082
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.450%	09/15/37		480	585,594

CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18	(a)	900	915,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		470	519,855
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22		150	146,147
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15		560	609,479
Merck Sharp & Dohme Corp., Gtd. Notes	A1	5.950%	12/01/28		205	246,789
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16		355	356,468
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	B1	6.500%	07/15/16	(a)	850	879,750
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43		155	144,452

						6,651,638

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/36		480	575,395
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41		540	606,463
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36		640	735,165
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17		115	132,793
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37		400	483,244
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37		410	501,277
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42		330	301,802
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43		775	710,994

						4,047,133

Insurance — 0.8%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	5.500%	11/15/20		480	522,723
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43		125	121,168
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20		910	1,072,356
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		900	1,122,147
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20		990	1,097,105
Chubb Corp. (The), Jr. Sub. Notes Notes	A3	6.375%(b)	03/29/67		1,260	1,351,350
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22		635	694,987
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42		215	232,015
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	7.000%	03/15/34		910	1,031,252
Lincoln National Corp., Jr. Sub. Notes Notes	Baa3	6.050%(b)	04/20/67		250	245,000
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%	10/09/37		476	549,359
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40		660	833,540
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19		505	654,364
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43		165	153,665
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35		960	1,062,939
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34		85	102,285
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16		270	309,403
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	(a)	650	804,682
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40		350	401,928
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20		640	726,412
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39		870	1,177,496
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42		105	99,285
Progressive Corp. (The), Jr. Sub. Notes Notes	A2	6.700%(b)	06/15/37	(a)	715	765,050
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39		1,430	1,769,699
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20		315	347,447
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15		705	746,615
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19		575	658,774
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14		110	114,618

						18,767,664

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%	07/01/22		955	988,425
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19		490	496,105

Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22		805	761,847
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	(a)	2,700	3,185,733
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18		405	400,988
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22		890	876,537

						6,709,635

Media & Entertainment — 0.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		1,000	1,046,250
CBS Corp., Gtd. Notes (original cost $355,252; purchased 07/16/12)	Baa2	4.850%	07/01/42	(a)(d)(g)	340	303,659
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23		625	828,145
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		250	271,863
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		35	40,686
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		1,265	1,552,604
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		1,100	1,157,310
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	(a)	175	190,622
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41		495	544,166
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31		155	192,920
Viacom, Inc., Sr Unsecured	Baa2	5.850%	09/01/43	(a)	460	468,289
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	02/27/42		50	41,715

						6,638,229

Metals — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23		470	413,881
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43		700	712,942
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		75	69,384
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18	(a)	575	573,563
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		370	388,695
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15		905	907,463
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		995	1,009,906

						4,075,834

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	(a)	970	1,070,760
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	(a)	3,010	3,502,981
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39		730	894,650
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		230	243,865
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	(a)	365	388,725
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		295	332,613

						6,433,594

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	(a)	1,710	1,534,725
Crown Americas LLC/Crown Americas Capital Corp IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	(a)	1,000	915,000

						2,449,725

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)	Baa2	5.400%	11/01/20	(d)(g)	275	307,732
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		1,270	1,357,313
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		460	570,964
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		360	348,794
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	(a)	675	697,661

						3,282,464

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21		610	626,294
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.950%	02/15/18	(a)	530	606,840
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	(a)	500	550,633
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36		130	138,410

						1,922,177

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28		735	878,641
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37		690	787,462
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25		120	135,951

						1,802,054

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		369	397,136
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14		670	674,188
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19		685	828,466
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		68	80,171
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(a)	235	243,503
Simon Property Group LP, Sr. Unsec’d. Notes	A2	3.375%	03/15/22		190	186,401
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		2,925	3,430,627

						5,840,492

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	5.750%	05/15/41	(a)	130	142,602
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.125%	09/15/39	(a)	335	382,935
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29		345	400,964
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	(a)	1,300	1,332,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22		300	297,422

						2,556,423

Technology
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		370	382,791

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		400	417,932
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31		18	24,537
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40		1,378	1,337,418
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39		1,115	1,239,294
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		350	518,276
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	8.500%	11/15/18		1,830	2,345,119
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)	Baa3	7.082%	06/01/16	(d)(g)	325	365,565
Embarq Corp., Sr. Unsec’d. Notes (original cost $644,955; purchased 05/12/06)	Baa3	7.995%	06/01/36	(d)(g)(a)	645	656,656
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14		880	932,429
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	12/01/16	(a)	950	1,007,000
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	5.250%	11/15/13		170	170,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	09/15/33		1,285	1,427,009
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43		4,190	4,730,246
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	02/15/38		55	60,558

						15,232,807

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	(a)	540	713,894
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		130	194,062
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39		850	1,296,269

Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		1,680	1,638,185
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	(a)	290	351,614
Reynolds American, Inc., Gtd. Notes	Baa2	4.750%	11/01/42		290	252,862

						4,446,886

TOTAL CORPORATE BONDS (cost $183,250,875)						195,221,913

MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp.		3.000%	10/01/42		1,500	1,461,275
Federal Home Loan Mortgage Corp.		5.500%	05/01/38		244	264,364
Federal National Mortgage Assoc.		5.000%	06/01/35		366	396,967
Government National Mortgage Assoc.		4.000%	06/15/40		1,575	1,668,782
Government National Mortgage Assoc.		6.000%	06/20/34		344	391,003
Government National Mortgage Assoc.		6.500%	02/15/24		22	24,211
Government National Mortgage Assoc.		6.500%	02/15/24		30	33,977
Government National Mortgage Assoc.		6.500%	03/15/24		8	8,914
Government National Mortgage Assoc.		6.500%	05/15/24		22	24,797
Government National Mortgage Assoc.		6.500%	10/15/24		75	83,984
Government National Mortgage Assoc.		6.500%	02/15/32		110	127,062
Government National Mortgage Assoc.		6.500%	06/15/35		114	128,384

TOTAL MORTGAGE-BACKED SECURITIES (cost $4,470,751)						4,613,720

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49		1,305	1,572,120
State of California, GO, BABs	A1	7.300%	10/01/39		1,250	1,575,650
State of California, GO, BABs	A1	7.500%	04/01/34		350	444,031
State of California, GO, BABs	A1	7.550%	04/01/39		245	317,890
State of California, GO, BABs	A1	7.625%	03/01/40		205	268,083

						4,177,774

Colorado
Regional Transportation District, Revenue Bonds, Series 2010B, BABs	Aa2	5.844%	11/01/50		625	720,619

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		970	1,098,564
State of Illinois, GO, Taxable Series	A3	4.421%	01/01/15		630	648,446

						1,747,010

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40		1,000	1,300,000

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36		1,100	1,246,388

Ohio
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		415	422,030
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		275	277,486

						699,516

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	Aa2	5.834%	11/15/34		425	493,468

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45		505	529,371

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		945	1,049,366

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	Aaa	5.028%	04/01/26		305	337,830

TOTAL MUNICIPAL BONDS (cost $10,715,257)						12,301,342

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	Aaa	2.700%	11/25/14	(a)	7,220	7,422,333
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20		365	400,376
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		695	854,989
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	Aaa	1.125%	05/23/18		2,634	2,562,619
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		800	828,544
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	(a)	730	717,371
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23		350	423,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	A3	2.000%	05/20/16	(a)	1,400	1,390,957
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	3.500%	01/30/23	(a)	795	722,633
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/18/24		425	425,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21		2,240	2,396,800
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	Baa3	6.299%	05/15/17		760	813,679

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $18,963,229)						18,958,801

NON-CORPORATE SOVEREIGNS — 0.2%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	4.000%	02/26/24		1,120	1,097,600
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	6.875%	01/17/18		845	940,063
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22		600	595,200
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		846	765,630

TOTAL NON-CORPORATE SOVEREIGNS (cost $3,507,211)						3,398,493

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19		513	523,305
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Caa2	6.000%	01/25/36		1,957	1,526,136
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	B2	2.944%(b)	02/25/35		436	427,460
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	Caa1	2.875%(b)	03/25/35		476	447,787
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	B2	2.820%(b)	02/25/37		1,010	1,002,468
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	B1	2.737%(b)	07/25/35		580	576,307
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000%	04/25/19		137	140,631
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.485%(b)	02/25/34		599	599,573
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	CCC(c)	5.000%	03/25/20		358	365,264

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,047,380)						5,608,931

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Home Loan Bank		0.375%	08/28/15		375	374,946
Federal Home Loan Bank(h)		5.500%	07/15/36		950	1,122,511
Federal Home Loan Mortgage Corp.		0.750%	01/12/18		455	443,368
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	(a)	2,105	2,003,400
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	(a)	1,360	1,323,683
Federal Home Loan Mortgage Corp.		2.384%(b)	06/01/36		369	389,229
Federal Home Loan Mortgage Corp.		2.621%(b)	12/01/35		516	549,996
Federal Home Loan Mortgage Corp.		3.500%	TBA		500	526,250
Federal Home Loan Mortgage Corp.		3.500%	TBA		3,500	3,552,500
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 -12/01/40		5,921	6,248,256
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 -10/01/41		15,035	16,011,205
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 -05/01/39		5,922	6,363,302
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 -07/01/38		4,927	5,334,486
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 -08/01/39		1,870	2,050,127
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 -09/01/16		21	21,762
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 -10/01/31		386	436,916
Federal National Mortgage Assoc.		1.625%	11/27/18		4,205	4,187,444
Federal National Mortgage Assoc.		2.014%(b)	07/01/33		485	511,670
Federal National Mortgage Assoc.		2.058%(b)	06/01/37		75	78,886
Federal National Mortgage Assoc.		2.166%(b)	07/01/37		587	619,397
Federal National Mortgage Assoc.		2.500%	TBA		4,500	4,525,313
Federal National Mortgage Assoc.		2.500%	01/01/28		2,004	2,017,542
Federal National Mortgage Assoc.		3.000%	TBA		2,000	2,064,688
Federal National Mortgage Assoc.		3.000%	TBA		6,500	6,349,688
Federal National Mortgage Assoc.		3.000%	TBA		4,000	3,896,250
Federal National Mortgage Assoc.		3.000%	TBA		1,000	1,035,313
Federal National Mortgage Assoc.		3.500%	TBA		5,000	5,258,594
Federal National Mortgage Assoc.		3.500%	TBA		10,000	10,146,876
Federal National Mortgage Assoc.		3.500%	TBA		3,000	3,053,906
Federal National Mortgage Assoc.		3.500%	06/01/39 -03/01/43		21,541	21,948,618
Federal National Mortgage Assoc.		4.000%	TBA		5,000	5,227,344
Federal National Mortgage Assoc.		4.000%	TBA		8,000	8,391,250
Federal National Mortgage Assoc.		4.500%	11/01/18 -03/01/41		11,070	11,869,748
Federal National Mortgage Assoc.		5.000%	TBA		2,000	2,163,125
Federal National Mortgage Assoc.		5.000%	10/01/18 -05/01/36		3,753	4,057,337
Federal National Mortgage Assoc.		5.500%	03/01/16 -04/01/37		7,633	8,324,524

Federal National Mortgage Assoc.	6.000%	05/01/14 -06/01/38		8,379	9,234,822
Federal National Mortgage Assoc.	6.500%	07/01/17 -01/01/37		3,047	3,408,051
Federal National Mortgage Assoc.	7.000%	02/01/32 -07/01/32		310	356,635
Federal National Mortgage Assoc.	7.500%	05/01/32		61	70,130
Government National Mortgage Assoc.	3.000%	TBA		1,000	985,781
Government National Mortgage Assoc.	3.000%	TBA		1,000	988,281
Government National Mortgage Assoc.	3.500%	TBA		8,000	8,223,750
Government National Mortgage Assoc.	4.000%	TBA		7,000	7,409,063
Government National Mortgage Assoc.	4.000%	05/20/41		264	280,451
Government National Mortgage Assoc.	4.500%	TBA		1,000	1,070,938
Government National Mortgage Assoc.	4.500%	01/20/41 -02/20/41		5,191	5,609,788
Government National Mortgage Assoc.	5.500%	08/15/33 -04/15/36		3,294	3,673,540
Government National Mortgage Assoc.	6.000%	11/15/23 -07/15/34		800	889,006
Government National Mortgage Assoc.	6.500%	10/15/23 -09/15/36		1,855	2,103,358
Government National Mortgage Assoc.	8.000%	01/15/24 -07/15/24		42	47,976
Tennessee Valley Authority, Sr Unsecured	5.880%	04/01/36		85	101,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $191,481,128)					196,932,655

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds	2.875%	05/15/43		3,245	2,754,194
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/18		5,027	5,178,941
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.375%	07/15/23		3,182	3,165,513
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.375%	01/15/20		9,317	10,219,472
U.S. Treasury Notes	0.250%	09/30/15		210	209,688
U.S. Treasury Notes	0.500%	07/31/17		745	730,973
U.S. Treasury Notes	0.625%	04/30/18	(a)	3,940	3,829,802
U.S. Treasury Notes	0.750%	12/31/17		8,545	8,400,137
U.S. Treasury Notes	2.000%	09/30/20		45	44,972
U.S. Treasury Notes(e)	2.375%	07/31/17		4,975	5,231,521
U.S. Treasury Notes	2.500%	08/15/23		720	712,688
U.S. Treasury Notes	2.875%	03/31/18		18,660	20,002,643
U.S. Treasury Notes	8.000%	11/15/21		8,615	12,329,547
U.S. Treasury Strips Coupon	0.728%(i)	08/15/16		915	898,720
U.S. Treasury Strips Principal	2.648%(i)	11/15/21		4,800	3,951,437
U.S. Treasury Strips Principal	4.070%(i)	02/15/43		4,955	1,558,501

TOTAL U.S. TREASURY OBLIGATIONS (cost $77,900,631)					79,218,749

TOTAL LONG-TERM INVESTMENTS (cost $1,320,139,823)					2,017,489,683

SHORT-TERM INVESTMENTS — 24.6%
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills (Cost $2,399,964)	0.008%(i)	12/19/13		2,400	2,399,921

				Shares
AFFILIATED MONEY MARKET MUTUAL FUNDS — 24.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $98,254,212)(j)				10,252,997	95,250,344
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $493,619,164; includes $130,186,767 of cash collateral for securities on loan)(j)(k)				493,619,164	493,619,164

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $591,873,376)					588,869,508

TOTAL SHORT-TERM INVESTMENTS (cost $594,273,340)	591,269,429

TOTAL INVESTMENTS — 108.6% (cost $1,914,413,163)	2,608,759,112
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (8.6)%	(206,460,629)

NET ASSETS — 100.0%	$2,402,298,483

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and the Far East
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,497,397; cash collateral of $130,186,767 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(g)	Indicates a restricted security; the aggregate cost of the restricted securities is $3,962,968. The aggregate value, $4,242,140, is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Rates shown are the effective yields at purchase date.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Represents a step bond. Rate shown reflects the coupon on September 30, 2013.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
66	2 Year U.S. Treasury Notes	Dec. 2013	$14,495,122	$14,537,531	$42,409
726	5 Year U.S. Treasury Notes	Dec. 2013	86,769,172	87,880,031	1,110,859
65	S&P 500 E-Mini	Dec. 2013	5,519,618	5,441,475	(78,143)
102	S&P 500 Index	Dec. 2013	43,063,532	42,694,650	(368,882)
6	U.S. Ultra Bonds	Dec. 2013	828,946	852,563	23,617

					729,860

	Short Positions:
38	10 Year U.S. Treasury Notes	Dec. 2013	4,800,416	4,802,843	(2,427)
81	U.S. Long Bonds	Dec. 2013	10,754,107	10,803,375	(49,268)

					(51,695)

					$678,165

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
12,680	06/07/16	0.654%	3 month LIBOR(2)	$25,038	$—	$25,038	JPMorgan Chase Bank
6,255	08/31/16	0.975%	3 month LIBOR(1)	(48,048)	—	(48,048)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(1)	(48,712)	—	(48,712)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(1)	(26,627)	—	(26,627)	Deutsche Bank AG
11,150	02/28/17	0.680%	3 month LIBOR(2)	(86,993)	—	(86,993)	Citibank NA
6,325	08/31/17	0.751%	3 month LIBOR(1)	87,778	—	87,778	Bank of Nova Scotia
2,634	05/17/18	0.989%	3 month LIBOR(1)	40,168	—	40,168	Credit Suisse International
6,910	02/15/20	1.355%	3 month LIBOR(2)	(262,118)	—	(262,118)	Morgan Stanley Capital Services, Inc.

				$(319,514)	$—	$(319,514)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
8,655	02/28/18	1.649%	3 month LIBOR(2)	$187	$(92,870)	$(93,057)
3,260	09/30/18	1.585%	3 month LIBOR(1)	164	(7,723)	(7,887)
4,205	11/27/18	1.592%	3 month LIBOR(2)	169	1,254	1,085
1,385	08/31/20	2.490%	3 month LIBOR(2)	158	(24,609)	(24,767)
1,360	01/22/22	2.785%	3 month LIBOR(1)	158	(34,978)	(35,136)
15,350	08/05/23	4.210%	3 month LIBOR(2)	—	36,446	36,446
6,140	08/06/23	4.220%	3 month LIBOR(2)	—	17,118	17,118
6,510	08/09/23	4.231%	3 month LIBOR(2)	177	20,839	20,662

				$1,013	$(84,523)	$ (85,536)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,110	$(4,122)	$—	$(4,122)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	(29,463)	—	(29,463)	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,700	(47,992)	—	(47,992)	Morgan Stanley Capital Services, Inc.
CDX.NA.IG.19.V1	12/20/17	1.000%	19,000	(295,914)	(208,887)	(87,027)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	8,000	(124,595)	(32,146)	(92,449)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	3,000	(46,723)	(12,667)	(34,056)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	11,000	(171,319)	(47,007)	(124,312)	Deutsche Bank AG
CDX.NA.IG.21.V1	12/20/18	1.000%	14,000	(128,886)	(132,547)	3,661	Citibank, NA

				$(849,014)	$(433,254)	$(415,760)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid(Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,200	$94,094	$50,007	$44,087	Credit Suisse International
CDX.NA.HY.17.V5	12/20/16	5.000%	4,320	338,737	189,300	149,437	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,120	244,643	133,918	110,725	Deutsche Bank AG
				$677,474	$373,225	$304,249

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, The Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index of (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,272,161,329	$84,137,540	$—
Exchange Traded Fund	672,985	—	—
Preferred Stocks	997,686	69,716	—
Rights	8,394	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	810,993	—
Collateralized Loan Obligations	—	30,588,676	1,649,197
Non-Residential Mortgage-Backed Securities	—	10,555,568	—
Residential Mortgage-Backed Securities	—	9,084,277	—
Bank Loans	—	8,816,351	85,849
Commercial Mortgage-Backed Securities	—	81,596,518	—
Corporate Bonds	—	191,193,200	4,028,713
Mortgage-Backed Securities	—	4,613,720	—
Municipal Bonds	—	12,301,342	—
Non-Corporate Foreign Agencies	—	18,533,801	—
Non-Corporate Sovereigns	—	3,823,493	—
Residential Mortgage-Backed Securities	—	5,608,931	—
U.S. Government Agency Obligations	—	196,932,655	—
U.S. Government Treasury Obligations	—	81,618,670	—
Affiliated Money Market Mutual Funds	588,869,508	—	—
Other Financial Instruments*
Futures Contracts	678,165	—	—
Interest Rate Swap Agreements	(85,536)	(319,514)	—
Credit Default Swap Agreements	—	(111,511)	—

Total	$1,863,302,531	$739,854,426	$5,763,759

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 9/30/13
Credit contracts	$(111,511)
Equity contracts	(438,631)
Interest rate contracts	720,140

Total	$169,998

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.7%
ASSET-BACKED SECURITIES — 11.7%
Collateralized Debt Obligations — 0.7%
Apidos CDO VIII (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.768%(a)	10/17/21	4,000	$ 4,000,240
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A(b)	Aaa	0.476%(a)	04/20/19	629	624,973
Highlander Euro CDO Cayman Ltd. (Cayman Islands), Series 2008-4A, Class C, 144A	Baal	4.820%(a)	08/01/16	EUR 2,000	2,663,530
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506%(a)	10/19/20	490	486,492

					7,775,235

Collateralized Loan Obligations — 3.9%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%(a)	04/20/25	3,300	3,273,640
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(k)	3.360%	04/20/25	500	474,416
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.689%(a)	10/22/25	1,300	1,296,750
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%(a)	07/15/24	900	899,319
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	Aaa	0.523%(a)	06/20/17	1,668	1,658,697
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375%(a)	04/17/25	2,600	2,577,458
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	Aaa	0.516%(a)	07/22/20	1,033	1,017,208
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(a)	03/15/20	1,500	1,459,536
Hewett’s Island CLO IV Ltd. (Cayman Islands), Series 2006-4A, Class A, 144A	Aaa	0.526%(a)	05/09/18	123	122,686
ING Investment Management Co. CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%(a)	04/15/24	6,200	6,140,864
LCM CLO LP (Cayman Islands), Series 2005-3A, Class A, 144A	Aaa	0.521%(a)	06/01/17	222	220,469
LightPoint CLO Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.514%(a)	09/15/17	1,396	1,374,089
Mountain Capital CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.504%(a)	03/15/18	608	604,444
North Westerly CLO BV (Netherland), Series II-A, Class A, 144A	Aaa	0.721%	09/14/19	EUR 2,671	3,528,900
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662%(a)	11/22/23	2,800	2,802,548
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(k)	2.462%(a)	11/22/23	2,700	2,659,303
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	AA(k)	2.052%(a)	10/24/25	2,200	2,139,720
OHA Intrepid Leveraged Loan Fund CLO Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186%(a)	04/20/21	4,587	4,581,102
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(k)	3.440%	04/15/25	700	672,728
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318%(a)	04/15/25	7,300	7,202,056
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(a)	04/27/21	440	432,830
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.515%(a)	11/01/18	1,622	1,607,293
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%(a)	07/15/25	300	297,895

					47,043,951

Non-Residential Mortgage-Backed Securities — 1.6%
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	0.982%(a)	02/15/17	2,100	2,101,493
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.650%(a)	03/24/17	2,320	2,300,285
GE Business Loan Trust, Series 2006-1A, Class D, 144A	B1	1.182%(a)	05/15/34	191	135,559
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	A(k)	3.540%	10/20/32	3,153	3,260,087
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.082%(a)	11/15/16	9,800	9,822,981
SVO VOI Mortgage Corp., Series 2012-AA, Class A, 144A	A+(k)	2.000%	09/20/29	1,899	1,889,694

					19,510,099

Residential Mortgage-Backed Securities — 5.5%
ABFC Trust, Series 2004-OPT1, Class M1	Ba3	1.229%(a)	08/25/33	1,659	1,527,751
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	B2	1.079%(a)	09/25/33	1,552	1,404,593
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	634	647,246
Ameriquest Mortgage Securities, Inc./Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	Baa1	1.139%(a)	09/25/34	950	907,897
Argent Securities, Inc., Series 2003-W2, Class M4	B2	5.804%(a)	09/25/33	2,400	2,176,942
Argent Securities, Inc., Series 2004-W6, Class M1	Baa1	0.729%(a)	05/25/34	2,328	2,261,159
Argent Securities, Inc., Series 2004-W10, Class A2	Aaa	0.959%(a)	10/25/34	1,802	1,697,497

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	Ba2	1.427%(a)	06/15/33	1,387	1,292,483
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	Ba1	1.232%(a)	01/15/34	245	233,035
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	Baa3	1.079%(a)	08/25/34	2,142	2,035,829
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	Ba1	1.079%(a)	03/25/34	4,784	4,357,150
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	B1	1.904%(a)	04/25/34	1,935	1,655,660
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	C	3.554%(a)	03/25/33	224	23,540
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	Aa3	4.686%	03/25/34	1,300	1,300,965
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	C	2.429%(a)	08/25/32	86	71,278
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	B1	5.198%	07/25/34	659	622,616
FBR Securitization Trust, Series 2005-2, Class M1	Ba1	0.899%(a)	09/25/35	3,600	3,333,485
Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	Caa2	3.104%(a)	10/25/31	495	382,799
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.229%(a)	12/25/33	250	231,385
GSAMP Trust, Series 2004-FM1, Class M1	Ba1	1.154%(a)	11/25/33	2,494	2,405,926
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	Aa1	0.460%(a)	01/20/36	624	595,383
HSBC Home Equity Loan Trust, Series 2006-2, Class A1	Aaa	0.330%(a)	03/20/36	167	163,414
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	Aaa	0.360%(a)	03/20/36	203	197,994
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	A3	0.929%(a)	02/25/34	4,250	3,888,376
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000%	04/25/19	137	140,631
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	B1	0.959%(a)	02/25/34	2,455	2,416,757
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	BB+(k)	0.979%(a)	08/25/35	803	700,512
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	A+(k)	0.699%(a)	06/25/35	2,280	2,111,864
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	Ba2	1.379%(a)	05/25/33	1,480	1,413,692
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	Ba3	1.199%(a)	10/25/33	1,117	1,018,080
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	Baa2	1.229%(a)	12/25/33	911	870,663
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	A3	1.049%(a)	11/25/34	3,688	3,186,193
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	Ba1	1.109%(a)	06/25/34	2,473	2,248,174
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	Ba3	1.094%(a)	07/25/34	1,980	1,855,169
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.304%(a)	10/25/33	3,329	3,206,935
New Century Home Equity Loan Trust, Series 2004-4, Class M1	Ba1	0.944%(a)	02/25/35	3,048	2,653,921
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	Aa3	1.379%(a)	12/25/34	521	511,943
Residentail Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	1,059,475
Saxon Asset Securities Trust, Series 2002-3, Class M1	B2	1.304%(a)	12/25/32	227	205,685
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	B1	0.959%(a)	02/25/34	3,702	3,392,489
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	A3	0.944%(a)	02/25/35	76	70,645
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.485%(a)	02/25/34	1,678	1,678,803
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	B+(k)	0.884%(a)	03/25/34	2,297	2,109,238
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	AAA(k)	1.379%(a)	08/25/34	1,400	1,232,280
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	CC(k)	3.179%(a)	07/25/32	1,042	955,324
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	CCC(k)	5.000%	03/25/20	549	560,348

					67,013,224

TOTAL ASSET-BACKED SECURITIES (cost $132,200,566)					141,342,509

BANK LOANS(a) — 2.9%
Automotive — 0.3%
Chrysler Group LLC	Ba1	4.250%	05/24/17	1,359	1,366,392
RAC PLC (United Kingdom) (original cost $2,404,536; purchased 10/24/12)(b)(c)	B2	5.136%	10/29/19	GBP 1,500	2,453,407

					3,819,799

Banking — 0.3%
AA Group (United Kingdom)	BBB-(k)	3.257%	07/31/18	GBP 1,875	3,005,100

Cable
Cequel Communication LLC	Ba2	3.500%	02/14/19	296	295,500
Kabel Deutschland Vertrieb und Service GmbH & Co. (Germany)	Ba2	3.250%	02/01/19	254	253,423

					548,923

Capital Goods — 0.1%
Gardner Denver, Inc. (original cost $1,378,753; purchased 07/24/13)(b)(c)	B1	4.750%	07/30/20	EUR 1,050	1,425,820

Chemicals — 0.1%
Ceramtec GmbH (Germany)	B2	3.977%	08/30/20	EUR 690	937,391
Ceramtec GmbH (Germany)	B2	4.500%	08/30/20	EUR 210	285,121

					1,222,512

Electric — 0.1%
Calpine Corp.	B1	4.000%	04/01/18	822	823,375

Gaming — 0.2%
CCM Merger, Inc.	B2	5.000%	03/01/17	2,476	2,490,148

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	Ba3	3.207%	06/30/16	474	473,934
Davita, Inc.	Ba2	4.000%	11/01/19	1,038	1,040,750
HCA, Inc.	Ba3	2.929%	05/01/18	462	460,728
HCA, Inc.	Ba3	3.030%	03/31/17	1,108	1,108,471
Quintiles Transnational Corp.	B1	4.000%	06/08/18	1,473	1,469,855
RPI Finance Trust (Luxembourg)	Baa2	3.500%	05/09/18	3,870	3,883,097

					8,436,835

Media & Entertainment — 0.3%
ProSiebenSat 1 Media AG (Germany)	Ba2	2.974%	07/03/18	EUR 2,805	3,784,889

Non-Captive Finance — 0.1%
RBS WorldPay, Inc. (United Kingdom)	Ba3	5.757%	11/29/19	GBP 900	1,466,489

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	B1	3.983%	07/09/17	GBP 2,000	3,213,534

Technology — 0.4%
First Data Corp.	B1	4.180%	03/24/17	183	181,797
First Data Corp.	B1	4.180%	03/26/18	2,411	2,388,072
Freescale Semiconductor, Inc.	B1	5.000%	02/28/20	1,741	1,746,456
Sensata Technologies BV, Inc. (Netherlands)	Baa3	3.750%	05/12/18	438	439,971

					4,756,296

TOTAL BANK LOANS (cost $33,919,561)					34,993,720

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	BBB+(k)	5.889%(a)	07/10/44	1,600	1,756,190
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	Aaa	5.317%	09/10/47	2,294	2,308,113
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	Aaa	5.309%	10/10/45	2,984	3,008,537
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%	10/10/45	800	869,686
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	Aaa	5.449%	01/15/49	1,649	1,656,227
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(k)	5.742%(a)	04/10/49	1,766	1,935,261
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A3	AAA(k)	6.001%(a)	02/10/51	3,960	4,074,580
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(k)	5.620%	02/10/51	2,445	2,476,846
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	134	134,533
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.885%(a)	12/10/49	1,590	1,798,079
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%	04/10/46	2,800	2,610,120
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB	Aaa	5.514%(a)	01/15/46	1,355	1,374,209
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,568,937
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%	12/10/45	2,000	1,842,899
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859%(a)	08/10/42	1,700	1,769,080
Commercial Mortgage Trust, Series 2006-C7, Class A4	AAA(k)	5.947%(a)	06/10/46	4,000	4,377,388
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,999	3,073,445
Commercial Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%	03/10/46	3,900	3,683,944
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(k)	5.567%(a)	02/15/39	970	1,038,279
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A2	Aaa	5.954%(a)	09/15/39	268	268,991
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	Aaa	5.954%(a)	09/15/39	10,550	10,692,794
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1	AA+(k)	1.611%(a)	05/25/22	29,248	2,831,000
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1	AA+(k)	1.646%(a)	06/25/22	16,629	1,660,789
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A	AA+(k)	1.876%(a)	08/25/16	12,243	438,539
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1	AA+(k)	1.914%(a)	05/25/19	23,382	1,948,366
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1	AA+(k)	1.833%(a)	07/25/19	27,922	2,271,540
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	5,038	5,040,347
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(k)	5.553%(a)	04/10/38	6,700	7,257,574
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(a)	08/10/45	2,925	2,950,525
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	AAA(k)	2.860%	06/10/46	4,600	4,320,803
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	Aa2	4.999%(a)	10/15/42	1,820	1,937,261
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%(a)	06/15/49	4,920	5,036,845
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	6.124%(a)	02/15/51	9,200	9,392,814
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%	12/15/47	2,000	1,845,508
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A4	AAA(k)	2.875%	12/15/47	4,600	4,327,974
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A4	Aaa	2.694%	04/15/46	4,600	4,292,403
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(k)	5.263%(a)	11/15/40	2,100	2,263,082
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(k)	5.300%	11/15/38	880	925,987
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	AAA(k)	6.045%(a)	06/12/50	690	706,919
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	Aaa	5.112%(a)	12/12/49	492	493,603
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(k)	5.590%	09/12/49	1,018	1,020,394

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%	12/15/48		1,700	1,615,663
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	Aaa	2.834%	05/15/46		2,300	2,164,652
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	Aaa	4.105%(a)	07/15/46		4,800	4,939,104
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3	AAA(k)	5.984%(a)	08/12/41		1,318	1,322,943
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	Aaa	5.654%(a)	04/15/49		4,529	4,572,889
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%	12/10/45		2,300	2,157,481
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%	03/10/46		4,600	4,334,589
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%	04/10/46		3,800	3,595,347
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%(a)	07/15/42		3,145	3,340,254
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%	10/15/48		69	69,457
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%	04/15/47	(d)	5,150	5,636,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	6.123%(a)	02/15/51		3,607	3,674,012
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569%	05/15/46		1,976	1,972,371

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $156,609,699)						153,676,008

CORPORATE BONDS — 45.3%
Aerospace & Defense — 0.2%
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19		2,350	2,761,767

Airlines — 0.5%
Continental Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Ser. 2001-1, Class A-1(b)	Baa2	6.703%	06/15/21		2	2,557
Continental Airlines Inc. Pass-Through Trust, Pass-Through Certificates, Ser. 2001-1, Class B	Ba1	7.373%	12/15/15		394	418,519
Continental Airlines Inc. Pass-Through Trust, Pass-Through Certificates, Ser. 2007-1, Class A	Baa2	5.983%	04/19/22		1,623	1,736,509
Continental Airlines Inc. Pass-Through Trust, Pass-Through Certificates, Ser. 2010-1, Class A	Baa2	4.750%	01/12/21	(d)	500	528,299
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Ser. 2007-1, Class A	Baa1	6.821%	08/10/22		1,248	1,388,345
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Ser. 2010-2, class A	Baa1	4.950%	05/23/19	(d)	661	705,788
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Ser. 2011-1, Class A	Baa1	5.300%	04/15/19		683	731,017
United Airlines Pass-Through Trust, Pass-Through Certificates, Ser. 071A, Class A	Baa3	6.636%	07/02/22		931	968,310

						6,479,344

Automotive — 1.1%
Cummins, Inc., Sr. Unsec’d. Notes	A3	4.875%	10/01/43		125	127,025
Delphi Corp., Gtd. Notes	Ba1	5.875%	05/15/19	(d)	1,400	1,485,750
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	(d)	750	669,355
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	(d)	2,225	2,207,491
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16		375	396,239
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		4,630	4,906,661
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875%	10/02/23		1,350	1,319,625
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%	10/02/43		1,225	1,206,625
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14		660	695,865

						13,014,636

Banking — 9.8%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22		3,202	2,940,922
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	(d)	750	693,356
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	(d)	1,730	1,633,999
Bank of America Corp., Jr. Sub. Notes	B1	8.000%(a)	12/29/49	(d)	3,500	3,806,250
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23		4,275	4,004,649
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	(d)	1,775	1,982,785
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17		4,590	5,197,812
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	Baa2	3.750%	07/12/16	(d)	1,340	1,419,978
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		790	870,660
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19		1,610	1,923,654
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	7.250%	02/01/18	(d)	1,575	1,886,458
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17		2,460	2,704,162
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16		700	779,556
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	11/21/17		2,050	2,357,457
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	(d)	2,500	2,891,613
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	(d)	4,120	5,721,947
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,375	1,756,208
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		2,005	2,362,012
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	A3	5.000%	09/26/20		1,600	1,587,117
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18		3,275	3,183,169
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22		4,200	4,656,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20		2,420	2,747,895
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	(d)	1,355	1,549,781
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	6.250%	09/01/17	(d)	3,195	3,645,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41		2,195	2,459,100
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		440	459,200
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	09/15/37		1,625	1,841,728
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		260	308,051
ICICI Bank Ltd. (India), Jr. Sub. Notes Notes, 144A	Ba3	7.250%(a)	08/29/49		2,380	2,142,000
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15		770	780,480
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	(d)	1,625	1,622,644
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900%(a)	04/29/49	(d)	6,130	6,651,050
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16		2,245	2,355,546
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22		500	471,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20		600	629,084
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20		5,100	5,398,544
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	(d)	1,155	1,271,844
Krung Thai Bank PCL (Thailand), Bank Gtd. Notes	B2	7.378%(a)	10/29/49		1,590	1,605,412
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20		2,650	3,021,567
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850%	03/21/18	(d)	1,125	1,098,954
Morgan Stanley, Notes, GMTN	Baa1	5.450%	01/09/17		4,035	4,443,394
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	Baa1	5.500%	07/28/21		1,650	1,804,577
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		2,635	2,940,460
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	(d)	1,920	2,131,409
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		1,675	1,595,885
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		625	638,413
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		950	977,540
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16		525	556,280
State Street Corp., Jr. Sub. Debs	Baa1	4.956%	03/15/18		3,025	3,327,948
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	3.000%	01/18/23		2,250	2,115,644
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16		4,120	4,305,791

						119,257,130

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43		650	643,041
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	05/02/18		2,740	726,100
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		950	952,871

						2,322,012

Building Materials & Construction — 0.9%
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $1,800,725; purchased 05/09/13)(b)(c)	Ba3	7.500%	03/15/20		1,615	1,740,163
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23		594	565,379
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	(d)	2,500	2,418,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		1,540	1,466,850
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		4,695	4,941,488

						11,132,630

Cable — 2.3%
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $410,238; purchased 09/13/12)(b)(c)	B2	11.500%	11/20/14		370	397,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21		2,225	2,380,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	(d)	1,610	1,867,600
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,945,017
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	284,767
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,375	1,169,832
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14		1,400	1,470,000
DISH DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	(d)	2,000	2,000,000
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	B1	8.875%	12/01/18		EUR 800	1,152,629
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21		1,350	1,453,349
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43	(d)	2,675	2,472,299
TCI Communications, Inc., Sr. Unsec’d. Notes	A3	7.875%	02/15/26		750	980,698
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,164,692
Videotron Ltd (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		953	1,001,841
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21		GBP 1,050	1,725,352

						27,466,576

Capital Goods — 1.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	B1	6.500%	07/15/22		1,375	1,454,063
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(b)(c)	Baa1	6.700%	06/01/34		920	1,040,216
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13-06/03/13)(b)(c)	Baa1	7.000%	10/15/37		770	912,355
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		1,275	1,170,501
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19		1,500	1,586,250
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	Baa2	5.750%	06/15/43		425	437,145
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $474,815; purchased 07/10/12)(b)(c)	Baa3	2.500%	07/11/14		475	480,305
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(b)(c)	Baa3	2.500%	03/15/16	(d)	2,025	2,062,537
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(b)(c)	Baa3	3.125%	05/11/15		675	694,782
Pentair Finance SA, Gtd. Notes	Baa2	1.875%	09/15/17		625	614,334
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98		1,100	974,985
United Rentals North America, Inc., Gtd. Notes	B2	7.625%	04/15/22		1,700	1,848,750
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		1,675	1,627,097
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,960	2,060,299

						16,963,619

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.900%	06/01/43	(d)	1,300	1,179,083
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41		450	482,666
Ashland, Inc., Gtd. Notes	Ba1	4.750%	08/15/22	(d)	875	820,313
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	(d)	675	609,847
CF Industries, Inc., Gtd. Notes	Baa2	6.875%	05/01/18	(d)	380	446,451
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20		300	351,709

Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		1,252	1,826,668
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	6.000%	11/15/21		3,550	4,051,722
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	Ba1	3.914%	01/31/18		1,050	997,500
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.875%	04/01/23		3,058	3,750,677

						14,516,636

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18		2,000	2,265,000

Electric — 3.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17		4,000	4,600,000
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	(d)	775	904,813
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	3.350%	07/01/23		550	535,785
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	(d)	1,250	1,328,125
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20		2,500	2,680,750
Duke Energy Corp., Sr. Unsec’d. Notes	Baa1	2.100%	06/15/18		3,775	3,764,940
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35		2,325	2,464,114
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	(d)	1,450	1,320,385
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14		1,700	1,727,198
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	(d)	500	531,253
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.200%	10/01/17	(d)	1,930	2,212,548
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.250%	10/01/39	(d)	1,900	1,956,561
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18		1,800	1,750,617
Iberdrola International BV (Spain), Gtd. Notes	Baa1	6.750%	09/15/33		1,150	1,185,490
NRG Energy, Inc., Gtd. Notes	B1	6.625%	03/15/23	(d)	2,750	2,695,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.600%	06/15/43		1,950	1,817,897
South Carolina Electric & Gas Co., First Mortgage Bonds	A3	4.600%	06/15/43		2,025	1,969,890
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18		1,953	2,231,884
Westar Energy, Inc., First Mortgage Bonds	A3	4.100%	04/01/43		475	435,298
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17		1,947	2,173,532

						38,286,080

Energy — Integrated — 0.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%	09/15/42	(d)	1,825	1,635,852
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19		1,300	1,477,190
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	Ba2	7.250%	12/12/21	(d)	1,340	1,407,000
Pacific Rubiales Energy Corp. (Canada), Notes	NR	7.250%	12/12/21		340	357,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, RegS	Baa2	5.400%	02/14/22		500	501,057
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	Baa2	5.400%	02/14/22		1,860	1,863,932
Rosneft Finance SA (Russia), Gtd. Notes, 144A	Baa2	6.625%	03/20/17		585	642,038
Sasol Financing International PLC (South Africa), Gtd. Notes	Baa1	4.500%	11/14/22		2,725	2,493,375

						10,377,444

Energy — Other — 1.5%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(k)	11.500%	02/01/16		600	688,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17		3,265	3,795,487
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	(d)	1,450	1,665,226
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19		250	301,376
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38		450	556,836
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21		1,650	1,658,443
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41		1,950	2,194,388
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18		1,750	2,064,274
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20		1,000	1,057,500
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17		1,075	1,077,885
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20		1,165	1,214,564
Weatherford International Ltd., Gtd. Notes	Baa2	5.950%	04/15/42		1,550	1,484,057

						17,758,536

Foods — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	7.750%	01/15/19		1,640	2,063,601
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20		1,350	1,363,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23		275	236,500
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	4.750%	10/01/18		575	572,353
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18		1,756	1,900,870
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(c)	Ba3	7.250%	06/01/21	(d)	1,330	1,336,650
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	06/04/42	(d)	900	891,554
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	B1	12.250%	02/10/22		725	815,625
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	(d)	2,200	2,205,522
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16		1,000	1,121,164

						12,507,339

Gaming — 0.3%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	(d)	1,662	1,743,023
Pinnacle Entertainment, Inc., Gtd. Notes	B2	7.500%	04/15/21	(d)	1,550	1,685,625

						3,428,648

Healthcare & Pharmaceutical — 2.1%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	11/06/42		850	769,568
Actavis PLC, Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42		700	621,721
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41		2,515	2,441,451
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43		405	403,372
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	(d)	2,500	2,621,875
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14		3,750	3,831,259
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		620	685,767
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18		2,250	2,587,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		1,000	1,055,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		320	345,600
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22		225	219,221
LifePoint Hospitals, Inc., Gtd. Notes	Ba1	6.625%	10/01/20		1,000	1,047,500
Merck & Co, Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43		2,075	1,920,919
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300%	06/15/43	(d)	1,550	1,460,173
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	(d)	1,500	1,586,250
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	(d)	2,000	2,140,000
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43		1,525	1,421,219

						25,158,395

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	12/15/37		1,900	2,320,088
Cigna Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20		745	790,170
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17		2,125	2,365,401
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41		750	842,309
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	01/15/15		4,025	4,288,670
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/15/43		1,200	1,092,629
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37		760	918,164
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37		195	238,412
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42		525	480,140
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43		1,225	1,123,828

						14,459,811

Insurance — 3.2%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	5.500%	11/15/20		430	468,273
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	7.500%	08/01/16		2,475	2,875,287
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43		375	363,503
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15		315	338,994
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		3,700	4,207,185
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20		950	1,119,492
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		2,005	2,499,894
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14		3,350	3,534,203
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/11/23		1,850	1,782,828
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500%	02/11/43	(d)	1,350	1,258,003
Chubb Corp. (The), Jr. Sub. Notes Notes	A3	6.375%(a)	03/29/67		1,775	1,903,688
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34		1,350	1,458,180
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22		500	547,234
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35		1,030	1,108,291
Lincoln National Corp., Jr. Sub. Notes Notes	Baa3	6.050%(a)	04/20/67		350	343,000
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40		1,265	1,597,618
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19		1,265	1,639,149
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43		350	325,955
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39		1,200	1,737,580
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000%(a)	10/18/42		850	837,250
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40		500	574,183
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20		850	964,765
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42		150	141,835
Progressive Corp. (The), Jr. Sub. Notes	A2	6.700%(a)	06/15/37	(d)	1,015	1,086,050
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39		2,310	2,858,745
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20		500	551,503
Willis Group Holdings PLC, Gtd. Notes	Baa3	4.125%	03/15/16		1,280	1,344,273
XL Group PLC (Ireland), Jr. Sub. Notes	Ba1	6.500%(a)	12/31/49		1,880	1,800,100
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14		140	145,877

						39,412,938

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22		1,325	1,253,972
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%	03/01/17		2,420	2,483,452

						3,737,424

Media & Entertainment — 2.5%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18		210	241,250
CBS Corp., Gtd. Notes (original cost $2,559,883; purchased 09/21/12)(b)(c)	Baa2	4.850%	07/01/42	(d)	2,450	2,188,132
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		2,300	2,521,375
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29		665	756,840
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	(d)	2,250	2,362,500
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	Baa3	6.000%	07/18/20		775	813,750
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		460	500,227
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41		1,430	1,575,317
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		65	75,559
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		1,415	1,736,707
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14		7,000	7,105,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16		4,750	5,498,125
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28		1,702	2,046,059
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	(d)	1,440	1,726,605
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	02/27/42		50	41,715
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	06/15/43		320	285,652
Viacom, Inc., Sr Unsec’d. Notes	Baa2	5.850%	09/01/43		625	636,263

						30,111,076

Metals — 0.9%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23		650	572,389
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43		1,250	1,273,111
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		415	383,925
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18		4,075	4,064,813
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40		990	963,562
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		550	577,790
Vedanta Resources PLC (India), Sr. Notes, 144A	Ba3	6.000%	01/31/19		1,050	997,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,825	1,852,340

						10,685,430

Non-Captive Finance — 2.7%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	08/15/22	(d)	1,350	1,319,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19	(d)	4,000	4,200,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	(d)	675	745,116
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(e)	A1	6.000%	08/07/19	(d)	6,315	7,349,277
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	(d)	1,185	1,288,780
HSBC Finance Corp., Sub. Notes	Baa2	6.676%	01/15/21		295	336,878
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	(d)	2,875	2,982,813
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		1,125	1,192,816
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	(d)	1,400	1,470,000
Nelnet, Inc., Jr. Sub. Notes	Ba2	3.623%(a)	09/29/36		3,775	2,793,500
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	Aa1	0.996%(a)	07/03/33		1,171	970,770
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	Baa3	5.875%	09/25/22		1,820	1,738,291
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14		4,150	4,284,875
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		1,075	1,139,500
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17		1,000	1,045,000

						32,857,241

Packaging — 0.4%
Ball Corp., Gtd. Notes	Ba1	6.750%	09/15/20		345	373,031
Greif Luxembourg Finance, Notes, MTN, 144A	NR	7.375%	07/15/21		EUR 1,470	2,242,248
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,815	2,050,950

						4,666,229

Paper — 0.8%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		675	721,406
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		1,000	1,220,336
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		1,640	2,035,611
MeadWestvaco Corp., Sr. Unsec’d. Notes	Baa3	7.375%	09/01/19		4,400	5,139,464
Rock-Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19	(d)	1,165	1,237,418

						10,354,235

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%	06/01/43		1,050	955,771
Buckeye Partners LP, Sr. Unsec’d. Notes	Baa3	4.150%	07/01/23	(d)	1,760	1,717,491
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43	(d)	775	692,156
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.700%	02/15/42		900	938,647
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42		550	499,943
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33		1,550	1,817,518
NiSource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44		300	268,666
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	(d)	1,345	1,481,201
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17		750	744,589
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,583,786

						11,699,768

Real Estate Investment Trusts — 0.6%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		1,921	2,067,476
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	2,974,542
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		8	9,432
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(d)	45	46,628
Simon Property Group LP, Sr. Unsec’d. Notes	A2	3.375%	03/15/22		325	318,843
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		40	46,915
Simon Property Group LP, Sr. Unsec’d. Notes	A2	10.350%	04/01/19		1,685	2,291,833

						7,755,669

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.125%	09/15/39	(d)	2,000	2,286,182
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43		1,025	929,711
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	(d)	2,200	2,255,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		1,190	1,340,691

						6,811,584

Technology — 1.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		600	620,743
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21	(d)	2,200	1,782,000
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17		2,327	2,420,080
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		195	202,201
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750%	06/01/18		1,925	1,876,875
Seagate HDD Cayman, Gtd. Notes	Ba1	6.875%	05/01/20		2,875	3,148,125
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.625%	11/15/20	(d)	1,700	1,819,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		1,850	2,055,813
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,000	2,085,350

						16,010,187

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		655	684,363
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31		103	140,408
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40		483	468,776
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	(d)	1,990	2,211,833
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	BB+(k)	5.125%	03/11/23		1,050	939,750
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		328	485,698
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	8.500%	11/15/18		2,255	2,889,751
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20		EUR 1,400	2,215,969
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(c)	Baa3	7.995%	06/01/36		1,250	1,272,589
MetroPCS Wireless, Inc., Gtd. Notes	Ba3	7.875%	09/01/18		775	837,969
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	A3	2.125%	05/01/18	(d)	675	659,252
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19	(d)	1,300	1,335,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	11/01/41	(d)	745	665,333
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	09/15/33		2,250	2,498,654
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43		7,400	8,354,134
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21	(d)	1,300	1,400,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(b)	Ba3	9.125%	04/30/18		200	231,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	B3	11.750%	07/15/17		EUR 450	647,593

						27,940,072

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		2,715	4,052,900
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		2,375	2,315,886
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	539,474
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.750%	05/20/23	(d)	825	757,754
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	(d)	895	1,085,154

						8,751,168

TOTAL CORPORATE BONDS (cost $524,074,194)						548,948,624

COVERED BOND — 0.1%
Depfa ACS Bank (Ireland), Covered Bonds, 144A (Cost $1,490,593)	A3	5.125%	03/16/37		1,515	1,257,450

FOREIGN AGENCIES — 3.3%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	Aa3	3.000%	05/09/23		750	674,105
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19		2,344	2,563,576
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15		1,275	1,399,313
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/04/16		265	272,950
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	NR	9.250%	04/23/19		1,080	1,328,616
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16	(d)	1,950	2,057,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22		975	1,043,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		2,845	3,499,919
KazMunayGas National Co. JSC (Kazakhstan), Gtd. Notes, 144A	Baa3	9.125%	07/02/18		935	1,145,375
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	Baa3	5.750%	04/30/43		1,075	943,313
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	11.750%	01/23/15		1,475	1,646,469
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21		600	633,541
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.250%	11/02/20	(d)	1,750	1,819,692
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22		1,450	1,335,772
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21		1,650	1,746,944
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	Baa3	7.750%	10/17/16		2,500	2,756,250
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.300%	05/20/23		650	555,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	A3	4.375%	05/20/23	(d)	770	704,385
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	5.375%	01/27/21	(d)	2,925	2,938,411
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	NR	4.900%	10/28/14		3,435	3,232,335
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	3.500%	01/30/23	(d)	1,125	1,022,594
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22		2,100	2,142,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	06/27/44		2,180	1,979,089
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%	12/02/24		1,750	2,100,000
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa3	4.125%	08/01/17		250	248,114

TOTAL FOREIGN AGENCIES (cost $39,983,931)						39,789,013

MUNICIPAL BONDS — 1.9%
California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50		1,125	1,380,420
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		2,280	2,873,986
State of California, GO, BABs	A1	7.625%	03/01/40		725	948,097
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,535,618

						6,738,121

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010B, BABs	Aa2	5.844%	11/01/50		1,000	1,152,990

Illinois — 0.6%
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		1,380	1,562,905
State of Illinois, General Obligation Bonds	A3	4.421%	01/01/15		5,030	5,177,278

						6,740,183

New Jersey — 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, Series 2010, BABs	A3	7.102%	01/01/41		1,175	1,477,022
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40		2,050	2,665,000

						4,142,022

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		695	706,773
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		450	454,068

						1,160,841

Oregon — 0.1%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	Aa2	5.834%	11/15/34		615	714,077

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45		800	838,608

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		1,375	1,526,855

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	Aaa	5.028%	04/01/26		425	470,747

TOTAL MUNICIPAL BONDS (cost $20,692,820)						23,484,444

SOVEREIGNS — 5.6%
Berau Capital Resources PTE Ltd. (Indonesia), Sr. Sec’d. Notes	B1	12.500%	07/08/15		1,600	1,672,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	(d)	1,000	997,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%	01/20/37		900	1,057,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15		EUR 900	1,313,388
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	8.250%	01/20/34		510	664,275
Brazilian Government International Bond (Brazil), Unsec’d. Notes	Baa2	11.000%	06/26/17		EUR 1,600	2,835,575
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	4.000%	02/26/24		2,000	1,960,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%	09/18/37		900	1,123,650
Corp. Pesquera Inca SAC, Gtd. Notes (Peru), 144A	B2	9.000%	02/10/17	(d)	1,000	1,000,000
Hellenic Republic Government Bond (Greece), Bonds	NR	2.000%	02/24/23		EUR 2,245	1,876,837
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	C	5.800%	07/14/15		JPY 76,200	705,448
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	C	5.800%	07/14/15		JPY 107,100	991,515
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%	02/19/18	(d)	1,370	1,356,300
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	5.375%	02/21/23	(d)	1,360	1,322,600
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	6.000%	01/11/19		EUR 715	1,015,652
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21		1,600	1,584,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.625%	04/15/43		1,450	1,145,500
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%	06/18/19		EUR 2,880	4,138,483
Italy Buoni Poliennali del Tesoro (Italy), Unsec’d. Notes	Baa2	6.500%	11/01/27		EUR 3,545	5,604,820
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450%	03/24/17		JPY 170,000	1,776,824
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	4.500%	06/08/15		JPY 130,000	1,380,181
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%	04/22/23		EUR 2,350	2,998,779
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		2,500	2,262,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	Baa2	1.780%(g)	05/31/18		988	911,354
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%	10/14/14		EUR 1,700	2,444,736
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16		EUR 850	1,253,416
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	Ba3	3.500%	03/25/15		2,130	2,101,245

Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.450%	06/15/18	EUR 950	1,196,305
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.750%	06/14/19	EUR 4,480	5,560,575
PT Adaro Indonesia (Indonesia), Sr. Unsec’d. Notes	Ba1	7.625%	10/22/19	745	776,290
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%	01/20/42	900	972,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%	03/31/30	EUR 872	1,027,988
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.250%	10/31/16	EUR 1,940	2,771,110
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, RegS	Baa3	4.000%	03/06/18	3,000	3,048,900
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%	03/06/18	1,500	1,524,450
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	7.000%	06/05/20	1,510	1,706,678
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	8.000%	02/14/34	845	1,002,593

TOTAL SOVEREIGNS (cost $66,582,222)					67,080,967

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.		3.500%	TBA	500	507,500
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	199	212,440
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	1,876	2,060,845
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	1,394	1,538,775
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 08/01/32	214	239,024
Federal Home Loan Mortgage Corp.		6.500%	08/01/32 - 09/01/32	897	1,011,784
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	162	183,856
Federal National Mortgage Assoc.		1.625%	11/27/18	5,945	5,920,180
Federal National Mortgage Assoc.		4.000%	TBA	1,500	1,573,359
Federal National Mortgage Assoc.		4.000%	TBA	1,000	1,045,469
Federal National Mortgage Assoc.		4.000%	05/01/19	124	131,413
Federal National Mortgage Assoc.		4.500%	12/01/18 - 02/01/35	1,124	1,194,581
Federal National Mortgage Assoc.		5.500%	03/01/17 - 06/01/34	3,805	4,078,266
Federal National Mortgage Assoc.		6.000%	09/01/17 - 11/01/36	2,961	3,257,897
Federal National Mortgage Assoc.		6.500%	12/01/14 - 11/01/33	2,163	2,417,879
Federal National Mortgage Assoc.		7.000%	05/01/32 - 06/01/32	189	215,081
Government National Mortgage Assoc.		3.500%	TBA	2,000	2,055,938
Government National Mortgage Assoc.		5.500%	01/15/33 - 07/15/35	2,638	2,919,473
Government National Mortgage Assoc.		5.500%	05/15/33	189	207,406
Government National Mortgage Assoc.		6.000%	12/15/32 - 11/15/34	2,807	3,160,310
Government National Mortgage Assoc.		6.500%	09/15/32 - 11/15/33	2,249	2,529,951
Government National Mortgage Assoc.		7.500%	10/15/25 - 02/15/26	65	74,539

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $34,551,259)					36,535,966

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes		0.875%	09/15/16	8,408	8,469,748
U.S. Treasury Notes		2.000%	09/30/20	335	334,791
U.S. Treasury Notes(h)		2.000%	11/15/21	8,810	8,611,775
U.S. Treasury Notes(h)		2.375%	02/28/15	4,000	4,122,188
U.S. Treasury Notes		2.500%	08/15/23	4,225	4,182,091

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,697,395)					25,720,593

PREFERRED STOCK — 0.1%				Shares
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (a) (cost $1,125,000)				45,000	1,236,150

TOTAL LONG-TERM INVESTMENTS (cost $1,036,927,240)					1,074,065,444

SHORT-TERM INVESTMENTS — 21.1%
AFFILIATED MONEY MARKET MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $119,345,944)(i)	12,162,160	112,986,466
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $142,474,392; includes $120,483,026 of cash collateral for securities on loan)(i)(j)	142,474,392	142,474,392

TOTAL SHORT-TERM INVESTMENTS (cost $261,820,336)		255,460,858

TOTAL INVESTMENTS — 109.8% (cost $1,298,747,576)		1,329,526,302
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (9.8)%		(118,516,154)

NET ASSETS — 100.0%		$1,211,010,148

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offer Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
RegS	Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or Notional Amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $16,350,997. The aggregate value, $16,004,706, is approximately 1.3% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,181,663; cash collateral of $120,483,026 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Represents zero coupon bond or step coupon bond. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Standard & Poor’s Rating.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
970	5 Year U.S. Treasury Notes	Dec. 2013	$115,853,878	$117,415,469	$1,561,591
1,124	10 Year U.S. Treasury Notes	Dec. 2013	139,113,770	142,063,063	2,949,293
32	Long Gilt Future	Dec. 2013	5,666,620	5,715,137	48,517
188	U.S. Long Bonds	Dec. 2013	24,282,205	25,074,500	792,295

					5,351,696

	Short Positions:
11	2 Year U.S. Treasury Notes	Dec. 2013	2,415,344	2,422,922	(7,578)
73	Euro-Bobl	Dec. 2013	12,171,534	12,289,456	(117,922)
40	Euro-Bond	Dec. 2013	7,484,100	7,603,020	(118,920)
395	Euro Schatz	Dec. 2013	58,906,238	58,995,103	(88,865)
34	U.S. Ultra Bonds	Dec. 2013	4,829,015	4,831,188	(2,173)

					(335,458)

					$5,016,238

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/2013	Barclays Bank PLC	AUD	1,942	$1,785,300	$1,808,059	$22,759
Expiring 10/25/2013	Barclays Bank PLC	AUD	1,293	1,192,900	1,204,077	11,177
Expiring 10/25/2013	Citibank NA	AUD	1,996	1,802,900	1,858,891	55,991
Expiring 10/25/2013	Citibank NA	AUD	1,343	1,228,500	1,250,166	21,666
Expiring 10/25/2013	Citibank NA	AUD	1,309	1,196,300	1,218,642	22,342
Expiring 10/25/2013	Goldman Sachs & Co.	AUD	1,993	1,794,100	1,855,795	61,695
Expiring 10/25/2013	Goldman Sachs & Co.	AUD	1,336	1,227,800	1,244,462	16,662
Expiring 10/25/2013	JPMorgan Chase & Co.	AUD	2,006	1,835,400	1,868,111	32,711
Expiring 10/25/2013	JPMorgan Chase & Co.	AUD	1,286	1,193,400	1,197,194	3,794
Expiring 10/25/2013	Morgan Stanley	AUD	1,982	1,827,500	1,845,634	18,134
Brazilian Real,
Expiring 10/18/2013	Citibank NA	BRL	2,790	1,229,900	1,252,873	22,973
Expiring 10/18/2013	Citibank NA	BRL	2,735	1,190,200	1,228,307	38,107
Expiring 10/18/2013	Citibank NA	BRL	2,673	1,207,700	1,200,537	(7,163)
Expiring 10/18/2013	Citibank NA	BRL	2,024	834,700	908,882	74,182
Expiring 10/18/2013	Citibank NA	BRL	1,275	573,535	572,425	(1,110)
British Pound,
Expiring 10/25/2013	Credit Suisse First Boston	GBP	1,887	3,032,400	3,054,971	22,571
Expiring 10/25/2013	Credit Suisse First Boston	GBP	1,151	1,794,500	1,862,510	68,010
Expiring 10/25/2013	Credit Suisse First Boston	GBP	757	1,190,200	1,225,713	35,513
Expiring 10/25/2013	Credit Suisse First Boston	GBP	754	1,190,600	1,220,663	30,063
Expiring 10/25/2013	Deutsche Bank	GBP	753	1,194,100	1,219,248	25,148
Expiring 10/25/2013	Goldman Sachs & Co.	GBP	2,255	3,634,000	3,649,602	15,602
Expiring 10/25/2013	Goldman Sachs & Co.	GBP	1,201	1,841,700	1,944,201	102,501
Expiring 10/25/2013	JPMorgan Chase & Co.	GBP	1,973	3,051,300	3,193,280	141,980
Expiring 10/25/2013	JPMorgan Chase & Co.	GBP	1,215	1,844,900	1,965,956	121,056
Expiring 10/25/2013	JPMorgan Chase & Co.	GBP	1,162	1,799,000	1,880,336	81,336
Expiring 10/25/2013	JPMorgan Chase & Co.	GBP	1,148	1,800,300	1,858,105	57,805
Expiring 10/25/2013	JPMorgan Chase & Co.	GBP	806	1,228,500	1,304,658	76,158
Canadian Dollar,
Expiring 10/22/2013	Citibank NA	CAD	5,050	4,837,173	4,900,150	62,977
Expiring 10/22/2013	Citibank NA	CAD	1,281	1,229,900	1,243,409	13,509
Expiring 10/22/2013	Citibank NA	CAD	1,259	1,199,400	1,221,581	22,181
Expiring 10/22/2013	Citibank NA	CAD	1,258	1,196,300	1,220,579	24,279
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	3,147	3,050,600	3,053,466	2,866
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,898	1,837,300	1,841,310	4,010
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,893	1,835,700	1,836,322	622
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,853	1,780,100	1,798,426	18,326

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,852	$1,785,300	$1,797,270	$11,970
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,232	1,192,900	1,195,707	2,807
Expiring 10/22/2013	JPMorgan Chase & Co.	CAD	1,229	1,190,600	1,192,861	2,261
Expiring 10/22/2013	Morgan Stanley	CAD	1,884	1,827,500	1,828,164	664
Expiring 10/22/2013	Morgan Stanley	CAD	1,271	1,227,800	1,233,377	5,577
Expiring 10/22/2013	Morgan Stanley	CAD	1,232	1,196,400	1,195,358	(1,042)
Chilean Peso,
Expiring 12/11/2013	Citibank NA	CLP	1,260,149	2,444,328	2,470,956	26,628
Expiring 12/11/2013	Citibank NA	CLP	599,916	1,181,100	1,176,343	(4,757)
Chinese Yuan,
Expiring 10/08/2013	Citibank NA	CNY	18,798	3,068,686	3,069,432	746
Expiring 10/08/2013	Citibank NA	CNY	18,710	3,054,342	3,055,184	842
Expiring 10/08/2013	Citibank NA	CNY	17,225	2,803,400	2,812,595	9,195
Expiring 10/08/2013	JPMorgan Chase & Co.	CNY	19,597	3,199,824	3,199,921	97
Expiring 10/08/2013	UBS AG	CNY	22,584	3,686,920	3,687,755	835
Expiring 10/29/2013	Citibank NA	CNY	8,148	1,288,400	1,329,247	40,847
Expiring 10/29/2013	UBS AG	CNY	13,894	2,189,700	2,266,624	76,924
Colombian Peso,
Expiring 10/18/2013	Barclays Bank PLC	COP	1,851,823	976,700	969,796	(6,904)
Expiring 10/18/2013	Citibank NA	COP	2,328,783	1,220,600	1,219,579	(1,021)
Expiring 10/23/2013	Citibank NA	COP	3,526,446	1,822,500	1,845,932	23,432
Czech Republic Koruna, Expiring 10/24/2013	Credit Suisse First Boston	CZK	23,095	1,214,200	1,216,491	2,291
Euro,
Expiring 10/25/2013	Barclays Bank PLC	EUR	4,249	5,703,448	5,748,632	45,184
Expiring 10/25/2013	Barclays Bank PLC	EUR	808	1,092,830	1,092,931	101
Expiring 10/25/2013	Barclays Bank PLC	EUR	604	804,608	816,571	11,963
Expiring 10/25/2013	Citibank NA	EUR	2,106	2,808,870	2,849,039	40,169
Expiring 10/25/2013	Citibank NA	EUR	1,062	1,404,447	1,436,275	31,828
Expiring 10/25/2013	Citibank NA	EUR	1,032	1,395,369	1,396,573	1,204
Expiring 10/25/2013	Deutsche Bank	EUR	1,347	1,819,400	1,822,033	2,633
Expiring 10/25/2013	JPMorgan Chase & Co.	EUR	1,787	2,422,600	2,417,156	(5,444)
Expiring 10/25/2013	UBS AG	EUR	1,032	1,377,700	1,396,566	18,866
Hungarian Forint,
Expiring 10/15/2013	Citibank NA	HUF	269,729	1,196,100	1,225,472	29,372
Expiring 10/24/2013	Barclays Bank PLC	HUF	401,391	1,817,000	1,822,354	5,354
Expiring 10/24/2013	Citibank NA	HUF	669,774	2,982,820	3,040,843	58,023
Expiring 10/24/2013	Citibank NA	HUF	267,733	1,196,400	1,215,536	19,136

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/24/2013	Citibank NA	HUF	266,751	$1,211,900	$1,211,075	$(825)
Expiring 10/24/2013	Citibank NA	HUF	266,737	1,192,400	1,211,013	18,613
Expiring 10/24/2013	Citibank NA	HUF	265,173	1,181,100	1,203,914	22,814
Indian Rupee,
Expiring 10/17/2013	Citibank NA	INR	389,662	6,297,567	6,190,515	(107,052)
Expiring 10/17/2013	Citibank NA	INR	8,112	120,200	128,879	8,679
Expiring 11/05/2013	Citibank NA	INR	74,052	1,256,500	1,169,888	(86,612)
Expiring 11/05/2013	Citibank NA	INR	73,507	1,216,300	1,161,282	(55,018)
Expiring 11/05/2013	Citibank NA	INR	7,457	122,300	117,802	(4,498)
Expiring 11/05/2013	UBS AG	INR	108,450	1,962,900	1,713,322	(249,578)
Israeli Shekel,
Expiring 10/24/2013	JPMorgan Chase & Co.	ILS	6,491	1,820,200	1,840,989	20,789
Expiring 10/24/2013	JPMorgan Chase & Co.	ILS	4,342	1,213,600	1,231,446	17,846
Expiring 10/30/2013	Citibank NA	ILS	7,601	2,136,400	2,155,561	19,161
Expiring 10/30/2013	Credit Suisse First Boston	ILS	15,442	4,315,698	4,379,392	63,694
Expiring 10/30/2013	Deutsche Bank	ILS	8,477	2,385,800	2,403,967	18,167
Expiring 10/30/2013	Morgan Stanley	ILS	6,417	1,817,800	1,819,974	2,174
Expiring 10/30/2013	Morgan Stanley	ILS	4,248	1,190,600	1,204,680	14,080
Japanese Yen,
Expiring 10/25/2013	Citibank NA	JPY	238,059	2,430,900	2,422,269	(8,631)
Expiring 10/25/2013	UBS AG	JPY	293,735	3,050,600	2,988,776	(61,824)
Malaysian Ringgit,
Expiring 10/17/2013	UBS AG	MYR	5,820	1,954,900	1,783,255	(171,645)
Expiring 10/17/2013	UBS AG	MYR	3,812	1,207,700	1,168,086	(39,614)
Expiring 01/16/2014	UBS AG	MYR	3,922	1,214,200	1,195,196	(19,004)
Mexican Peso,
Expiring 10/22/2013	Citibank NA	MXN	114,918	9,154,170	8,761,582	(392,588)
Expiring 10/22/2013	Citibank NA	MXN	32,825	2,515,000	2,502,637	(12,363)
Expiring 10/22/2013	Citibank NA	MXN	31,124	2,428,900	2,372,933	(55,967)
Expiring 10/22/2013	Citibank NA	MXN	23,589	1,780,100	1,798,472	18,372
Expiring 10/22/2013	Citibank NA	MXN	15,641	1,193,400	1,192,529	(871)
Expiring 10/22/2013	Citibank NA	MXN	542	42,580	41,327	(1,253)
Expiring 10/22/2013	JPMorgan Chase & Co.	MXN	23,518	1,830,900	1,793,062	(37,838)
Expiring 10/22/2013	JPMorgan Chase & Co.	MXN	23,155	1,844,900	1,765,413	(79,487)
Expiring 10/22/2013	JPMorgan Chase & Co.	MXN	15,392	1,207,700	1,173,532	(34,168)
New Taiwanese Dollar,
Expiring 11/13/2013	Citibank NA	TWD	36,809	1,288,600	1,245,787	(42,813)
Expiring 11/13/2013	UBS AG	TWD	73,609	2,576,900	2,491,284	(85,616)
Expiring 12/06/2013	Citibank NA	TWD	35,061	1,190,200	1,187,046	(3,154)
Expiring 12/06/2013	Citibank NA	TWD	34,766	1,181,100	1,177,051	(4,049)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
New Zealand Dollar,
Expiring 10/25/2013	Barclays Bank PLC	NZD	2,284	$1,827,500	$1,893,406	$65,906
Expiring 10/25/2013	Barclays Bank PLC	NZD	1,923	1,518,785	1,593,969	75,184
Expiring 10/25/2013	Citibank NA	NZD	2,230	1,780,100	1,848,721	68,621
Expiring 10/25/2013	Goldman Sachs & Co.	NZD	2,939	2,388,200	2,436,263	48,063
Expiring 10/25/2013	JPMorgan Chase & Co.	NZD	2,349	1,840,300	1,947,494	107,194
Expiring 10/25/2013	JPMorgan Chase & Co.	NZD	1,567	1,223,600	1,298,871	75,271
Expiring 10/25/2013	Morgan Stanley	NZD	4,463	3,589,000	3,699,921	110,921
Expiring 10/25/2013	Morgan Stanley	NZD	1,553	1,228,500	1,287,649	59,149
Expiring 10/25/2013	Morgan Stanley	NZD	1,483	1,193,400	1,229,615	36,215
Expiring 10/25/2013	UBS AG	NZD	1,546	1,224,800	1,281,600	56,800
Norwegian Krone,
Expiring 10/24/2013	Citibank NA	NOK	44,361	7,449,961	7,370,011	(79,950)
Expiring 10/24/2013	Credit Suisse First Boston	NOK	10,840	1,799,100	1,800,979	1,879
Expiring 10/24/2013	Deutsche Bank	NOK	7,386	1,223,600	1,227,044	3,444
Expiring 10/24/2013	Deutsche Bank	NOK	7,009	1,198,000	1,164,492	(33,508)
Expiring 10/24/2013	Deutsche Bank	NOK	7,004	1,207,700	1,163,637	(44,063)
Expiring 10/24/2013	Goldman Sachs & Co.	NOK	14,387	2,384,700	2,390,206	5,506
Expiring 10/24/2013	Goldman Sachs & Co.	NOK	7,298	1,227,800	1,212,484	(15,316)
Expiring 10/24/2013	Morgan Stanley	NOK	18,164	3,035,600	3,017,775	(17,825)
Expiring 10/24/2013	Morgan Stanley	NOK	10,846	1,780,100	1,801,976	21,876
Expiring 10/24/2013	Morgan Stanley	NOK	10,728	1,814,800	1,782,396	(32,404)
Expiring 10/24/2013	Morgan Stanley	NOK	7,318	1,201,900	1,215,855	13,955
Expiring 10/24/2013	Morgan Stanley	NOK	7,168	1,190,200	1,190,805	605
Expiring 10/24/2013	Morgan Stanley	NOK	7,084	1,193,400	1,176,904	(16,496)
Expiring 10/24/2013	Morgan Stanley	NOK	7,067	1,196,400	1,174,058	(22,342)
Expiring 10/24/2013	Morgan Stanley	NOK	7,029	1,192,900	1,167,827	(25,073)
Expiring 10/24/2013	Morgan Stanley	NOK	6,980	1,181,100	1,159,582	(21,518)
Peruvian Nuevo Sol,
Expiring 11/04/2013	Citibank NA	PEN	4,984	1,770,593	1,781,429	10,836
Expiring 11/04/2013	Citibank NA	PEN	3,396	1,203,200	1,213,918	10,718
Expiring 11/04/2013	Citibank NA	PEN	3,318	1,192,900	1,186,044	(6,856)
Philippine Peso,
Expiring 10/08/2013	Citibank NA	PHP	399,988	9,298,795	9,187,431	(111,364)
Expiring 10/08/2013	UBS AG	PHP	52,658	1,223,600	1,209,508	(14,092)
Expiring 10/17/2013	UBS AG	PHP	78,048	1,790,100	1,792,882	2,782
Expiring 10/17/2013	UBS AG	PHP	52,202	1,190,200	1,199,158	8,958

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 11/29/2013	Citibank NA	PHP	53,923	$1,256,500	$1,238,606	$(17,894)
Expiring 11/29/2013	Citibank NA	PHP	52,823	1,224,800	1,213,350	(11,450)
Expiring 11/29/2013	UBS AG	PHP	26,359	611,300	605,473	(5,827)
Polish Zloty,
Expiring 10/24/2013	Barclays Bank PLC	PLN	7,600	2,381,200	2,429,734	48,534
Expiring 10/24/2013	Barclays Bank PLC	PLN	6,704	2,134,100	2,143,330	9,230
Expiring 10/24/2013	Barclays Bank PLC	PLN	5,858	1,821,700	1,872,824	51,124
Expiring 10/24/2013	Citibank NA	PLN	5,738	1,788,196	1,834,409	46,213
Expiring 10/24/2013	Citibank NA	PLN	3,796	1,194,100	1,213,699	19,599
Expiring 10/24/2013	Credit Suisse First Boston	PLN	6,047	1,830,900	1,933,381	102,481
Expiring 10/24/2013	Credit Suisse First Boston	PLN	387	118,700	123,709	5,009
Expiring 10/24/2013	Deutsche Bank	PLN	7,972	2,447,200	2,548,748	101,548
Expiring 10/24/2013	Deutsche Bank	PLN	3,786	1,192,900	1,210,484	17,584
Expiring 10/24/2013	Morgan Stanley	PLN	3,773	1,190,600	1,206,399	15,799
Expiring 10/24/2013	UBS AG	PLN	9,666	3,047,100	3,090,330	43,230
Romanian Leu,
Expiring 10/24/2013	Citibank NA	RON	10,235	3,034,250	3,102,838	68,588
Expiring 10/24/2013	Citibank NA	RON	4,094	1,223,800	1,241,112	17,312
Expiring 10/24/2013	JPMorgan Chase & Co.	RON	6,007	1,819,400	1,821,065	1,665
Expiring 10/24/2013	JPMorgan Chase & Co.	RON	4,116	1,224,800	1,247,802	23,002
Expiring 10/24/2013	JPMorgan Chase & Co.	RON	3,990	1,211,300	1,209,558	(1,742)
Expiring 10/24/2013	JPMorgan Chase & Co.	RON	3,950	1,181,100	1,197,596	16,496
Russian Ruble,
Expiring 10/09/2013	Citibank NA	RUB	62,761	1,947,200	1,933,906	(13,294)
Expiring 10/09/2013	Citibank NA	RUB	62,157	1,938,600	1,915,300	(23,300)
Expiring 10/09/2013	Citibank NA	RUB	61,835	1,945,100	1,905,359	(39,741)
Expiring 10/09/2013	Citibank NA	RUB	60,360	1,840,300	1,859,917	19,617
Expiring 10/09/2013	Citibank NA	RUB	60,315	1,821,500	1,858,541	37,041
Expiring 10/09/2013	Citibank NA	RUB	41,546	1,296,900	1,280,173	(16,727)
Expiring 10/09/2013	Citibank NA	RUB	40,604	1,214,600	1,251,163	36,563
Expiring 10/09/2013	Citibank NA	RUB	40,263	1,214,500	1,240,657	26,157
Expiring 10/17/2013	Citibank NA	RUB	98,805	2,983,500	3,040,232	56,732
Expiring 10/17/2013	Citibank NA	RUB	72,209	2,177,159	2,228,562	51,403
Expiring 10/17/2013	Citibank NA	RUB	39,324	1,190,600	1,210,016	19,416
Expiring 10/17/2013	Citibank NA	RUB	39,244	1,192,900	1,207,537	14,637
Expiring 10/17/2013	Citibank NA	RUB	39,023	1,194,100	1,200,731	6,631

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Singapore Dollar,
Expiring 10/17/2013	Barclays Bank PLC	SGD	10,804	$8,546,191	$8,612,408	$66,217
Expiring 10/17/2013	Barclays Bank PLC	SGD	2,267	1,780,100	1,806,772	26,672
Expiring 10/17/2013	Citibank NA	SGD	2,294	1,799,000	1,828,682	29,682
Expiring 10/17/2013	Citibank NA	SGD	1,511	1,190,200	1,204,255	14,055
Expiring 10/17/2013	Goldman Sachs & Co.	SGD	3,067	2,392,100	2,444,533	52,433
Expiring 10/17/2013	Morgan Stanley	SGD	4,631	3,643,400	3,691,265	47,865
Expiring 10/17/2013	Morgan Stanley	SGD	2,306	1,804,800	1,837,823	33,023
Expiring 10/17/2013	UBS AG	SGD	7,675	6,097,400	6,117,660	20,260
Expiring 10/17/2013	UBS AG	SGD	3,096	2,455,600	2,468,073	12,473
Expiring 10/17/2013	UBS AG	SGD	1,525	1,192,400	1,215,451	23,051
South African Rand,
Expiring 10/30/2013	Deutsche Bank	ZAR	12,276	1,220,600	1,216,961	(3,639)
Expiring 10/30/2013	Morgan Stanley	ZAR	12,051	1,224,800	1,194,619	(30,181)
South Korean Won,
Expiring 10/04/2013	Citibank NA	KRW	3,608,106	3,350,083	3,356,437	6,354
Expiring 10/04/2013	Citibank NA	KRW	1,404,958	1,222,500	1,306,961	84,461
Expiring 10/04/2013	Citibank NA	KRW	1,392,815	1,223,700	1,295,665	71,965
Expiring 10/17/2013	Citibank NA	KRW	1,374,396	1,220,600	1,277,347	56,747
Expiring 10/17/2013	Citibank NA	KRW	1,310,786	1,196,300	1,218,229	21,929
Expiring 10/17/2013	UBS AG	KRW	6,437,601	5,595,238	5,983,030	387,792
Swedish Krona,
Expiring 10/24/2013	Deutsche Bank	SEK	40,593	6,118,100	6,312,479	194,379
Expiring 10/24/2013	Deutsche Bank	SEK	15,613	2,392,100	2,427,840	35,740
Expiring 10/24/2013	Goldman Sachs & Co.	SEK	7,670	1,181,100	1,192,770	11,670
Expiring 10/24/2013	Morgan Stanley	SEK	11,677	1,817,800	1,815,777	(2,023)
Expiring 10/24/2013	Morgan Stanley	SEK	8,062	1,228,500	1,253,736	25,236
Expiring 10/24/2013	Morgan Stanley	SEK	7,907	1,218,600	1,229,598	10,998
Expiring 10/24/2013	Morgan Stanley	SEK	7,808	1,190,200	1,214,158	23,958
Expiring 10/24/2013	Morgan Stanley	SEK	7,748	1,196,400	1,204,883	8,483
Expiring 10/24/2013	Morgan Stanley	SEK	7,651	1,207,700	1,189,731	(17,969)
Expiring 10/24/2013	UBS AG	SEK	16,129	2,453,700	2,508,079	54,379
Swiss Franc,
Expiring 10/24/2013	Citibank NA	CHF	4,418	4,851,800	4,886,266	34,466
Expiring 10/24/2013	Citibank NA	CHF	2,263	2,430,900	2,502,709	71,809
Expiring 10/24/2013	Citibank NA	CHF	1,693	1,824,500	1,872,933	48,433

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/24/2013	Goldman Sachs & Co.	CHF	1,644	$1,817,800	$1,817,989	$189
Expiring 10/24/2013	JPMorgan Chase & Co.	CHF	2,187	2,422,600	2,418,602	(3,998)
Thai Baht,
Expiring 11/18/2013	Barclays Bank PLC	THB	37,527	1,207,700	1,196,023	(11,677)
Expiring 11/18/2013	Deutsche Bank	THB	37,932	1,214,200	1,208,946	(5,254)
Turkish Lira,
Expiring 10/30/2013	Citibank NA	TRY	2,388	1,214,500	1,175,951	(38,549)
Expiring 10/30/2013	Citibank NA	TRY	2,371	1,224,800	1,167,407	(57,393)
Expiring 10/30/2013	JP Morgan Chase & Co.	TRY	3,600	1,835,400	1,772,508	(62,892)
Expiring 10/30/2013	JP Morgan Chase & Co.	TRY	3,587	1,840,300	1,766,152	(74,148)
Expiring 10/30/2013	Morgan Stanley	TRY	246	119,900	120,980	1,080

				$399,630,266	$402,307,189	$2,676,923

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/2013	Barclays Bank PLC	AUD	4,324	$3,646,200	$3,791,854	$(145,654)
Expiring 10/25/2013	Citibank NA	AUD	3,646	3,391,700	3,394,838	(3,138)
Expiring 10/25/2013	Deutsche Bank	AUD	5,779	2,459,800	2,514,349	(54,549)
Expiring 10/25/2013	Goldman Sachs & Co.	AUD	1,607	1,440,300	1,496,711	(56,411)
Expiring 10/25/2013	JP Morgan Chase & Co.	AUD	2,007	1,835,700	1,869,041	(33,341)
Brazilian Real,
Expiring 10/18/2013	Citibank NA	BRL	10,037	2,426,000	2,435,229	(9,229)
Expiring 10/18/2013	Citibank NA	BRL	3,101	1,335,000	1,392,731	(57,731)
British Pound,
Expiring 10/25/2013	Barclays Bank PLC	GBP	1,276	1,944,700	2,065,172	(120,472)
Expiring 10/25/2013	Citibank NA	GBP	4,536	6,961,818	7,342,213	(380,395)
Expiring 10/25/2013	Citibank NA	GBP	867	1,341,649	1,404,068	(62,419)
Expiring 10/25/2013	Credit Suisse First Boston	GBP	7,216	3,560,200	3,687,029	(126,829)
Expiring 10/25/2013	Credit Suisse First Boston	GBP	1,533	2,384,700	2,480,742	(96,042)
Expiring 10/24/2013	Goldman Sachs & Co.	GBP	1,877	3,019,300	3,038,454	(19,154)
Expiring 10/25/2013	Morgan Stanley	GBP	1,987	3,046,400	3,216,354	(169,954)
Expiring 10/25/2013	Morgan Stanley	GBP	1,867	3,004,322	3,021,436	(17,114)
Canadian Dollar,
Expiring 10/22/2013	Citibank NA	CAD	4,219	3,656,600	3,692,457	(35,857)
Expiring 10/22/2013	Citibank NA	CAD	3,815	3,655,200	3,702,044	(46,844)
Expiring 10/22/2013	Citibank NA	CAD	3,138	3,033,600	3,044,474	(10,874)
Expiring 10/22/2013	JP Morgan Chase & Co.	CAD	3,324	3,680,600	3,761,095	(80,495)
Expiring 10/22/2013	JP Morgan Chase & Co.	CAD	1,259	1,196,100	1,221,280	(25,180)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/22/2013	JP Morgan Chase & Co.	CAD	1,236	$1,193,400	$1,199,465	$(6,065)
Expiring 10/22/2013	UBS AG	CAD	3,226	3,613,904	3,645,530	(31,626)
Chilean Peso,
Expiring 12/11/2013	Citibank NA	CLP	927,561	3,582,200	3,560,365	21,835
Expiring 12/11/2013	Citibank NA	CLP	307,101	606,500	602,178	4,322
Chinese Yuan,
Expiring 10/17/2013	Citibank NA	CNY	2,057	330,639	335,729	(5,090)
Expiring 10/29/2013	Barclays Bank PLC	CNY	24,157	3,890,605	3,940,960	(50,355)
Colombian Peso,
Expiring 10/18/2013	Citibank NA	COP	2,770,948	1,463,400	1,451,140	12,260
Expiring 10/23/2013	Citibank NA	COP	4,936,878	2,548,461	2,584,229	(35,768)
Euro,
Expiring 10/01/2013	Citibank NA	EUR	1,032	1,395,291	1,396,479	(1,188)
Expiring 10/25/2013	Barclays Bank PLC	EUR	896	1,208,740	1,211,560	(2,820)
Expiring 10/25/2013	Citibank NA	EUR	1,039	1,387,745	1,405,341	(17,596)
Expiring 10/25/2013	Goldman Sachs & Co.	EUR	907	1,199,300	1,226,823	(27,523)
Expiring 10/25/2013	JP Morgan Chase & Co.	EUR	1,449	1,918,900	1,959,924	(41,024)
Expiring 10/25/2013	UBS AG	EUR	5,628	6,114,464	6,203,835	(89,371)
Hungarian Forint,
Expiring 10/24/2013	Deutsche Bank	HUF	671,199	2,951,800	3,047,313	(95,513)
Expiring 10/24/2013	Citibank NA	HUF	308,274	2,420,600	2,440,823	(20,223)
Expiring 10/24/2013	Goldman Sachs & Co.	HUF	291,178	3,578,700	3,655,350	(76,650)
Expiring 10/24/2013	Morgan Stanley	HUF	273,249	2,419,600	2,433,607	(14,007)
Indian Rupee,
Expiring 03/04/2014	Citibank NA	INR	70,391	1,123,200	1,081,653	41,547
Expiring 03/04/2014	Citibank NA	INR	69,996	1,093,000	1,075,580	17,420
Expiring 03/04/2014	UBS AG	INR	151,938	2,591,700	2,334,741	256,959
Expiring 03/04/2014	UBS AG	INR	133,937	2,325,300	2,058,129	267,171
Expiring 03/04/2014	UBS AG	INR	112,966	1,944,500	1,735,872	208,628
Expiring 03/04/2014	UBS AG	INR	112,373	1,937,300	1,726,766	210,534
Israeli Shekel,
Expiring 10/30/2013	Deutsche Bank	ILS	7,817	2,193,000	2,217,051	(24,051)
Expiring 10/30/2013	Citibank NA	ILS	24,250	4,851,800	4,877,152	(25,352)
Expiring 10/30/2013	JP Morgan Chase & Co.	ILS	6,070	1,695,400	1,721,422	(26,022)
Expiring 10/30/2013	JP Morgan Chase & Co.	ILS	4,732	1,311,600	1,341,968	(30,368)
Expiring 10/30/2013	Morgan Stanley	ILS	4,330	1,197,500	1,227,862	(30,362)
Japanese Yen,
Expiring 10/25/2013	Barclays Bank PLC	JPY	254,122	4,861,800	4,903,288	(41,488)
Expiring 10/25/2013	Goldman Sachs & Co.	JPY	164,016	1,680,300	1,668,871	11,429

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/25/2013	JP Morgan Chase & Co.	JPY	40,697	$407,639	$414,095	$(6,456)
Expiring 10/25/2013	UBS AG	JPY	147,124	1,503,000	1,496,993	6,007
Malaysian Ringgit,
Expiring 10/17/2013	Citibank NA	MYR	5,890	1,862,404	1,804,910	57,494
Expiring 10/17/2013	UBS AG	MYR	3,960	1,211,900	1,213,368	(1,468)
Expiring 10/17/2013	UBS AG	MYR	3,741	1,159,595	1,146,431	13,164
Mexican Peso,
Expiring 10/22/2013	Barclays Bank PLC	MXN	31,999	2,526,731	2,439,695	87,036
Expiring 10/22/2013	Citibank NA	MXN	36,666	2,786,000	2,795,524	(9,524)
Expiring 10/22/2013	Citibank NA	MXN	23,347	1,824,500	1,780,047	44,453
Expiring 10/22/2013	Citibank NA	MXN	15,729	1,202,400	1,199,247	3,153
Expiring 10/22/2013	Citibank NA	MXN	12,969	961,500	988,814	(27,314)
Expiring 10/22/2013	Morgan Stanley	MXN	54,568	4,283,200	4,160,355	122,845
Expiring 10/22/2013	Morgan Stanley	MXN	32,179	2,398,800	2,453,388	(54,588)
Expiring 10/22/2013	Morgan Stanley	MXN	29,849	3,655,000	3,637,988	17,012
Expiring 10/22/2013	Morgan Stanley	MXN	12,575	970,900	958,718	12,182
New Taiwanese Dollar, Expiring 11/13/2013	UBS AG	TWD	110,418	3,802,273	3,737,072	65,201
New Zealand Dollar,
Expiring 10/25/2013	Citibank NA	NZD	1,233	953,900	1,021,863	(67,963)
Expiring 10/25/2013	Deutsche Bank	NZD	3,665	3,025,700	3,038,503	(12,803)
Expiring 10/25/2013	Goldman Sachs & Co.	NZD	1,533	1,200,200	1,270,852	(70,652)
Expiring 10/25/2013	Morgan Stanley	NZD	21,742	7,286,700	7,539,849	(253,149)
Expiring 10/25/2013	Morgan Stanley	NZD	3,056	2,437,100	2,533,054	(95,954)
Norwegian Krone,
Expiring 10/24/2013	Barclays Bank PLC	NOK	29,896	8,471,800	8,422,908	48,892
Expiring 10/24/2013	Deutsche Bank	NOK	11,011	1,799,000	1,829,408	(30,408)
Expiring 10/24/2013	Morgan Stanley	NOK	23,222	3,898,600	3,858,124	40,476
Expiring 10/24/2013	Morgan Stanley	NOK	21,863	3,600,600	3,632,206	(31,606)
Expiring 10/24/2013	Morgan Stanley	NOK	17,910	3,020,700	2,975,472	45,228
Expiring 10/24/2013	Morgan Stanley	NOK	17,737	2,985,200	2,946,778	38,422
Expiring 10/24/2013	Morgan Stanley	NOK	13,869	2,272,500	2,304,089	(31,589)
Peruvian Nuevo Sol, Expiring 11/04/2013	Citibank NA	PEN	4,984	1,760,834	1,781,429	(20,595)
Philippine Peso,
Expiring 10/08/2013	UBS AG	PHP	456,770	10,258,732	10,491,681	(232,949)
Expiring 10/08/2013	UBS AG	PHP	31,862	731,700	731,845	(145)

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 10/17/2013	Citibank NA	PHP	53,345	$1,218,400	$1,225,415	$(7,015)
Expiring 10/17/2013	UBS AG	PHP	42,770	974,700	982,484	(7,784)
Polish Zloty,
Expiring 10/24/2013	Barclays Bank PLC	PLN	12,843	3,957,800	4,106,213	(148,413)
Expiring 10/24/2013	Barclays Bank PLC	PLN	7,056	3,638,112	3,647,142	(9,030)
Expiring 10/24/2013	Citibank NA	PLN	10,812	3,390,700	3,456,808	(66,108)
Expiring 10/24/2013	Citibank NA	PLN	8,247	2,558,500	2,636,830	(78,330)
Expiring 10/24/2013	Morgan Stanley	PLN	5,864	1,820,400	1,874,720	(54,320)
Expiring 10/24/2013	Morgan Stanley	PLN	3,881	1,203,200	1,240,688	(37,488)
Romanian Leu, Expiring 10/24/2013	Citibank NA	RON	6,119	1,816,500	1,854,973	(38,473)
Russian Ruble,
Expiring 10/17/2013	Citibank NA	RUB	655,556	2,422,600	2,416,096	6,504
Expiring 10/17/2013	Citibank NA	RUB	152,563	4,557,466	4,694,401	(136,935)
Expiring 10/17/2013	Citibank NA	RUB	104,699	9,097,200	9,088,655	8,545
Expiring 10/17/2013	Citibank NA	RUB	93,889	5,360,600	5,314,013	46,587
Expiring 10/17/2013	Citibank NA	RUB	80,912	2,432,700	2,489,662	(56,962)
Expiring 10/17/2013	Citibank NA	RUB	72,975	2,163,500	2,245,461	(81,961)
Expiring 10/17/2013	Citibank NA	RUB	66,300	1,980,563	2,040,071	(59,508)
Expiring 10/17/2013	Citibank NA	RUB	58,844	1,821,300	1,810,651	10,649
Expiring 10/17/2013	Citibank NA	RUB	42,139	2,436,600	2,498,409	(61,809)
Expiring 10/17/2013	Citibank NA	RUB	19,703	605,900	606,250	(350)
Singapore Dollar,
Expiring 10/17/2013	Citibank NA	SGD	3,861	3,045,800	3,077,817	(32,017)
Expiring 10/17/2013	Citibank NA	SGD	2,771	2,179,800	2,208,936	(29,136)
Expiring 10/17/2013	Citibank NA	SGD	2,320	1,820,200	1,849,400	(29,200)
Expiring 10/17/2013	Deutsche Bank	SGD	3,899	3,074,800	3,107,887	(33,087)
Expiring 10/17/2013	Deutsche Bank	SGD	3,094	2,427,200	2,466,643	(39,443)
Expiring 10/17/2013	Morgan Stanley	SGD	2,173	1,713,300	1,731,990	(18,690)
Expiring 10/17/2013	UBS AG	SGD	5,769	4,517,542	4,598,468	(80,926)
Expiring 10/17/2013	UBS AG	SGD	3,810	3,035,600	3,037,304	(1,704)
South African Rand,
Expiring 10/30/2013	Citibank NA	ZAR	12,580	1,223,873	1,247,014	(23,141)
Expiring 10/30/2013	Citibank NA	ZAR	12,084	1,215,400	1,197,886	17,514

Forward foreign currency exchange contracts outstanding at September 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won,
Expiring 10/04/2013	Citibank NA	KRW	1,462,751	$1,286,500	$1,360,722	$(74,222)
Expiring 10/04/2013	UBS AG	KRW	2,908,234	2,594,900	2,705,382	(110,482)
Expiring 10/04/2013	UBS AG	KRW	2,034,895	1,809,600	1,892,959	(83,359)
Expiring 10/17/2013	Citibank NA	KRW	3,608,106	3,346,727	3,353,331	(6,604)
Swedish Krona,
Expiring 10/24/2013	Citibank NA	SEK	668	102,792	103,894	(1,102)
Expiring 10/24/2013	Deutsche Bank	SEK	35,129	3,630,800	3,601,911	28,889
Expiring 10/24/2013	Deutsche Bank	SEK	14,945	2,388,200	2,399,584	(11,384)
Expiring 10/24/2013	Morgan Stanley	SEK	24,655	3,776,800	3,834,014	(57,214)
Expiring 10/24/2013	Morgan Stanley	SEK	11,719	1,789,400	1,822,330	(32,930)
Swiss Franc, Expiring 10/24/2013	Credit Suisse First Boston	CHF	3,956	4,228,269	4,375,642	(147,373)
Turkish Lira,
Expiring 10/30/2013	Barclays Bank PLC	TRY	10,000	4,800,999	4,923,586	(122,587)
Expiring 10/30/2013	Citibank NA	TRY	5,900	3,019,447	2,904,916	114,531
Expiring 10/30/2013	Citibank NA	TRY	5,590	2,853,570	2,752,285	101,285
Expiring 10/30/2013	Credit Suisse First Boston	TRY	10,000	4,798,234	4,923,586	(125,352)
Expiring 10/30/2013	Deutsche Bank	TRY	725	363,000	356,940	6,060
Expiring 10/30/2013	Goldman Sachs & Co.	TRY	970	476,200	477,553	(1,353)
Expiring 10/30/2013	JPMorgan Chase & Co.	TRY	11,820	5,657,465	5,819,679	(162,214)
Expiring 10/30/2013	JPMorgan Chase & Co.	TRY	11,820	5,645,246	5,819,679	(174,433)
Expiring 10/30/2013	JPMorgan Chase & Co.	TRY	4,549	2,314,800	2,239,845	74,955
Expiring 10/30/2013	JPMorgan Chase & Co.	TRY	1,921	960,200	945,950	14,250

				$345,463,051	$348,813,358	$(3,350,307)

						$(673,384)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	15,385	12/14/2014	0.351%	3 month LIBOR(2)	$16,719	$—	$16,719	Citigroup, Inc.
	19,220	1/25/2016	0.503%	3 month LIBOR(1)	8,430	—	8,430	Citigroup, Inc.
	41,980	6/7/2016	0.654%	3 month LIBOR(2)	82,895	—	82,895	JPMorgan Chase Bank NA
	59,295	8/31/2016	0.934%	3 month LIBOR(2)	383,129	—	383,129	Credit Suisse International
	20,710	8/31/2016	0.975%	3 month LIBOR(1)	(159,084)	—	(159,084)	JPMorgan Chase Bank NA
	20,710	8/31/2016	0.978%	3 month LIBOR(1)	(161,282)	—	(161,282)	JPMorgan Chase Bank NA
	17,550	8/31/2017	0.751%	3 month LIBOR(1)	243,558	—	243,558	Bank of Nova Scotia
	870	4/18/2018	0.986%	6 month LIBOR(1)	17,096	—	17,096	Citigroup, Inc.
	38,980	11/15/2019	1.334%	3 month LIBOR(1)	1,161,582	—	1,161,582	Citigroup, Inc.
	13,290	11/15/2019	1.499%	3 month LIBOR(2)	(258,142)	—	(258,142)	Citigroup Global Markets
	19,405	2/15/2020	1.355%	3 month LIBOR(2)	(736,093)	—	(736,093)	Morgan Stanley Capital Services
	3,130	4/19/2020	1.438%	6 month LIBOR(1)	127,860	—	127,860	Goldman Sachs & Co.
	2,225	4/19/2020	1.441%	6 month LIBOR(1)	90,365	—	90,365	Citigroup, Inc.
	2,090	12/13/2027	2.200%	3 month LIBOR(2)	(245,429)	—	(245,429)	Citigroup, Inc.
AUD	1,270	12/19/2032	4.423%	6 month Australian Bank Bill Rate (2)	(36,929)	—	(36,929)	Barclays Bank PLC
AUD	1,620	12/20/2032	4.420%	6 month Australian Bank Bill Rate (2)	(47,879)	—	(47,879)	Citigroup, Inc.
BRL	7,942	1/1/2017	0.000%	1 day Brazil Interbank Rate (2)	(307,612)	—	(307,612)	Citigroup, Inc.
BRL	13,135	1/1/2017	0.000%	1 day Brazil Interbank Rate (2)	(299,751)	—	(299,751)	Barclays Bank PLC
BRL	37,393	1/2/2017	0.000%	1 day Brazil Interbank Rate (2)	(277,490)	—	(277,490)	HSBC Bank USA
EUR	13,985	12/14/2014	0.349%	3 month EURIBOR(1)	(8,456)	—	(8,456)	Citigroup, Inc.
EUR	16,020	1/25/2016	0.695%	6 month EURIBOR(2)	124,018	—	124,018	Citigroup, Inc.
EUR	1,640	12/13/2027	2.065%	3 month EURIBOR(1)	71,662	—	71,662	Barclays Bank PLC
INR	200,000	5/20/2023	6.800%	1 day MIBOR (2)	(355,711)	—	(355,711)	Credit Suisse International
JPY	210,000	4/18/2018	0.418%	6 month JPN LIBOR(2)	6,221	—	6,221	HSBC Bank USA
JPY	790,000	4/19/2020	0.520%	6 month LIBOR(2)	1,850	—	1,850	Goldman Sachs & Co.
JPY	600,000	4/19/2020	0.563%	6 month LIBOR(2)	19,467	—	19,467	Citigroup, Inc.
JPY	400,000	5/20/2020	0.698%	6 month JPN LIBOR(2)	48,072	—	48,072	Credit Suisse International
JPY	1,700,000	5/21/2020	0.689%	6 month LIBOR(2)	193,637	—	193,637	Credit Suisse International
MXN	65,000	12/2/2015	5.080%	28 day Mexican Interbank Rate(2)	90,661	—	90,661	Morgan Stanley Capital Services
MXN	76,000	6/20/2018	6.020%	28 day Mexican Interbank Rate(2)	204,067	—	204,067	Credit Suisse International
MXN	48,200	5/25/2022	6.370%	28 day Mexican Interbank Rate(2)	(5,298)	—	(5,298)	Morgan Stanley Capital Services
MXN	20,100	4/28/2023	5.100%	28 day Mexican Interbank Rate(2)	(179,274)	—	(179,274)	Barclays Bank PLC
NZD	13,400	8/18/2016	4.173%	3 month BBR(2)	126,720	—	126,720	Citigroup Global Markets
NZD	4,320	3/26/2017	3.810%	3 month BBR(2)	(23,254)	—	(23,254)	HSBC Bank USA
NZD	325	8/12/2018	4.143%	3 month BBR(2)	(1,925)	—	(1,925)	Citibank NA
NZD	245	8/13/2018	4.160%	3 month BBR(2)	(1,296)	—	(1,296)	Citibank NA
NZD	245	8/13/2018	4.218%	3 month BBR(2)	(768)	—	(768)	Barclays Bank PLC
NZD	1,960	9/25/2022	3.790%	3 month BBR(2)	(125,414)	—	(125,414)	Citigroup, Inc.
NZD	330	8/12/2023	4.648%	3 month BBR(2)	(4,790)	—	(4,790)	Citibank NA
NZD	240	8/13/2023	4.668%	3 month BBR(2)	(3,175)	—	(3,175)	Citibank NA
NZD	240	8/13/2023	4.730%	3 month BBR(2)	(2,183)	—	(2,183)	Barclays Bank PLC
PLN	31,900	6/28/2018	3.736%	6 Month WIBOR(2)	9,422	—	9,422	Citigroup Global Markets
RUB	95,000	5/17/2023	7.250%	3 month MOSPRIME(2)	(24,363)	—	(24,363)	Credit Suisse International
RUB	95,000	5/20/2023	7.250%	3 month MOSPRIME(2)	(24,886)	—	(24,886)	Credit Suisse International
ZAR	63,400	6/25/2018	7.420%	3 month JIBAR(2)	81,984	—	81,984	Barclays Bank PLC
ZAR	10,000	9/3/2033	8.970%	3 month LIBOR(1)	44,089	—	44,089	HSBC Bank USA

					$(136,980)	$—	$(136,980)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at September 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(3)eee
Exchange-traded swap agreements:
	24,320	8/29/2015	0.740%	3 month LIBOR(2)	$(43,620)	$166	$(43,786)
	5,945	11/27/2018	1.592%	3 month LIBOR(1)	1,773	177	1,596
	250	5/9/2023	1.955%	3 month LIBOR(2)	(14,737)	0	(14,737)
	30,450	8/7/2023	4.248%	3 month LIBOR(2)	132,744	283	132,461
	13,270	8/8/2023	4.283%	3 month LIBOR(2)	77,304	207	77,097
	13,270	8/9/2023	4.231%	3 month LIBOR(2)	47,681	207	47,474
HUF	209,900	9/2/2023	6.085%	6 month LIBOR(2)	69,128	8	69,120
HUF	400,000	9/3/2023	5.940%	6 month LIBOR(2)	110,849	15	110,834
NZD	32,430	9/1/2015	3.858%	3 month LIBOR(2)	982	136	846
PLN	25,000	9/3/2018	3.985%	6 month LIBOR(2)	75,527	80	75,447

					$457,631	$1,279	$456,352

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at September 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	3/20/2018	3.700%	3,700	$(459,160)	$—	$(459,160)	Deutsche Bank AG
Centex Corp.	6/20/2014	1.000%	2,500	(17,104)	(2,501)	(14,603)	Credit Suisse International
Duke Energy Corp.	3/20/2014	0.700%	3,400	(11,824)	—	(11,824)	Goldman Sachs International
R.R. Donnelley & Sons Co.	6/20/2014	1.000%	7,000	(37,086)	80,974	(118,060)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	9/20/2016	1.000%	4,750	87,200	250,939	(163,739)	JPMorgan Chase Bank NA
SLM Corp.	6/20/2014	5.000%	4,150	(143,279)	116,253	(259,532)	JPMorgan Chase Bank NA
Toll Brothers Financial Corp.	3/20/2015	1.000%	4,695	(39,259)	10,748	(50,007)	Credit Suisse International
Westvaco Corp.	9/20/2019	1.000%	4,400	58,093	51,699	6,394	JPMorgan Chase Bank NA

				$(562,419)	$508,112	$(1,070,531)

Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/2017	1.000%	49,000	(763,147)	(196,896)	(566,251)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/2017	1.000%	17,500	(272,552)	(73,891)	(198,661)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/2017	1.000%	34,000	(529,530)	(167,815)	(361,715)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/2017	1.000%	34,250	(533,424)	(146,363)	(387,061)	Deutsche Bank AG
iTRAXX.EUR.18.V1	12/20/2017	1.000%	23,000	(207,892)	226,914	(434,806)	Banc of America Securities
iTRAXX.EUR.18.V1	12/20/2017	1.000%	23,000	(207,892)	374,784	(582,676)	Deutsche Bank AG

				$(2,514,437)	$16,733	$(2,531,170)

ReferenceEntity/Obligation	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Value at September 30, 2013	Value at Trade Date	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.N.A.IG.21.V1	12/20/18	72,000	1.000%	$(662,841)	$(682,189)	$19,348

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/2016	5.000%	6,720	$526,924	$281,867	$245,057	Credit Suisse International
CDX.NA.HY.17.V5	12/20/2016	5.000%	12,000	940,936	525,833	415,103	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/2016	5.000%	18,720	1,467,860	808,600	659,260	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/2016	5.000%	12,960	1,016,211	592,200	424,011	Deutsche Bank AG

				$3,951,931	$2,208,500	$1,743,431

The Portfolio entered into credit default swaps as the protection seller on corporate issues, credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2013:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
	22,206	3 month LIBOR	EUR	16,740	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	1/25/2015	$(390,224)	$—	$(390,224)
TRY	5,900	3 month LIBOR		3,068	7.700%	Barclays Bank PLC	7/23/2018	(174,811)	—	(174,811)
TRY	5,590	3 month LIBOR		2,904	7.710%	Barclays Bank PLC	7/22/2018	(163,171)	—	(163,171)
	3,494	3 month LIBOR	EUR	2,700	3 Month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/2014	(149,574)	—	(149,574)
	2,143	3 month LIBOR	EUR	1,650	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/4/2014	(84,387)	—	(84,387)
	502	3 month LIBOR	JPY	50,000	3 month EURIBOR minus 54.00 bps	Barclays Bank PLC	10/12/2016	(4,434)	—	(4,434)
	18,547	3 month LIBOR	EUR	13,940	3 month EURIBOR minus 26.00 bps	Citigroup Global Markets	1/25/2015	(269,740)	—	(269,740)
	956	3 month LIBOR	JPY	93,235	3 month EURIBOR minus 32.75 bps	Citigroup Global Markets	5/2/2015	9,695	—	9,695
	1,040	3 month LIBOR	EUR	780	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	1/17/2015	(13,090)	—	(13,090)
	8,984	3 month LIBOR	EUR	6,770	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	1/25/2015	(154,769)	—	(154,769)
	1,157	3 month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	HSBC Bank USA NA	9/28/2017	(55,182)	—	(55,182)
	1,284	3 month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	6/8/2015	245,043	(56,202)	301,245
	384	3 month LIBOR plus 333 bps	JPY	30,000	4.500%	Citigroup Global Markets	6/8/2015	73,601	(15,095)	88,696
	1,541	3 month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	3/24/2017	376,946	7,475	369,471
TRY	20,000	3 month LIBOR		9,749	8.680%	Barclays Bank PLC	9/5/2015	352,298	—	352,298
TRY	23,640	3 month LIBOR	EUR	11,376	8.690%	Barclays Bank PLC	9/9/2015	556,094	—	556,094

								$154,295	$(63,822)	$218,117

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at September 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$7,775,235	$—
Collateralized Loan Obligations	—	39,026,379	8,017,572
Non-Residential Mortgage-Backed Securities	—	19,510,099	—
Residential Mortgage-Backed Securities	—	67,013,224	—
Bank Loans	—	28,775,086	6,218,634
Commercial Mortgage-Backed Securities	—	153,676,008	—
Corporate Bonds	—	541,498,510	7,450,114
Covered Bond	—	1,257,450	—
Foreign Agencies	—	39,789,013	—
Municipal Bonds	—	23,484,444	—
Sovereigns	—	67,080,967	—
U.S. Government Agency Obligations	—	36,535,966	—
U.S. Treasury Obligations	—	25,720,593	—
Preferred Stock	1,236,150	—	—
Affiliated Money Market Mutual Funds	255,460,858	—	—
Other Financial Instruments*
Futures Contracts	5,016,238	—	—
Forward Foreign Currency Exchange Contracts	—	(673,384)	—
Interest Rate Swaps	(136,980)	456,352	—
Credit Default Swap Agreements	19,348	(1,846,446)	(11,824)
Currency Swap Agreements	—	218,117	—

Total	$261,595,614	$1,048,704,281	$21,674,496

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swaps
Balance as of 12/31/12	$—	$199,293	$195,353	$6,948,002	$978,284	$(27,303)
Realized gain (loss)	—	130	(3,741)	—	—	— **
Change in unrealized appreciation (depreciation)***	(5,504)	(481)	296,438	(37,996)	—	15,479
Purchases	8,436,470	—	5,897,558	—	—	—
Sales	(413,394)	(198,972)	(193,678)	(698,155)	—	—
Accrued discount/premium	—	30	26,704	(544)	—	—
Transfer into Level 3	—	—	—	1,238,807	—	—
Transfer out of Level 3	—	—	—	—	(978,284)	—

Balance as of 09/30/13	$8,017,572	$—	$6,218,634	$7,450,114	$—	$(11,824)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	The realized loss incurred during the period for other financial instruments was $18,114.
***	Of which, $251,421 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Sovereign transferred out of Level 3 as a result of being valued by an independent pricing source and 1 corporate bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Equity Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	428,712	$ 50,373,660
TransDigm Group, Inc.	290,801	40,334,099

		90,707,759

Airlines — 0.8%
United Continental Holdings, Inc.*	967,039	29,697,768

Auto Components — 1.2%
Lear Corp.	624,116	44,667,982

Automobiles — 0.5%
General Motors Co.*	488,623	17,575,769

Biotechnology — 6.9%
Alexion Pharmaceuticals, Inc.*	337,444	39,197,495
Biogen Idec, Inc.*	243,582	58,644,802
BioMarin Pharmaceutical, Inc.*	609,016	43,983,136
Celgene Corp.*	112,924	17,382,391
Gilead Sciences, Inc.*(a)	1,108,376	69,650,348
Vertex Pharmaceuticals, Inc.*	332,920	25,241,995

		254,100,167

Capital Markets — 3.8%
Goldman Sachs Group, Inc. (The)	311,617	49,300,926
Morgan Stanley	3,346,793	90,196,071

		139,496,997

Chemicals — 1.6%
Monsanto Co.	568,548	59,339,355

Commercial Banks — 2.4%
PNC Financial Services Group, Inc.	515,210	37,326,964
Wells Fargo & Co.	1,202,108	49,671,103

		86,998,067

Communications Equipment — 1.0%
JDS Uniphase Corp.*	2,528,247	37,190,513

Computers & Peripherals — 2.5%
Apple, Inc.	167,889	80,041,081
Stratasys Ltd*(a)	115,798	11,725,705

		91,766,786

Consumer Finance — 0.9%
Capital One Financial Corp.	465,073	31,969,118

Diversified Financial Services — 2.9%
Citigroup, Inc.	975,066	47,300,452
ING US, Inc.	811,451	23,702,484
JPMorgan Chase & Co.	705,831	36,484,404

		107,487,340

Diversified Telecommunication Services — 1.0%
Vivendi SA (France)	1,628,411	37,458,775

Electric Utilities — 0.7%
EDP - Energias de Portugal SA (Portugal)	7,135,538	26,068,200

Electronic Equipment & Instruments — 1.6%
Flextronics International Ltd. (Singapore)*	6,579,992	59,812,127

Energy Equipment & Services — 2.9%
FMC Technologies, Inc.*	505,636	28,022,347
Halliburton Co.	887,495	42,732,885
National Oilwell Varco, Inc.	455,129	35,550,126

		106,305,358

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	354,702	40,833,294
Sprouts Farmers Market, Inc.	18,945	840,969
Wal-Mart Stores, Inc.	251,216	18,579,935
Whole Foods Market, Inc.	808,808	47,315,268

		107,569,466

Food Products — 3.2%
Bunge Ltd. (Bermuda)	566,789	43,024,953
Mondelez International, Inc. (Class A Stock)	1,491,419	46,860,385
Tyson Foods, Inc. (Class A Stock)	930,997	26,328,595

		116,213,933

Healthcare Providers & Services — 2.9%
Express Scripts Holding Co.*	409,800	25,317,444
HCA Holdings, Inc.	935,613	39,997,456
UnitedHealth Group, Inc.	598,934	42,889,664

		108,204,564

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp. (Panama)	1,158,647	37,818,238
Dunkin’ Brands Group, Inc.	713,804	32,306,769
Starbucks Corp.	499,238	38,426,349

		108,551,356

Independent Power Producers & Energy Traders — 1.0%
Calpine Corp.*	1,905,320	37,020,368

Insurance — 1.2%
MetLife, Inc.	973,474	45,704,604

Internet & Catalog Retail — 4.4%
Amazon.com, Inc.*	248,992	77,844,859
ASOS PLC (United Kingdom)*	263,776	21,957,065
priceline.com, Inc.*	62,961	63,650,423

		163,452,347

Internet Software & Services — 5.4%
Facebook, Inc.*	1,229,636	61,776,913
Google, Inc. (Class A Stock)*	101,553	88,951,288
LinkedIn Corp. (Class A Stock)*	200,792	49,406,879

		200,135,080

IT Services — 3.3%
FleetCor Technologies, Inc.*	144,185	15,883,419
MasterCard, Inc. (Class A Stock)	157,115	105,703,830

		121,587,249

Machinery — 0.8%
SPX Corp.	360,455	30,508,911

Media — 3.6%
Comcast Corp. (Class A Stock)	852,659	38,497,554
Liberty Global PLC (United Kingdom)*	583,464	44,010,689
Walt Disney Co. (The)(a)	761,051	49,080,179

		131,588,422

Metals & Mining — 1.3%
Goldcorp, Inc. (Canada)	1,000,089	26,012,315
Kinross Gold Corp. (Canada)	4,365,786	22,047,219

		48,059,534

Multi-Line Retail — 0.7%
J.C. Penney Co., Inc.*(a)	2,782,059	24,537,760

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	513,970	47,794,070
Denbury Resources, Inc.*	929,092	17,104,584
Marathon Oil Corp.	1,091,709	38,078,810
Noble Energy, Inc.	719,852	48,237,283
Occidental Petroleum Corp.	475,069	44,437,954
Suncor Energy, Inc. (Canada)	1,138,830	40,719,488
Williams Cos., Inc. (The)	679,016	24,689,022

		261,061,211

Personal Products — 1.9%
Avon Products, Inc.	1,412,429	29,096,037
Estee Lauder Cos., Inc. (The) (Class A Stock)	603,742	42,201,566

		71,297,603

Pharmaceuticals — 5.3%
Actavis PLC*	298,357	42,963,408
Allergan, Inc.	325,683	29,458,027
Novo Nordisk A/S, ADR (Denmark)	228,250	38,624,465
Pfizer, Inc.	1,336,046	38,357,881
Sanofi, ADR (France)	660,780	33,455,292
Teva Pharmaceutical Industries Ltd., ADR (Israel)	356,831	13,481,075

		196,340,148

Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)	302,408	37,286,906

Software — 6.1%
CA, Inc.	1,153,896	34,236,094
Microsoft Corp.	1,395,942	46,498,828
Red Hat, Inc.*	567,541	26,186,342
salesforce.com, Inc.*(a)	871,514	45,240,292
Splunk, Inc.*	362,935	21,790,617
VMware, Inc. (Class A Stock)*(a)	383,318	31,010,426
Workday, Inc. (Class A Stock)	272,046	22,016,683

		226,979,282

Specialty Retail — 3.0%
Bed Bath & Beyond, Inc.*	108,132	8,365,092
Inditex SA, ADR (Spain)	1,455,184	44,892,426
TJX Cos., Inc. (The)	1,046,268	58,999,053

		112,256,571

Textiles, Apparel & Luxury Goods — 5.3%
Burberry Group PLC (United Kingdom)	378,345	10,011,517
Michael Kors Holdings Ltd. (British Virgin Islands)*	822,554	61,296,724
NIKE, Inc. (Class B Stock)	814,176	59,141,745
Prada SpA (Italy)	4,416,647	42,900,292
Ralph Lauren Corp.	136,467	22,480,209

		195,830,487

Wireless Telecommunication Services — 1.4%
NII Holdings, Inc.*	2,377,019	14,428,506
SBA Communications Corp. (Class A Stock)*(a)	462,905	37,245,336

		51,673,842

TOTAL LONG-TERM INVESTMENTS (cost $2,495,767,094)		3,616,501,725

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $225,780,541; includes $165,621,693 of cash collateral for securities on loan)(b)(w)	225,780,541	225,780,541

TOTAL INVESTMENTS — 104.0% (cost $2,721,547,635)		3,842,282,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(148,679,211)

NET ASSETS — 100.0%		$ 3,693,603,055

The following abbreviation is used in the Portfolio description:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,014,518; cash collateral of $165,621,693 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,478,105,876	$138,395,849	$—
Affiliated Money Market Mutual Fund	225,780,541		—

Total	$3,703,886,417	$138,395,849	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%
COMMON STOCKS — 68.3%
Aerospace & Defense — 2.0%
BAE Systems PLC (United Kingdom)	67,539	$496,402
European Aeronautic Defence and Space Co. NV (France)	4,429	282,226
Exelis, Inc.	133,000	2,089,430
General Dynamics Corp.	203,400	17,801,568
Honeywell International, Inc.	77,600	6,443,904
L-3 Communications Holdings, Inc.	63,100	5,962,950
Northrop Grumman Corp.	198,700	18,928,162
Raytheon Co.	164,800	12,701,136
Safran SA (France)	8,504	523,767
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	107,800	2,613,072
Teledyne Technologies, Inc.*	9,000	764,370
Thales SA (France)	8,001	439,840
United Technologies Corp.	6,000	646,920

		69,693,747

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	8,717	289,126
United Parcel Service, Inc. (Class B Stock)	201,900	18,447,603

		18,736,729

Airlines
EasyJet PLC (United Kingdom)	20,590	425,467
International Consolidated Airlines Group SA (United Kingdom)*	5,950	32,512
Japan Airlines Co. Ltd. (Japan)	300	18,178

		476,157

Auto Components
Aisin Seiki Co. Ltd. (Japan)	1,200	51,445
BorgWarner, Inc.(a)	6,300	638,757
Bridgestone Corp. (Japan)	3,100	113,610
Cie Generale des Etablissements Michelin (France) (Class B Stock)	843	93,490
Denso Corp. (Japan)	4,100	192,380
Toyoda Gosei Co. Ltd. (Japan)	5,200	128,556
Toyota Boshoku Corp. (Japan)	3,300	44,344

		1,262,582

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	2,757	296,499
Daihatsu Motor Co. Ltd. (Japan)	1,000	19,434
Daimler AG (Germany)	11,404	889,170
Fiat SpA (Italy)*	48,773	389,219
Ford Motor Co.	1,307,300	22,054,151
Fuji Heavy Industries Ltd. (Japan)	19,000	529,447
Honda Motor Co. Ltd. (Japan)	200	7,645
Mazda Motor Corp. (Japan)*	13,000	58,439
Toyota Motor Corp. (Japan)	23,700	1,520,060
Volkswagen AG (Germany)	967	219,370

		25,983,434

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	5,866	581,894
Asahi Group Holdings Ltd. (Japan)	2,500	65,814
Coca-Cola Co. (The)	355,400	13,462,552
Coca-Cola Enterprises, Inc.	327,400	13,164,754
Coca-Cola West Co. Ltd. (Japan)	300	5,996
Diageo PLC (United Kingdom)	28,158	895,075
Dr. Pepper Snapple Group, Inc.	76,200	3,415,284

Heineken Holding NV (Netherlands)	5,294	334,714
Heineken NV (Netherlands)	1,097	77,719
Kirin Holdings Co. Ltd. (Japan)	11,000	160,602
PepsiCo, Inc.	334,220	26,570,490
Suntory Beverage & Food Ltd. (Japan)*	600	20,235
Treasury Wine Estates Ltd. (Australia)	3,122	12,891

		58,768,020

Biotechnology — 2.1%
Actelion Ltd. (Switzerland)	6,484	460,374
Alexion Pharmaceuticals, Inc.*	51,300	5,959,008
Amgen, Inc.	149,808	16,769,508
Biogen Idec, Inc.*	86,500	20,825,740
Celgene Corp.*	183,100	28,184,583

		72,199,213

Building Products — 0.3%
A.O. Smith Corp.	32,700	1,478,040
Daikin Industries Ltd. (Japan)	1,500	80,061
Lennox International, Inc.	59,200	4,455,392
Masco Corp.	114,700	2,440,816
TOTO Ltd. (Japan)	31,000	434,863

		8,889,172

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	4,741	27,901
BlackRock, Inc.	14,000	3,788,680
Daiwa Securities Group, Inc. (Japan)	37,000	333,912
Franklin Resources, Inc.	181,400	9,169,770
Goldman Sachs Group, Inc. (The)	164,100	25,962,261
Invesco Ltd.	16,400	523,160
Morgan Stanley	423,700	11,418,715
Nomura Holdings, Inc. (Japan)	23,000	179,900
Schroders PLC (United Kingdom)	10,412	434,100
State Street Corp.	104,600	6,877,450
T. Rowe Price Group, Inc.	16,400	1,179,652
UBS AG (Switzerland)	10,768	220,695

		60,116,196

Chemicals — 1.7%
Air Liquide SA (France)	380	52,948
Asahi Kasei Corp. (Japan)	62,000	468,255
BASF SE (Germany)	5,963	571,854
CF Industries Holdings, Inc.	53,100	11,195,073
Daicel Corp. (Japan)	34,000	307,576
Eastman Chemical Co.	22,700	1,768,330
EMS-Chemie Holding AG (Switzerland)	1,243	439,854
Givaudan SA (Switzerland)	67	97,926
Hitachi Chemical Co. Ltd. (Japan)	500	8,072
Huntsman Corp.	61,000	1,257,210
International Flavors & Fragrances, Inc.	26,900	2,213,870
Israel Chemicals Ltd. (Israel)	11,313	95,531
K+S AG (Germany)(a)	1,246	32,211
Kaneka Corp. (Japan)	1,000	6,542
Kansai Paint Co. Ltd. (Japan)	1,000	13,289
Kuraray Co. Ltd. (Japan)	1,600	19,231
LyondellBasell Industries NV (Netherlands) (Class A Stock)	248,200	18,175,686
Mitsubishi Chemical Holdings Corp. (Japan)	8,500	39,829
Mosaic Co. (The)	16,300	701,226
PPG Industries, Inc.	94,400	15,770,464
Valspar Corp. (The)	41,600	2,638,688

Westlake Chemical Corp.	32,200	3,370,052
Yara International ASA (Norway)	10,809	446,320

		59,690,037

Commercial Banks — 2.1%
Australia & New Zealand Banking Group Ltd. (Australia)	4,012	115,354
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,723	444,199
Banco Santander SA (Spain)	38,276	312,069
Bank Hapoalim BM (Israel)	70,282	355,640
Bank of East Asia Ltd. (Hong Kong)	75,200	318,555
Barclays PLC (United Kingdom)	5,265	22,501
BB&T Corp.	174,900	5,902,875
BNP Paribas SA (France)	1,357	91,794
BOC Hong Kong Holdings Ltd. (Hong Kong)	14,500	46,588
Chiba Bank Ltd. (The) (Japan)	3,000	21,970
Commonwealth Bank of Australia (Australia)	16,097	1,069,805
DNB ASA (Norway)	31,163	473,236
Fukuoka Financial Group, Inc. (Japan)	4,000	18,112
Hang Seng Bank Ltd. (Hong Kong)	29,700	484,355
HSBC Holdings PLC (United Kingdom)	155,825	1,686,558
Huntington Bancshares, Inc.	1,025,800	8,473,108
Iyo Bank Ltd. (The) (Japan)	1,000	10,501
Joyo Bank Ltd. (The) (Japan)	3,000	16,138
KBC Groep NV (Belgium)	1,475	72,573
KeyCorp	238,300	2,716,620
Mitsubishi UFJ Financial Group, Inc. (Japan)	142,000	910,839
Mizuho Financial Group, Inc. (Japan)	221,700	481,965
National Australia Bank Ltd. (Australia)	8,880	284,525
OFG Bancorp	20,000	323,800
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,000	98,613
PNC Financial Services Group, Inc.	22,200	1,608,390
Resona Holdings, Inc. (Japan)	91,200	468,222
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	46,352	491,343
Standard Chartered PLC (United Kingdom)	3,460	82,894
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,100	779,650
Suruga Bank Ltd. (Japan)	1,000	17,239
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,209	137,296
UniCredit SpA (Italy)	28,375	181,198
United Overseas Bank Ltd. (Singapore)	8,000	131,959
Wells Fargo & Co.	1,043,612	43,122,048
Westpac Banking Corp. (Australia)	30,167	922,107
Yamaguchi Financial Group, Inc. (Japan)	1,000	9,839

		72,704,478

Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. (Japan)	3,000	31,807
Secom Co. Ltd. (Japan)	1,000	62,678
Securitas AB (Sweden) (Class B Stock)	27,349	312,293
Toppan Printing Co. Ltd. (Japan)	3,000	24,246
Tyco International Ltd. (Switzerland)	80,600	2,819,388
UniFirst Corp.	12,700	1,326,134

		4,576,546

Communications Equipment — 1.6%
Cisco Systems, Inc.	1,306,000	30,586,520
F5 Networks, Inc.*	12,100	1,037,696
Juniper Networks, Inc.*	156,200	3,102,132
QUALCOMM, Inc.	327,100	22,033,456

		56,759,804

Computers & Peripherals — 2.6%
Apple, Inc.	136,900	65,267,075
Gemalto NV (Netherlands)	189	20,288
Hewlett-Packard Co.	948,800	19,905,824
Western Digital Corp.	84,500	5,357,300

		90,550,487

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	972	30,952
AECOM Technology Corp.*	75,100	2,348,377
Bouygues SA (France)	1,289	47,183
EMCOR Group, Inc.	16,200	633,906
Ferrovial SA (Spain)	19,524	351,636
Hochtief AG (Germany)	291	25,402
JGC Corp. (Japan)	1,000	36,205
Quanta Services, Inc.*	101,700	2,797,767
Vinci SA (France)	5,872	341,847

		6,613,275

Construction Materials
Imerys SA (France)	843	58,859

Consumer Finance — 0.7%
Capital One Financial Corp.	45,800	3,148,292
Discover Financial Services	342,000	17,284,680
SLM Corp.	207,800	5,174,220

		25,607,192

Containers & Packaging — 0.1%
Packaging Corp. of America	25,300	1,444,377
Rock Tenn Co.	2,300	232,921

		1,677,298

Diversified Financial Services — 3.0%
Bank of America Corp.	810,682	11,187,412
Berkshire Hathaway, Inc. (Class B Stock)*	144,100	16,356,791
Citigroup, Inc.	699,350	33,925,469
Industrivarden AB (Sweden) (Class C Stock)	797	14,671
ING US, Inc.	42,400	1,238,504
Investor AB (Sweden) (Class B Stock)	15,862	481,055
JPMorgan Chase & Co.	811,394	41,940,956
London Stock Exchange Group PLC (United Kingdom)	3,884	96,620
McGraw-Hill Financial, Inc.	10,200	669,018
ORIX Corp. (Japan)	5,200	85,009
Pohjola Bank PLC (Finland) (Class A Stock)	24,814	413,538

		106,409,043

Diversified Telecommunication Services — 1.5%
AT&T, Inc.(a)	813,047	27,497,250
Belgacom SA (Belgium)	14,790	393,369
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	158,628	291,684
BT Group PLC (United Kingdom)	50,188	277,879
CenturyLink, Inc.(a)	291,600	9,150,408
Deutsche Telekom AG (Germany)	14,839	214,918
Hellenic Telecommunications Organization SA (Greece)*	26,923	280,181
Inmarsat PLC (United Kingdom)	2,753	31,578
Nippon Telegraph & Telephone Corp. (Japan)	10,400	541,327
Orange SA (France)	8,888	111,292
TDC A/S (Denmark)	22,904	193,806
Telenor ASA (Norway)	10,273	234,773
TeliaSonera AB (Sweden)	5,371	41,093
Telstra Corp. Ltd. (Australia)	27,711	128,584
Verizon Communications, Inc.	281,888	13,152,894

		52,541,036

Electric Utilities — 0.7%
American Electric Power Co., Inc.	74,500	3,229,575
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	22,000	152,589
Chubu Electric Power Co., Inc. (Japan)	4,100	56,319
Chugoku Electric Power Co., Inc. (The) (Japan)	1,900	30,240
Edison International	185,000	8,521,100
El Paso Electric Co.	25,000	835,000
Electricite de France SA (France)	15,182	480,236
Energias de Portugal SA (Portugal)	90,424	330,345
Entergy Corp.(a)	10,800	682,452
Exelon Corp.	43,300	1,283,412
Hokkaido Electric Power Co., Inc. (Japan)*	900	12,147
Hokuriku Electric Power Co. (Japan)	800	11,707
Iberdrola SA (Spain)	22,892	133,064
IDACORP., Inc.	21,200	1,026,080
Kansai Electric Power Co., Inc. (The) (Japan)*	4,500	57,888
Kyushu Electric Power Co., Inc. (Japan)*	2,700	38,633
Power Assets Holdings Ltd. (Hong Kong)	4,000	35,813
Shikoku Electric Power Co., Inc. (Japan)*	1,100	18,737
Southern Co. (The)(a)	44,300	1,824,274
Tohoku Electric Power Co., Inc. (Japan)*	2,900	35,724
Tokyo Electric Power Co., Inc. (Japan)*	9,200	57,315
Xcel Energy, Inc.	219,300	6,054,873

		24,907,523

Electrical Equipment — 0.4%
Babcock & Wilcox Co. (The)	106,700	3,597,924
Emerson Electric Co.	135,600	8,773,320
Fuji Electric Co. Ltd. (Japan)	36,000	147,263
Nidec Corp. (Japan)	600	50,552
OSRAM Licht AG (Germany)*	1,765	82,856
Rockwell Automation, Inc.	14,900	1,593,406
Sumitomo Electric Industries Ltd. (Japan)	2,500	36,361

		14,281,682

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	51,200	2,484,736
Avnet, Inc.	154,800	6,456,708
FUJIFILM Holdings Corp. (Japan)	19,700	474,767
Hirose Electric Co. Ltd. (Japan)	200	30,786
Hoya Corp. (Japan)	20,000	473,094
Ingram Micro, Inc. (Class A Stock)*	114,800	2,646,140
Jabil Circuit, Inc.	101,300	2,196,184
Keyence Corp. (Japan)	300	114,148
Murata Manufacturing Co. Ltd. (Japan)	1,300	99,585
Omron Corp. (Japan)	1,300	47,091
TE Connectivity Ltd. (Switzerland)	190,300	9,853,734
Yaskawa Electric Corp. (Japan)	1,000	14,127

		24,891,100

Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.(a)	131,000	8,163,920
Ensco PLC (Class A Stock)	247,200	13,287,000
Schlumberger Ltd.	103,800	9,171,768
Superior Energy Services, Inc.*	206,200	5,163,248
Transocean Ltd.	2,317	102,975

		35,888,911

Food & Staples Retailing — 2.1%
Aeon Co. Ltd. (Japan) (Class A Stock)	2,800	38,648
Carrefour SA (France)	5,277	181,000
Casino Guichard Perrachon SA (France)	3,190	328,829
Costco Wholesale Corp.	5,100	587,112
CVS Caremark Corp.	416,000	23,608,000
Delhaize Group SA (Belgium)	4,861	306,358
J Sainsbury PLC (United Kingdom)	71,681	454,298
Koninklijke Ahold NV (Netherlands)	20,616	357,177
Kroger Co. (The)	395,400	15,950,436
Metcash Ltd. (Australia)	9,567	28,583
Wal-Mart Stores, Inc.	412,500	30,508,500
Wesfarmers Ltd. (Australia)	2,557	98,230
WM Morrison Supermarkets PLC (United Kingdom)	101,173	458,719
Woolworths Ltd. (Australia)	1,341	43,821

		72,949,711

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	3,000	39,472
Archer-Daniels-Midland Co.	367,600	13,542,384
Chiquita Brands International, Inc.*	52,900	669,714
Darling International, Inc.*	35,400	749,064
Dean Foods Co.*	18,400	355,120
Golden Agri-Resources Ltd. (Singapore)	36,000	14,930
Ingredion, Inc.	98,600	6,524,362
Kraft Foods Group, Inc.	17,600	922,944
Lindt & Spruengli AG (Switzerland)	26	106,691
Mondelez International, Inc. (Class A Stock)	22,100	694,382
Nestle SA (Switzerland)	14,892	1,038,481
Nippon Meat Packers, Inc. (Japan)	10,000	143,528
Pilgrim’s Pride Corp.*	45,400	762,266
Sanderson Farms, Inc.	10,600	691,544
Suedzucker AG (Germany)	14,263	419,972
Tyson Foods, Inc. (Class A Stock)	112,500	3,181,500
Unilever NV (Netherlands) CVA	7,563	288,655
Wilmar International Ltd. (Singapore)	71,000	179,477

		30,324,486

Gas Utilities
Gas Natural SDG SA (Spain)	11,990	250,677
New Jersey Resources Corp.	7,800	343,590
UGI Corp.	7,800	305,214

		899,481

Healthcare Equipment & Supplies — 1.2%
Abbott Laboratories	586,100	19,452,659
Baxter International, Inc.	101,800	6,687,242
Becton Dickinson and Co.(a)	47,900	4,790,958
Covidien PLC (Ireland)	23,800	1,450,372
Intuitive Surgical, Inc.*	2,700	1,015,929
Medtronic, Inc.	71,500	3,807,375
Sirona Dental Systems, Inc.*	3,500	234,255
Smith & Nephew PLC (United Kingdom)	4,238	52,874
STERIS Corp.	9,300	399,528
Stryker Corp.	47,500	3,210,525
Terumo Corp. (Japan)	700	36,036

		41,137,753

Healthcare Providers & Services — 1.4%
Aetna, Inc.	131,000	8,386,620
Alfresa Holdings Corp. (Japan)	200	10,327
CIGNA Corp.	97,500	7,493,850
Fresenius SE & Co. KGaA (Germany)	1,301	161,609
HCA Holdings, Inc.	42,100	1,799,775
Humana, Inc.	131,700	12,291,561
Medipal Holdings Corp. (Japan)	22,300	275,497
Miraca Holdings, Inc. (Japan)	300	13,408
Ramsay Health Care Ltd. (Australia)	632	21,347
Sonic Healthcare Ltd. (Australia)	22,127	334,218
UnitedHealth Group, Inc.	157,100	11,249,931
WellPoint, Inc.	101,100	8,452,971

		50,491,114

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.*	900	385,830
Flight Centre Ltd. (Australia)	7,869	354,854
Galaxy Entertainment Group Ltd. (Hong Kong)*	30,000	210,811
Jack in the Box, Inc.*	70,700	2,828,000
Marriott Vacations Worldwide Corp.*	31,700	1,394,800
McDonald’s Corp.	276,700	26,621,307
MGM China Holdings Ltd. (Macau)	134,800	448,333
OPAP SA (Greece)	2,537	28,322
Oriental Land Co. Ltd. (Japan)	300	49,609
Starbucks Corp.	301,200	23,183,364
TUI Travel PLC (United Kingdom)	73,029	434,607

		55,939,837

Household Durables — 0.5%
Casio Computer Co. Ltd. (Japan)	1,100	10,212
Panasonic Corp. (Japan)	14,000	135,530
Persimmon PLC (United Kingdom)	8,667	152,326
Sekisui Chemical Co. Ltd. (Japan)	2,000	20,400
Sekisui House Ltd. (Japan)	3,000	40,468
Sony Corp. (Japan)	25,200	540,915
Whirlpool Corp.	109,900	16,093,756

		16,993,607

Household Products — 0.9%
Colgate-Palmolive Co.	174,300	10,335,990
Henkel AG & Co. KGaA (Germany)	3,178	281,549
Procter & Gamble Co. (The)	287,005	21,694,708
Reckitt Benckiser Group PLC (United Kingdom)	7,066	516,634

		32,828,881

Independent Power Producers & Energy Traders — 0.4%
AES Corp.	959,600	12,753,084
Electric Power Development Co. Ltd. (Japan)	700	22,855

		12,775,939

Industrial Conglomerates — 1.5%
3M Co.	2,400	286,584
General Electric Co.	2,084,600	49,801,094
Hutchison Whampoa Ltd. (Hong Kong)	47,000	563,696
Koninklijke Philips NV (Netherlands)	2,292	73,942
Siemens AG (Germany)	1,754	211,529

		50,936,845

Insurance — 1.9%
Aegon NV (Netherlands)	23,150	171,293

Ageas (Belgium)	9,977	404,281
Allianz SE (Germany)	3,085	485,358
Allstate Corp. (The)	86,300	4,362,465
American Financial Group, Inc.	58,600	3,167,916
American International Group, Inc.	171,300	8,330,319
Assured Guaranty Ltd.	18,900	354,375
AXA SA (France)	28,826	669,018
Baloise Holding AG (Switzerland)	1,105	122,228
Chubb Corp. (The)	117,900	10,523,754
CNP Assurances (France)	11,868	213,877
Hannover Rueckversicherung SE (Germany)	4,117	302,543
Insurance Australia Group Ltd. (Australia)	86,451	473,910
Legal & General Group PLC (United Kingdom)	163,439	518,620
MetLife, Inc.	360,100	16,906,695
Old Mutual PLC (United Kingdom)	60,361	183,225
PartnerRe Ltd.	34,200	3,130,668
Prudential PLC (United Kingdom)	20,296	377,593
Sampo OYJ (Finland) (Class A Stock)	2,702	116,230
Swiss Re AG (Switzerland)	5,499	455,595
Travelers Cos., Inc. (The)	175,500	14,877,135
Tryg A/S (Denmark)	1,708	157,343
XL Group PLC (Ireland)	35,100	1,081,782

		67,386,223

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.*	16,900	5,283,616
Expedia, Inc.(a)	91,000	4,712,890
HSN, Inc.	38,500	2,064,370

		12,060,876

Internet Software & Services — 2.0%
Akamai Technologies, Inc.*	110,600	5,718,020
Google, Inc. (Class A Stock)*	49,800	43,620,318
Yahoo! Japan Corp. (Japan)	50,600	287,902
Yahoo!, Inc.*	611,600	20,280,656

		69,906,896

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	116,300	8,564,332
Amadeus IT Holding SA (Spain) (Class A Stock)	11,207	397,369
Broadridge Financial Solutions, Inc.	16,500	523,875
Cap Gemini SA (France)	7,606	452,321
CoreLogic, Inc.*	212,500	5,748,125
DST Systems, Inc.	30,200	2,277,382
Fiserv, Inc.*	52,500	5,305,125
International Business Machines Corp.	107,700	19,943,886
MasterCard, Inc. (Class A Stock)	23,900	16,079,442
NeuStar, Inc.*	5,000	247,400
Nomura Research Institute Ltd. (Japan)	600	20,844
Otsuka Corp. (Japan)	100	12,796
Syntel, Inc.	22,400	1,794,240
Total System Services, Inc.	164,500	4,839,590
Visa, Inc. (Class A Stock)	12,100	2,312,310

		68,519,037

Leisure Equipment & Products — 0.3%
Namco Bandai Holdings, Inc. (Japan)	900	16,829
Polaris Industries, Inc.(a)	54,200	7,001,556
Smith & Wesson Holding Corp.*(a)	236,800	2,602,432
Yamaha Corp. (Japan)	700	10,030

		9,630,847

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	74,500	1,538,425
Mettler-Toledo International, Inc.*(a)	6,300	1,512,567
Techne Corp.	3,300	264,198

		3,315,190

Machinery — 0.9%
AGCO Corp.	51,100	3,087,462
Atlas Copco AB (Sweden) (Class B Stock)	13,339	352,501
Deere & Co.	42,700	3,475,353
Dover Corp.	17,400	1,563,042
GEA Group AG (Germany)	587	24,125
Hino Motors Ltd. (Japan)	27,000	400,152
Illinois Tool Works, Inc.	61,500	4,690,605
Kone OYJ (Finland) (Class B Stock)	5,457	487,433
Kubota Corp. (Japan)	5,000	72,670
Lincoln Electric Holdings, Inc.	29,800	1,985,276
Lindsay Corp.(a)	5,100	416,262
Mitsubishi Heavy Industries Ltd. (Japan)	56,000	322,939
Oshkosh Corp.*	199,400	9,766,612
SKF AB (Sweden) (Class B Stock)	2,519	70,116
Valmont Industries, Inc. (Class B Stock)	42,400	5,889,784

		32,604,332

Marine — 0.1%
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	29	250,687
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	30	275,195
Matson, Inc.	46,800	1,227,564

		1,753,446

Media — 2.1%
AMC Networks, Inc. (Class A Stock)*	36,800	2,520,064
CBS Corp. (Class B Stock)	123,100	6,790,196
Cinemark Holdings, Inc.	34,200	1,085,508
Comcast Corp. (Class A Stock)	687,673	31,048,436
DIRECTV*	187,700	11,215,075
ITV PLC (United Kingdom)	170,250	483,098
JCDecaux SA (France)	4,718	173,707
ProSiebenSat 1 Media AG (Germany)	7,715	327,729
Publicis Groupe SA (France)	3,978	316,443
Scripps Networks Interactive, Inc. (Class A Stock)	51,600	4,030,476
Viacom, Inc. (Class B Stock)	70,900	5,925,822
Walt Disney Co. (The)	110,500	7,126,145
Washington Post Co. (The) (Class B Stock)	2,200	1,344,970

		72,387,669

Metals & Mining — 0.2%
Anglo American PLC (United Kingdom)	20,534	504,210
BHP Billiton Ltd. (Australia)	15,256	507,607
BHP Billiton PLC (United Kingdom)	26,897	791,215
Cliffs Natural Resources, Inc.(a)	159,700	3,273,850
Fortescue Metals Group Ltd. (Australia)	102,820	457,942
Glencore Xstrata PLC (Switzerland)	8,753	47,663
JFE Holdings, Inc. (Japan)	3,100	80,827
Kobe Steel Ltd. (Japan)*	16,000	29,824
Mitsubishi Materials Corp. (Japan)	51,000	211,323
Rio Tinto PLC (United Kingdom)	201	9,811

Sumitomo Metal Mining Co. Ltd. (Japan)	21,000	298,415
Voestalpine AG (Austria)	9,389	448,852
Worthington Industries, Inc.	40,400	1,390,972

		8,052,511

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	92,600	7,250,580
Dollar General Corp.*	63,500	3,585,210
Macy’s, Inc.	321,800	13,924,286
Next PLC (United Kingdom)	5,952	497,315

		25,257,391

Multi-Utilities — 0.7%
Ameren Corp.	183,700	6,400,108
Avista Corp.	14,300	377,520
Centrica PLC (United Kingdom)	52,650	315,107
DTE Energy Co.	74,000	4,882,520
E.ON SE (Germany)	34,029	605,559
National Grid PLC (United Kingdom)	29,076	343,465
PG&E Corp.	139,100	5,691,972
SCANA Corp.	137,400	6,325,896

		24,942,147

Office Electronics
Konica Minolta Holdings, Inc. (Japan)	3,000	25,271
Ricoh Co. Ltd. (Japan)	38,000	440,323

		465,594

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	198,700	18,477,113
Apache Corp.	98,700	8,403,318
BG Group PLC (United Kingdom)	426	8,132
BP PLC (United Kingdom)	178,741	1,253,132
Chevron Corp.	365,256	44,378,604
ConocoPhillips	354,534	24,643,658
Delek Group Ltd. (Israel)	32	10,443
Devon Energy Corp.	34,000	1,963,840
ENI SpA (Italy)	23,210	533,556
EOG Resources, Inc.	17,700	2,996,256
Exxon Mobil Corp.	794,216	68,334,345
Hess Corp.	57,800	4,470,252
Idemitsu Kosan Co. Ltd. (Japan)	100	8,667
JX Holdings, Inc. (Japan)	14,200	73,797
Kinder Morgan, Inc.	259,300	9,223,301
Marathon Oil Corp.	38,000	1,325,440
Marathon Petroleum Corp.	161,100	10,361,952
OMV AG (Austria)	9,416	464,955
Phillips 66	276,400	15,981,448
Repsol SA (Spain)	264	6,546
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	18,928	623,975
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	28,103	969,638
Showa Shell Sekiyu KK (Japan)	31,700	355,131
Tesoro Corp.	31,200	1,372,176
Total SA (France)	20,578	1,192,760
Valero Energy Corp.	152,800	5,218,120
Woodside Petroleum Ltd. (Australia)	4,207	150,541

		222,801,096

Paper & Forest Products
Clearwater Paper Corp.*	19,300	921,961
OJI Holdings Corp. (Japan)	4,000	18,807

Schweitzer-Mauduit International, Inc.	4,000	242,120
Stora ENSO OYJ (Finland) (Class R Stock)	39,755	337,115

		1,520,003

Personal Products — 0.1%
Avon Products, Inc.	117,300	2,416,380
Medifast, Inc.*	40,400	1,086,356

		3,502,736

Pharmaceuticals — 4.5%
AbbVie, Inc.	360,100	16,107,273
Allergan, Inc.	160,100	14,481,045
AstraZeneca PLC (United Kingdom)	11,705	608,488
Bayer AG (Germany)	2,106	248,362
Eli Lilly & Co.	347,000	17,464,510
Express Scripts Holding Co.*	227,900	14,079,662
GlaxoSmithKline PLC (United Kingdom)	24,581	618,037
Jazz Pharmaceuticals PLC*	31,000	2,851,070
Johnson & Johnson	449,598	38,975,651
Merck & Co., Inc.	261,600	12,454,776
Merck KGaA (Germany)	723	112,848
Mitsubishi Tanabe Pharma Corp. (Japan)	1,100	15,438
Novartis AG (Switzerland)	9,467	728,184
Novo Nordisk A/S (Denmark) (Class B Stock)	4,946	837,676
Otsuka Holdings Co. Ltd. (Japan)	16,300	472,629
Pfizer, Inc.	1,153,797	33,125,512
Roche Holding AG (Switzerland)	6,058	1,634,893
Sanofi (France)	5,174	524,007
Santarus, Inc.*	46,500	1,049,505
Shionogi & Co. Ltd. (Japan)	1,900	39,997
Shire PLC (United Kingdom)	13,635	545,467
Teva Pharmaceutical Industries Ltd. (Israel)	11,291	426,676
Tsumura & Co. (Japan)	300	8,806

		157,410,512

Professional Services
Adecco SA (Switzerland)	3,998	285,201
Capita PLC (United Kingdom)	18,343	295,661
Robert Half International, Inc.	13,900	542,517

		1,123,379

Real Estate Investment Trusts — 0.8%
American Capital Agency Corp.	223,000	5,033,110
American Capital Mortgage Investment Corp.	125,900	2,487,784
Annaly Capital Management, Inc.(a)	489,800	5,671,884
CapitaCommercial Trust (Singapore)	6,000	6,927
CapitaMall Trust (Singapore)	16,000	24,999
Dexus Property Group (Australia)	440,021	411,900
Franklin Street Properties Corp.	97,600	1,243,424
Hospitality Properties Trust	28,700	812,210
Japan Retail Fund Investment Corp. (Japan)	10	20,590
Link REIT (The) (Hong Kong)	71,000	347,128
Nippon Prologis REIT, Inc. (Japan)	1	10,021
Resource Capital Corp.	111,300	661,122
Simon Property Group, Inc.	39,700	5,884,731
Starwood Property Trust, Inc.(a)	51,100	1,224,867
Unibail-Rodamco SE (France)	2,258	560,185
Ventas, Inc.	79,900	4,913,850
Westfield Retail Trust (Australia)	124,418	344,895

		29,659,627

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	545,400	12,615,102
Daito Trust Construction Co. Ltd. (Japan)	100	10,007
Howard Hughes Corp. (The)*	9,600	1,078,752
Hysan Development Co. Ltd. (Hong Kong)	93,000	415,196
Jones Lang LaSalle, Inc.	52,400	4,574,520
Lend Lease Group (Australia)	2,573	24,401
Swiss Prime Site AG (Switzerland)	4,182	323,606
UOL Group Ltd. (Singapore)	2,000	9,819
Wharf Holdings Ltd. (Hong Kong)	6,000	51,989
Wheelock & Co. Ltd. (Hong Kong)	29,000	153,842

		19,257,234

Road & Rail — 1.1%
Central Japan Railway Co. (Japan)	2,600	333,722
ComfortDelGro Corp. Ltd. (Singapore)	43,000	67,664
CSX Corp.	436,300	11,230,362
Nippon Express Co. Ltd. (Japan)	3,000	15,075
Norfolk Southern Corp.	138,000	10,674,300
Union Pacific Corp.	111,100	17,258,274
West Japan Railway Co. (Japan)	800	34,300

		39,613,697

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom)	2,130	34,093
Infineon Technologies AG (Germany)	25,614	256,712
Intel Corp.	914,100	20,951,172
Intersil Corp.	33,900	380,697
LSI Corp.	1,038,700	8,122,634
Marvell Technology Group Ltd.	118,000	1,357,000
Texas Instruments, Inc.	33,500	1,349,045

		32,451,353

Software — 2.7%
Activision Blizzard, Inc.	229,700	3,829,099
ANSYS, Inc.*	3,300	285,516
CA, Inc.	196,500	5,830,155
CommVault Systems, Inc.*	11,400	1,001,262
Intuit, Inc.	126,100	8,361,691
Manhattan Associates, Inc.*	12,600	1,202,670
Microsoft Corp.	1,177,400	39,219,194
Oracle Corp.	1,025,200	34,005,884
SAP AG (Germany)	492	36,386
Symantec Corp.	76,100	1,883,475
TiVo, Inc.*	41,200	512,528
Trend Micro, Inc. (Japan)	1,400	52,316

		96,220,176

Specialty Retail — 2.1%
ABC-Mart, Inc. (Japan)	200	9,758
Chico’s FAS, Inc.	17,600	293,216
Express, Inc.*	25,500	601,545
Fast Retailing Co. Ltd. (Japan)	300	113,145
Foot Locker, Inc.	32,800	1,113,232
Gap, Inc. (The)	351,200	14,146,336
Home Depot, Inc. (The)	307,450	23,320,083
Lowe’s Cos., Inc.	31,500	1,499,715
Murphy USA, Inc.*	7,825	316,052
PetSmart, Inc.	40,200	3,065,652
Ross Stores, Inc.	217,500	15,834,000
TJX Cos., Inc. (The)	219,200	12,360,688

		72,673,422

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	50,500	3,832,445
Christian Dior SA (France)	353	69,281
Cie Financiere Richemont SA (Switzerland)	3,548	355,495
Coach, Inc.	96,000	5,234,880
Michael Kors Holdings Ltd. (Hong Kong)*	67,600	5,037,552
Ralph Lauren Corp.	42,700	7,033,971
Swatch Group AG (The) (Switzerland) (Registered Shares)	1,394	157,320
VF Corp.	17,900	3,562,995

		25,283,939

Tobacco — 0.8%
Altria Group, Inc.	318,300	10,933,605
British American Tobacco (United Kingdom)	12,751	671,080
Japan Tobacco, Inc. (Japan)	18,100	652,501
Lorillard, Inc.(a)	125,500	5,619,890
Philip Morris International, Inc.	121,100	10,486,049

		28,363,125

Trading Companies & Distributors — 0.4%
ITOCHU Corp. (Japan)	18,300	225,441
Marubeni Corp. (Japan)	61,000	482,413
Mitsubishi Corp. (Japan)	8,900	180,704
Mitsui & Co. Ltd. (Japan)	11,000	160,401
MRC Global, Inc.*	51,100	1,369,480
Sojitz Corp. (Japan)	6,100	11,979
W.W. Grainger, Inc.	50,400	13,190,184

		15,620,602

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)(a)	1,795	34,886
Atlantia SpA (Italy)	11,929	242,909
Auckland International Airport Ltd. (New Zealand)	152,513	419,836

		697,631

Water Utilities — 0.1%
American Water Works Co., Inc.	76,700	3,166,176

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	11,700	601,263
Millicom International Cellular SA (Luxembourg) SDR	423	37,422
NTT DoCoMo, Inc. (Japan)	7,100	115,049
Softbank Corp. (Japan)	100	6,945
Telephone & Data Systems, Inc.	17,300	511,215
Vodafone Group PLC (United Kingdom)	188,633	662,073

		1,933,967

TOTAL COMMON STOCKS (cost $1,834,432,680)		2,406,141,009

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $672,379)	12,700	810,133

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	344	28,066
Volkswagen AG (Germany)	372	87,711

		115,777

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	604,340

TOTAL PREFERRED STOCKS (cost $665,367)		720,117

	Units
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/15/2013	39,723	5,428

Real Estate Management & Development
New World Development Ltd. (Hong Kong)	787	—
Transportation Infrastructure		—
Abertis Infraestructuras SA (Spain), expiring 2/19/2014(a)	1,795	1,746

TOTAL RIGHTS (cost $5,320)		7,174

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.7%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.526%(b)	04/25/19	515	506,158
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506%(b)	10/19/20	343	340,544

					846,702

Collateralized Loan Obligations — 1.1%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%(b)	04/20/25	2,550	2,529,631
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	500	474,416
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.516%(b)	10/20/19	1,447	1,416,814
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466%(b)	07/13/25	2,700	2,683,373
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.524%(b)	01/26/20	880	866,882
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%(b)	07/15/24	1,200	1,199,092
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	AAA(c)	1.375%(b)	04/17/25	2,100	2,081,793
Chatham Light CLO Ltd. (Cayman Islands), Series 2005-2A, Class A1, 144A	Aaa	0.516%(b)	08/03/19	235	232,569
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.446%(b)	01/19/25	1,050	1,042,340
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(c)	2.166%(b)	01/19/25	300	299,156
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	Aaa	0.516%(b)	07/22/20	620	610,325
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(b)	03/15/20	1,000	973,024
ING Investment Management Co. CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%(b)	04/15/24	2,700	2,674,247

Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(c)	1.659%(b)	09/06/22	510	510,336
LCM CLO LP (Cayman Islands), Series 2005-3A, Class A, 144A	Aaa	0.520%(b)	06/01/17	213	211,650
LightPoint CLO Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.514%(b)	09/15/17	439	431,857
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%(b)	05/18/23	1,350	1,355,566
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	Aaa	0.512%(b)	02/22/20	479	470,793
Mountain Capital CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.504%(b)	03/15/18	122	120,889
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662%(b)	11/22/23	1,200	1,201,092
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(c)	2.462%(b)	11/22/23	1,200	1,181,912
OHA Intrepid Leveraged Loan Fund CLO Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186%(b)	04/20/21	2,018	2,015,685
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%(b)	07/22/25	1,200	1,189,265
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318%(b)	04/15/25	3,200	3,157,066
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.913%(b)	08/17/22	500	501,519
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.966%(b)	10/20/23	1,100	1,104,535
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.522%(b)	05/27/20	576	568,327
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(b)	04/27/21	3,609	3,549,203
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.515%(b)	11/01/18	1,256	1,244,356
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%(b)	07/15/25	2,700	2,681,054

					38,578,767

Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Master Trust, Series 2012-4, Class C, 144A	AA-(c)	0.982%(b)	05/15/20	3,900	3,904,707
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.650%(b)	03/24/17	2,200	2,181,304
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	A2	1.032%(b)	06/15/18	5,500	5,472,539
SVO VOI Mortgage Corp., Series 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,680	1,671,652

					13,230,202

Residential Mortgage-Backed Securities — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	405	413,135
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.829%(b)	03/25/33	304	280,248
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	B1	4.563%(b)	07/25/35	302	268,853
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	B1	5.198%(b)	07/25/34	402	379,499
GSAMP Trust, Series 2004-HE2, Class A3C	Aaa	0.759%(b)	09/25/34	674	652,566
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.670%(b)	01/20/35	221	211,065
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	B1	2.737%(b)	07/25/35	626	622,014
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	B1	0.709%(b)	06/25/34	818	757,210

Morgan Stanley ABS Capital I, Series 2004-HE5, Class M1	B3	1.124%(b)	06/25/34	1,023	952,175
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	Ba2	1.379%(b)	05/25/33	497	474,393
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	Baa2	1.229%(b)	12/27/33	911	870,663
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	B3	1.079%(b)	07/25/32	493	442,497
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	B2	1.454%(b)	09/25/32	552	500,811
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.944%(b)	02/25/34	899	811,288

					7,636,417

TOTAL ASSET-BACKED SECURITIES (cost $59,934,625)					60,292,088

BANK LOANS(b) — 0.3%
Automotive
Schaeffler AG (Germany)	Ba3	4.250%	01/27/17	750	751,500

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/08/20	1,000	994,028

Foods — 0.1%
ARAMARK Corp.	B1	4.000%	08/22/19	1,100	1,101,719
Del Monte Foods Co.	B1	4.000%	03/08/18	1,065	1,060,957

					2,162,676

Gaming
Scientific Games Corp.	Ba1	3.190%	06/30/15	639	637,554

Healthcare & Pharmaceutical — 0.1%
CHS/Community Health Systems, Inc.	Ba2	2.680%	10/25/16	453	452,728
HCA, Inc.	Ba3	2.930%	05/01/18	370	368,583
HCA, Inc.	Ba3	2.998%	03/31/17	886	884,093
RPI Finance Trust	Baa2	4.000%	11/09/18	1,060	1,063,247

					2,768,651

Technology — 0.1%
First Data Corp.	B1	4.180%	03/24/17	162	160,935
First Data Corp.	B1	4.180%	03/26/18	2,134	2,114,031
Sensata Technologies BV, Inc. (Netherlands)	Baa3	3.750%	05/12/18	150	150,813

					2,425,779

TOTAL BANK LOANS (cost $9,694,457)					9,740,188

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,348	1,831,364
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	B2	2.944%(b)	02/25/35	476	467,357
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	Caa1	2.875%(b)	03/25/35	393	370,170
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	B2	2.820%(b)	02/25/37	1,046	1,038,270
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000%	04/25/19	137	140,631
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.487%(b)	02/25/34	479	479,658
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	183	186,783

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,871,597)					4,514,233

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,032,857
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(c)	5.742%(b)	04/10/49	6,856	7,513,365
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	AAA(c)	5.766%(b)	04/10/49	1,500	1,556,190
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A2	Aaa	5.857%(b)	06/10/49	398	397,533
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,920	1,945,008
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%	11/10/38	264	264,844
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.885%(b)	12/10/49	1,000	1,130,867
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%	04/10/46	1,100	1,025,404
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(c)	5.223%(b)	08/15/48	1,230	1,334,311
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A2	Aaa	1.765%	10/15/45	3,100	3,082,231
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	921,449
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	AAA(c)	4.022%	07/10/45	1,400	1,432,164
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,395	2,453,848
Commercial Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%	03/10/46	1,700	1,605,822
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(c)	5.567%(b)	02/15/39	2,700	2,927,802
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(c)	5.567%(b)	02/15/39	640	685,050
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C3, Class A4	Aaa	4.835%	07/15/36	139	139,644
Credit Suisse Mortgage Capital Certificates, Series 2005-C2, Class A4	A1	4.832%	04/15/37	1,900	1,982,238
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	AA+(c)	1.611%(b)	05/25/22	25,778	2,495,119
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	AA+(c)	1.646%(b)	06/25/22	7,269	725,974
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	AA+(c)	3.320%(b)	02/25/23	2,800	2,808,826
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	AA+(c)	1.876%(b)	08/25/16	7,737	277,157
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	AA+(c)	1.914%(b)	05/25/19	19,900	1,658,184
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	AA+(c)	1.833%(b)	07/25/19	20,941	1,703,655
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	Aaa	5.488%(b)	11/10/45	2,585	2,778,456
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	AAA(c)	5.460%(b)	03/10/44	2,060	2,214,125
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3	Aaa	4.569%	08/10/42	224	223,381

Greenwich Capital Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(b)	04/10/37	8,050	8,555,154
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	AAA(c)	5.587%(b)	04/10/38	3,781	3,919,237
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(b)	08/10/45	930	938,028
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB	Aaa	4.853%(b)	03/15/46	781	793,306
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	188	187,873
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,050,946
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	1,517	1,547,963
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	Aa2	4.999%(b)	10/15/42	1,270	1,351,825
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,214	2,317,229
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A3A	Aaa	6.056%(b)	04/15/45	38	37,742
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	602	605,485
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,124,522
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,700	1,568,682
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,900	3,669,370
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A4	Aaa	2.694%	04/15/46	1,400	1,306,383
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(c)	5.263%(b)	11/15/40	1,510	1,627,264
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(c)	5.872%(b)	05/12/39	930	1,006,930
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(c)	5.707%(b)	02/12/39	530	576,387
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%	03/12/51	2,292	2,294,857
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.086%(b)	06/12/46	1,795	1,976,227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	Aaa	4.105%(b)	07/15/46	1,700	1,749,266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	AAA(c)	2.863%	12/15/48	1,500	1,425,585
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.597%(b)	03/12/44	1,500	1,612,512
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(c)	5.847%(b)	10/15/42	2,311	2,492,938
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,121	1,135,087
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,100	3,197,067
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	AAA(c)	5.816%(b)	06/11/42	660	668,554
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	AAA(c)	2.792%	12/10/45	1,700	1,594,660
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%	03/10/46	3,900	3,674,978
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%	04/10/46	1,800	1,703,059

Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	Aaa	5.915%(b)	05/15/43		700	762,073
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%	04/15/47	(a)	4,500	4,925,390

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $111,391,431)						111,712,083

CORPORATE BONDS — 7.4%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14		1,075	1,099,188

Airlines — 0.1%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 1998-1 Class A	Baa2	6.648%	09/15/17		153	160,544
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2009-2 Class A	Baa2	7.250%	11/10/19		673	760,007
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2010-1 Class A	Baa2	4.750%	01/12/21	(a)	763	806,599
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-2 Class A	Baa2	4.000%	10/29/24	(a)	705	682,088
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	Baa1	6.821%	08/10/22		350	389,186
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Series 2010-2 Class A	Baa1	4.950%	05/23/19	(a)	628	670,717
Delta Air Lines Pass-Through Trust, Pass-Through Certificates, Series 2011-1 Class A	Baa1	5.300%	04/15/19		1,194	1,277,130

						4,746,271

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	A3	4.875%	10/01/43		90	91,458
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		2,090	2,214,886
General Motors Co, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	10/02/23		995	972,613
General Motors Co, Sr. Unsec’d. Notes, 144A	Ba1	6.250%	10/02/43		915	901,275
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17		450	456,998
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16		245	267,932

						4,905,162

Banking — 1.9%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22		2,213	2,032,561
Banco Bradesco SA (Brazil), Sub. Notes	Baa2	8.750%	10/24/13		1,760	1,760,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	(a)	645	596,286
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23		780	730,673
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15		595	624,862
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21		630	676,640
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22		1,770	1,977,200
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17		1,075	1,217,353
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16		1,775	1,959,824
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	Baa2	3.750%	07/12/16		870	921,926
Bank of America Corp., Jr. Sub. Notes, Series K	B1	8.000%(b)	12/29/49	(a)	2,200	2,392,500
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		930	1,024,954
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36		410	459,546
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	5.300%	10/30/15		515	557,425
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	6.400%	10/02/17		330	384,966
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	7.250%	02/01/18	(a)	1,175	1,407,357
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	(a)	1,560	1,459,143
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	(a)	710	986,064
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38		69	85,299
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	(a)	2,450	2,567,678

Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,895	2,420,374
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16		1,010	1,075,192
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15		2,265	2,397,052
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14		454	471,113
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36		570	573,673
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		570	671,495
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22		900	858,674
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	(a)	2,000	2,104,922
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(j)	A3	5.250%	07/27/21		2,055	2,217,664
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(j)	A3	5.750%	01/24/22		3,620	4,013,288
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41		270	302,486
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17		1,190	1,310,839
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		104	108,538
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22		1,910	2,060,617
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21		1,025	1,129,071
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		170	201,418
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16		1,395	1,392,977
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	Ba1	7.900%(b)	04/29/49	(a)	2,000	2,170,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(j)	A2	4.250%	10/15/20		2,930	3,072,029
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20		1,870	2,132,200
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%	01/21/21		1,400	1,631,022
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Series G, MTN	Baa2	6.400%	08/28/17		20	22,999
Morgan Stanley, Notes, Series G, MTN	Baa1	5.450%	01/09/17		1,345	1,481,131
Morgan Stanley, Notes, Series G, MTN	Baa1	6.625%	04/01/18		105	121,900
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	(a)	760	831,199
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		1,415	1,579,032
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	(a)	1,400	1,554,153
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42		780	882,705
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	Ba1	6.346%(b)	07/29/49		800	878,000
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		1,455	1,386,276
PNC Bank NA, Sub. Notes	A3	3.800%	07/25/23		270	264,199
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19		440	530,896
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		455	464,764
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		955	982,685
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22		1,120	1,053,659

						68,170,499

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43		560	554,005
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	NR	6.875%	02/06/12		1,715	445,900
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	NR	6.875%	05/02/18		700	185,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		820	822,478

						2,007,883

Building Materials & Construction — 0.1%
DR Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	(a)	1,150	1,132,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	(a)	700	677,250
Owens Corning, Inc., Gtd. Notes	Ba1	4.200%	12/15/22		775	756,046

						2,566,046

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		1,000	1,147,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	A3	9.455%	11/15/22		255	359,480
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38		570	675,717
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37	(a)	155	185,056
Comcast Corp., Gtd. Notes	A3	6.500%	11/15/35		450	540,230

Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37		605	761,188
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		920	959,085
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		165	170,860
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		860	731,677
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14		345	356,217
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22		1,040	988,000

						6,875,010

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22		1,205	1,205,000
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17		1,255	1,458,938
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)	Baa1	6.375%	10/15/17	(e)(f)	1,302	1,511,257
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)	Baa1	6.700%	06/01/34	(e)(f)	420	474,881
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)	Baa1	7.000%	10/15/37	(e)(f)	380	450,253
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		485	445,249
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $384,850; purchased 07/10/12)	Baa3	2.500%	07/11/14	(e)(f)	385	389,300
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)	Baa3	2.500%	03/15/16	(a)(e)(f)	1,890	1,925,035
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)	Baa3	3.125%	05/11/15	(e)(f)	500	514,653
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		1,445	1,403,674
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,260	1,324,478

						11,102,718

Chemicals — 0.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22		780	723,765
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		432	630,288
ICI Wilmington, Inc. (Netherlands), Gtd. Notes	Baa1	5.625%	12/01/13		720	725,900
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	5.000%	04/15/19		1,000	1,100,746
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20		1,175	1,311,722
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25		460	544,175

						5,036,596

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18		1,700	1,952,765

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16		175	198,584
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36		550	653,162
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17		350	363,125
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	(a)	975	1,035,938
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	A2	6.950%	03/15/33		590	764,969
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	A3	5.500%	12/01/39		220	246,613
Duke Energy Carolinas LLC, First Mtge. Bonds	Aa3	4.000%	09/30/42	(a)	570	514,534
Duke Energy Carolinas LLC, First Mtge. Bonds	Aa3	6.050%	04/15/38		550	650,977
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35		670	710,089

Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	(a)	1,295	1,451,295
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15		155	164,688
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.250%	10/01/39		1,425	1,467,421
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33		295	354,425
Iberdrola International BV (Spain), Gtd. Notes	Baa1	6.750%	09/15/33		145	149,475
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37		300	332,912
Nevada Power Co., Gen. Ref. Mtge., Series O	A3	6.500%	05/15/18		1,260	1,502,094
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19		610	682,082
NSTAR LLC, Sr. Unsec’d. Notes	A3	4.500%	11/15/19		615	675,937
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15		345	368,467
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18		140	168,526
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37		535	629,186
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41		480	471,152
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17		199	222,153

						13,777,804

Energy — Integrated
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	Baa2	5.400%	02/14/22		800	801,691

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17		1,195	1,389,160
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	(a)	325	373,240
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19		250	301,376
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21		2,200	2,362,351
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21		1,070	1,075,475
Phillips 66, Gtd. Notes, Series W1	Baa1	2.950%	05/01/17		490	507,200
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18		1,500	1,769,378
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17		920	922,469
Weatherford International Ltd., Gtd. Notes	Baa2	5.125%	09/15/20	(a)	810	844,461
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13		1,315	1,321,029

						10,866,139

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	8.000%	11/15/39		1,285	1,862,796
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	8.200%	01/15/39		250	367,775
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14		1,040	1,064,539
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19		985	1,226,482
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23	(a)	1,400	1,284,500
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		1,200	1,326,000
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		480	543,981
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18		1,271	1,344,083
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16		735	824,056

						9,844,212

Healthcare & Pharmaceutical — 0.2%
Actavis PLC, Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42		560	497,377
Actavis PLC, Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	(a)	445	519,550
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41		1,640	1,592,040
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18		1,100	1,119,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		565	624,932
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22		180	175,377
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15		580	631,246
Merck Sharp & Dohme Corp., Gtd. Notes	A1	5.950%	12/01/28		165	198,635
Mylan, Inc., Gtd. Notes, 144A	Baa3	1.800%	06/24/16		425	426,758

Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	B1	6.500%	07/15/16	(a)	1,000	1,035,000
Wyeth LLC, Gtd. Notes	A1	6.450%	02/01/24		60	74,302
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43		190	177,070

						7,071,537

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18		1,570	1,859,089
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/36		515	617,351
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41		650	730,001
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36		670	769,626
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42		260	222,959
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17		195	225,171
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37		420	507,406
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37		420	513,503
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42		390	356,675
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43		995	912,824

						6,714,605

Insurance — 0.7%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	5.500%	11/15/20		525	571,729
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43		150	145,401
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20		2,425	2,857,652
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		990	1,234,362
AON Corp., Gtd. Notes	Baa2	3.125%	05/27/16		2,655	2,778,388
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20		1,030	1,141,433
Chubb Corp. (The), Jr. Sub. Notes Notes	A3	6.375%(b)	03/29/67		1,300	1,394,250
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22		755	826,323
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42		365	393,885
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	7.000%	03/15/34		850	963,257
Lincoln National Corp., Jr. Sub. Notes Notes	Baa3	6.050%(b)	04/20/67		260	254,800
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%	10/09/37		492	567,825
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40		705	890,372
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19		605	783,941
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43		200	186,260
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35		835	924,535
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34		400	481,340
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	(a)	660	817,062
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40		370	424,895
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20		680	771,812
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39		995	1,346,677
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42		130	122,924
Progressive Corp. (The), Jr. Sub. Notes Notes	A2	6.700%(b)	06/15/37	(a)	735	786,450
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39		1,450	1,794,450
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20		350	386,052
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15		555	587,761
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19		460	527,019
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14		85	88,568

						24,049,423

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%	07/01/22		1,000	1,035,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19		580	587,227
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22		980	927,466

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	(a)	2,800	3,303,723
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18		490	485,147
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22		1,055	1,039,041

						7,377,604

Media & Entertainment — 0.2%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		1,200	1,255,500
CBS Corp., Gtd. Notes (original cost $417,944; purchased 07/16/12)	Baa2	4.850%	07/01/42	(a)(e)(f)	400	357,246
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23		505	669,141
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		620	674,220
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	(a)	1,315	1,448,630
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		90	104,621
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		1,300	1,367,730
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	(a)	210	228,746
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41		1,465	1,610,513
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31		180	224,036
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	02/27/42		50	41,715
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.850%	09/01/43	(a)	605	615,902

						8,598,000

Metals — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.100%	05/01/23		570	501,941
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	09/30/43		920	937,010
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		210	194,275
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18		725	723,188
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		425	446,474
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15		1,110	1,113,020
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17		1,220	1,213,346
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,185	1,202,752

						6,332,006

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	(a)	1,750	1,931,783
General Electric Capital Corp., Sr. Unsec’d. Notes, Series G, MTN	A1	6.000%	08/07/19		920	1,070,679
General Electric Capital Corp., Sr. Unsec’d. Notes, Series G, MTN	A1	6.875%	01/10/39		1,625	1,991,516
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		375	397,605
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	(a)	570	607,050
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		240	270,600

						6,269,233

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	(a)	2,015	1,808,463
Crown Americas LLC/Crown Americas Capital Corp IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	(a)	1,100	1,006,500

						2,814,963

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)	Baa2	5.400%	11/01/20	(e)(f)	290	324,517
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		1,595	1,704,656
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		510	633,025
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		440	426,304
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	(a)	800	826,858

						3,915,360

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21		675	693,030
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.950%	02/15/18	(a)	510	583,941
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17		245	272,828
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	(a)	350	385,443
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36		145	154,381

						2,089,623

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28		670	800,938
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37		715	815,993
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25		100	113,292

						1,730,223

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		385	414,356
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14		750	754,688
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19		765	925,221
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		72	84,887
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(a)	295	305,675
Simon Property Group LP, Sr. Unsec’d. Notes	A2	3.375%	03/15/22		230	225,643
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		3,080	3,612,421

						6,322,891

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	5.750%	05/15/41		100	109,694
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.125%	09/15/39	(a)	515	588,692
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29		385	447,453
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	(a)	1,450	1,486,250
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22		360	356,906

						2,988,995

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		400	413,828
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	7.875%	07/15/20		1,100	1,215,585
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		2,410	2,514,919

						4,144,332

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		480	501,518
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31		7	9,542
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40		815	790,998
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39		1,720	1,911,735
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		400	592,315
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%	12/01/15		1,875	1,961,719
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)	Baa3	7.082%	06/01/16	(e)(f)	325	365,565
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,002,520; purchased 05/12/06-04/10/07)	Baa3	7.995%	06/01/36	(e)(f)	1,000	1,018,071
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14		1,440	1,525,792
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	12/01/16	(a)	1,075	1,139,500
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	5.250%	11/15/13		320	321,445
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	3.875%	10/12/22		430	381,730
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.350%	04/01/19	(a)	3,165	3,714,226
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	09/15/33		1,705	1,893,425
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/43		5,580	6,299,468

						22,427,049

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		140	208,989
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39		790	1,204,767
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		2,050	1,998,976
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		465	487,098
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	(a)	325	394,050
Reynolds American, Inc., Gtd. Notes	Baa2	4.750%	11/01/42		330	287,740

						4,581,620

TOTAL CORPORATE BONDS (cost $248,216,203)						261,179,448

COVERED BONDS — 0.2%
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%	10/29/15	(a)	1,535	1,567,082
Depfa ACS Bank (Ireland), Covered Bonds, 144A	A3	5.125%	03/16/37		665	551,950
Royal Bank of Canada (Canada), Covered Bonds	Aaa	2.000%	10/01/18		4,280	4,285,401

TOTAL COVERED BONDS (cost $6,494,495)						6,404,433

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49		1,325	1,596,214
State of California, GO, BABs	A1	7.300%	10/01/39		1,270	1,600,860
State of California, GO, BABs	A1	7.500%	04/01/34		475	602,614
State of California, GO, BABs	A1	7.550%	04/01/39		245	317,890
State of California, GO, BABs	A1	7.625%	03/01/40		215	281,160

						4,398,738

Colorado
Regional Transportation District, Revenue Bonds	Aa2	5.844%	11/01/50		680	784,033

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		1,030	1,166,516
State of Illinois, GO, BABs	A3	4.421%	01/01/15		740	761,667

						1,928,183

New Jersey — 0.1%
New Jersey State Turnpike Authority,Taxable, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40		1,070	1,391,000

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36		1,130	1,280,380

Ohio
Ohio State University (The), Revenue Bonds	Aa1	4.910%	06/01/40		455	462,708
Ohio State Water Development Authority, Revenue Bonds	Aaa	4.879%	12/01/34		300	302,712

						765,420

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds	Aa2	5.834%	11/15/34		445	516,690

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds	A1	5.511%	12/01/45		550	576,543

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%	07/01/43		1,000	1,110,440

Texas
Texas State Transportation Commission, Revenue Bonds	Aaa	5.028%	04/01/26		335	371,059

TOTAL MUNICIPAL BONDS (cost $11,440,332)						13,122,486

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	Aaa	2.700%	11/25/14		7,435	7,643,358
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20		400	438,768
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		930	1,144,086
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	Aaa	1.125%	05/23/18		3,158	3,072,418
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		1,000	1,035,680
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	(a)	880	864,776
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23		350	423,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	Baa1	2.000%	05/20/16		1,665	1,654,246
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	3.500%	01/30/23		970	881,703
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/18/24		510	510,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21		2,730	2,921,100
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	Baa3	6.299%	05/15/17		1,030	1,102,749

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,733,505)						21,692,384

SOVEREIGN BONDS — 0.1%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	4.000%	02/26/24		1,475	1,445,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	6.875%	01/17/18		1,120	1,246,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22		700	694,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		1,006	910,430

TOTAL SOVEREIGN BONDS (cost $4,424,204)						4,296,330

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Federal Home Loan Bank		0.375%	08/28/15		460	459,934
Federal Home Loan Bank		5.500%	07/15/36		1,080	1,276,118
Federal Home Loan Mortgage Corp.		0.750%	01/12/18		685	667,489
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	(a)	2,700	2,569,682
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	(a)	1,785	1,737,333
Federal Home Loan Mortgage Corp.		2.384%(b)	06/01/36		554	583,843
Federal Home Loan Mortgage Corp.		2.621%(b)	12/01/35		480	510,885
Federal Home Loan Mortgage Corp.		3.000%	10/01/42		2,000	1,948,366
Federal Home Loan Mortgage Corp.		3.500%	TBA		1,000	1,052,500
Federal Home Loan Mortgage Corp.		3.500%	TBA		5,500	5,582,500
Federal Home Loan Mortgage Corp.		4.000%	06/01/26- 12/01/40		6,771	7,142,685
Federal Home Loan Mortgage Corp.		4.500%	02/01/19- 10/01/41		17,982	19,152,053
Federal Home Loan Mortgage Corp.		5.000%	07/01/18- 06/01/39		7,050	7,580,028
Federal Home Loan Mortgage Corp.		5.500%	12/01/33- 07/01/38		7,749	8,399,767

Federal Home Loan Mortgage Corp.	6.000%	03/01/32 -08/01/39		3,294	3,601,209
Federal Home Loan Mortgage Corp.	6.500%	12/01/14		14	14,463
Federal Home Loan Mortgage Corp.	7.000%	01/01/31 -10/01/32		470	539,758
Federal National Mortgage Assoc.	1.625%	11/27/18		4,690	4,670,419
Federal National Mortgage Assoc.	2.015%(b)	07/01/33		398	419,258
Federal National Mortgage Assoc.	2.058%(b)	06/01/37		139	146,705
Federal National Mortgage Assoc.	2.500%	TBA		6,000	6,033,750
Federal National Mortgage Assoc.	2.500%	01/01/28		3,007	3,026,312
Federal National Mortgage Assoc.	3.000%	TBA		4,500	4,645,547
Federal National Mortgage Assoc.	3.000%	TBA		8,500	8,303,438
Federal National Mortgage Assoc.	3.000%	TBA		6,000	5,844,375
Federal National Mortgage Assoc.	3.000%	TBA		5,000	5,176,563
Federal National Mortgage Assoc.	3.000%	12/01/42		2,491	2,436,003
Federal National Mortgage Assoc.	3.500%	TBA		6,000	6,310,312
Federal National Mortgage Assoc.	3.500%	TBA		9,500	9,639,532
Federal National Mortgage Assoc.	3.500%	TBA		3,000	3,053,906
Federal National Mortgage Assoc.	3.500%	06/01/39 -03/01/43		28,073	28,603,239
Federal National Mortgage Assoc.	4.000%	TBA		6,000	6,272,812
Federal National Mortgage Assoc.	4.000%	TBA		11,000	11,537,968
Federal National Mortgage Assoc.	4.500%	11/01/18 - 07/01/42		14,528	15,570,868
Federal National Mortgage Assoc.	5.000%	10/01/18 - 02/01/36		6,594	7,147,158
Federal National Mortgage Assoc.	5.500%	03/01/16 -08/01/37		9,603	10,476,012
Federal National Mortgage Assoc.	6.000%	05/01/14 - 05/01/38		8,444	9,291,211
Federal National Mortgage Assoc.	6.500%	07/01/17 - 09/01/37		2,987	3,334,640
Federal National Mortgage Assoc.	7.000%	02/01/32 -07/01/32		294	338,153
Federal National Mortgage Assoc.	7.500%	05/01/32		61	70,130
Government National Mortgage Assoc.	3.000%	TBA		500	492,891
Government National Mortgage Assoc.	3.000%	TBA		2,000	1,976,562
Government National Mortgage Assoc.	3.500%	TBA		12,000	12,335,626
Government National Mortgage Assoc.	4.000%	TBA		9,000	9,525,938
Government National Mortgage Assoc.	4.000%	06/15/40 - 05/20/41		3,150	3,343,844
Government National Mortgage Assoc.	4.500%	TBA		2,000	2,141,875
Government National Mortgage Assoc.	4.500%	TBA		1,000	1,077,813
Government National Mortgage Assoc.	4.500%	01/20/41 - 02/20/41		5,811	6,280,412
Government National Mortgage Assoc.	5.500%	11/15/32 - 02/15/36		3,502	3,865,649
Government National Mortgage Assoc.	6.000%	02/15/33 -10/15/34		1,669	1,865,348
Government National Mortgage Assoc.	6.500%	10/15/23 -07/15/35		2,012	2,282,643
Government National Mortgage Assoc.	8.000%	01/15/24 -04/15/25		63	72,144

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $253,911,324)					260,427,669

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds	2.875%	05/15/43	(a)	13,665	11,598,169
U.S. Treasury Inflation Indexed Bonds	0.125%	04/15/18		6,599	6,797,686
U.S. Treasury Inflation Indexed Bonds	0.375%	07/15/23		4,181	4,159,105
U.S. Treasury Inflation Indexed Bonds	1.375%	01/15/20		6,006	6,587,857
U.S. Treasury Notes	0.250%	07/31/15 -09/30/15		320	319,606
U.S. Treasury Notes	0.625%	04/30/18	(a)	4,105	3,990,187
U.S. Treasury Notes(j)(k)	0.750%	12/31/17		8,810	8,660,644
U.S. Treasury Notes	2.000%	09/30/20		150	149,906
U.S. Treasury Notes	2.375%	07/31/17		5,655	5,946,583
U.S. Treasury Notes	2.500%	06/30/17 -08/15/23		5,715	6,020,279
U.S. Treasury Notes	2.875%	03/31/18		24,140	25,876,945
U.S. Treasury Notes	3.125%	04/30/17		6,045	6,522,930
U.S. Treasury Notes	4.750%	08/15/17	(a)	3,240	3,703,725
U.S. Treasury Notes	8.000%	11/15/21		9,715	13,903,836
U.S. Treasury Strips Coupon	0.720%(l)	08/15/16		610	599,147
U.S. Treasury Strips Principal	2.930%(l)	11/15/21		4,775	3,930,856

U.S. Treasury Strips Principal	7.685%(l)	02/15/43	5,385	1,693,749

TOTAL U.S. TREASURY OBLIGATIONS (cost $109,410,414)				110,461,210

TOTAL LONG-TERM INVESTMENTS (cost $2,677,298,333)				3,271,520,985

SHORT-TERM INVESTMENTS — 14.5%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUNDS — 14.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $131,344,770)(h)			13,344,995	123,975,003
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $386,484,175; includes $158,853,312 of cash collateral received for securities on loan)(h)(i)			386,484,175	386,484,175

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $517,828,945)				510,459,178

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills (cost $749,992)(k)	0.010%(g)	12/19/13	750	749,975

TOTAL SHORT-TERM INVESTMENTS (cost $518,578,937)				511,209,153

TOTAL INVESTMENTS — 107.4% (cost $3,195,877,270)				3,782,730,138
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (7.4)%				(259,719,002)

NET ASSETS — 100.0%				$ 3,523,011,136

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,203,824; cash collateral of $158,853,312 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(c)	Standard & Poor’s Rating.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $7,025,680. The aggregate value of $7,330,778, is approximately 0.2% of net assets.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
98	2 Year U.S. Treasury Notes	Dec. 2013	$21,520,479	$21,586,031	$65,552
874	5 Year U.S. Treasury Notes	Dec. 2013	104,370,154	105,794,969	1,424,815
201	S&P 500 E-Mini	Dec. 2013	16,903,035	16,826,715	(76,320)

					1,414,047

	Short Positions:
62	10 Year U.S. Treasury Notes	Dec. 2013	7,832,821	7,836,219	(3,398)
74	U.S. Long Bonds	Dec. 2013	9,857,804	9,869,750	(11,946)
23	U.S. Ultra Bonds	Dec. 2013	3,265,874	3,268,156	(2,282)

					(17,626)

					$1,396,421

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
15,010	06/07/16	0.654%	3 month LIBOR(2)	$29,639	$—	$29,639	JPMorgan Chase Bank NA
7,405	08/31/16	0.975%	3 month LIBOR(1)	(56,882)	—	(56,882)	JPMorgan Chase Bank NA
7,405	08/31/16	0.978%	3 month LIBOR(1)	(57,667)	—	(57,667)	JPMorgan Chase Bank NA
2,195	09/14/16	1.206%	3 month LIBOR(1)	(30,761)	—	(30,761)	Deutsche Bank AG
13,615	02/28/17	0.680%	3 month LIBOR(2)	(106,225)	—	(106,225)	Citibank NA
7,580	08/31/17	0.751%	3 month LIBOR(1)	105,195	—	105,195	Bank of Nova Scotia
3,158	05/17/18	0.989%	3 month LIBOR(1)	48,159	—	48,159	Credit Suisse International
8,370	02/15/20	1.355%	3 month LIBOR(2)	(317,501)	—	(317,501)	Morgan Stanley Capital Services

				$(386,043)	$—	$(386,043)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
11,365	02/28/18	1.649%	3 month LIBOR(1)	$200	$(121,949)	$(122,149)
4,280	09/30/18	1.585%	3 month LIBOR(1)	169	(10,138)	(10,307)
4,690	11/27/18	1.592%	3 month LIBOR(1)	171	1,399	1,228
1,815	08/31/20	2.490%	3 month LIBOR(1)	160	(32,250)	(32,410)
1,785	01/22/22	2.785%	3 month LIBOR(1)	160	(45,909)	(46,069)
18,450	08/05/23	4.210%	3 month LIBOR(2)	—	43,806	43,806
7,380	08/06/23	4.220%	3 month LIBOR(2)	—	20,575	20,575
8,640	08/09/23	4.231%	3 month LIBOR(2)	186	27,656	27,470

				$1,046	$(116,810)	$(117,856)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,150	$(4,271)	$—	$(4,271)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	(31,305)	—	(31,305)	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,800	(49,769)	—	(49,769)	Morgan Stanley Capital Services, Inc.

				$(85,345)	$—	$(85,345)

Over-the-counter credit default swaps on credit issues—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	23,000	$(358,212)	$(202,418)	$(155,794)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/17	1.000%	10,000	(155,744)	(40,183)	(115,561)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/17	1.000%	4,000	(62,298)	(16,889)	(45,409)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/17	1.000%	14,000	(218,042)	(59,827)	(158,215)	Deutsche Bank AG

				$(794,296)	$(319,317)	$(474,979)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,440	$112,912	$60,400	$52,512	Credit Suisse International
CDX.NA.HY.17.V5	12/20/16	5.000%	5,280	414,012	231,367	182,645	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,840	301,100	165,867	135,233	Deutsche Bank AG

				$828,024	$457,634	$370,390

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2013 categorized by risk exposure:

Derivative Fair Value at 09/30/13
Credit contracts	$(189,934)
Equity contracts	(69,146)
Interest rate contracts	968,842

Total	$709,762

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,328,130,162	$78,010,847	$—
Exchange Traded Fund	810,133	—	—
Preferred Stocks	604,340	115,777	—
Rights	7,174	—	—
Asset-Backed Securities	—	58,276,403	2,015,685
Bank Loans	—	9,740,188	—
Collateralized Mortgage Obligations	—	4,514,233	—
Commercial Mortgage-Backed Securities	—	111,712,083	—
Corporate Bonds	—	256,433,177	4,746,271
Covered Bonds	—	6,404,433	—
Municipal Bonds	—	13,122,486	—
Non-Corporate Foreign Agencies	—	21,692,384	—
Sovereign Bonds	—	4,296,330	—
U.S. Government Agency Obligations	—	260,427,669	—
U.S. Treasury Obligations	—	111,211,185	—
Affiliated Money Market Mutual Funds	510,459,178	—	—
Other Financial Instruments*
Futures Contracts	1,396,421	—	—
Interest Rate Swaps	(117,856)	(386,043)	—
Credit Default Swaps	—	(189,934)	—

Total	$2,841,289,552	$935,381,218	$6,761,956

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Global Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 95.7%
Australia — 1.9%
Arrium Ltd.	447,200	$ 510,461
Ausdrill Ltd.	123,200	180,176
Bendigo and Adelaide Bank Ltd.	103,400	967,454
Bradken Ltd.	98,900	522,143
Challenger Ltd.	204,200	1,048,717
CSL Ltd.	48,713	2,907,574
Downer EDI Ltd.	182,200	764,786
Leighton Holdings Ltd.	37,200	668,743
Lend Lease Group	114,600	1,086,816
Metcash Ltd.	206,000	615,461
National Australia Bank Ltd.	37,600	1,204,744
Pacific Brands Ltd.	460,600	324,955
Qantas Airways Ltd.*	419,500	578,296
Rio Tinto Ltd.	23,400	1,354,477

		12,734,803

Austria — 0.3%
OMV AG	30,300	1,496,190
Voestalpine AG	14,500	693,190

		2,189,380

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	198,017
Delhaize Group SA	21,500	1,355,009

		1,553,026

Bermuda — 0.6%
Genpact Ltd.	199,789	3,772,016

Canada — 0.8%
Brookfield Asset Management, Inc. (Class A Stock)	76,374	2,856,388
Canadian Pacific Railway Ltd.	21,450	2,644,785

		5,501,173

China — 0.5%
Shougang Fushan Resources Group Ltd.	1,160,000	391,197
Tencent Holdings Ltd.	60,900	3,202,645

		3,593,842

Denmark — 0.6%
Coloplast A/S (Class B Stock)	38,445	2,189,704
Novo Nordisk A/S (Class B Stock)	10,951	1,854,710

		4,044,414

Finland — 0.5%
Sampo OYJ (Class A Stock)	60,180	2,588,730
Tieto OYJ	41,300	881,725

		3,470,455

France — 4.3%
Alstom SA	18,400	654,862
Arkema SA	7,200	802,338
AXA SA	40,200	932,995
BNP Paribas SA	93,452	6,321,514
Bouygues SA	21,900	801,637
Cie Generale des Etablissements Michelin	12,000	1,330,822
Credit Agricole SA*	62,500	689,167

Dassault Systemes SA	21,802	2,909,982
Electricite de France SA	24,600	778,145
Publicis Groupe SA	34,045	2,708,219
Renault SA	12,300	980,920
Sanofi	11,900	1,205,195
SCOR SE	22,000	729,099
Societe Generale SA	10,800	538,048
Technip SA	21,659	2,542,819
Thales SA	24,500	1,346,840
Total SA	38,500	2,231,570
Valeo SA	13,300	1,135,218
Vivendi SA	59,600	1,370,995

		30,010,385

Germany — 3.2%
Allianz SE	9,100	1,431,689
Aurubis AG	6,200	375,958
BASF SE	8,700	834,334
Bayer AG	5,600	660,413
Bayerische Motoren Werke AG	33,926	3,648,542
Brenntag AG	11,619	1,934,280
Continental AG	6,100	1,034,107
Daimler AG	23,700	1,847,890
Deutsche Bank AG	13,700	628,847
Deutsche Post AG	22,100	733,014
E.ON SE	26,300	468,019
Freenet AG*	37,500	905,989
Hannover Rueckversicherung AG	8,600	631,982
Lanxess AG	8,100	525,862
Metro AG	17,100	679,067
Muenchener Rueckversicherungs AG	5,700	1,114,246
Rational AG	2,400	715,567
Rheinmetall AG	13,300	762,510
RWE AG	18,800	639,661
Stada Arzneimittel AG	14,500	735,282
Volkswagen AG	7,400	1,678,734

		21,985,993

Hong Kong — 1.1%
AIA Group Ltd.	943,600	4,440,176
Cheung Kong Holdings Ltd.	46,000	700,272
First Pacific Co. Ltd.	528,000	583,599
Huabao International Holdings Ltd.	848,000	356,476
Kingboard Chemical Holdings Ltd.	216,000	556,158
Singamas Container Holdings Ltd.	2,676,000	656,602
Yue Yuen Industrial Holdings Ltd.	154,000	429,921

		7,723,204

India — 0.3%
Tata Motors Ltd., ADR	77,400	2,060,388

Indonesia — 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	2,520,000	1,576,409

Ireland — 1.4%
Accenture PLC (Class A Stock)	60,097	4,425,543
Irish Life & Permanent Group Holdings PLC*	51,300	2,637
Ryanair Holdings PLC, ADR	43,704	2,173,837
Smurfit Kappa Group PLC	43,000	972,224
XL Group PLC	62,100	1,913,922

		9,488,163

Israel — 0.6%
Bank Hapoalim BM	128,000	647,704
Check Point Software Technologies Ltd.*(a)	39,401	2,228,521
Elbit Systems Ltd.	11,400	615,298
Teva Pharmaceutical Industries Ltd.	20,500	774,676

		4,266,199

Italy — 0.6%
Banco Popolare SC*	38,200	56,896
Enel SpA	323,000	1,240,240
ENI SpA	70,800	1,627,563
Finmeccanica SpA*	79,000	472,948
Telecom Italia SpA	626,400	515,395

		3,913,042

Japan — 8.8%
Alpine Electronics, Inc.	22,700	247,472
Aoyama Trading Co. Ltd.	39,100	1,068,205
Aozora Bank Ltd.	278,000	825,593
Astellas Pharma, Inc.	28,100	1,435,348
Autobacs Seven Co. Ltd.	42,000	643,908
Bank of Yokohama Ltd. (The)	96,000	550,570
Coca-Cola West Co. Ltd.	43,100	861,364
Daikin Industries Ltd.	48,400	2,583,291
Denso Corp.	62,100	2,913,847
Fuji Heavy Industries Ltd.	113,774	3,170,385
Fukuoka Financial Group, Inc.	129,000	584,111
ITOCHU Corp.	76,300	939,954
JX Holdings, Inc.	101,400	526,975
KDDI Corp.	45,400	2,333,104
Keihin Corp.	24,500	395,909
Keyence Corp.	7,500	2,853,703
Kyowa Exeo Corp.	81,900	965,401
Lawson, Inc.	26,300	2,062,038
Marubeni Corp.	146,000	1,154,627
Mitsubishi Corp.	34,500	700,482
Mitsubishi UFJ Financial Group, Inc.	243,500	1,561,896
Mitsui & Co. Ltd.	99,700	1,453,819
Mizuho Financial Group, Inc.	703,200	1,528,724
Nichii Gakkan Co.	40,300	403,032
Nichirei Corp.	118,000	643,135
Nippon Electric Glass Co. Ltd.	54,000	289,988
Nippon Telegraph & Telephone Corp.	37,000	1,925,875
NTT DoCoMo, Inc.	90,000	1,458,373
ORIX Corp.	249,800	4,083,712
Resona Holdings, Inc.	159,700	819,901
Sankyu, Inc.	210,000	694,658
Secom Co. Ltd.	47,300	2,964,667
Seino Holdings Co. Ltd.	65,000	665,343
Shimachu Co. Ltd.	30,700	762,772
Shin-Etsu Chemical Co. Ltd.	33,600	2,061,565
Sumitomo Corp.	88,900	1,201,544
Sumitomo Mitsui Financial Group, Inc.	117,986	5,713,526
Toagosei Co. Ltd.	147,000	655,709
Toho Holdings Co. Ltd.	32,400	591,777
Tsumura & Co.	20,500	601,763
Yahoo! Japan Corp.	579,700	3,298,361
Yokohama Rubber Co. Ltd. (The)	100,000	990,424

		61,186,851

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,100	190,761

Macau — 0.2%
MGM China Holdings Ltd.	475,600	1,581,804

Mexico — 0.3%
Fomento Economico Mexicano SAB de CV, ADR	20,101	1,951,606

Netherlands — 2.0%
Aegon NV	104,300	771,742
Core Laboratories NV	32,448	5,490,526
ING Groep NV CVA*	83,900	952,012
Koninklijke Ahold NV	85,000	1,472,643
Royal Dutch Shell PLC (Class B Stock)	106,900	3,688,371
Royal Dutch Shell PLC, ADR	26,550	1,743,804

		14,119,098

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	928,219

Norway — 1.0%
DNB ASA	54,100	821,554
Fred Olsen Energy ASA	17,100	759,147
Statoil ASA	36,100	819,947
Telenor ASA	106,112	2,425,024
TGS Nopec Geophysical Co. ASA	42,629	1,254,918
Yara International ASA	23,200	957,963

		7,038,553

Singapore — 0.2%
DBS Group Holdings Ltd.	49,000	641,441
Golden Agri-Resources Ltd.	1,314,200	545,012

		1,186,453

South Africa — 0.8%
Aspen Pharmacare Holdings Ltd.*	56,056	1,467,159
Bidvest Group Ltd.	74,326	1,863,634
Discovery Ltd.	264,209	2,131,942

		5,462,735

South Korea — 0.3%
Samsung Electronics Co. Ltd.	1,610	2,047,910

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	60,800	679,891
Banco Santander SA	148,213	1,208,401
Gas Natural SDG SA	51,600	1,078,809
Inditex SA	19,532	3,012,862
Repsol SA	57,200	1,418,196
Telefonica SA*	25,100	390,208

		7,788,367

Sweden — 0.5%
Boliden AB	45,100	675,241
NCC AB (Class B Stock)	15,700	467,260
Nordea Bank AB	72,500	874,864
Oriflame Cosmetics SA, SDR	13,600	431,429
Swedbank AB (Class A Stock)	50,400	1,173,963

		3,622,757

Switzerland — 3.5%
Baloise Holding AG	11,400	1,260,995

Cie Financiere Richemont SA	34,729	3,479,701
Credit Suisse Group AG*	50,297	1,538,179
Geberit AG*	8,661	2,340,281
Georg Fischer AG*	2,000	1,217,600
Novartis AG	18,000	1,384,527
OC Oerlikon Corp. AG*	48,200	645,805
Partners Group Holding AG	9,513	2,335,020
Roche Holding AG	20,395	5,504,068
Swiss Life Holding AG*	7,800	1,476,961
Swiss Re AG*	19,300	1,599,014
Zurich Insurance Group AG*	5,800	1,495,175

		24,277,326

Turkey — 0.2%
Turkiye Halk Bankasi AS	167,112	1,223,955

United Kingdom — 9.0%
Alent PLC	81,100	465,619
AMEC PLC	35,900	623,706
ARM Holdings PLC	99,100	1,586,201
AstraZeneca PLC	51,200	2,661,649
Aviva PLC	144,400	926,853
Babcock International Group PLC	106,587	2,062,462
BAE Systems PLC	256,400	1,884,504
Balfour Beatty PLC	140,900	648,845
Barclays PLC	287,100	1,226,979
Beazley PLC	175,100	594,390
Berkeley Group Holdings PLC	63,254	2,120,806
BG Group PLC	99,236	1,894,392
BP PLC	351,100	2,461,520
BT Group PLC	348,600	1,930,117
Carillion PLC	145,900	738,089
Centrica PLC	160,065	957,980
Compass Group PLC	272,860	3,753,476
Debenhams PLC	301,400	498,523
Diageo PLC	71,196	2,263,150
Experian PLC	78,088	1,486,785
GlaxoSmithKline PLC	23,400	588,343
Halfords Group PLC	33,734	214,861
Home Retail Group PLC	107,200	291,421
HSBC Holdings PLC	288,000	3,119,292
IMI PLC	79,257	1,866,032
InterContinental Hotels Group PLC	80,455	2,348,601
Intermediate Capital Group PLC	108,800	785,791
J Sainsbury PLC	259,000	1,641,482
John Wood Group PLC	38,801	503,283
Johnson Matthey PLC	56,333	2,559,835
Legal & General Group PLC	366,900	1,164,237
Meggitt PLC	280,989	2,495,695
Mondi PLC	65,900	1,111,972
Old Mutual PLC	214,100	649,899
Premier Foods PLC*	152,560	385,290
Rolls-Royce Holdings PLC*	95,206	1,712,943
Royal Bank of Scotland Group PLC*	26,352	152,945
RSA Insurance Group PLC	300,200	587,260
St. James’s Place PLC	207,854	2,068,204
TESCO PLC	233,500	1,357,465
Tullow Oil PLC	105,628	1,751,198
Vesuvius PLC	81,100	587,269
Vodafone Group PLC	547,900	1,923,044

WM Morrison Supermarkets PLC	320,700	1,454,055

		62,106,463

United States — 50.6%
3M Co.	31,325	3,740,518
AES Corp.	170,050	2,259,965
Allstate Corp. (The)	50,400	2,547,720
American Express Co.	33,800	2,552,576
Ameriprise Financial, Inc.	17,750	1,616,670
Amgen, Inc.	20,150	2,255,591
Amphenol Corp. (Class A Stock)	58,598	4,534,313
ANSYS, Inc.*	41,376	3,579,852
Apache Corp.	38,950	3,316,203
Apple, Inc.	17,322	8,258,264
AT&T, Inc.(a)	122,600	4,146,332
Avon Products, Inc.	75,500	1,555,300
Baker Hughes, Inc.	31,850	1,563,835
Bank of America Corp.	268,050	3,699,090
Boeing Co. (The)	15,700	1,844,750
Carnival Corp.	60,050	1,960,032
Celanese Corp., Ser. A	75,000	3,959,250
Charles Schwab Corp. (The)	359,497	7,599,767
Chevron Corp.	39,250	4,768,875
Cisco Systems, Inc.	164,550	3,853,761
Citrix Systems, Inc.*	55,027	3,885,456
Cognizant Technology Solutions Corp. (Class A Stock)*	37,944	3,115,961
Comcast Corp. (Class A Stock)	26,600	1,200,990
Comcast Corp. (Special Class A Stock)	18,300	793,671
CONSOL Energy, Inc.	36,700	1,234,955
Costco Wholesale Corp.	39,995	4,604,224
Covance, Inc.*	51,571	4,458,829
Covidien PLC	34,850	2,123,759
Danaher Corp.	90,598	6,280,253
DaVita HealthCare Partners, Inc.*	82,655	4,703,070
Dell, Inc.	142,850	1,967,045
Ecolab, Inc.	56,443	5,574,311
Emerson Electric Co.	19,700	1,274,590
Entergy Corp.(a)	27,350	1,728,247
EQT Corp.	22,350	1,982,892
Estee Lauder Cos., Inc. (The) (Class A Stock)	76,951	5,378,875
Exelon Corp.	61,700	1,828,788
Express Scripts Holding Co.*	113,615	7,019,135
Exxon Mobil Corp.	49,600	4,267,584
Fifth Third Bancorp	90,400	1,630,816
Fluor Corp.	100,311	7,118,069
FMC Technologies, Inc.*	101,831	5,643,474
Fossil Group, Inc.*	35,644	4,143,259
General Electric Co.	154,800	3,698,172
General Motors Co.*	92,750	3,336,218
Goldman Sachs Group, Inc. (The)	5,375	850,379
Google, Inc. (Class A Stock)*	8,578	7,513,556
Hess Corp.	28,150	2,177,121
Honeywell International, Inc.	26,450	2,196,408
IDEXX Laboratories, Inc.*(a)	40,911	4,076,781
Illinois Tool Works, Inc.	22,050	1,681,754
Ingersoll-Rand PLC	21,400	1,389,716
International Paper Co.	66,300	2,970,240
Intuitive Surgical, Inc.*	16,144	6,074,503
Invesco Ltd.	51,400	1,639,660
Johnson & Johnson	42,850	3,714,667
JPMorgan Chase & Co.	120,650	6,236,399

Kellogg Co.	24,200	1,421,266
Kohl’s Corp.(a)	52,450	2,714,288
Liberty Media Corp. (Class A Stock)*	4,300	632,745
Lockheed Martin Corp.	7,450	950,248
Lowe’s Cos., Inc.	74,400	3,542,184
Mallinckrodt PLC*(a)	4,743	209,119
Marsh & Mclennan Cos., Inc.	82,000	3,571,100
Mead Johnson Nutrition Co.	76,857	5,707,401
Merck & Co., Inc.	93,300	4,442,013
MetLife, Inc.	42,450	1,993,028
Microsoft Corp.	115,650	3,852,302
Morgan Stanley	128,050	3,450,948
Murphy Oil Corp.	6,350	383,032
National Instruments Corp.	107,504	3,325,099
NetApp, Inc.*(a)	106,775	4,550,751
Newfield Exploration Co.*	43,050	1,178,279
NRG Energy, Inc.	117,950	3,223,574
PepsiCo, Inc.	28,000	2,226,000
Pfizer, Inc.	197,700	5,675,967
PG&E Corp.	38,300	1,567,236
PNC Financial Services Group, Inc.	22,300	1,615,635
Procter & Gamble Co. (The)	42,000	3,174,780
QUALCOMM, Inc.	106,297	7,160,166
Raytheon Co.	26,150	2,015,381
Roper Industries, Inc.	41,067	5,456,572
Salesforce.com, Inc.*	94,648	4,913,178
Schlumberger Ltd.	78,710	6,954,816
SLM Corp.	64,750	1,612,275
Southwest Airlines Co.	262,400	3,820,544
Spectra Energy Corp.	48,950	1,675,559
St. Joe Co. (The)*(a)	44,350	870,147
Starbucks Corp.	95,102	7,320,001
Stericycle, Inc.*	50,270	5,801,158
TE Connectivity Ltd.	30,400	1,574,112
Texas Instruments, Inc.	40,300	1,622,881
Thermo Fisher Scientific, Inc.	32,000	2,948,800
Time Warner Cable, Inc.	33,150	3,699,540
Time Warner, Inc.	54,300	3,573,483
U.S. Bancorp	72,100	2,637,418
Union Pacific Corp.	21,800	3,386,412
United Technologies Corp.	31,850	3,434,067
Visa, Inc. (Class A Stock)	37,851	7,233,326
Vulcan Materials Co.	21,850	1,132,049
Wal-Mart Stores, Inc.	19,150	1,416,334
Wells Fargo & Co.	49,900	2,061,868
Western Union Co. (The)	78,750	1,469,475
Weyerhaeuser Co.	89,650	2,566,680
Whole Foods Market, Inc.	98,749	5,776,817

		350,666,545

TOTAL COMMON STOCKS (cost $550,256,636)		663,262,295

	Units
RIGHTS(d)*
Spain
Banco Bilbao Vizcaya Argentaria SA., expiring 10/15/13 (cost $8,143)	60,800	8,308

TOTAL LONG-TERM INVESTMENTS (cost $550,264,779)		663,270,603

	Shares
SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,940,017; includes $17,250,252 of cash collateral received for securities on loan)(b)(c)	43,940,017	43,940,017

TOTAL INVESTMENTS — 102.0% (cost $594,204,796)		707,210,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(14,103,600)

NET ASSETS — 100.0%		$ 693,107,020

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt
CVA—Certificate Van Anadelen (Bearer)
SDR—Swedish Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,797,047; cash collateral of $17,250,252 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$12,734,803	$—
Austria	—	2,189,380	—
Belgium	198,017	1,355,009	—
Bermuda	3,772,016	—	—
Canada	5,501,173	—	—
China	—	3,593,842	—
Denmark	—	4,044,414	—
Finland	—	3,470,455	—
France	1,346,840	28,663,545	—
Germany	—	21,985,993	—
Hong Kong	—	7,723,204	—
India	2,060,388	—	—
Indonesia	—	1,576,409	—
Ireland	8,513,302	974,861	—
Israel	2,228,521	2,037,678	—

Italy	—	3,913,042	—
Japan	—	61,186,851	—
Liechtenstein	190,761	—	—
Macau	—	1,581,804	—
Mexico	1,951,606	—	—
Netherlands	7,234,330	6,884,768	—
New Zealand	—	928,219	—
Norway	—	7,038,553	—
Singapore	—	1,186,453	—
South Africa	—	5,462,735	—
South Korea	—	2,047,910	—
Spain	—	7,788,367	—
Sweden	—	3,622,757	—
Switzerland	—	24,277,326	—
Turkey	—	1,223,955	—
United Kingdom	385,290	61,721,173	—
United States	350,666,545	—	—
Rights
Spain	8,308	—	—
Affiliated Money Market Mutual Fund	43,940,017	—	—

Total	$427,997,114	$279,213,506	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as September 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 2.5% of collateral received for securities on loan)	6.3%
Commercial Banks	5.9
Oil, Gas & Consumable Fuels	5.9
Insurance	5.1
Pharmaceuticals	4.8
Energy Equipment & Services	3.8
Software	3.7
Food & Staples Retailing	3.2
Capital Markets	3.0
Aerospace & Defense	2.8
Chemicals	2.8
Industrial Conglomerates	2.6
Automobiles	2.4
Diversified Financial Services	2.4
Hotels, Restaurants & Leisure	2.4
IT Services	2.4
Computers & Peripherals	2.3
Healthcare Equipment & Supplies	2.1
Diversified Telecommunication Services	2.0
Internet Software & Service	2.0
Electronic Equipment, Instruments & Components	1.8
Media	1.8
Commercial Services & Supplies	1.7
Healthcare Providers & Services	1.7
Communications Equipment	1.6
Construction & Engineering	1.6
Textiles, Apparel & Luxury Goods	1.2
Airlines	1.1
Electrical Equipment	1.1
Food Products	1.1
Personal Products	1.1
Trading Companies & Distributors	1.1
Beverages	1.0
Life Sciences Tools & Services	1.0
Machinery	1.0
Electric Utilities	0.9
Road & Rail	0.9
Specialty Retail	0.9
Auto Components	0.8
Building Products	0.8
Independent Power Producers & Energy Traders	0.8
Paper & Forest Products	0.8
Wireless Telecommunication Services	0.8
Biotechnology	0.7
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	0.7
Auto Parts & Equipment	0.6
Consumer Finance	0.6
Household Products	0.5
Metals & Mining	0.5
Multi-Utilities	0.5
Multiline Retail	0.4
Real Estate Investment Trusts	0.4
Household Durables	0.3
Retailers	0.3
Construction Materials	0.2
Foods	0.2
Professional Services	0.2
Transportation	0.2
Air Freight & Logistics	0.1
Building Materials & construction	0.1
Gas Utilities	0.1
Metals	0.1
Telecommunications	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%
ASSET-BACKED SECURITIES — 1.8%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%	09/15/17	618	$ 655,921
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%	09/15/17	211	222,363
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%	10/15/17	1,165	1,227,779
Federal National Mortgage Assoc., REMICS, Series 2002-18, Class PC	5.500%	04/25/17	54	54,043
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%	09/25/17	247	260,105
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.799%(a)	10/25/28	69	66,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.485%(a)	02/25/34	276	275,803

				2,762,086

Non-Residential Mortgage-Backed Securities — 1.0%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	1,500	1,733,622
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%	10/01/16	558	583,658
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%	01/01/17	359	378,684
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%	07/01/17	177	187,352
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%	09/01/18	478	513,445

				3,396,761

TOTAL ASSET-BACKED SECURITIES (cost $5,700,162)				6,158,847

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.705%(a)	12/10/49	2,000	2,261,734
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,838,603
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	2,000	2,169,612
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	921,449
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%	03/10/39	1,446	1,481,511
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.390%(a)	02/15/39	200	214,078
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%	05/25/22	1,850	1,732,993
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%	02/25/22	200	194,251
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%	03/25/19	250	285,127
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%	08/25/19	4,825	5,282,463
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%	11/25/19	1,100	1,211,326
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%	10/25/20	3,600	3,931,650
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	3.974%(a)	01/25/21	3,525	3,768,017
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2	2.968%	10/25/21	2,800	2,788,310
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.474%(a)	05/25/22	9,419	911,678

FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class A2	2.396%	06/25/22	3,600	3,391,222
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.512%(a)	06/25/22	9,957	994,484
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%	09/25/22	2,000	1,899,740
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%	11/25/22	3,600	3,396,618
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%(a)	02/25/23	3,600	3,611,347
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.752%(a)	08/25/16	4,212	150,857
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.783%(a)	05/25/19	8,457	704,728
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710%(a)	07/25/19	7,978	649,011
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	5.778%(a)	08/10/45	845	852,753
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.813%(a)	06/15/49	1,000	1,020,485
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%(a)	12/12/49	2,000	2,183,104
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%	09/12/49	564	565,315
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%(a)	09/15/42	800	846,802
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%	10/29/20	2,600	2,700,646
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,300	1,219,446
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%(a)	01/15/45	1,500	1,629,896
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.724%(a)	05/15/43	2,000	2,199,728
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%(a)	07/15/45	2,552	2,752,315

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,208,451)				59,761,299

CORPORATE BONDS — 2.4%
Asian Development Bank, Sr. Unsec’d. Notes, GMTN	1.750%	09/11/18	3,705	3,737,508
DEPFA ACS Bank, Covered Bonds, 144A	5.125%	03/16/37	745	618,350
Export Development Canada, Sr. Unsec’d. Notes	1.500%	10/03/18	2,210	2,208,188
Royal Bank of Canada, Covered Bonds	2.000%	10/01/18	1,685	1,687,126

TOTAL CORPORATE BONDS (cost $8,299,716)				8,251,172

FOREIGN AGENCIES — 0.5%
Kommunalbanken AS, Sr. Unsec’d Notes, 144A	1.125%	05/23/18	1,048	1,019,599
Kreditanstalt Fuer Wiederaufbau, Gov’t. Gtd. Notes(b)	2.375%	08/25/21	660	648,582

TOTAL FOREIGN AGENCIES (cost $1,703,610)				1,668,181

MUNICIPAL BONDS — 1.2%
New York City Water & Sewer System, Series EE, Revenue Bonds	5.000%	06/15/47	1,600	1,654,240
Ohio State Turnpike Commission, Series A-1, Revenue Bonds	5.000%	02/15/48	825	831,386
Pennsylvania Turnpike Commission, Series C, Revenue Bonds	5.000%	12/01/43	1,055	1,073,452
State of Utah, BABs, Series D	4.554%	07/01/24	630	683,834

TOTAL MUNICIPAL BONDS (cost $4,140,326)				4,242,912

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Mortgage Corp.	0.750%	01/12/18	1,380	1,344,722
Federal Home Loan Mortgage Corp.	2.354%(a)	05/01/34	514	544,818
Federal Home Loan Mortgage Corp.(b)	2.375%	01/13/22	3,120	3,036,684
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	1,500	1,522,500
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	1,000	1,052,500
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 - 12/01/40	2,274	2,395,286
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	4,533	4,823,634
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	2,462	2,672,497
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	1,747	1,890,146
Federal Home Loan Mortgage Corp.	6.000%	09/01/34 - 08/01/39	1,128	1,228,712
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	126	141,184
Federal National Mortgage Assoc.	0.875%	05/21/18	580	563,496
Federal National Mortgage Assoc.	1.625%	11/27/18	2,145	2,136,045
Federal National Mortgage Assoc.(b)	1.875%	09/18/18	1,185	1,197,810
Federal National Mortgage Assoc.	2.157%(a)	07/01/33	1,597	1,690,374
Federal National Mortgage Assoc.	2.249%(a)	06/01/34	404	426,999
Federal National Mortgage Assoc.	2.255%(a)	04/01/34	199	210,432
Federal National Mortgage Assoc.	2.392%(a)	08/01/33	882	928,473
Federal National Mortgage Assoc.	2.500%	TBA	2,500	2,514,063
Federal National Mortgage Assoc.	2.549%(a)	04/01/34	381	402,848
Federal National Mortgage Assoc.	3.000%	TBA	4,500	4,645,547
Federal National Mortgage Assoc.	3.000%	TBA	12,000	11,722,500
Federal National Mortgage Assoc.	3.000%	TBA	3,000	2,922,188
Federal National Mortgage Assoc.(c)	3.000%	TBA	8,000	8,282,500
Federal National Mortgage Assoc.	3.500%	TBA	2,500	2,629,297
Federal National Mortgage Assoc.	3.500%	TBA	14,000	14,205,626
Federal National Mortgage Assoc.(c)	3.500%	TBA	7,500	7,634,766
Federal National Mortgage Assoc.	3.500%	06/01/39	646	657,644
Federal National Mortgage Assoc.	4.000%	TBA	6,500	6,795,547
Federal National Mortgage Assoc.(c)	4.000%	TBA	10,000	10,489,062
Federal National Mortgage Assoc.	4.500%	TBA	2,500	2,662,500
Federal National Mortgage Assoc.	4.500%	05/01/40	5,839	6,270,410
Federal National Mortgage Assoc.	5.000%	TBA	2,000	2,163,125
Federal National Mortgage Assoc.	5.000%	07/01/18 - 05/01/36	4,236	4,564,357
Federal National Mortgage Assoc.	5.500%	01/01/17 - 11/01/35	9,306	10,197,085
Federal National Mortgage Assoc.	6.000%	11/01/14 - 05/01/38	2,186	2,393,696
Federal National Mortgage Assoc.	6.500%	01/01/15 - 10/01/37	2,045	2,287,093
Federal National Mortgage Assoc.	7.000%	12/01/31 - 01/01/36	377	418,302
Federal National Mortgage Assoc.	8.000%	03/01/22 - 02/01/26	18	18,399
Federal National Mortgage Assoc.	9.000%	02/01/25 - 04/01/25	42	48,543
Government National Mortgage Assoc.(c)	3.500%	TBA	4,500	4,625,860
Government National Mortgage Assoc.(c)	4.000%	TBA	500	529,219
Government National Mortgage Assoc.	4.000%	06/15/40	787	834,391
Government National Mortgage Assoc.	4.500%	TBA	3,000	3,212,813
Government National Mortgage Assoc.(c)	4.500%	TBA	1,500	1,616,719
Government National Mortgage Assoc.	4.500%	02/20/41	1,999	2,158,749
Government National Mortgage Assoc.	5.000%	07/15/33 - 04/15/34	1,132	1,241,062
Government National Mortgage Assoc.	5.500%	03/15/34 - 03/15/36	976	1,078,686
Government National Mortgage Assoc.	6.500%	07/15/32 - 08/15/32	309	354,829
Government National Mortgage Assoc.	7.000%	03/15/23 - 08/15/28	696	778,015
Government National Mortgage Assoc.	7.500%	12/15/25 - 02/15/26	136	154,590
Government National Mortgage Assoc.	8.500%	09/15/24 - 04/15/25	197	229,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $144,209,385)				148,545,528

U.S. TREASURY OBLIGATIONS — 33.7%
U.S. Treasury Bonds(b)(d)	2.875%	05/15/43	11,275	9,569,656
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/18	5,214	5,371,525

U.S. Treasury Inflationary Indexed Bonds, TIPS	0.375%	07/15/23	3,302	3,285,343
U.S. Treasury Notes	0.500%	07/31/17	4,470	4,385,839
U.S. Treasury Notes	0.750%	10/31/17	3,500	3,451,875
U.S. Treasury Notes(e)	0.750%	12/31/17	12,410	12,199,613
U.S. Treasury Notes	1.375%	06/30/18 - 09/30/18	9,515	9,520,828
U.S. Treasury Notes(b)	1.375%	07/31/18	7,035	7,047,642
U.S. Treasury Notes	1.625%	11/15/22	6,245	5,781,989
U.S. Treasury Notes	2.000%	09/30/20 - 11/15/21	14,655	14,499,716
U.S. Treasury Notes	2.500%	08/15/23	3,600	3,563,438
U.S. Treasury Notes	2.875%	03/31/18	9,970	10,687,371
U.S. Treasury Notes	4.625%	11/15/16	8,510	9,538,510
U.S. Treasury Notes(e)	4.750%	08/15/17	235	268,634
U.S. Treasury Strips Principal	7.808%(f)	02/15/43	1,420	446,634
U.S. Treasury Strips Coupon	2.171%(f)	02/15/22	5,450	4,424,108
U.S. Treasury Strips Coupon	1.979%(f)	05/15/22	8,820	7,081,754
U.S. Treasury Strips Coupon	3.245%(f)	08/15/28	8,800	5,252,984
U.S. Treasury Strips Coupon	5.064%(f)	08/15/40	5,025	1,752,790

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,356,241)				118,130,249

TOTAL LONG-TERM INVESTMENTS (cost $344,617,891)				346,758,188

SHORT-TERM INVESTMENTS — 33.7%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,400,756)(g)			5,523,088	51,309,486
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $66,980,594; includes $16,103,413 of cash collateral for securities on loan)(g)(h)			66,980,594	66,980,594

TOTAL SHORT-TERM INVESTMENTS (cost $121,381,350)				118,290,080

TOTAL INVESTMENTS — 132.6% (cost $465,999,241)				465,048,268
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (32.6)%				(114,244,623)

NET ASSETS — 100.0%				$350,803,645

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,770,341; cash collateral of $16,103,413 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or a partial principal amount of $50,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
497	5 Year U.S. Treasury Notes	Dec. 2013	$59,373,293	$60,160,296	$787,003

	Short Positions:
18	2 Year U.S. Treasury Notes	Dec. 2013	3,960,256	3,964,781	(4,525)
32	10 Year U.S. Treasury Notes	Dec. 2013	4,042,456	4,044,500	(2,044)
45	U.S. Long Bond	Dec. 2013	5,961,532	6,001,875	(40,343)
62	U.S. Ultra Bond	Dec. 2013	8,672,711	8,809,813	(137,102)

					(184,014)

					$602,989

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2013.

Interest rate swap agreements outstanding at September 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
11,340	06/07/16	0.654%	3 month LIBOR(2)	$22,392	$—	$22,392	JPMorgan Chase Bank NA
5,595	08/31/16	0.975%	3 month LIBOR(1)	(42,977)	—	(42,977)	JPMorgan Chase Bank NA
5,595	08/31/16	0.978%	3 month LIBOR(1)	(43,572)	—	(43,572)	JPMorgan Chase Bank NA
880	09/14/16	1.206%	3 month LIBOR(1)	(12,332)	—	(12,332)	Deutsche Bank AG
1,360	11/30/16	0.945%	3 month LIBOR(1)	(9,306)	—	(9,306)	Citibank NA
9,525	02/28/17	0.680%	3 month LIBOR(2)	(74,315)	—	(74,315)	Citibank NA
5,055	08/31/17	0.751%	3 month LIBOR(1)	70,153	—	70,153	Bank of Nova Scotia
1,048	05/17/18	0.989%	3 month LIBOR(1)	15,982	—	15,982	Credit Suisse International
4,700	02/15/19	1.656%	3 month LIBOR(1)	(4,253)	—	(4,253)	Citibank NA
4,700	02/15/19	1.794%	3 month LIBOR(2)	39,026	—	39,026	JPMorgan Chase Bank NA
5,580	02/15/20	1.355%	3 month LIBOR(2)	(211,668)	—	(211,668)	Morgan Stanley Capital Services
20,975	01/28/23	1.895%	3 month LIBOR(1)	1,320,621	—	1,320,621	Morgan Stanley Capital Services

				$1,069,751	$—	$1,069,751

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
8,980	02/28/18	1.649%	3 month LIBOR(1)	$189	$(96,357)	$(96,546)
22,000	02/28/18	1.820%	3 month LIBOR(1)	246	(392,042)	(392,288)
3,895	09/30/18	1.585%	3 month LIBOR(1)	167	(9,227)	(9,394)
2,145	11/27/18	1.592%	3 month LIBOR(1)	160	640	480
1,435	08/31/20	2.490%	3 month LIBOR(1)	158	(25,498)	(25,656)
14,000	08/31/20	2.655%	3 month LIBOR(1)	232	(395,532)	(395,764)

1,710	01/22/22	2.467%	3 month LIBOR(1)	160	242	82
1,410	01/22/22	2.785%	3 month LIBOR(1)	158	(36,265)	(36,423)
12,550	08/05/23	4.210%	3 month LIBOR(2)	—	29,798	29,798
5,020	08/06/23	4.220%	3 month LIBOR(2)	(173)	13,995	14,168
6,695	08/09/23	4.231%	3 month LIBOR(2)	177	21,430	21,253

				$1,474	$(888,816)	$(890,290)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of September 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Mortgage Obligations	$—	$2,762,086	$—
Non-Residential Mortgage-Backed Securities	—	3,396,761	—
Commercial Mortgage-Backed Securities	—	59,761,299	—
Corporate Bonds	—	8,251,172	—
Foreign Agencies	—	1,668,181	—
Municipal Bonds	—	4,242,912	—
U.S. Government Agency Obligations	—	148,545,528	—
U.S. Treasury Obligations	—	118,130,249	—
Affiliated Money Market Mutual Funds	118,290,080	—	—
Other Financial Instruments*
Futures Contracts	602,989	—	—
Interest Rate Swaps	(890,290)	1,069,751	—

Total	$118,002,779	$347,827,939	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.5%
ASSET-BACKED SECURITIES — 0.5%
Collateralized Loan Obligations — 0.5%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	Aa1	0.501%(a)	07/15/21		478	$ 462,308
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	BBB(b)	4.513%(a)	08/17/22		13,000	12,985,687

						13,447,995

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset Backed Pass-Through Certificate, Series 2003-W8, Class M1	Ba1	1.229%(a)	12/25/33		112	106,328
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Ca	4.530%(a)	01/25/37		553	272,846
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE6, Class A2	Ca	0.319%(a)	05/25/37		97	51,318
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%	10/25/36		381	228,884
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-9XS, Class 2A1	B3	0.479%(a)	06/25/35		305	263,047

						922,423

TOTAL ASSET-BACKED SECURITIES (cost $12,670,926)						14,370,418

BANK LOANS(a) — 2.0%
Automotive — 0.2%
Chrysler Group LLC	Ba1	4.250%	05/24/17		4,582	4,605,676

Capital Goods — 0.3%
CPM Acquisition Corp.	Caa1	10.250%	03/01/18		7,750	7,769,375

Energy — Other — 0.3%
Fieldwood Energy LLC	B2	8.630%	09/30/20		3,000	2,991,876
Shelf Drilling Holdings Ltd. (original cost $4,875,000; purchased 10/10/12)	Ba1	6.250%	05/31/18	(c)(d)	4,963	4,962,500

						7,954,376

Gaming — 0.4%
Caesars Entertainment Operating Co. Inc.	B3	9.500%	10/31/16		5,173	5,155,346
CCM Merger, Inc.	B2	5.000%	03/01/17		4,463	4,487,874
Yonkers Racing Corp.	B3	8.750%	08/20/20		2,500	2,475,000

						12,118,220

Lodging — 0.2%
Four Seasons Holdings, Inc. (Canada)	Caa1	6.250%	12/28/20		1,750	1,785,000
Hilton Worldwide Finance LLC	Ba3	4.110%	09/23/20		4,350	4,340,939

						6,125,939

Media & Entertainment — 0.1%
Clear Channel Communcations, Inc.	Caa1	3.829%	01/29/16		4,000	3,765,000

Retailers — 0.1%
Sears Roebuck Acceptance Corp.	Ba3	5.840%	06/30/18		2,550	2,526,094

Technology — 0.4%
First Data Corp.	B1	4.180%	03/26/18		8,132	8,054,983
Kronos, Inc.	Ba3	9.750%	04/30/20		3,075	3,178,781

						11,233,764

TOTAL BANK LOANS (cost $54,965,565)						56,098,444

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	Ca	2.611%(a)	10/25/35	101	79,582
Alternative Loan Trust, Series 2005-43, Class 4A3	D(b)	4.973%(a)	10/25/35	37	28,575
Alternative Loan Trust, Series 2006-HY13, Class 4A1	D(b)	2.897%(a)	02/25/37	41	34,265
Alternative Loan Trust, Series 2006-OA11, Class A1B	Ca	0.369%(a)	09/25/46	52	33,289
Alternative Loan Trust, Series 2006-OA9, Class 2A1A	Ca	0.368%(a)	07/20/46	37	20,403
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	Ca	0.389%(a)	10/25/46	45	28,419
American Home Mortgage Assets Trust, Series 2006-5, Class A1	Ca	1.079%(a)	11/25/46	385	204,907
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	Ba3	1.873%(a)	09/25/45	24	22,177
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Caa1	0.579%(a)	05/25/35	54	38,371
Banc of America Funding Trust, Series 2006-B, Class 2A1	Caa2	2.863%(a)	03/20/36	148	123,324
Bear Stearns Arm Trust, Series 2005-10, Class A2	BB+(b)	2.674%(a)	10/25/35	146	146,448
Bear Stearns Arm Trust, Series 2007-3, Class 1A1	D(b)	2.872%(a)	05/25/47	45	36,277
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	D(b)	2.890%(a)	09/25/37	86	69,046
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	Caa2	0.499%(a)	03/25/35	113	90,359
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	76	63,132
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	Caa3	0.421%(a)	03/19/36	342	226,993
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa3	0.361%(a)	07/19/46	49	31,696
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.431%(a)	09/19/46	129	18,787
IndyMac Indx Mortgage Loan Trust, Series 2006-AR12, Class A1	Caa2	0.369%(a)	09/25/46	39	30,927
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	D(b)	6.000%	08/25/37	38	33,351
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97	D(b)	6.000%	08/25/37	77	66,608
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	Caa2	0.389%(a)	04/25/46	28	19,649
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Ca	5.500%	02/25/36	256	198,383
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	Ca	0.509%(a)	03/25/37	175	62,734
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	75	65,290
Structured Asset Mortgage Investments Trust, Series 2006-AR6, Class 2A1	Caa3	0.369%(a)	07/25/46	52	38,206
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	Ca	0.529%(a)	04/25/36	121	40,508
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	D(b)	4.674%(a)	02/25/37	38	31,005
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	D(b)	2.544%(a)	02/25/37	46	39,119
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	Caa2	0.913%(a)	04/25/47	48	42,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,831,368)					1,964,802

CORPORATE BONDS — 93.9%
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	(e)	2,375	2,517,500
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23		5,300	5,300,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%	03/15/22	(e)	3,275	3,250,438
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.750%	03/15/20	(e)	1,576	1,780,880
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20		5,400	5,778,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18		4,525	4,706,000
Sequa Corp., Gtd. Notes, 144A (original cost $8,101,719; purchased 12/10/12-07/11/13)	Caa1	7.000%	12/15/17	(c)(d)	8,059	8,059,000
TransDigm, Inc., Gtd. Notes	Caa1	7.750%	12/15/18		7,300	7,774,500
TransDigm, Inc., Gtd. Notes, 144A	Caa1	7.500%	07/15/21	(e)	7,475	8,035,625

						47,201,943

Automotive — 3.9%
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250%	03/15/21		4,275	4,403,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%	10/15/22	(e)	5,250	5,381,250
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	B1	8.000%	06/15/19	(e)	6,300	6,961,500
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	B1	8.250%	06/15/21	(e)	9,200	10,304,000
Dana Holding Corp., Sr. Unsec’d. Notes	B2	5.375%	09/15/21		1,700	1,670,250
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19		3,635	3,862,188
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21	(e)	10,059	10,687,688
Delphi Corp., Gtd. Notes	Ba1	5.000%	02/15/23	(e)	6,325	6,530,563
Delphi Corp., Gtd. Notes	Ba1	5.875%	05/15/19	(e)	1,200	1,273,500
Delphi Corp., Gtd. Notes	Ba1	6.125%	05/15/21	(e)	7,748	8,464,690
General Motors Co, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	10/02/23		12,250	11,974,375
General Motors Co, Sr. Unsec’d. Notes, 144A	Ba1	6.250%	10/02/43		7,340	7,229,900
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	2.750%	05/15/16	(e)	1,085	1,082,288
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	3.250%	05/15/18		1,150	1,118,375
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.500%	10/02/18		3,400	3,391,500
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	Ba2	5.625%	02/01/23	(e)	650	635,375
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18		6,275	6,635,813
Lear Corp., Gtd. Notes	Ba2	8.125%	03/15/20		6,953	7,613,535
LKQ Corp., Gtd. Notes, 144A	Ba3	4.750%	05/15/23	(e)	1,140	1,057,350
Meritor, Inc., Gtd. Notes	B3	6.750%	06/15/21	(e)	4,225	4,182,750
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	Ba2	4.750%	05/15/21	(e)	4,125	4,001,250
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	6.875%	10/01/20		3,550	3,576,625

						112,038,015

Banking — 0.5%
Ally Financial, Inc., Gtd. Notes	B1	5.500%	02/15/17		1,350	1,416,778
Ally Financial, Inc., Gtd. Notes	B1	6.750%	12/01/14		3,125	3,281,250
Ally Financial, Inc., Gtd. Notes	B1	8.000%	03/15/20	(e)	6,925	7,963,750
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15		450	484,875
Bank of America Corp., Jr. Sub. Notes, Series K	B1	8.000%(a)	12/29/49	(e)	730	793,875
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	Ba1	6.750%	05/21/18		400	444,478

						14,385,006

Brokerage — 0.2%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(b)	4.750%	02/15/23		3,250	3,403,195

Jefferies LoanCore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875%	06/01/20		2,525	2,474,500
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20		1,000	1,135,910

						7,013,605

Building Materials & Construction — 3.1%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	7.250%	02/01/23		1,425	1,368,000
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18		4,000	4,200,000
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	05/15/19		5,000	5,275,000
Beazer Homes USA, Inc., Gtd. Notes, 144A	Caa2	7.500%	09/15/21		6,125	5,971,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	B2	6.125%	07/01/22	(e)	3,375	3,307,500
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,215,000; purchased 04/19/13)	Ba3	6.750%	05/01/21	(c)(d)(e)	2,000	2,150,000
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)	Ba3	6.875%	08/15/18	(c)(d)(e)	1,500	1,603,125
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)	Baa3	7.000%	02/15/20	(c)(d)	5,825	6,261,875
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B+(b)	9.375%	10/12/22		5,975	6,542,625
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	(e)	8,825	8,251,375
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	(e)	900	981,000
HD Supply, Inc., Sr. Unsec’d. Notes, 144A	Caa2	7.500%	07/15/20	(e)	6,025	6,243,406
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/20		9,125	9,604,063
KB Home, Gtd. Notes	B2	7.500%	09/15/22	(e)	4,100	4,264,000
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%	03/15/22	(e)	1,675	1,754,563
Standard Pacific Corp., Gtd. Notes	B2	6.250%	12/15/21	(e)	3,150	3,150,000
Standard Pacific Corp., Gtd. Notes	B2	8.375%	05/15/18	(e)	925	1,045,250
Standard Pacific Corp., Gtd. Notes	B2	8.375%	01/15/21	(e)	525	590,625
Standard Pacific Corp., Gtd. Notes	B2	10.750%	09/15/16	(e)	3,875	4,630,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	(e)	5,892	6,437,010
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20		1,762	1,924,985
WCI Communities, Inc., Gtd. Notes, 144A	B3	6.875%	08/15/21		3,600	3,456,000

						89,012,902

Cable — 3.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	(e)	1,375	1,540,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	(e)	11,725	13,454,438
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23	(e)	2,848	2,613,040
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22	(e)	500	462,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24		12,100	11,434,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	(e)	1,600	1,740,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.750%	09/01/23		7,625	7,224,688
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	5.125%	12/15/21	(e)	4,005	3,774,713
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20	(e)	5,375	5,482,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21		7,400	7,918,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.875%	02/15/18		850	971,125
DISH DBS Corp., Gtd. Notes	Ba3	5.000%	03/15/23	(e)	2,100	1,947,750
DISH DBS Corp., Gtd. Notes	Ba3	5.875%	07/15/22	(e)	3,275	3,225,875
DISH DBS Corp., Gtd. Notes	Ba3	6.750%	06/01/21	(e)	825	867,281

Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18	(e)	5,175	5,459,625
ONO Finance II PLC (Spain), Gtd. Notes, 144A	Caa1	10.875%	07/15/19		1,625	1,730,625
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	5.750%	01/15/23		4,675	4,406,188
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16		850	864,875
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		6,100	6,618,500
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21	(e)	3,600	3,924,000
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22	(e)	5,325	5,644,500
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22	(e)	4,625	4,393,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21		4,000	3,900,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20		2,150	2,246,750

						101,845,223

Capital Goods — 6.7%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	10/01/20		3,675	3,877,125
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	(e)	1,250	1,306,250
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18		2,000	2,090,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,417,960; purchased 03/12/10)	Ba3	8.125%	03/15/18	(c)(d)(e)	4,450	4,717,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	B1	6.500%	07/15/22		6,525	6,900,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	(e)	5,749	6,237,665
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20		3,850	4,437,125
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%	09/01/22		4,025	3,884,125
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17	(e)	4,150	4,824,375
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	(e)	6,850	6,781,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,385,438; purchased 04/08/13)	B2	8.750%	12/15/19	(c)(d)	4,975	5,373,000
CPG Merger Sub LLC, Gtd. Notes, 144A	Caa2	8.000%	10/01/21		1,750	1,778,438
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21		5,225	5,473,188
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A	Caa1	6.875%	08/15/21	(e)	4,795	4,735,063
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22	(e)	3,825	3,662,438
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18	(e)	7,265	7,700,900
H&E Equipment Services, Inc., Gtd. Notes	B3	7.000%	09/01/22		3,875	4,126,875
Hertz Corp. (The), Gtd. Notes	B2	5.875%	10/15/20		1,375	1,416,250
Hertz Corp. (The), Gtd. Notes	B2	6.250%	10/15/22	(e)	2,050	2,116,625
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19		4,200	4,441,500
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18		4,288	4,620,320
Interline Brands, Inc., Gtd. Notes	B3	7.500%(a)	11/15/18		5,420	5,738,425
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17		6,250	6,562,500
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%	12/15/18		5,275	5,532,156
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19		6,125	6,615,000
LBC Tank Terminals Holding Netherlands BV (Belgium), Gtd. Notes, 144A	B3	6.875%	05/15/23		1,875	1,884,375
Manitowoc Co., Inc. (The), Gtd. Notes	B3	5.875%	10/15/22	(e)	2,550	2,499,000
MModal, Inc., Sr. Notes, 144A (original cost $3,701,025; purchased 08/14/12)	Caa2	10.750%	08/15/20	(c)(d)(e)	3,750	3,000,000
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $4,001,250; purchased 04/12/13-07/02/13)	Caa2	7.875%	05/01/18	(c)(d)(e)	4,025	4,085,375
Rexel SA (France), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/19		3,600	3,681,000

Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	B3	7.000%	05/15/18	(e)	1,450	1,471,750
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17	(e)	4,925	5,466,750
Terex Corp., Gtd. Notes	B2	6.000%	05/15/21	(e)	8,889	8,989,001
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	(e)	2,175	2,283,750
United Rentals North America, Inc., Gtd. Notes	B2	7.375%	05/15/20		2,625	2,828,438
United Rentals North America, Inc., Gtd. Notes	B2	7.625%	04/15/22		12,640	13,746,000
United Rentals North America, Inc., Gtd. Notes	B3	8.375%	09/15/20	(e)	1,000	1,107,500
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19		2,725	3,052,000
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	8.250%	02/01/21	(e)	8,350	9,268,500
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	10.250%	11/15/19		2,425	2,740,250
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17		10,800	11,178,000

						192,229,720

Chemicals — 3.9%
Ashland, Inc., Gtd. Notes	Ba1	4.750%	08/15/22		300	281,250
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.875%	04/15/18		600	592,500
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23		2,175	2,060,813
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22		3,225	3,087,938
Chemtura Corp., Gtd. Notes	B1	5.750%	07/15/21	(e)	6,300	6,284,250
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%	02/15/21		2,625	2,520,000
Hexion US Finance Corp., Sr. Sec’d. Notes	Ba3	6.625%	04/15/20		5,675	5,675,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20	(e)	12,750	12,463,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18	(e)	400	414,000
Huntsman International LLC, Gtd. Notes	B2	8.625%	03/15/20	(e)	1,650	1,815,000
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19		6,142	6,648,715
LSB Industries, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.750%	08/01/19		2,360	2,448,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19		1,600	1,768,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.250%	08/01/23	(e)	7,000	7,017,500
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19		3,000	2,985,000
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18		4,550	5,027,750
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19		5,125	5,227,500
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20		5,850	5,733,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21		6,325	6,198,500
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20		2,745	3,064,405
Rockwood Specialties Group, Inc., Gtd. Notes	Ba1	4.625%	10/15/20	(e)	2,500	2,512,500
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	Caa1	9.750%	03/31/20		10,305	11,644,650
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20		7,820	7,995,950
Tronox Finance LLC, Gtd. Notes	B2	6.375%	08/15/20		6,481	6,416,190
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands), Gtd. Notes, 144A	Caa1	7.375%	05/01/21	(e)	2,225	2,325,125

						112,207,161

Consumer — 1.7%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19		4,800	4,848,000
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21		3,755	3,407,663
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/20	(e)	3,425	3,574,844
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22		2,950	2,787,750
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20		4,061	4,426,490
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18		2,600	2,720,250

Service Corp. International, Sr. Unsec’d. Notes	B1	4.500%		11/15/20		2,325	2,208,750
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%		06/15/17		4,143	4,588,373
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000	%(a)	05/15/19		6,855	7,300,575
Service Corp. International, Sr. Unsec’d. Notes, 144A	B1	5.375%		01/15/22		925	882,219
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.375%		11/15/20	(e)	3,000	3,127,500
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%		04/15/19	(e)	6,190	6,561,400
Visant Corp., Gtd. Notes	Caa2	10.000%		10/01/17		3,264	3,035,520

							49,469,334

Electric — 5.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	4.875%		05/15/23		4,175	3,903,625
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.375%		07/01/21	(e)	9,275	10,202,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%		10/15/17		4,100	4,715,000
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%		06/01/20	(e)	1,800	2,052,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%		10/15/17		2,706	2,807,475
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%		02/15/21	(e)	15,329	16,287,063
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%		01/15/23	(e)	4,096	4,311,040
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%		10/01/22	(e)	2,450	2,509,741
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%		12/01/20		3,055	3,275,877
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500%		10/15/16		2,075	2,199,500
DPL, Inc., Sr. Unsec’d. Notes	Ba1	7.250%		10/15/21		5,000	5,112,500
Dynegy, Inc., Gtd. Notes, 144A	B3	5.875%		06/01/23		10,200	9,307,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes	CCC-(b)	11.000%		10/01/21		5,000	5,387,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	Caa1	12.250	%(a)	03/01/22	(e)	18,075	20,334,375
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	B3	10.000%		12/01/20	(e)	412	432,600
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.500%		10/01/21	(e)	1,000	1,060,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	B2	9.500%		10/15/18	(e)	2,500	2,812,500
GenOn REMA LLC, Pass-Through Certificates	B2	9.237%		07/02/17	(c)	2,284	2,307,302
GenOn REMA LLC, Pass-Through Certificates	B2	9.681%		07/02/26		6,335	6,715,100
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,837,877; purchased 06/07/13)	B1	7.000%		06/30/23	(c)(d)	4,925	4,925,000
Mirant Corp., Bonds, 144A	NR	7.400	%(a)	07/15/49	(c)	1,825	1,825
Mirant Mid Atlantic LLC Pass-Through Trust, Pass-Through Certificates	Ba2	9.125%		06/30/17		7,084	7,508,604
NRG Energy, Inc., Gtd. Notes	B1	6.625%		03/15/23		1,300	1,274,000
NRG Energy, Inc., Gtd. Notes	B1	7.625%		01/15/18	(e)	6,645	7,359,338
NRG Energy, Inc., Gtd. Notes	B1	7.625%		05/15/19	(e)	3,450	3,639,750
NRG Energy, Inc., Gtd. Notes	B1	7.875%		05/15/21		4,240	4,536,800
NRG Energy, Inc., Gtd. Notes	B1	8.250%		09/01/20		7,175	7,874,563

							142,853,078

Energy — Other — 8.5%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375%		04/15/21		5,925	6,043,500
Bonanza Creek Energy, Inc., Gtd. Notes	B3	6.750%		04/15/21		2,000	2,020,000
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%		10/15/22	(e)	2,950	3,068,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%		05/15/17	(e)	2,150	2,206,438
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%		05/15/16		2,800	2,943,500
CITIC Resources Finance 2007 Ltd. (China), Gtd. Notes, 144A	Ba3	6.750%		05/15/14		25	25,530
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%		04/01/23		6,775	6,690,313
Continental Resources, Inc., Gtd. Notes	Ba2	4.500%		04/15/23	(e)	3,350	3,287,188
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%		09/15/22	(e)	4,400	4,427,500

Denbury Resources, Inc., Gtd. Notes	B1	4.625%		07/15/23	(e)	6,450	5,901,750
Denbury Resources, Inc., Gtd. Notes	B1	6.375%		08/15/21	(e)	2,565	2,725,313
Denbury Resources, Inc., Gtd. Notes	B1	8.250%		02/15/20	(e)	2,968	3,257,380
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%		05/01/20	(e)	5,926	6,666,750
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%		05/01/19		1,800	1,921,500
Harvest Operations Corp. (South Korea), Gtd. Notes	Ba3	6.875%		10/01/17	(e)	11,100	11,877,000
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	7.500%		10/01/21		2,625	2,625,000
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	8.750%		07/15/21	(e)	3,225	3,418,500
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	10.250%		04/01/19	(e)	3,500	3,920,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/01/17		1,975	2,100,906
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $2,707,250; purchased 03/19/13)	Ba3	7.625%		04/15/21	(c)(d)	2,450	2,621,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,653,750; purchased 03/15/13)	Ba3	8.000%		02/15/20	(c)(d)	1,500	1,620,000
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%		04/01/20		6,225	6,287,250
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.250%		11/01/19		1,125	1,060,313
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%		03/15/21		5,395	5,435,463
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	7.000%		03/31/24		6,225	6,263,906
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes, 144A	Caa1	9.250%		06/01/21		5,900	5,826,250
Newfield Exploration Co., Sr Sub. Notes	Ba2	7.125%		05/15/18		3,325	3,458,000
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%		07/01/24	(e)	3,625	3,507,188
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.750%		01/30/22		1,875	1,870,313
Oasis Petroleum, Inc., Gtd. Notes, 144A	B3	6.875%		03/15/22	(e)	4,900	5,169,500
Offshore Group Investment Ltd., Sr. Sec’d. Notes	B3	7.125%		04/01/23	(e)	9,275	9,043,125
Parker Drilling Co., Gtd. Notes	B1	9.125%		04/01/18	(e)	8,369	8,954,830
Parker Drilling Co., Gtd. Notes, 144A	B1	7.500%		08/01/20		1,975	1,975,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%		08/15/18		800	868,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%		06/01/15		3,775	3,850,908
Petroplus Finance Ltd. (Switzerland), Sr. Sec’d. Notes, 144A	NR	6.750	%(a)	05/01/14	(c)(f)	2,935	821,800
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.625%		05/01/21	(e)	1,000	1,072,730
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.750%		02/01/22		600	642,173
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%		12/15/21		2,075	2,168,375
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%		11/15/20		2,500	2,643,750
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		05/01/23	(e)	7,475	6,970,438
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%		10/01/22		1,300	1,241,500
Range Resources Corp., Gtd. Notes	Ba2	5.000%		08/15/22		2,250	2,176,875
Range Resources Corp., Gtd. Notes	Ba2	5.000%		03/15/23		1,592	1,528,320
Range Resources Corp., Gtd. Notes	Ba2	5.750%		06/01/21	(e)	2,925	3,071,250
Range Resources Corp., Gtd. Notes	Ba2	6.750%		08/01/20	(e)	700	754,250
Range Resources Corp., Gtd. Notes	Ba2	8.000%		05/15/19		1,623	1,742,696
Samson Investment Co., Gtd. Notes, 144A	B3	10.250	%(a)	02/15/20		13,025	13,806,500
Sanchez Energy Corp., Gtd. Notes, 144A	Caa1	7.750%		06/15/21		5,525	5,386,875
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A	NR	6.125%		09/15/20		10,425	10,268,625
Seitel, Inc., Gtd. Notes	B3	9.500%		04/15/19		4,125	4,145,625
SESI LLC, Gtd. Notes	Ba2	6.375%		05/01/19		3,050	3,225,375
SESI LLC, Gtd. Notes	Ba2	7.125%		12/15/21		1,900	2,075,750
Western Refining, Inc., Gtd. Notes	B2	6.250%		04/01/21		4,825	4,728,500
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.000%		03/15/19		5,075	5,087,688
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.750%		03/15/21	(e)	4,025	4,135,688
Whiting Petroleum Corp., Gtd. Notes, 144A	Ba2	5.750%		03/15/21	(e)	5,650	5,777,125
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		01/15/17	(e)	3,325	3,507,875
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%		01/15/22	(e)	12,950	13,128,063

							243,045,460

Foods — 3.7%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20		2,785	2,812,850
B&G Foods, Inc., Gtd. Notes	B1	4.625%	06/01/21	(e)	4,025	3,843,875
Bumble Bee Acquisition Corp. (Luxembourg), Sr. Sec’d. Notes, 144A	B3	9.000%	12/15/17		528	571,560
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23	(e)	2,600	2,385,500
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18		2,605	2,819,913
Crestview DS Merger Sub II, Inc., Sr. Sec’d. Notes, 144A	B3	10.000%	09/01/21		5,300	5,459,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		1,325	1,464,125
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18		2,450	2,707,250
Del Monte Corp., Gtd. Notes	Caa1	7.625%	02/15/19	(e)	3,450	3,579,375
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16		4,725	5,032,125
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20	(e)	5,450	5,197,938
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23		5,450	5,259,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $4,122,896; purchased 05/20/11-06/15/11)	Ba3	7.250%	06/01/21	(c)(d)(e)	4,210	4,231,050
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $5,671,500; purchased 09/13/13)	Ba3	7.250%	06/01/21	(d)	5,700	5,643,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $3,394,820; purchased 01/25/12-03/13/12)	Ba3	8.250%	02/01/20	(c)(d)(e)	3,425	3,604,813
Landry’s, Inc., Sr. Notes, 144A (original cost $17,082,188; purchased 04/19/12-07/17/13)	B3	9.375%	05/01/20	(c)(d)	16,350	17,249,250
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18		12,360	13,518,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	6.625%	08/15/22		6,000	6,187,500
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18		1,025	1,083,938
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	(e)	1,750	1,754,393
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%	08/01/18		1,350	1,383,750
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.875%	08/01/21		1,350	1,368,563
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $3,050,000; purchased 12/07/12)	B3	8.875%	12/15/17	(c)(d)	3,050	3,339,750
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20		5,050	5,491,875

						105,989,393

Gaming — 5.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	B3	9.000%	05/15/18		9,700	10,476,000
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20	(e)	8,409	9,123,765
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18	(e)	7,760	8,439,000
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	CCC-(b)	10.000%	12/15/18	(e)	3,213	1,678,793
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	(e)	12,101	7,502,620
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	9.000%	02/15/20	(e)	2,700	2,531,250
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17		5,895	5,983,425
CCM Merger, Inc., Gtd. Notes, 144A (original cost $9,406,000; purchased 03/14/12-01/04/13)	Caa2	9.125%	05/01/19	(c)(d)(e)	9,450	9,851,625
Isle of Capri Casinos, Inc., Gtd. Notes	B2	5.875%	03/15/21	(e)	750	703,125
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19		9,337	9,803,850
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	8.875%	06/15/20	(e)	3,698	3,845,920
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	(e)	4,411	4,626,036
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	B1	5.000%	02/15/21		2,475	2,376,000
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21	(e)	17,000	17,595,000
MGM Resorts International, Gtd. Notes	B3	6.750%	10/01/20	(e)	3,900	4,095,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17		3,775	4,218,563
MGM Resorts International, Gtd. Notes	B3	8.625%	02/01/19	(e)	4,000	4,600,000
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16	(e)	1,750	2,082,500
MTR Gaming Group, Inc., Sec’d. Notes	B3	11.500%	08/01/19		13,268	14,561,494

Paris Las Vegas Holding LLC Harrahs Las Vegas LLC Flamingo L, Sr. Sec’d. Notes, 144A	B2	8.000%	10/01/20		5,700	5,700,000
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%	04/01/22	(e)	6,375	6,709,688
PNK Finance Corp., Gtd. Notes, 144A	B2	6.375%	08/01/21	(e)	5,125	5,227,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A	B2	5.875%	05/15/21		4,100	3,936,000
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Baa3	7.750%	10/01/17	(e)	1,225	1,300,031
Station Casinos LLC, Gtd. Notes	Caa1	7.500%	03/01/21		5,155	5,451,413
Sugarhouse Hsp Gaming Prop Mezz LP/Sugarhouse Hsp Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21		11,450	10,934,750

						163,353,348

Healthcare & Pharmaceutical — 9.6%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18		4,220	5,085,100
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	B3	6.125%	03/15/21		3,500	3,535,000
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17		6,500	5,980,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17		7,405	7,710,456
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16		1,286	1,318,150
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14	(e)	3,086	3,105,288
Biomet, Inc., Gtd. Notes	B3	6.500%	08/01/20	(e)	8,925	9,215,063
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17	(e)	13,930	14,905,100
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20	(e)	6,725	6,792,250
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19		19,105	20,036,369
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	01/15/19	(e)	3,575	3,575,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	B3	10.500%	12/15/18		11,883	13,427,790
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	5.750%	08/15/22	(e)	3,150	3,114,563
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19		1,450	1,511,625
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	6.250%	02/15/21	(e)	2,450	2,489,813
HCA, Inc., Gtd. Notes	B3	5.875%	05/01/23	(e)	4,350	4,273,875
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22	(e)	3,850	4,225,375
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18		17,250	19,837,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	4.750%	05/01/23		3,600	3,388,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20		900	970,313
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19		2,155	2,316,625
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		7,725	8,149,875
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16	(e)	3,310	3,587,213
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15		2,116	2,311,730
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		10,765	11,626,200
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375%	09/01/18		1,625	1,659,531
HealthSouth Corp., Gtd. Notes	B1	7.250%	10/01/18		6,508	7,012,370
HealthSouth Corp., Gtd. Notes	B1	7.750%	09/15/22		1,974	2,117,115
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19	(e)	7,905	8,418,825
Mallinckrodt International Finance SA, Gtd. Notes, 144A	Ba2	4.750%	04/15/23		5,175	4,920,416
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18		5,800	6,249,500
MPH Intermediate Holding Co. 2, Sr. Unsec’d. Notes, PIK, 144A (original cost $4,000,000; purchased 07/22/13)	Caa1	8.375%	08/01/18	(c)(d)	4,000	4,097,500
Pinnacle Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.500%	10/01/23	(e)	3,050	3,137,688
ResCare, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19		4,950	5,531,625
Select Medical Corp., Gtd. Notes, 144A	B3	6.375%	06/01/21		4,225	4,003,188
STHI Holding Corp., Sec’d. Notes, 144A (original cost $1,225,000; purchased 03/11/11)	B2	8.000%	03/15/18	(c)(d)	1,225	1,319,938
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)	Caa1	10.000%	07/15/17	(c)(d)	8,200	8,487,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.500%	04/01/21	(e)	5,025	4,710,938

Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.750%	06/01/20		4,025	3,874,063
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18		5,225	5,577,688
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.375%	10/01/21	(e)	4,545	4,192,763
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	10/01/20	(e)	3,575	3,655,438
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	B3	8.125%	04/01/22	(e)	7,125	7,436,719
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18		12,950	13,694,625
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	B1	7.500%	07/15/21	(e)	2,375	2,559,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	B1	7.000%	10/01/20	(e)	1,975	2,093,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes	B3	7.750%	09/15/18	(e)	6,025	6,537,125

						273,775,391

Lodging — 0.3%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Gtd. Notes, 144A	B3	5.625%	10/15/21		5,775	5,789,438
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18		3,700	4,171,750

						9,961,188

Media & Entertainment — 5.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20		17,584	20,045,760
AMC Networks, Inc., Gtd. Notes	B1	4.750%	12/15/22		2,150	2,010,250
AMC Networks, Inc., Gtd. Notes	B1	7.750%	07/15/21	(e)	1,775	1,974,688
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750%	06/01/27		4,000	4,240,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19		4,550	4,902,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		2,125	2,329,531
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21		2,350	2,244,250
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22		4,850	4,546,875
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16	(e)	11,075	9,939,813
Clear Channel Communications, Inc., Gtd. Notes, PIK	Ca	11.000%	08/01/16	(e)	1,932	1,738,363
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18		625	456,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22		2,970	3,014,550
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	(e)	2,577	2,628,540
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20	(e)	2,700	2,767,500
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19		4,075	4,625,125
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000%	10/15/20		8,344	6,258,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	(e)	5,700	6,084,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23	(e)	13,000	12,155,000
LIN Television Corp., Gtd. Notes	B3	6.375%	01/15/21		2,375	2,375,000
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18		2,875	3,061,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	B2	9.750%	04/01/21	(e)	5,200	5,512,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250%	10/15/20	(e)	4,475	3,826,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,850,000; purchased 07/30/13)	B1	5.000%	08/01/18	(c)(d)	4,850	4,947,000
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22		4,350	4,437,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	Caa1	6.875%	11/15/20		4,175	4,248,063
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18		2,675	2,909,063
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19		2,000	2,170,000
Sinclair Television Group, Inc., Gtd. Notes	B1	5.375%	04/01/21	(e)	4,850	4,607,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	6.375%	11/01/21		3,925	3,944,625
Sinclair Television Group, Inc., Sr. Unsec’d. Notes	B1	6.125%	10/01/22		3,900	3,870,750

SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		11,375	12,512,500
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17		2,025	2,106,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23	(e)	2,000	1,915,000
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19		2,000	2,120,000
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18		4,450	5,128,625

						161,652,996

Metals — 3.1%
AK Steel Corp., Gtd. Notes	Caa1	8.375%	04/01/22	(e)	1,500	1,263,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.000%(a)	03/01/21	(e)	3,000	3,075,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	(e)	11,800	12,508,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.750%(a)	02/25/22	(e)	3,000	3,157,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%(a)	02/15/15		4,350	4,768,688
Arch Coal, Inc., Gtd. Notes	B3	7.250%	10/01/20	(e)	1,425	1,075,875
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875%	06/15/19		2,525	2,247,250
BlueScope Steel Ltd./BlueScope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18	(e)	2,775	2,851,313
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17		6,875	7,304,688
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20	(e)	2,875	2,774,375
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17	(e)	4,000	4,100,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	(e)	2,760	2,822,100
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.875%	02/01/18	(e)	1,200	1,254,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	(e)	1,250	1,287,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	8.250%	11/01/19	(e)	2,827	3,046,093
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21		1,200	1,230,000
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	(e)	7,675	8,212,250
GrafTech International Ltd., Gtd. Notes	Ba2	6.375%	11/15/20		2,650	2,676,500
Iamgold Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20		1,925	1,679,563
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20		1,000	1,117,500
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,200,000; purchased 05/17/13)	Caa1	8.625%	06/15/21	(c)(d)	1,200	1,203,000
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	6.250%	11/15/22		6,775	6,588,688
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18		6,250	6,234,375
Peabody Energy Corp., Gtd. Notes	Ba2	6.250%	11/15/21	(e)	1,625	1,576,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18		3,275	3,520,625

						87,574,883

Non-Captive Finance — 3.4%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19		3,325	3,158,750
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%	08/15/17		1,025	1,044,219
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17		4,800	5,046,000
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	08/15/22	(e)	24,500	23,948,750
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18	(e)	6,925	7,253,938
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.375%	05/15/20		750	776,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.750%	02/15/15	(e)	3,150	3,260,250
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20		675	624,375
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%	05/01/19		1,110	976,800
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	Baa2	5.911%(a)	11/30/35		100	102,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%	09/01/16		175	192,063
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	7.125%	09/01/18		525	586,688
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18		3,525	3,406,031

International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.875%	08/15/22	(e)	2,500	2,462,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	(e)	2,120	2,226,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.750%(a)	03/15/17	(e)	2,000	2,295,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.875%	09/01/17		1,200	1,389,000
Jet Equipment Trust 1994-A, Equipment Trust, 144A	NR	10.000%(a)	12/15/13	(c)(f)	68	54,456
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A	NR	7.630%(a)	02/15/15	(c)(f)	11	8
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	07/01/21		2,850	2,728,875
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.000%	07/15/21		2,375	2,446,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20		1,900	2,052,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	5.400%	12/01/15	(e)	9,665	10,003,275
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17		11,475	11,991,375
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A	Caa1	6.000%	06/01/20	(e)	8,275	7,944,000

						95,968,853

Packaging — 2.4%
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	B3	9.125%	10/15/20	(e)	5,450	5,777,000
Ardagh Packaging Finance PLC (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17	(e)	2,664	2,850,480
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	B3	7.000%	11/15/20	(e)	5,600	5,376,000
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21		4,875	5,630,625
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	11/01/17		2,075	2,168,375
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $6,877,500; purchased 10/24/12-04/30/13)	Caa2	9.500%	11/01/17	(c)(d)	6,625	6,890,000
BWAY Holding Co., Gtd. Notes (original cost $1,002,500; purchased 10/05/11)	Caa1	10.000%	06/15/18	(c)(d)	1,000	1,090,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17		4,970	5,491,850
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,075,000; purchased 09/25/13)	Caa1	6.500%	10/01/21	(c)(d)	3,075	3,105,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa1	8.250%	02/15/21	(e)	2,300	2,317,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.875%	08/15/19	(e)	6,175	6,699,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	5.750%	10/15/20		10,450	10,489,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%	02/15/21	(e)	1,575	1,681,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%	08/15/19	(e)	2,750	3,025,000
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500%	12/01/20		725	759,438
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21		4,000	4,530,000
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23	(e)	1,725	1,634,438

						69,516,582

Paper — 0.3%
Domtar Corp., Gtd. Notes	Baa3	10.750%	06/01/17	(e)	1,125	1,412,168
Graphic Packaging International, Inc., Gtd. Notes	Ba3	7.875%	10/01/18		1,375	1,498,750
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18		5,750	5,750,000

						8,660,918

Pipelines & Other — 2.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	Ba2	7.000%	05/20/22		5,635	5,860,400
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21		1,240	1,277,200
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%	10/15/20		4,300	4,601,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B3	8.625%	06/15/20	(e)	3,659	3,796,213
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000%	12/15/20		2,900	2,878,250
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500%	04/15/23	(e)	3,275	3,144,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(e)	B1	5.750%	09/01/20		5,225	5,251,125
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,664,483; purchased 01/10/13-06/13/13)	Ba2	6.000%	01/15/19	(c)(d)(e)	8,722	7,675,360
Selectica, Inc. (Escrow Shares)	NR	0.000%(j)	12/31/49		1,350	—
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	08/01/21	(e)	2,400	2,568,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.375%	08/01/22		798	829,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21		8,050	8,593,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18		4,350	4,698,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	Ba3	4.250%	11/15/23	(e)	4,975	4,502,375
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Gtd. Notes	B1	5.875%	10/01/20		1,575	1,571,063
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Gtd. Notes	B1	6.125%	10/15/21		3,025	3,040,125

						60,286,406

Real Estate Investment Trusts — 1.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%	02/15/19		16,150	17,320,875
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	B2	6.375%	11/15/22	(e)	2,850	2,828,625
DuPont Fabros Technology LP, Sr. Unsec’d. Notes, 144A	Ba1	5.875%	09/15/21		4,125	4,125,000
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23		5,275	4,925,531
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		1,076	1,158,045
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750%	10/15/22		475	510,625
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	7.500%	02/15/20		825	897,188
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%	06/01/23		2,800	2,674,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20		1,875	2,052,491
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21		7,250	7,946,558

						44,438,938

Retailers — 2.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19	(e)	4,525	5,045,375
Claire’s Stores, Inc., Gtd. Notes, 144A	Caa2	7.750%	06/01/20	(e)	2,350	2,297,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20	(e)	1,300	1,287,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19		2,900	3,211,750
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000%	05/01/23		1,900	1,790,750
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	Ba3	5.500%	10/15/20		9,550	9,630,335
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,167,688; purchased 06/06/13-09/17/13)	B2	9.250%	06/15/21	(c)(d)	5,175	5,317,313
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22		3,885	3,982,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.500%	08/01/18	(e)	3,900	3,948,750
Murphy Oil USA, Inc., Gtd. Notes, 144A	Ba3	6.000%	08/15/23	(e)	2,000	1,990,000

New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.000%	06/15/18	(e)	2,050	2,101,250
Pantry Inc. (The), Gtd. Notes	Caa1	8.375%	08/01/20		14,700	15,508,500
Penske Automotive Group, Inc., Gtd. Notes	B2	5.750%	10/01/22		5,375	5,267,500
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $3,674,438; purchased 10/04/12-12/19/12)	Caa1	8.500%	10/15/17	(c)(d)	3,675	3,730,125
Sonic Automotive, Inc., Gtd. Notes	B3	5.000%	05/15/23		1,650	1,509,750
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500%	12/01/17	(e)	3,381	3,541,598
Toys “R” Us, Inc., Sr. Unsec’d. Notes	Caa1	10.375%	08/15/17	(e)	4,800	4,620,000

						74,779,246

Technology — 9.0%
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	5.625%	09/15/21		3,000	3,003,750
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	6.125%	09/15/23		2,900	2,914,500
Ancestry.com, Inc., Gtd. Notes	B3	11.000%	12/15/20		1,750	1,995,000
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	10/15/18	(e)	4,675	4,675,000
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18		2,225	2,358,500
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.000%	06/15/21		5,825	5,941,500
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21	(e)	12,500	10,125,000
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	07/15/21	(e)	4,815	4,995,563
Brightstar Corp., Gtd. Notes, 144A (original cost $6,940,850; purchased 11/23/10-06/13/12)	B1	9.500%	12/01/16	(c)(d)	6,845	7,153,025
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,408,490; purchased 07/26/13-08/09/13)	B1	7.250%	08/01/18	(c)(d)(e)	9,500	9,262,500
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19		16,800	18,564,000
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17		5,704	5,932,160
Ceridian Corp., Gtd. Notes	Caa2	11.250%(a)	11/15/15		17,425	17,599,250
Ceridian Corp., Gtd. Notes, PIK	Caa2	12.250%	11/15/15	(e)	524	529,240
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21		1,950	2,257,125
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $14,608,075; purchased 05/22/13-09/26/13)	Caa1	6.625%	06/01/20	(d)	14,630	14,556,850
CommScope, Inc., Gtd. Notes, 144A (original cost $14,075,138; purchased 01/11/11-07/09/13)	B3	8.250%	01/15/19	(c)(d)(e)	13,965	15,256,763
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.000%	05/01/21		5,750	5,663,750
CoreLogic, Inc., Gtd. Notes	B1	7.250%	06/01/21		2,825	3,008,625
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21		3,967	4,363,700
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21		16,505	16,752,575
First Data Corp., Gtd. Notes, 144A	Caa1	11.250%	01/15/21	(e)	5,450	5,695,250
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20	(e)	720	757,800
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	(e)	3,875	4,194,688
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17		7,659	7,769,098
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18		7,520	8,328,400
Iron Mountain, Inc., Gtd. Notes	Ba1	6.000%	08/15/23	(e)	7,050	6,997,125
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23		5,800	5,952,250
Nortel Networks Ltd. (Canada), Gtd. Notes	NR	10.125%(a)	07/15/13	(c)(f)(k)	3,050	3,522,750
Nuance Communications, Inc., Gtd. Notes, 144A	B1	5.375%	08/15/20	(e)	2,275	2,149,875
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21		2,910	2,953,650
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	9.750%	08/01/18	(e)	639	717,917
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800%	10/01/16		264	298,320
Sensata Technologies BV, Gtd. Notes, 144A	B1	4.875%	10/15/23		6,775	6,300,750
Sensata Technologies BV, Gtd. Notes, 144A	B1	6.500%	05/15/19	(e)	3,531	3,795,825
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19		8,915	9,672,775
SunGard Data Systems, Inc., Gtd. Notes	Caa1	6.625%	11/01/19		2,675	2,728,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.375%	11/15/18		500	530,000

Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19		4,830	5,204,325
TransUnion Holding Co., Inc, Sr. Unsec’d. Notes	Caa1	8.125%	06/15/18		750	795,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	Caa1	9.625%	06/15/18		13,050	14,126,625
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		6,946	7,718,743

						257,118,042

Telecommunications — 5.2%
Avanti Communications Group PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Caa1	10.000%	10/01/19		3,600	3,636,000
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.150%	09/15/19	(e)	1,551	1,609,163
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	01/15/28		4,000	3,640,000
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23	(e)	5,150	4,738,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20		6,100	6,313,500
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20		6,315	7,325,400
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23	(e)	1,950	1,945,125
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24	(e)	1,075	1,075,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14		8	8,300
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22		4,400	4,807,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21		1,850	2,118,250
Level 3 Financing, Inc., Gtd. Notes	B3	7.000%	06/01/20	(e)	3,625	3,661,250
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	(e)	1,275	1,364,250
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20	(e)	2,250	2,458,125
MetroPCS Wireless, Inc., Gtd. Notes	Ba3	6.625%	11/15/20		350	362,688
MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.625%	04/01/23	(e)	1,975	1,979,938
NII Capital Corp., Gtd. Notes	Caa2	7.625%	04/01/21	(e)	4,233	3,005,430
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30		750	794,556
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500%	04/15/20		16,075	15,448,075
Sprint Capital Corp., Gtd. Notes	B1	6.875%	11/15/28		12,720	11,352,600
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19	(e)	13,275	13,640,063
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	9.000%	11/15/18		1,575	1,846,688
Sprint Nextel Corp., Gtd. Notes, 144A	Ba2	7.000%	03/01/20		4,225	4,541,875
Sprint Nextel Corp., Gtd. Notes, 144A	B1	7.875%	09/15/23		2,575	2,626,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.000%	11/15/22		1,325	1,219,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	7.000%	08/15/20		2,075	2,111,313
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	9.125%	03/01/17	(e)	2,250	2,587,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A (original cost $12,159,103; purchased 07/01/09-07/03/12)	B3	11.750%	07/15/17	(d)	12,510	13,291,875
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A (original cost $4,370,212; purchased 11/18/10)	Ba3	7.250%	02/15/18	(c)(d)(e)	4,400	4,554,000
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A (original cost $9,432,147; purchased 12/10/09-07/15/13)	Caa1	12.250%	07/15/17	(d)(e)	9,528	9,409,310
Windstream Corp., Gtd. Notes	B1	6.375%	08/01/23	(e)	6,675	6,107,625
Windstream Corp., Gtd. Notes	B1	7.500%	06/01/22		925	922,688
Windstream Corp., Gtd. Notes	B1	7.500%	04/01/23	(e)	5,085	5,021,438
Windstream Corp., Gtd. Notes	B1	7.750%	10/15/20	(e)	2,525	2,607,063

						148,129,588

Tobacco — 0.4%
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%	02/15/21		11,905	12,321,675

TOTAL CORPORATE BONDS (cost $2,632,094,175)						2,684,828,894

	Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust(c)	500,000	500

Electric
NRG Energy, Inc.	772	21,099

Media
DEX Media, Inc.(e)	36,485	296,623
Liberty Global PLC (United Kingdom) (Class A Stock)	2,200	174,570
Liberty Global PLC (United Kingdom) (Class C Stock)	1,642	123,856

		595,049

Pipelines & Other
SemGroup Corp. (Class A Stock)	3,493	199,171

Telecommunications
Netia SA (Poland)	227,114	356,360

TOTAL COMMON STOCKS (cost $25,860,723)		1,172,179

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 09/25/00)(c)(d)	3,000	219,000

Cable
Adelphia Communications Corp. Class A Stock (c)	5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)		219,005

WARRANTS*(i)
	Units
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 06/30/11)(c)(d)	5,557	56

Pipelines & Other
Semgroup Corp., expiring 11/30/14	3,676	117,729

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	19,187	249,431

TOTAL WARRANTS (cost $320,316)		367,216

TOTAL LONG-TERM INVESTMENTS (cost $2,727,747,838)		2,759,020,958

SHORT-TERM INVESTMENTS — 20.6%
	Shares
AFFILIATED MONEY MARKET MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $4,996,911)(g)	526,269	4,889,040
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $583,019,616; includes $545,125,654 of cash collateral for securities on loan)(g)(h)	583,019,616	583,019,616

TOTAL SHORT-TERM INVESTMENTS (cost $588,016,527)		587,908,656

TOTAL INVESTMENTS — 117.1% (cost $3,315,764,365)		3,346,929,614
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (17.1)%		(489,193,273)

NET ASSETS — 100.0%		$2,857,736,341

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind

*	Non-income producing security.
†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $209,753,044. The aggregate value of $214,864,228, is approximately 7.5% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $529,387,968; cash collateral of $545,125,654 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such security may be in default.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(j)	Represents zero coupon bond or step coupon bond. Rate represents yield to maturity at purchase date.
(k)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at September 30, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy. Inc.	03/20/16	4.100%	3,150	1.790%	$210,375	$—	$210,375	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.18.V1	06/20/17	5.000%	4,950	$376,915	$(149,531)	$526,446	Barclays Bank PLC
CDX.NA.HY.18.V1	06/20/17	5.000%	12,870	979,979	(1,020,663)	2,000,642	Morgan Stanley Capital Services
CDX.NA.HY.19.V1	12/20/17	5.000%	6,500	469,501	297,917	171,584	Bank of America NA
CDX.NA.HY.19.V1	12/20/17	5.000%	6,000	433,386	10,833	422,553	Barclays Bank PLC
CDX.NA.HY.20.V1	06/20/18	5.000%	20,000	1,200,171	1,397,222	(197,051)	Barclays Bank PLC
CDX.NA.HY.500	06/20/17	5.000%	9,900	753,830	(679,938)	1,433,768	Goldman Sachs International

				$4,213,782	$(144,160)	$4,357,942

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreements, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices services as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,447,995	$—
Residential Mortgage-Backed Securities	—	922,423	—
Bank Loans	—	39,106,569	16,991,875
Collateralized Mortgage Obligations	—	1,964,802	—
Corporate Bonds	—	2,666,414,203	18,414,691
Common Stocks	1,171,679	—	500
Preferred Stocks	—	—	219,005
Warrants	249,431	117,729	56
Affiliated Money Market Mutual Funds	587,908,656	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	4,568,317	—

Total	$589,329,766	$2,726,542,038	$35,626,127

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/12	$17,933,125	$17,604,246	$500	$222,005	$56
Realized gain (loss)	—	(2,976)	114	—	—
Change in unrealized appreciation (depreciation)**	53,455	(326,780)	—	(3,000)	—
Purchases	4,207,500	11,472,500	—	—	—
Sales	(24,540)	(593,392)	(114)	—	—
Accrued discount/premium	22,335	(28,236)

Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	(5,200,000)	(9,710,671)	—	—	—

Balance as of 09/30/13	$16,991,875	$18,414,691	$500	$219,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, ($276,325) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfered out at the fair value as of the beginning of the period. At the reporting period end, there was one Bank Loan and one Corporate Bond transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using Fixed Income Securities Valuation Model.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	58,195	$ 6,837,913

Automobiles — 1.9%
Tesla Motors, Inc.*(a)	23,234	4,493,920

Biotechnology — 7.7%
Biogen Idec, Inc.*	30,809	7,417,575
BioMarin Pharmaceutical, Inc.*	71,268	5,146,975
Gilead Sciences, Inc.*(a)	89,429	5,619,718

		18,184,268

Capital Markets — 1.4%
Morgan Stanley	125,915	3,393,409

Chemicals — 2.3%
Monsanto Co.	50,878	5,310,137

Computers & Peripherals — 2.5%
Apple, Inc.	12,602	6,008,004

Electronic Equipment & Instruments — 3.2%
Flextronics International Ltd. (Singapore)*	821,456	7,467,035

Energy Equipment & Services — 2.8%
Halliburton Co.	138,011	6,645,230

Food Products — 5.4%
Bunge Ltd.	82,282	6,246,027
Mondelez International, Inc. (Class A Stock)	210,758	6,622,016

		12,868,043

Healthcare Providers & Services — 2.9%
UnitedHealth Group, Inc.	95,213	6,818,203

Hotels, Restaurants & Leisure — 5.1%
Carnival Corp.	190,029	6,202,547
International Game Technology	312,955	5,924,238

		12,126,785

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	230,560	4,479,781

Insurance — 2.8%
MetLife, Inc.	140,585	6,600,466

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.*	23,695	7,408,005
priceline.com, Inc.*	7,278	7,357,694

		14,765,699

Internet Software & Services — 8.6%
Facebook, Inc. (Class A Stock)*	95,138	4,779,733
Google, Inc. (Class A Stock)*	8,357	7,319,980
LinkedIn Corp. (Class A Stock)*	33,196	8,168,208

		20,267,921

IT Services — 3.6%
MasterCard, Inc. (Class A Stock)	12,812	8,619,657

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*(a)	44,429	3,591,196

Machinery — 1.8%
Cummins, Inc.	32,390	4,303,659

Media — 1.8%
Liberty Global PLC (United Kingdom) (Class C Stock)*	56,843	4,287,667

Metals & Mining — 1.5%
Kinross Gold Corp. (Canada)	690,205	3,485,535

Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	74,201	6,899,951
Cobalt International Energy, Inc.*	221,178	5,498,485
Marathon Oil Corp.	176,032	6,139,996

		18,538,432

Personal Products — 2.0%
Avon Products, Inc.	227,445	4,685,367

Pharmaceuticals — 3.6%
Actavis, Inc.*	44,108	6,351,552
Allergan, Inc.	24,471	2,213,402

		8,564,954

Software — 5.5%
Microsoft Corp.	160,322	5,340,326
Salesforce.com, Inc.*(a)	147,241	7,643,280

		12,983,606

Specialty Retail — 5.7%
Inditex SA (Spain), ADR	215,500	6,648,175
TJX Cos., Inc. (The)	122,123	6,886,516

		13,534,691

Textiles, Apparel & Luxury Goods — 5.4%
Michael Kors Holdings Ltd.*	91,217	6,797,491
NIKE, Inc. (Class B Stock)	81,986	5,955,463

		12,752,954

Wireless Telecommunication Services — 0.9%
NII Holdings, Inc.*	361,496	2,194,281

TOTAL LONG-TERM INVESTMENTS (cost $177,512,726)		233,808,813

SHORT-TERM INVESTMENT — 10.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,465,695; includes $18,458,430 of cash collateral for securities on loan)(b)(c)	24,465,695	24,465,695

TOTAL INVESTMENTS — 109.0% (cost $201,978,421)		258,274,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(21,276,805)

NET ASSETS — 100.0%		$236,997,703

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,989,730; cash collateral of $18,458,430 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$233,808,813	$—	$—
Affiliated Money Market Mutual Fund	24,465,695	—	—

Total	$258,274,508	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 6.1%
Boeing Co. (The)	279,677	$ 32,862,048
Precision Castparts Corp.	107,911	24,521,696
Rolls-Royce Holdings PLC (United Kingdom)*	384,008	6,909,057
United Technologies Corp.	224,264	24,180,144

		88,472,945

Automobiles — 0.3%
Tesla Motors, Inc.*(a)	24,814	4,799,524

Beverages — 1.4%
Diageo PLC (United Kingdom)	497,560	15,816,239
Monster Beverage Corp.*(a)	76,732	4,009,247

		19,825,486

Biotechnology — 8.6%
Alexion Pharmaceuticals, Inc.	193,163	22,437,814
Biogen Idec, Inc.	135,904	32,720,247
Celgene Corp.	116,495	17,932,075
Foundation Medicine, Inc.*	2,131	84,473
Gilead Sciences, Inc.*(a)	481,664	30,267,766
Vertex Pharmaceuticals, Inc.*	270,500	20,509,310

		123,951,685

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	125,492	19,854,089
Morgan Stanley	602,170	16,228,482

		36,082,571

Chemicals — 2.3%
Monsanto Co.	324,191	33,835,815

Computers & Peripherals — 5.2%
Apple, Inc.	124,509	59,359,666
EMC Corp.	551,474	14,095,675
NCR Corp.*	59,432	2,354,102

		75,809,443

Energy Equipment & Services — 1.3%
FMC Technologies, Inc.*	255,806	14,176,769
Schlumberger Ltd.	53,924	4,764,725

		18,941,494

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	240,327	27,666,444
Sprouts Farmers Market, Inc.*	18,916	839,681
Whole Foods Market, Inc.	430,338	25,174,773

		53,680,898

Food Products — 2.1%
Mead Johnson Nutrition Co.	131,172	9,740,833
Mondelez International, Inc. (Class A Stock)	672,203	21,120,618

		30,861,451

Healthcare Equipment & Supplies — 1.2%
Abbott Laboratories	523,747	17,383,163

Healthcare Providers & Services — 2.4%
Express Scripts Holding Co.	300,319	18,553,708
UnitedHealth Group, Inc.	217,849	15,600,167

		34,153,875

Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.	36,518	15,655,267
Dunkin’ Brands Group, Inc.	384,816	17,416,772
Starbucks Corp.	267,307	20,574,620

		53,646,659

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.	165,593	51,770,996
Netflix, Inc.*(a)	37,224	11,510,033
priceline.com, Inc.*	40,948	41,396,381

		104,677,410

Internet Software & Services — 10.3%
eBay, Inc.*	343,220	19,148,244
Facebook, Inc. (Class A Stock)*	619,592	31,128,302
Google, Inc. (Class A Stock)	64,673	56,647,727
LinkedIn Corp. (Class A Stock)*	129,991	31,985,585
Rackspace Hosting, Inc.*(a)	187,968	9,917,192

		148,827,050

IT Services — 6.2%
MasterCard, Inc. (Class A Stock)	88,412	59,481,825
Visa, Inc. (Class A Stock)	154,807	29,583,618

		89,065,443

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*(a)	221,723	17,921,870

Media — 3.0%
Discovery Communications, Inc. (Class A Stock)*(a)	207,898	17,550,749
Walt Disney Co. (The)(a)	406,871	26,239,111

		43,789,860

Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc.*	181,380	19,735,958
Enbridge, Inc. (Canada)(a)	38,484	1,606,322
EOG Resources, Inc.	111,742	18,915,686

		40,257,966

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	373,891	26,134,981

Pharmaceuticals — 5.0%
Allergan, Inc.	226,988	20,531,065
Bristol-Myers Squibb Co.	319,604	14,791,273
Novo Nordisk A/S (Denmark), ADR	139,012	23,523,611
Perrigo Co.(a)	107,452	13,257,428

		72,103,377

Real Estate Investment Trusts — 0.8%
American Tower Corp.	162,181	12,022,478

Road & Rail — 2.5%
Canadian Pacific Railway Ltd. (Canada)	99,486	12,266,624
Union Pacific Corp.	149,402	23,208,107

		35,474,731

Semiconductors & Semiconductor Equipment — 1.3%
ARM Holdings PLC (United Kingdom), ADR(a)	375,142	18,051,833

Software — 6.5%
FireEye, Inc.*	57,656	2,394,454
Red Hat, Inc.*	373,415	17,229,368
Salesforce.com, Inc.*(a)	554,161	28,766,498
Splunk, Inc.*	238,091	14,294,984
Tableau Software, Inc. (Class A Stock)	4,239	301,986
VMware, Inc. (Class A Stock)*(a)	228,044	18,448,760
Workday, Inc. (Class A Stock)*	148,397	12,009,769

		93,445,819

Specialty Retail — 4.0%
Inditex SA (Spain)	182,791	28,195,990
TJX Cos., Inc. (The)	533,330	30,074,479

		58,270,469

Textiles, Apparel & Luxury Goods — 5.9%
Luxottica Group SpA (Italy)	298,514	15,818,821
Michael Kors Holdings Ltd. (Hong Kong)	156,449	11,658,579
NIKE, Inc. (Class B Stock)	415,438	30,177,416
Ralph Lauren Corp.	87,054	14,340,405
Swatch Group AG (The) (Bearer Shares)(Switzerland)	14,359	9,247,512
Under Armour, Inc.*(a)	51,735	4,110,346

		85,353,079

TOTAL LONG-TERM INVESTMENTS (cost $848,336,196)		1,436,841,375

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $129,696,365; includes $122,833,060 of cash collateral for securities on loan)(b)(c)	129,696,365	129,696,365

TOTAL INVESTMENTS — 108.3% (cost $978,032,561)		1,566,537,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(119,854,370)

NET ASSETS — 100.0%		$ 1,446,683,370

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,055,921; cash collateral of $122,833,060 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,360,853,756	$75,987,619	$—
Affiliated Money Market Mutual Fund	129,696,365	—	—

Total	$1,490,550,121	$75,987,619	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 100.0%
CERTIFICATES OF DEPOSIT — 12.6%
Bank of Montreal	0.273%(a)	06/18/14	7,000	$ 7,000,000
Bank of Montreal (Chicago Branch)	0.304%(a)	11/15/13	5,000	5,001,025
Bank of Montreal (Chicago Branch)	0.723%(a)	10/03/13	3,000	3,000,098
Bank of Nova Scotia	0.252%(a)	06/19/14	5,000	5,000,000
Bank of Nova Scotia	0.814%(a)	01/27/14	4,000	4,006,617
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.210%	01/10/14	7,000	7,000,000
Branch Banking & Trust Co.	0.140%	11/01/13	8,000	8,000,000
DNB Bank ASA	0.255%	01/24/14	4,000	3,999,936
JPMorgan Chase & Co.	0.250%	10/02/13	4,000	4,000,000
JPMorgan Chase Bank NA	0.200%	11/18/13	4,000	4,000,000
JPMorgan Chase Bank NA	0.299%(a)	07/31/14	4,500	4,500,000
JPMorgan Chase Bank NA	0.330%	02/18/14	3,000	3,000,000
National Australia Bank Ltd.	1.518%(a)	01/17/14	5,000	5,019,376
Norinchukin Bank (NY Branch)	0.160%	10/04/13	6,000	6,000,000
Rabobank Nederland (NY Branch)	0.351%(a)	01/06/14	3,000	3,001,347
Royal Bank of Canada (NY Branch)	0.300%(a)	03/26/14	4,000	4,000,000
Royal Bank of Canada	0.310%(a)	01/25/14	1,000	1,000,000
Societe Generale SA	0.180%	11/07/13	1,000	1,000,000
Sumitomo Mitsui Banking Corp. (NY Branch)	0.230%	01/13/14	7,000	7,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.160%	10/09/13	5,000	5,000,000
Svenska Handelsbanken	0.220%	12/02/13	3,000	3,000,076
Toronto Dominion Bank	0.250%(a)	07/27/14	4,000	4,000,000
Wells Fargo Bank NA	0.182%(a)	12/06/13	5,000	5,000,000
Wells Fargo Bank NA	0.210%	03/27/14	4,000	4,000,000
Wells Fargo Bank NA	0.230%(a)	08/20/14	3,000	3,000,000
Wells Fargo Bank NA	0.232%(a)	07/11/14	2,000	2,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $111,528,475)				111,528,475

COMMERCIAL PAPER — 22.9%
ABN AMRO Funding USA LLC, 144A(b)	0.280%	01/06/14	3,000	2,997,737
ABN AMRO Funding USA LLC, 144A(b)	0.280%	01/07/14	3,000	2,997,713
BHP Billiton Finance USA Ltd., 144A(b)	0.150%	01/23/14	5,000	4,997,625
Caisse Centrale Desjardins du Quebec, 144A(b)	0.140%	10/21/13	10,000	9,999,222
Caisse Centrale Desjardins du Quebec, 144A(b)	0.195%	01/29/14	9,000	8,994,150
CPPIB Capital, Inc., 144A(b)	0.150%	11/20/13	2,000	1,999,583
CPPIB Capital, Inc., 144A(b)	0.180%	01/16/14	5,000	4,997,325
DNB Bank ASA, 144A(b)	0.190%	01/15/14	2,000	1,998,881
DNB Bank ASA, 144A(b)	0.200%	11/04/13	2,000	1,999,622
DNB Bank ASA, 144A	0.262%(a)	06/11/14	3,000	3,000,000
DNB Bank ASA, 144A	0.266%(a)	09/10/14	5,000	5,000,000
DNB Bank ASA, 144A	0.346%(a)	01/22/14	2,000	2,000,000
Electricite de France, 144A(b)	0.190%	10/23/13	5,000	4,999,419
Electricite de France, 144A(b)	0.210%	10/08/13	3,000	2,999,878
Electricite de France, 144A(b)	0.210%	10/25/13	5,000	4,999,300
Exxon Mobil Corp.(b)	0.120%	10/01/13	20,000	20,000,000
General Electric Capital Corp.(b)	0.240%	01/28/14	2,000	1,998,413
HSBC Bank PLC, 144A	0.329%(a)	01/31/14	6,000	6,000,000
IFC Discount Note(b)	0.060%	11/19/13	4,000	3,999,673
ING (U.S.) Funding LLC(b)	0.250%	11/14/13	4,000	3,998,863
International Bank for Reconstruction & Development(b)	0.080%	10/15/13	5,000	4,999,844
International Bank for Reconstruction & Development(b)	0.080%	10/22/13	2,000	1,999,907
International Bank for Reconstruction & Development(b)	0.109%	10/04/13	10,000	9,999,900
International Finance Corp.(b)	0.080%	10/23/13	2,000	1,999,902

International Finance Corp.(b)	0.096%	10/16/13	2,000	1,999,917
National Oil Well Varco, Inc., 144A(b)	0.120%	11/25/13	3,000	2,999,450
Nordea Bank AB, 144A(b)	0.230%	11/21/13	2,000	1,999,348
Nordea Bank AB, 144A(b)	0.245%	01/24/14	4,000	3,996,869
Nordea Bank AB, 144A(b)	0.250%	02/18/14	1,000	999,028
Ontario (Province of)(b)	0.070%	10/17/13	5,000	4,999,844
PNC Bank NA	0.240%	02/10/14	4,000	4,000,000
PNC Bank NA	0.280%	01/28/14	7,000	7,000,000
PSP Capital, Inc., 144A(b)	0.140%	11/18/13	4,000	3,999,253
PSP Capital, Inc., 144A(b)	0.200%	12/11/13	3,000	2,998,817
Quebec (Province of), 144A(b)	0.150%	01/06/14	4,000	3,998,383
Schulumberger Investment SA, 144A(b)	0.160%	12/05/13	12,000	11,996,533
Skandinaviska Enskilda Banken AB, 144A(b)	0.210%	01/03/14	5,000	4,997,258
Societe Generale North America, Inc.(b)	0.200%	10/03/13	3,000	2,999,967
Societe Generale North America, Inc.(b)	0.200%	10/31/13	2,000	1,999,667
State Street Corp.(b)	0.150%	10/07/13	2,000	1,999,950
Sumitomo Mitsui Banking Corp., 144A(b)	0.160%	10/03/13	2,780	2,779,975
Swedbank AB(b)	0.210%	12/12/13	7,000	6,997,060
Toronto Dominion Holdings USA, Inc., 144A(b)	0.200%	11/18/13	4,500	4,498,800
Toronto Dominion Holdings USA, Inc., 144A(b)	0.250%	02/18/14	3,000	2,997,083
Toyota Motor Credit Corp.(b)	0.180%	10/02/13	3,000	2,999,985

TOTAL COMMERCIAL PAPER (cost $202,234,144)				202,234,144

OTHER CORPORATE OBLIGATIONS — 10.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.373%(a)	12/20/13	2,000	2,000,584
General Electric Capital Corp., Sr. Unsec’d. Notes	0.514%(a)	09/15/14	7,635	7,654,728
General Electric Capital Corp., Sr. Unsec’d. Notes	1.121%(a)	01/07/14	5,000	5,011,557
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	1.068%(a)	01/17/14	6,300	6,313,269
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	2.000%	01/19/14	1,000	1,004,752
ING Bank NV, Sr. Unsec’d. Notes, 144A	1.586%(a)	10/18/13	6,000	6,003,664
ING Bank NV, Sr. Unsec’d. Notes, 144A	2.000%	10/18/13	400	400,340
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.500%	11/26/13	5,452	5,454,997
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.339%(a)	01/10/14	2,000	2,000,000
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.019%(a)	01/10/14	5,931	5,942,095
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	5.125%	06/10/14	500	516,285
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	1.700%	12/10/13	3,000	3,008,596
New York Life Global Funding, Sec’d. Notes, 144A	1.850%	12/13/13	6,600	6,619,824
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	1.750%	10/04/13	2,500	2,500,323
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.412%(a)	09/19/14	4,175	4,180,147
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.895%(a)	07/09/14	3,200	3,215,786
Royal Bank of Canada, Sr. Unsec’d. Notes	0.568%(a)	04/17/14	2,000	2,003,268
Toronto Dominion Bank, Sr. Unsec’d. Notes	0.568%(a)	07/14/14	5,960	5,975,013
Total Capital Canada Ltd., Sr. Unsec’d. Notes	0.648%(a)	01/17/14	3,000	3,003,703
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.258%(a)	12/09/13	4,000	4,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.267%(a)	04/07/14	8,000	8,000,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403%(a)	06/01/14	4,000	4,137,343
Westpac Banking Corp., Sr. Unsec’d. Notes	0.988%(a)	12/09/13	1,500	1,502,136

TOTAL OTHER CORPORATE OBLIGATIONS (cost $90,448,410)				90,448,410

TIME DEPOSITS — 4.9%
Australia & New Zealand Banking Group Ltd.	0.080%	10/01/13	10,000	10,000,000
Australia & New Zealand Banking Group Ltd.(d)	0.250%	11/12/13	11,000	11,000,000
U.S. Bank National Assoc.	0.150%	10/01/13	14,000	14,000,000
U.S. Bank National Assoc.	0.150%	10/03/13	8,000	8,000,000

TOTAL TIME DEPOSITS (cost $43,000,000)				43,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.0%
Federal Home Loan Bank(b)	0.030%	11/27/13	2,000	1,999,905
Federal Home Loan Bank(b)	0.035%	01/03/14	7,000	6,999,360
Federal Home Loan Bank	0.036%(a)	12/11/13	6,000	5,998,546
Federal Home Loan Bank(b)	0.038%	11/14/13	10,000	9,999,536
Federal Home Loan Bank(b)	0.041%	12/26/13	10,000	9,998,973
Federal Home Loan Bank(b)	0.046%	12/27/13	13,000	12,998,550
Federal Home Loan Bank(b)	0.050%	10/04/13 - 10/07/13	24,000	23,999,884
Federal Home Loan Bank(b)	0.059%	10/23/13 - 10/30/13	16,000	15,999,417
Federal Home Loan Bank(b)	0.069%	11/06/13	6,000	5,999,586
Federal Home Loan Bank(b)	0.070%	10/11/13	9,000	8,999,825
Federal Home Loan Bank(b)	0.072%	03/26/14	9,000	8,996,832
Federal Home Loan Bank(b)	0.075%	11/08/13	2,000	1,999,842
Federal Home Loan Bank(b)	0.080%	10/17/13	4,000	3,999,858
Federal Home Loan Bank	0.084%(a)	01/27/14	3,000	2,999,424
Federal Home Loan Bank(b)	0.085%	11/13/13	5,000	4,999,522
Federal Home Loan Bank	0.090%	11/26/13 - 01/30/14	7,000	6,999,571
Federal Home Loan Bank	0.100%	11/01/13 - 12/20/13	19,000	18,999,457
Federal Home Loan Bank	0.100%(a)	01/17/14	12,000	11,999,666
Federal Home Loan Bank(b)	0.100%	02/07/14	6,000	5,997,850
Federal Home Loan Bank	0.104%(a)	06/18/14	5,000	5,000,000
Federal Home Loan Bank	0.121%(a)	08/12/14	6,000	5,999,741
Federal Home Loan Bank	0.122%(a)	05/09/14 - 03/26/15	12,000	11,999,913
Federal Home Loan Bank	0.125%(a)	08/20/14	7,000	7,000,000
Federal Home Loan Bank	0.126%(a)	08/19/14	2,000	2,000,000
Federal Home Loan Bank	0.127%(a)	12/08/14	8,000	7,999,756
Federal Home Loan Bank	0.130%(a)	11/26/13	5,000	4,999,845
Federal Home Loan Bank	0.132%(a)	02/28/14 - 04/04/14	12,000	11,999,072
Federal Home Loan Bank	0.145%(a)	11/13/13	4,000	4,000,000
Federal Home Loan Bank	0.150%(a)	11/26/13	5,000	5,000,000
Federal Home Loan Bank	0.250%	02/14/14	8,000	8,005,559
Federal Home Loan Bank	0.280%	11/04/13	4,000	4,000,620
Federal Home Loan Mortgage Corp.(b)	0.090%	11/06/13	2,000	1,999,820
Federal Home Loan Mortgage Corp.(b)	0.110%	01/21/14	15,000	14,994,867
Federal Home Loan Mortgage Corp.(b)	0.160%	10/22/13 - 10/29/13	11,000	10,998,693
Federal Home Loan Mortgage Corp.	0.375%	11/27/13	8,000	8,002,816
Federal Home Loan Mortgage Corp.	4.875%	11/15/13	11,292	11,357,882
Federal National Mortgage Association(b)	0.079%	11/13/13	6,000	5,999,434

Federal National Mortgage Association(b)	0.143%	12/26/13	2,000	1,999,317
Federal National Mortgage Association	0.160%(a)	06/20/14	2,500	2,500,652
Federal National Mortgage Association	1.250%	02/27/14	4,066	4,085,135

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $309,928,726)				309,928,726

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Notes	0.250%	10/31/13 - 03/31/14	59,000	59,025,301
U.S. Treasury Notes	0.500%	11/15/13	10,000	10,005,028
U.S. Treasury Notes	1.750%	01/31/14	17,000	17,096,013

TOTAL U.S. TREASURY OBLIGATIONS (cost $86,126,342)				86,126,342

REPURCHASE AGREEMENTS(c) — 4.7%
Deutsche Bank Securities, Inc., 0.150%, dated 09/30/13, due 10/01/13 in the amount of $16,912,070 (cost $16,912,000)			16,912	16,912,000
Morgan Stanley, 0.060%, dated 09/30/13, due 10/01/13 in the amount of $25,000,042 (cost $25,000,000)			25,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (cost $41,912,000)				41,912,000

TOTAL INVESTMENTS 100.0% (cost $885,178,097)				885,178,097
OTHER ASSETS IN EXCESS OF LIABILITIES				427,618

NET ASSETS — 100.0%				$ 885,605,715

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by FHLMC (coupon rates 3.000% — 3.500%, maturity dates 06/01/32 — 03/01/43) and FNMA (coupon rates 0.580% — 6.030%, maturity dates 02/26/16 — 10/08/27), with the aggregate value, including accrued interest of $42,750,785.
(d)	Indicates a security or securities that have been deemed illiquid.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$111,528,475	$—
Commercial Paper	—	202,234,144	—
Other Corporate Obligations	—	90,448,410	—
Time Deposits	—	43,000,000	—
U.S. Government Agency Obligations	—	309,928,726	—
U.S. Treasury Obligations	—	86,126,342	—
Repurchase Agreements	—	41,912,000	—

Total	$—	$885,178,097	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 95.2%
Construction Materials — 0.5%
Holcim Ltd. (Switzerland)	2,608	$ 194,447
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	376,851	585,989
PT Semen Indonesia Persero Tbk (Indonesia)	2,970,259	3,339,064
Taiheiyo Cement Corp. (Japan)	54,359	237,704

		4,357,204

Energy Equipment & Services — 23.9%
Baker Hughes, Inc.	4,308	211,523
Cameron International Corp.*	438,971	25,622,737
Core Laboratories NV	67,675	11,451,287
Dresser-Rand Group, Inc.*	131,474	8,203,978
Dril-Quip, Inc.*	268,921	30,858,685
Ensco PLC (Class A Stock)	126,816	6,816,360
FMC Technologies, Inc.*(a)	238,785	13,233,465
Halliburton Co.	573,119	27,595,680
Helmerich & Payne, Inc.	151,702	10,459,853
National Oilwell Varco, Inc.(a)	272,954	21,320,437
Noble Corp.	2,587	97,711
Rowan Cos. PLC (Class A Stock)*	346,779	12,733,725
Schlumberger Ltd.	357,052	31,549,115
Superior Energy Services, Inc.	230,890	5,781,486
Technip SA (France)	1,723	202,284
Tenaris SA (Luxembourg) ADR(a)	2,323	108,670
Weatherford International Ltd.*	13,859	212,458

		206,459,454

Food Products — 0.2%
Adecoagro SA (Argentina)*(a)	245,365	1,818,155

Metals & Mining — 13.8%
African Rainbow Minerals Ltd. (South Africa)	288,544	5,664,645
Agnico Eagle Mines Ltd. (Canada)	2,992	79,198
Alamos Gold, Inc. (Canada)	476,363	7,399,454
Alcoa, Inc.	25,223	204,811
ArcelorMittal (Luxembourg) ADR(a)	15,206	207,866
AXMIN, Inc. (Canada)*	155,620	7,554
B2Gold Corp. (Canada)*(a)	1,567,184	3,910,163
BHP Billiton Ltd. (Australia) ADR(a)	193,442	12,863,893
Constellium NV (Netherlands) (Class A Stock)*	350,674	6,803,076
Eldorado Gold Corp. (Canada)	985,077	6,646,556
First Quantum Minerals Ltd. (Canada)	514,145	9,573,614
First Uranium Corp. (Canada), 144A(c)	400,000	3,883
Freeport-McMoRan Copper & Gold, Inc.	188,137	6,223,572
Glencore Xstrata PLC (Switzerland)	1,884,686	10,262,730
Goldcorp, Inc. (Canada)	4,396	114,340
Guyana Goldfields, Inc. (Canada), 144A*(c)	726,972	1,595,026
Ivanhoe Mines Ltd. (Canada)*(a)	384,942	829,641
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*	433,900	914,094
Kinross Gold Corp. (Canada)	645,318	3,258,856
Newmont Mining Corp.	5,833	163,907
Northern Dynasty Minerals Ltd. (Canada)*	399,636	583,469
Nucor Corp.	4,342	212,845
Platinum Group Metals Ltd. (Canada)*	1,234,422	1,320,832
Platmin Ltd. Private Placement (South Africa) (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	11,264
Randgold Resources Ltd. (United Kingdom) ADR	113,502	8,118,798
Reliance Steel & Aluminum Co.	139,146	10,195,227
Rio Tinto PLC (United Kingdom) ADR(a)	182,974	8,921,812

Silver Wheaton Corp. (Canada)	241,705	5,987,033
Southern Copper Corp.	118,651	3,232,053
Tahoe Resources, Inc. (Canada)*	89,267	1,605,913
Tahoe Resources, Inc. (Canada), 144A*	116,000	2,088,714

		119,004,839

Oil, Gas & Consumable Fuels — 56.8%
Africa Oil Corp. (Canada)*	381,409	3,028,907
Africa Oil Corp., Reg. D (Canada)*(c)	42,762	339,589
Anadarko Petroleum Corp.	278,038	25,854,753
Apache Corp.	2,423	206,294
Athlon Energy, Inc.*	45,219	1,478,661
Bankers Petroleum Ltd. (Canada)*	1,222,140	4,591,701
Bonanza Creek Energy, Inc.*	249,216	12,027,164
Cabot Oil & Gas Corp.	5,373	200,520
Cheniere Energy, Inc.*	324,180	11,067,505
Cimarex Energy Co.	157,426	15,175,866
Cobalt International Energy, Inc.*	446,894	11,109,785
Concho Resources, Inc.*	245,055	26,664,435
CONSOL Energy, Inc.	384,282	12,931,089
Continental Resources, Inc.*	2,156	231,253
Crescent Point Energy Corp. (Canada)	4,916	186,131
Denbury Resources, Inc.*	895,418	16,484,645
Devon Energy Corp.	101,006	5,834,107
Energy XXII Ltd.(a)	156,851	4,736,900
EOG Resources, Inc.	178,882	30,281,145
EQT Corp.	2,412	213,993
Gulfport Energy Corp.*	170,203	10,950,861
Hess Corp.	76,735	5,934,685
HollyFrontier Corp.	2,122	89,357
Kodiak Oil & Gas Corp.*	927,491	11,185,541
Kosmos Energy Ltd.*	360,653	3,707,513
Laredo Petroleum Holdings, Inc.*	364,685	10,823,851
Marathon Oil Corp.	561,591	19,588,294
Marathon Petroleum Corp.	154,672	9,948,503
MEG Energy Corp. (Canada)*	91,558	3,159,042
MEG Energy Corp. (Canada), 144A*	131,600	4,540,618
Murphy Oil Corp.(a)	2,983	179,935
Newfield Exploration Co.*	341,269	9,340,533
Noble Energy, Inc.	497,478	33,336,000
Occidental Petroleum Corp.	137,045	12,819,189
Oil Search Ltd. (Australia)	711,801	5,718,228
Pacific Rubiales Energy Corp. (Colombia)	318,124	6,281,872
PDC Energy, Inc.*	204,011	12,146,815
Petroleo Brasileiro SA (Brazil) ADR(a)	15,911	246,461
Phillips 66	185,957	10,752,034
Pioneer Natural Resources Co.	51,760	9,772,288
QGEP Participacoes SA (Brazil)	544,364	2,804,962
Range Resources Corp.	202,668	15,380,475
Rosetta Resources, Inc.*	260,621	14,193,420
Royal Dutch Shell PLC (Netherlands) ADR	2,150	141,212
Sanchez Energy Corp.*(a)	330,975	8,741,050
SM Energy Co.	54,752	4,226,307
Southwestern Energy Co.*	416,648	15,157,654
Suncor Energy, Inc. (Canada)(a)	596,132	21,329,603
Talisman Energy, Inc. (Canada)	581,436	6,686,514
Tullow Oil PLC (United Kingdom)	526,922	8,735,799
Whiting Petroleum Corp.*	319,352	19,113,217
Williams Cos., Inc. (The)	238,140	8,658,770
Woodside Petroleum Ltd. (Australia)	4,964	177,629
Zodiac Exploration, Inc. (Canada)*	4,820,909	374,421

Zodiac Exploration, Inc., Reg D (Canada)*(c)	11,600,000	900,927

		489,788,023

TOTAL COMMON STOCKS (cost $547,181,961)		821,427,675

CONVERTIBLE PREFERRED STOCKS* — 0.6%
Metals & Mining
Manabi SA, Private Placement (Class A Preferred) (Brazil), 144A (original cost $4,587,721; purchased 05/25/11)(b)(c)	3,660	3,758,357
Manabi SA, Private Placement (Class B Preferred) (Brazil), 144A (original cost $1,848,551; purchased 08/21/12)(b)(c)	1,464	1,566,658

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		5,325,015

	Units
RIGHTS*(f)
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR Private Placement (Canada), expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	9,007	—	(g)

WARRANTS*(f)
Metals & Mining
Crystallex International Corp. Private Placement (Canada) (original cost $0; purchased 11/04/09)(b)(c)	221	—	(g)

TOTAL LONG-TERM INVESTMENTS (cost $553,618,233)		826,752,690

SHORT-TERM INVESTMENT — 12.7%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,697,986; includes $73,430,431 of cash collateral for securities on loan)(d)(e)	109,697,986	109,697,986

TOTAL INVESTMENTS — 108.5% (cost $663,316,219)		936,450,676
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (8.5)%		(73,130,311)

NET ASSETS — 100.0%		$ 863,320,365

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

ZAR—South African Rand

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,988,199; cash collateral of $73,430,431 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $7,539,247. The aggregate value, $5,336,279, is approximately 0.6% of net assets.

(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(g)	Less than $0.50.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
South African Rand,
Expiring 10/02/2013	Bank of New York Mellon	ZAR	121	$12,030	$12,089	$(59)
Expiring 10/02/2013	Bank of New York Mellon	ZAR	1,329	131,706	132,345	(639)

				$143,736	$144,434	$(698)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$772,181,148	$49,235,263	$11,264
Convertible Preferred Stocks	—	—	5,325,015
Rights	—	—	—	**
Warrants	—	—	—	**
Affiliated Money Market Mutual Fund	109,697,986	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(698)	—

Total	$881,879,134	$49,234,565	$5,336,279

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Less than $0.50.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stocks	Rights		Warrants
Balance as of 12/31/12	$9,259,181	$6,305,472	$—	**	$—	**
Realized gain (loss)	(9,479,736)	—	—		—
Change in unrealized appreciation (depreciation)*	9,480,183	(980,457)	—		—
Purchases	—	—	—		—
Sales	(8,959,910)	—	—		—
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	(288,454)	—	—		—

Balance as of 9/30/13	$11,264	$5,325,015	$—	**	$—	**

*	Of which $(980,010) was included in Net Assets relating to securities held at the reporting period end.
**	Less than $0.50.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 2 investments at December 31, 2012 was $58,739,885. An amount of $6,763,192 was transferred from Level 1 into Level 2 and an amount of $288,454 was transferred from Level 3 to Level 2 at September 30, 2013 as a result of using other significant observable inputs such as quoted prices of similar securities for non-registered securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

Included in the table above, under Level 3 securities, are common and convertible preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.2%
AAR Corp.	42,671	1,166,198
Aerovironment, Inc.*	21,914	506,213
American Science & Engineering, Inc.	8,516	513,600
Cubic Corp.	22,773	1,222,455
Curtiss-Wright Corp.	51,402	2,413,838
Engility Holdings, Inc.*	18,700	593,351
GenCorp, Inc.*(a)	65,875	1,055,976
Moog, Inc. (Class A Stock)*	49,394	2,897,946
National Presto Industries, Inc.(a)	5,399	380,144
Orbital Sciences Corp.*	65,740	1,392,373
Teledyne Technologies, Inc.*	40,796	3,464,804

		15,606,898

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	27,500	1,268,025
Forward Air Corp.	33,356	1,345,915
Hub Group, Inc. (Class A Stock)*	38,170	1,497,409

		4,111,349

Airlines — 0.3%
Allegiant Travel Co.(a)	16,294	1,716,736
SkyWest, Inc.	56,660	822,703

		2,539,439

Auto Components — 0.6%
Dorman Products, Inc.(a)	33,100	1,640,105
Drew Industries, Inc.	23,689	1,078,797
Spartan Motors, Inc.	37,083	225,094
Standard Motor Products, Inc.	22,499	723,568
Superior Industries International, Inc.	25,418	453,203

		4,120,767

Automobiles — 0.1%
Winnebago Industries, Inc.*	30,431	789,989

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,525	2,326,100

Biotechnology — 0.5%
Acorda Therapeutics, Inc.*	44,400	1,522,032
ArQule, Inc.*	59,301	138,171
Emergent Biosolutions, Inc.*	31,157	593,541
Momenta Pharmaceuticals, Inc.*	50,000	719,500
Spectrum Pharmaceuticals, Inc.	57,700	484,103

		3,457,347

Building Products — 1.3%
AAON, Inc.	30,726	816,083
A.O. Smith Corp.	84,568	3,822,474
Apogee Enterprises, Inc.	31,338	930,112
Gibraltar Industries, Inc.*	31,368	447,308
Griffon Corp.	48,629	609,808
Quanex Building Products Corp.(a)	40,588	764,272
Simpson Manufacturing Co., Inc.	44,383	1,445,554
Universal Forest Products, Inc.	21,764	916,264

		9,751,875

Capital Markets — 2.0%
Calamos Asset Management, Inc. (Class A Stock)	20,400	203,796
Evercore Partners, Inc. (Class A Stock)	34,200	1,683,666
Financial Engines, Inc.	54,100	3,215,704
HFF, Inc. (Class A Stock)	36,100	904,305
Investment Technology Group, Inc.*	39,966	628,266
Piper Jaffray Cos.*	17,565	602,304
Prospect Capital Corp.	282,600	3,159,468
Stifel Financial Corp.*(a)	64,630	2,664,049
SWS Group, Inc.*	30,926	172,567
Virtus Investment Partners, Inc.*	7,510	1,221,426

		14,455,551

Chemicals — 2.8%
A. Schulman, Inc.	32,466	956,448
American Vanguard Corp.	27,348	736,208
Balchem Corp.	32,683	1,691,345
Calgon Carbon Corp.*(a)	59,254	1,125,233
Flotek Industries, Inc.*	49,100	1,129,300
Hawkins, Inc.	10,300	388,722
HB Fuller Co.	54,618	2,468,187
Innophos Holdings, Inc.	24,100	1,271,998
Koppers Holdings, Inc.	22,700	968,155
Kraton Performance Polymers, Inc.*	35,700	699,363
LSB Industries, Inc.*	20,800	697,424
OM Group, Inc.*	34,956	1,180,814
PolyOne Corp.	105,502	3,239,966
Quaker Chemical Corp.	14,498	1,059,079
Stepan Co.	20,670	1,193,279
Tredegar Corp.	27,435	713,310
Zep, Inc.	24,507	398,484

		19,917,315

Commercial Banks — 6.8%
Bank of the Ozarks, Inc.(a)	33,936	1,628,589
Banner Corp.	21,300	812,808
BBCN Bancorp, Inc.	86,182	1,185,864
Boston Private Financial Holdings, Inc.	86,602	961,282
Cardinal Financial Corp.	32,900	543,837
City Holding Co.(a)	17,144	741,307
Columbia Banking System, Inc.	56,008	1,383,398
Community Bank System, Inc.	43,796	1,494,320
CVB Financial Corp.	101,700	1,374,984
First Bancorp. (Puerto Rico)*	107,372	609,873
First Commonwealth Financial Corp.	104,710	794,749
First Financial Bancorp	62,803	952,722
First Financial Bankshares, Inc.(a)	33,139	1,949,236
First Midwest Bancorp, Inc.	81,640	1,233,580
FNB Corp.	157,900	1,915,327
Glacier Bancorp, Inc.	80,173	1,981,075
Hanmi Financial Corp.	34,536	572,262
Home BancShares, Inc.	50,904	1,545,954
Independent Bank Corp.	24,506	874,864
MB Financial, Inc.	59,700	1,685,928
National Penn Bancshares, Inc.	126,776	1,274,099
NBT Bancorp, Inc.	47,410	1,089,482
Old National BanCorp	109,747	1,558,407
PacWest Bancorp(a)	43,800	1,504,968
Pinnacle Financial Partners, Inc.*	36,071	1,075,277
PrivateBancorp, Inc.	71,049	1,520,449
S&T Bancorp, Inc.	32,373	784,074
Simmons First National Corp. (Class A Stock)	17,678	549,609
Sterling Bancorp.	31,654	434,609
Susquehanna Bancshares, Inc.	203,709	2,556,548
Taylor Capital Group, Inc.*(a)	16,600	367,690

Texas Capital Bancshares, Inc.*	44,500	2,045,665
Tompkins Financial Corp.	12,764	589,952
UMB Financial Corp.	40,272	2,188,380
Umpqua Holdings Corp.	121,570	1,971,865
United Bankshares, Inc.(a)	49,897	1,446,015
United Community Banks, Inc.*	41,987	629,805
ViewPoint Financial Group, Inc.	39,400	814,398
Wilshire Bancorp, Inc.	66,913	547,348
Wintrust Financial Corp.	43,413	1,782,972

		48,973,571

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	55,803	1,485,476
Consolidated Graphics, Inc.*	9,057	507,735
G&K Services, Inc. (Class A Stock)	21,719	1,311,610
Healthcare Services Group, Inc.	76,076	1,959,718
Interface, Inc.	63,402	1,257,896
Mobile Mini, Inc.*	44,397	1,512,162
Tetra Tech, Inc.*	70,188	1,817,167
UniFirst Corp.	16,530	1,726,063
United Stationers, Inc.	43,442	1,889,727
Viad Corp.	22,347	557,558

		14,025,112

Communications Equipment — 1.6%
ARRIS Group, Inc.*(a)	124,811	2,129,276
Bel Fuse, Inc. (Class B Stock)	10,922	190,480
Black Box Corp.	17,493	535,986
CalAmp Corp.*	35,800	631,154
Comtech Telecommunications Corp.	17,959	436,763
Digi International, Inc.*	27,964	279,920
Harmonic, Inc.*	110,024	846,085
Ixia*	61,100	957,437
NETGEAR, Inc.*	42,446	1,309,884
Oplink Communications, Inc.*	19,300	363,226
PC-Tel, Inc.	18,784	166,238
Procera Networks, Inc.*	22,300	345,427
Symmetricom, Inc.*	44,747	215,681
ViaSat, Inc.*	45,515	2,901,581

		11,309,138

Computers & Peripherals — 0.7%
Avid Technology, Inc.*	33,247	199,482
Electronics for Imaging, Inc.*	50,600	1,603,008
Intevac, Inc.*	25,244	147,930
Qlogic Corp.*	95,400	1,043,676
Super Micro Computer, Inc.*	35,300	477,962
Synaptics, Inc.*(a)	36,479	1,615,290

		5,087,348

Construction & Engineering — 0.8%
Aegion Corp.*	42,137	999,911
Comfort Systems USA, Inc.	40,784	685,579
Dycom Industries, Inc.*	36,231	1,014,106
EMCOR Group, Inc.	73,025	2,857,468
Orion Marine Group, Inc.*	29,600	308,136

		5,865,200

Construction Materials — 0.3%
Headwaters, Inc.*	79,568	715,316
Texas Industries, Inc.*(a)	23,423	1,553,179

		2,268,495

Consumer Finance — 1.4%
Cash America International, Inc.(a)	30,644	1,387,560

Encore Capital Group, Inc.*(a)	25,400	1,164,844
EZCORP., Inc. (Class A Stock)*	59,011	996,106
First Cash Financial Services, Inc.*	31,525	1,826,874
Portfolio Recovery Associates, Inc.*	55,267	3,312,704
World Acceptance Corp.*(a)	12,052	1,083,716

		9,771,804

Containers & Packaging — 0.1%
Myers Industries, Inc.	28,920	581,581

Distributors — 0.4%
Pool Corp.	51,155	2,871,330
VOXX International Corp.*	20,857	285,741

		3,157,071

Diversified Consumer Services — 0.9%
American Public Education, Inc.*	19,333	730,787
Capella Education Co.*	11,986	677,928
Career Education Corp.*	62,700	173,052
Corinthian Colleges, Inc.*(a)	86,600	189,654
Hillenbrand, Inc.	68,348	1,870,685
ITT Educational Services, Inc.*(a)	19,900	616,900
Lincoln Educational Services Corp.	23,200	106,952
Outerwall, Inc.*(a)	30,831	1,541,242
Strayer Education, Inc.(a)	11,900	494,088
Universal Technical Institute, Inc.	22,806	276,637

		6,677,925

Diversified Financial Services — 0.5%
Interactive Brokers Group, Inc. (Class A Stock)	54,400	1,021,088
MarketAxess Holdings, Inc.	40,900	2,455,636

		3,476,724

Diversified Telecommunication Services — 0.3%
Atlantic Tele-Network, Inc.	10,900	568,217
Cbeyond, Inc.*	31,237	200,229
Cincinnati Bell, Inc.*	226,400	615,808
General Communication, Inc. (Class A Stock)*	33,124	315,340
Lumos Networks Corp.	16,521	358,010

		2,057,604

Electric Utilities — 1.1%
ALLETE, Inc.	39,797	1,922,195
El Paso Electric Co.	43,808	1,463,187
UIL Holdings Corp.	60,511	2,249,799
UNS Energy Corp.	45,151	2,104,940

		7,740,121

Electrical Equipment — 1.4%
AZZ, Inc.(a)	28,042	1,173,838
Brady Corp. (Class A Stock)	50,822	1,550,071
Encore Wire Corp.	20,531	809,743
EnerSys, Inc.	51,900	3,146,697
Franklin Electric Co, Inc.	42,600	1,678,440
II-VI, Inc.*	58,962	1,109,665
Powell Industries, Inc.*	10,072	617,313
Vicor Corp.*	19,631	160,582

		10,246,349

Electronic Equipment, Instruments & Components — 4.9%
Agilysys, Inc.*	15,332	182,757
Anixter International, Inc.*	29,064	2,547,750
Badger Meter, Inc.	15,807	735,026
Belden, Inc.	47,512	3,043,144
Benchmark Electronics, Inc.*	59,410	1,359,895
Checkpoint Systems, Inc.*	44,539	743,801

Cognex Corp.	89,980	2,821,773
Coherent, Inc.	26,700	1,640,715
CTS Corp.	36,764	579,768
Daktronics, Inc.	41,108	459,999
DTS, Inc.*	19,885	417,585
Electro Scientific Industries, Inc.	27,541	322,505
FARO Technologies, Inc.*	18,684	787,904
FEI Co.	45,512	3,995,954
Insight Enterprises, Inc.*	46,035	870,982
Littelfuse, Inc.	24,425	1,910,524
Measurement Specialties, Inc.*	16,300	884,112
Mercury Systems, Inc.*	35,208	351,728
Methode Electronics, Inc.	38,566	1,079,848
MTS Systems Corp.	17,035	1,096,202
Newport Corp.*	42,208	659,711
OSI Systems, Inc.*	20,600	1,534,082
Park Electrochemical Corp.	22,644	648,751
Plexus Corp.*	36,720	1,365,984
Rofin-sinar Technologies, Inc.*	31,100	752,931
Rogers Corp.*	19,131	1,137,912
ScanSource, Inc.*	30,633	1,059,902
SYNNEX Corp.*	28,650	1,760,543
TTM Technologies, Inc.*(a)	59,289	578,068

		35,329,856

Energy Equipment & Services — 2.3%
Basic Energy Services, Inc.*	28,917	365,511
Bristow Group, Inc.	39,755	2,892,574
C&J Energy Services, Inc.*(a)	49,300	989,944
Era Group, Inc.*	20,871	567,274
Exterran Holdings, Inc.*(a)	63,700	1,756,209
Geospace Technologies Corp.*	14,210	1,197,903
Gulf Island Fabrication, Inc.	13,377	327,870
Hornbeck Offshore Services, Inc.*	35,315	2,028,494
ION Geophysical Corp.*	132,445	688,714
Matrix Service Co.*	28,673	562,564
Newpark Resources, Inc.*	90,900	1,150,794
Pioneer Energy Services Corp.*	67,717	508,555
SEACOR Holdings, Inc.(a)	20,471	1,851,397
Tesco Corp.*	34,000	563,380
TETRA Technologies, Inc.*	85,641	1,073,082

		16,524,265

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	19,216	1,343,198
Casey’s General Stores, Inc.	41,865	3,077,078
Nash Finch Co.	13,632	360,021
Spartan Stores, Inc.	23,788	524,763

		5,305,060

Food Products — 2.5%
Annie’s, Inc.*	15,000	736,500
B&G Foods, Inc.	57,600	1,990,080
Cal-Maine Foods, Inc.(a)	16,295	783,790
Calavo Growers, Inc.	13,990	423,058
Darling International, Inc.*	128,620	2,721,599
Diamond Foods, Inc.*(a)	22,257	524,820
Hain Celestial Group, Inc. (The)*	51,915	4,003,685
J&J Snack Foods Corp.	16,018	1,292,973
Sanderson Farms, Inc.	22,135	1,444,087
Seneca Foods Corp. (Class A Stock)*	7,700	231,693
Snyders-Lance, Inc.	53,116	1,532,397
Treehouse Foods, Inc.*	39,665	2,650,812

		18,335,494

Gas Utilities — 1.7%
Laclede Group, Inc. (The)	33,314	1,499,130
New Jersey Resources Corp.	45,104	1,986,831
Northwest Natural Gas Co.	29,465	1,236,941
Piedmont Natural Gas Co., Inc.	82,903	2,725,851
South Jersey Industries, Inc.	35,022	2,051,589
Southwest Gas Corp.	50,511	2,525,550

		12,025,892

Healthcare Equipment & Supplies — 3.4%
Abaxis, Inc.(a)	22,912	964,595
Abiomed, Inc.*(a)	38,500	734,195
Align Technology, Inc.*(a)	76,457	3,679,111
Analogic Corp.	13,533	1,118,367
Cantel Medical Corp.	36,462	1,161,315
CONMED Corp.	29,949	1,017,967
Cryolife, Inc.	27,053	189,371
Cyberonics, Inc.*	26,797	1,359,680
Cynosure, Inc. (Class A Stock)*	21,190	483,344
Greatbatch, Inc.*	26,144	889,680
Haemonetics Corp.*	56,094	2,237,029
ICU Medical, Inc.*	14,392	977,649
Integra Lifesciences Holdings Corp.*(a)	22,302	897,656
Invacare Corp.	31,302	540,586
Meridian Bioscience, Inc.	45,175	1,068,389
Merit Medical Systems, Inc.*	43,648	529,450
Natus Medical, Inc.*	30,125	427,173
Neogen Corp.*	26,180	1,589,650
NuVasive, Inc.*	48,500	1,187,765
SurModics, Inc.*	15,552	369,827
Symmetry Medical, Inc.*	40,477	330,292
West Pharmaceutical Services, Inc.	76,434	3,145,259

		24,898,350

Healthcare Providers & Services — 3.1%
Air Methods Corp.(a)	38,116	1,623,742
Almost Family, Inc.	9,152	177,823
Amedisys, Inc.*(a)	35,259	607,160
AMN Healthcare Services, Inc.*	50,199	690,738
Amsurg Corp.*	35,474	1,408,318
Bio-Reference Labs, Inc.*(a)	26,870	802,876
Centene Corp.*(a)	59,708	3,818,924
Chemed Corp.(a)	20,311	1,452,237
Corvel Corp.*	12,390	458,058
Cross Country Healthcare, Inc.*	29,363	177,940
Ensign Group, Inc. (The)	21,300	875,643
Gentiva Health Services, Inc.*	32,092	386,388
Hanger, Inc.*	38,109	1,286,560
Healthways, Inc.*	37,286	690,164
IPC The Hospitalist Co, Inc.*	18,505	943,940
Kindred Healthcare, Inc.	58,700	788,341
Landauer, Inc.	10,468	536,485
LHC Group, Inc.*	13,198	309,625
Magellan Health Services, Inc.*	29,241	1,753,290
Molina Healthcare, Inc.*(a)	30,822	1,097,263
MWI Veterinary Supply, Inc.*	13,996	2,090,443
PharMerica Corp.*	32,595	432,536

		22,408,494

Healthcare Technology — 0.8%
Computer Programs & Systems, Inc.	11,536	674,856
Healthstream, Inc.*	22,000	833,360
Medidata Solutions, Inc.*	27,300	2,700,789
Omnicell, Inc.*	38,022	900,361
Quality Systems, Inc.	47,334	1,028,568

		6,137,934

Hotels, Restaurants & Leisure — 3.4%
Biglari Holdings, Inc.*	1,636	675,128
BJ’s Restaurants, Inc.*(a)	27,372	786,124
Boyd Gaming Corp.*	82,100	1,161,715
Buffalo Wild Wings, Inc.*(a)	20,565	2,287,239
CEC Entertainment, Inc.	18,007	825,801
Cracker Barrel Old Country Store, Inc.	25,978	2,681,969
DineEquity, Inc.	17,805	1,228,545
Interval Leisure Group, Inc.	43,436	1,026,393
Jack in the Box, Inc.*	47,117	1,884,680
Marcus Corp.	19,658	285,631
Marriott Vacations Worldwide Corp.*	33,100	1,456,400
Monarch Casino & Resort, Inc.*	10,431	197,980
Multimedia Games Holding Co, Inc.*	31,899	1,102,110
Papa John’s International, Inc.	17,515	1,223,948
Pinnacle Entertainment, Inc.*	64,213	1,608,536
Red Robin Gourmet Burgers, Inc.*	14,163	1,006,989
Ruby Tuesday, Inc.*(a)	62,584	469,380
Ruth’s Hospitality Group, Inc.	38,848	460,737
SHFL Entertainment, Inc.*	61,959	1,425,057
Sonic Corp.*	56,514	1,003,124
Texas Roadhouse, Inc.	65,030	1,708,988

		24,506,474

Household Durables — 1.5%
Blyth, Inc.	9,166	126,766
Ethan Allen Interiors, Inc.	28,599	797,054
Helen of Troy Ltd.*	32,710	1,445,782
iRobot Corp.*	31,200	1,175,304
La-Z-Boy, Inc. (Class Z Stock)	56,901	1,292,222
M/I Homes, Inc.*	26,370	543,749
Meritage Homes Corp.*	37,097	1,593,316
Ryland Group, Inc. (The)	50,300	2,039,162
Standard Pacific Corp.*	162,722	1,287,131
Universal Electronics, Inc.*	16,554	596,441

		10,896,927

Household Products — 0.2%
Central Garden and Pet Co. (Class A Stock)*	45,088	308,853
WD-40 Co.	15,709	1,019,514

		1,328,367

Insurance — 1.9%
AMERISAFE, Inc.	20,014	710,697
eHealth, Inc.*	20,091	648,136
Employers Holdings, Inc.	33,815	1,005,658
Horace Mann Educators Corp.	43,600	1,237,368
Infinity Property & Casualty Corp.	12,789	826,169
Meadowbrook Insurance Group, Inc.	50,400	327,600
Navigators Group, Inc. (The)*	11,618	671,172
ProAssurance Corp.	67,366	3,035,512
RLI Corp.	18,805	1,643,933
Safety Insurance Group, Inc.	14,060	744,758
Selective Insurance Group, Inc.	61,007	1,494,672
Stewart Information Services Corp.(a)	22,702	726,237
Tower Group International Ltd.	42,436	297,052
United Fire Group, Inc.	23,861	727,045

		14,096,009

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*	13,780	564,015
Nutrisystem, Inc.	31,228	449,059
PetMed Express, Inc.	21,981	358,070

		1,371,144

Internet Software & Services — 2.2%
Blucora, Inc.*	44,712	1,027,482
comScore, Inc.*	36,377	1,053,842
Dealertrack Technologies, Inc.*	47,783	2,047,024
Dice Holdings, Inc.*	43,700	371,887
Digital River, Inc.*	31,700	566,479
j2 Global, Inc.(a)	47,478	2,351,111
Liquidity Services, Inc.*(a)	28,000	939,680
LivePerson, Inc.*(a)	53,500	505,040
LogMeIn, Inc.*	24,800	770,040
NIC, Inc.	64,800	1,497,528
OpenTable, Inc.*(a)	25,000	1,749,500
Perficient, Inc.*	36,314	666,725
QuinStreet, Inc.*	31,000	292,950
Stamps.com, Inc.*	15,620	717,427
United Online, Inc.	100,330	800,633
XO Group, Inc.*	26,895	347,483

		15,704,831

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*(a)	25,344	1,751,524
Cardtronics, Inc.*	48,800	1,810,480
CIBER, Inc.*	72,523	239,326
CSG Systems International, Inc.(a)	37,024	927,451
ExlService Holdings, Inc.*	33,500	954,080
Forrester Research, Inc.	14,162	520,595
Heartland Payment Systems, Inc.(a)	40,111	1,593,209
Higher One Holdings, Inc.*	35,200	269,984
iGATE Corp.*	31,500	874,440
MAXIMUS, Inc.	74,272	3,345,211
Sykes Enterprises, Inc.*	42,870	767,802
TeleTech Holdings, Inc.*	21,067	528,571
Virtusa Corp.*	25,400	738,124

		14,320,797

Leisure Equipment & Products — 0.9%
Arctic Cat, Inc.	14,957	853,297
Brunswick Corp.	98,529	3,932,292
Callaway Golf Co.(a)	77,380	550,946
JAKKS Pacific, Inc.	18,630	83,649
Sturm Ruger & Co., Inc.(a)	21,227	1,329,447

		6,749,631

Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.*(a)	77,500	480,500
Cambrex Corp.*	32,732	432,062
Luminex Corp.*	40,100	802,000
PAREXEL International Corp.*(a)	61,257	3,076,939

		4,791,501

Machinery — 3.5%
Actuant Corp. (Class A Stock)	79,764	3,098,034
Albany International Corp. (Class A Stock)	30,604	1,097,765
Astec Industries, Inc.	20,410	733,944
Barnes Group, Inc.	49,716	1,736,083
Briggs & Stratton Corp.	52,046	1,047,166
CIRCOR International, Inc.	19,388	1,205,546
EnPro Industries, Inc.*(a)	22,878	1,377,484
ESCO Technologies, Inc.	29,221	971,014
Federal Signal Corp.*	68,100	876,447
John Bean Technologies Corp.	29,647	737,617
Kaydon Corp.	35,067	1,245,580
Lindsay Corp.(a)	14,179	1,157,290

Lydall, Inc.*	18,556	318,607
Mueller Industries, Inc.	30,649	1,706,230
Standex International Corp.	14,070	835,758
Tennant Co.	20,100	1,246,200
Titan International, Inc.	58,200	852,048
Toro Co. (The)	62,266	3,384,157
Watts Water Technologies, Inc. (Class A Stock)	31,221	1,759,928

		25,386,898

Media — 0.6%
Digital Generation, Inc.*	23,100	298,683
EW Scripps Co. (Class A Stock)*	33,501	614,743
Harte-Hanks, Inc.	47,400	418,542
Live Nation Entertainment, Inc.*	153,376	2,845,125

		4,177,093

Metals & Mining — 1.4%
A.M. Castle & Co.*	18,383	295,966
AK Steel Holding Corp.*(a)	148,300	556,125
AMCOL International Corp.	27,191	888,602
Century Aluminum Co.*	55,863	449,697
Globe Specialty Metals, Inc.	70,200	1,081,782
Haynes International, Inc.	13,600	616,488
Kaiser Aluminum Corp.	20,400	1,453,500
Materion Corp.	22,478	720,645
Olympic Steel, Inc.	10,138	281,634
RTI International Metals, Inc.*(a)	33,611	1,076,896
Stillwater Mining Co.*(a)	129,300	1,423,593
SunCoke Energy, Inc.*	76,200	1,295,400

		10,140,328

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	36,966	578,518
Tuesday Morning Corp.*	40,032	611,289

		1,189,807

Multi-Utilities — 0.5%
Avista Corp.	65,203	1,721,359
NorthWestern Corp.	41,800	1,877,656

		3,599,015

Oil, Gas & Consumable Fuels — 2.4%
Approach Resources, Inc.*(a)	38,200	1,003,896
Carrizo Oil & Gas, Inc.*(a)	40,500	1,511,055
Cloud Peak Energy, Inc.*	66,200	971,154
Comstock Resources, Inc.	48,900	777,999
Contango Oil & Gas Co.	14,700	540,225
Forest Oil Corp.*(a)	130,700	797,270
Gulfport Energy Corp.*	84,400	5,430,296
Northern Oil And Gas, Inc.*(a)	63,600	917,748
PDC Energy, Inc.*	38,826	2,311,700
Penn Virginia Corp.*	57,498	382,362
Petroquest Energy, Inc.*	61,745	247,597
Stone Energy Corp.*(a)	54,394	1,763,997
Swift Energy Co.*(a)	47,244	539,526

		17,194,825

Paper & Forest Products — 1.2%
Clearwater Paper Corp.*	23,880	1,140,748
Deltic Timber Corp.	12,391	807,150
KapStone Paper and Packaging Corp.	43,600	1,866,080
Neenah Paper, Inc.	17,578	690,991
P.H. Glatfelter Co.	47,200	1,277,704
Schweitzer-Mauduit International, Inc.	34,176	2,068,673
Wausau Paper Corp.	53,767	698,433

		8,549,779

Personal Products — 0.4%
Inter Parfums, Inc.	18,500	554,815
Medifast, Inc.*	14,100	379,149
Prestige Brands Holdings, Inc.*	55,800	1,680,696

		2,614,660

Pharmaceuticals — 1.7%
Akorn, Inc.*(a)	77,500	1,525,200
Hi-Tech Pharmacal Co., Inc.	12,200	526,430
Impax Laboratories, Inc.*	69,700	1,429,547
Medicines Co. (The)*	68,200	2,286,064
Questcor Pharmaceuticals, Inc.(a)	60,100	3,485,800
ViroPharma, Inc.*	71,437	2,807,474

		12,060,515

Professional Services — 1.4%
CDI Corp.	15,288	234,059
Exponent, Inc.	14,540	1,044,554
Heidrick & Struggles International, Inc.	17,814	339,535
Insperity, Inc.	24,879	935,450
Kelly Services, Inc. (Class A Stock)	29,939	582,912
Korn/Ferry International*	53,600	1,147,040
Navigant Consulting, Inc.*	54,000	834,840
On Assignment, Inc.*	50,186	1,656,138
Resources Connection, Inc.	43,200	586,224
TrueBlue, Inc.*	44,418	1,066,476
WageWorks, Inc.*	31,700	1,599,265

		10,026,493

Real Estate Investment Trusts — 7.3%
Acadia Realty Trust	60,405	1,490,795
Agree Realty Corp.	13,700	413,466
Associated Estates Realty Corp.(a)	55,200	823,032
Capstead Mortgage Corp.	104,200	1,226,434
Cedar Realty Trust, Inc.	67,666	350,510
Colonial Properties Trust	88,939	2,000,238
Coresite Realty Corp.	23,500	797,590
Cousins Properties, Inc.	192,000	1,975,680
DiamondRock Hospitality Co.	212,470	2,267,055
EastGroup Properties, Inc.	33,263	1,969,502
EPR Properties(a)	51,470	2,508,648
Franklin Street Properties Corp.	94,802	1,207,777
GEO Group, Inc. (The)	78,773	2,619,202
Getty Realty Corp.	29,300	569,299
Government Properties Income Trust(a)	59,600	1,426,228
Healthcare Realty Trust, Inc.	104,500	2,414,995
Inland Real Estate Corp.	91,035	931,288
Kite Realty Group Trust	101,991	604,807
LaSalle Hotel Properties	104,972	2,993,801
Lexington Realty Trust(a)	209,616	2,353,988
LTC Properties, Inc.	38,126	1,448,025
Medical Properties Trust, Inc.	174,166	2,119,600
Mid-America Apartment Communities, Inc.(a)	46,516	2,907,250
Parkway Properties, Inc.	46,048	818,273
Pennsylvania Real Estate Investment Trust	74,122	1,386,081
Post Properties, Inc.	59,461	2,676,934
PS Business Parks, Inc.	19,902	1,485,087
Sabra Health Care REIT, Inc.	40,800	938,808
Saul Centers, Inc.	13,800	638,250
Sovran Self Storage, Inc.	34,297	2,595,597
Tanger Factory Outlet Centers	102,784	3,355,898
Universal Health Realty Income Trust	14,000	586,180
Urstadt Biddle Properties, Inc. (Class A Stock)	27,650	549,682

		52,450,000

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*	37,856	815,040

Road & Rail — 0.8%
Arkansas Best Corp.	26,295	674,993
Heartland Express, Inc.	52,648	747,075
Knight Transportation, Inc.	64,988	1,073,602
Old Dominion Freight Line, Inc.*	75,949	3,492,895

		5,988,565

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	39,797	697,243
ATMI, Inc.*	34,706	920,403
Brooks Automation, Inc.	72,305	673,160
Cabot Microelectronics Corp.*	25,311	974,980
Ceva, Inc.*	24,000	414,000
Cirrus Logic, Inc.*(a)	69,500	1,576,260
Cohu, Inc.	24,897	271,626
Diodes, Inc.*	39,470	967,015
DSP Group, Inc.*	23,828	167,987
Entropic Communications, Inc.*	99,000	433,620
Exar Corp.*	51,623	692,264
GT Advanced Technologies, Inc.*(a)	134,500	1,144,595
Hittite Microwave Corp.*	34,406	2,248,432
Kopin Corp.*	67,496	272,009
Kulicke & Soffa Industries, Inc.*	81,932	946,315
Micrel, Inc.	50,302	458,251
Microsemi Corp.*	101,419	2,459,411
MKS Instruments, Inc.	57,985	1,541,821
Monolithic Power Systems, Inc.	37,300	1,129,444
Nanometrics, Inc.*	24,400	393,328
Pericom Semiconductor Corp.*	22,560	175,968
Power Integrations, Inc.	32,300	1,749,045
Rubicon Technology, Inc.*	19,200	232,512
Rudolph Technologies, Inc.*(a)	35,394	403,492
Sigma Designs, Inc.*	33,858	189,266
Supertex, Inc.	11,472	290,700
Tessera Technologies, Inc.	52,777	1,021,235
TriQuint Semiconductor, Inc.*	170,276	1,384,344
Ultratech, Inc.*	30,211	915,393
Veeco Instruments, Inc.*	42,642	1,587,562
Volterra Semiconductor Corp.*	27,600	634,800

		26,966,481

Software — 2.9%
Blackbaud, Inc.	49,883	1,947,432
Bottomline Technologies de, Inc.*	39,500	1,101,260
Ebix, Inc.(a)	34,657	344,491
EPIQ Systems, Inc.	34,417	454,993
Interactive Intelligence Group, Inc.*	17,079	1,084,346
Manhattan Associates, Inc.*	21,093	2,013,327
MicroStrategy, Inc. (Class A Stock)*	9,860	1,023,074
Monotype Imaging Holdings, Inc.	42,200	1,209,452
Netscout Systems, Inc.*	40,495	1,035,457
Progress Software Corp.*	58,947	1,525,548
Sourcefire, Inc.*	33,900	2,573,688
Synchronoss Technologies, Inc.*	32,800	1,248,368
Take-Two Interactive Software, Inc.*	96,012	1,743,578
Tangoe, Inc.*	36,400	868,504
Tyler Technologies, Inc.*	30,527	2,670,197
VASCO Data Security International, Inc.*	31,600	249,324

		21,093,039

Specialty Retail — 4.5%
Barnes & Noble, Inc.*	38,600	499,484
Big 5 Sporting Goods Corp.	19,337	310,939
Brown Shoe Co., Inc.	44,834	1,052,254
Buckle, Inc. (The)(a)	30,659	1,657,119
Cato Corp. (The) (Class A Stock)	29,603	828,292
Children’s Place Retail Stores, Inc. (The)*	24,265	1,403,973
Christopher & Banks Corp.*	39,578	285,357
Finish Line, Inc. (The) (Class A Stock)	53,346	1,326,715
Francesca’s Holdings Corp.*(a)	48,300	900,312
Genesco, Inc.*	26,422	1,732,755
Group 1 Automotive, Inc.	23,164	1,799,380
Haverty Furniture Cos., Inc.	21,841	535,760
Hibbett Sports, Inc.*(a)	28,496	1,600,050
Jos A. Bank Clothiers, Inc.*	30,831	1,355,331
Kirkland’s, Inc.*	16,400	302,416
Lithia Motors, Inc. (Class A Stock)	24,530	1,789,709
Lumber Liquidators Holdings, Inc.*(a)	30,022	3,201,846
MarineMax, Inc.*	26,142	318,932
Men’s Wearhouse, Inc.(The)	49,467	1,684,351
Monro Muffler Brake, Inc.(a)	32,572	1,514,272
OfficeMax, Inc.	94,799	1,212,479
Pep Boys-Manny Moe & Jack (The)*(a)	57,726	719,843
Select Comfort Corp.*	60,500	1,473,175
Sonic Automotive, Inc. (Class A Stock)	37,347	888,859
Stage Stores, Inc.	34,579	663,917
Stein Mart, Inc.	30,083	412,739
Vitamin Shoppe, Inc.*(a)	33,300	1,456,875
Zale Corp.*	35,362	537,502
Zumiez, Inc.*	24,350	670,477

		32,135,113

Textiles, Apparel & Luxury Goods — 2.4%
Crocs, Inc.*	96,143	1,308,506
Fifth & Pacific Cos., Inc.*	133,566	3,356,514
Iconix Brand Group, Inc.*(a)	59,031	1,961,010
Maidenform Brands, Inc.*	25,321	594,790
Movado Group, Inc.	20,017	875,744
Oxford Industries, Inc.	15,716	1,068,374
Perry Ellis International, Inc.	13,479	253,944
Quiksilver, Inc.*(a)	139,193	978,527
Skechers U.S.A, Inc. (Class A Stock)*	43,076	1,340,094
Steven Madden Ltd.*	43,700	2,352,371
Wolverine World Wide, Inc.	54,677	3,183,842

		17,273,716

Thrifts & Mortgage Finance — 0.8%
Bank Mutual Corp.	46,535	291,774
BofI Holding, Inc.*	13,000	843,180
Brookline Bancorp, Inc.	75,932	714,520
Dime Community Bancshares, Inc.	31,581	525,824
Northwest Bancshares, Inc.	102,400	1,353,728
Oritani Financial Corp.	42,400	697,904
Provident Financial Services, Inc.	58,000	940,180
TrustCo Bank Corp.	102,595	611,466

		5,978,576

Tobacco
Alliance One International, Inc.*	88,638	257,937

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	45,928	2,365,292
DXP Enterprises, Inc.*	11,300	892,361
Kaman Corp.	29,422	1,113,917

		4,371,570

Water Utilities — 0.2%
American States Water Co.	42,552	1,172,733

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	16,821	316,235
USA Mobility, Inc.	23,680	335,309

		651,544

TOTAL COMMON STOCKS (cost $435,428,895)		707,139,426

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P Small-Cap ETF (cost $1,624,953)	28,500	2,843,445

TOTAL LONG-TERM INVESTMENTS (cost $437,053,848)		709,982,871

SHORT-TERM INVESTMENTS — 14.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $106,846,954; includes $98,767,158 of cash collateral for securities on loan)(b)(c)	106,846,954	106,846,954

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 1.760%, 12/19/13 (cost $699,976)(d)(e)	700	699,977

TOTAL SHORT-TERM INVESTMENTS (cost $107,546,930)		107,546,931

TOTAL INVESTMENTS — 113.3% (cost $544,600,778)		817,529,802
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (13.3)%		(96,091,988)

NET ASSETS — 100.0%		$721,437,814

The following abbreviations are used in the Portfolio descriptions:

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,404,463; cash collateral of $98,767,158 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation on the following derivative contract held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation(1)
	Long Positions:
109	Russell 2000 Mini Index	Dec. 2013	$11,515,423	$11,678,260	$162,837

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$707,139,426	$—	$—
Exchange Traded Fund	2,843,445	—	—
Affiliated Money Market Mutual Fund	106,846,954	—	—
U.S. Treasury Obligation	—	699,977	—
Other Financial Instruments*
Futures Contracts	162,837	—	—

Total	$816,992,662	$699,977	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 95.6%
Argentina — 0.9%
MercadoLibre, Inc.	6,032	$ 813,777

Australia — 0.9%
Brambles Ltd.	38,000	323,146
CSL Ltd.	6,098	363,976
Iluka Resources Ltd.	17,100	183,384

		870,506

Austria — 0.3%
Andritz AG	5,380	316,612

Belgium — 0.4%
Colruyt SA	6,245	346,425

Brazil — 0.4%
Arezzo Industria e Comercio SA	22,570	399,301

British Virgin Islands — 1.2%
Michael Kors Holdings Ltd.*	15,046	1,121,228

Canada — 2.8%
Agrium, Inc.	2,200	184,866
Alimentation Couche Tard, Inc. (Class B Stock)	2,200	137,162
Bank of Nova Scotia	3,300	189,020
Brookfield Asset Management, Inc. (Class A Stock)	9,561	357,581
Canadian Pacific Railway Ltd.	6,830	842,139
Cenovus Energy, Inc.	5,100	152,200
Dollarama, Inc.	3,800	308,818
New Gold, Inc.*	30,300	180,615
Shawcor Ltd.	400	16,869
Silver Wheaton Corp.	9,600	237,845

		2,607,115

China — 3.6%
Great Wall Motor Co. Ltd. (Class H Stock)	131,872	716,369
Industrial & Commercial Bank of China Ltd. (Class H Stock)	270,700	189,209
Tencent Holdings Ltd.	40,213	2,114,745
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	90,965	293,540

		3,313,863

Denmark — 1.9%
Coloplast A/S (Class B Stock)	4,813	274,133
Jyske Bank A/S*	8,547	425,004
Novo Nordisk A/S (Class B Stock)	4,851	821,587
Tryg A/S	2,524	232,514

		1,753,238

Finland — 0.3%
Sampo Oyj (Class A Stock)	7,534	324,086

France — 7.3%
Arkema SA	3,300	367,738
BNP Paribas SA	23,825	1,611,630
Dassault Systemes SA	2,729	364,248
Eutelsat Communications SA	14,200	448,803
Pernod-Ricard SA	5,396	670,053
Publicis Groupe SA	7,562	601,544
Remy Cointreau SA	4,690	499,669
Rexel SA	20,900	531,738
Sanofi	4,300	435,491
Schneider Electric SA	5,400	456,935
Sodexo	5,200	485,192
Technip SA	2,711	318,278

		6,791,319

Germany — 6.1%
Bayer AG	12,095	1,426,374
Bayerische Motoren Werke AG	4,247	456,740
Brenntag AG	7,677	1,278,033
Continental AG	6,905	1,170,575
Deutsche Boerse AG	6,600	496,707
Linde AG	2,100	416,153
Rational AG	300	89,446
SAP AG, ADR(a)	4,200	310,464

		5,644,492

Hong Kong — 2.2%
AIA Group Ltd.	118,200	556,198
China Mobile Ltd., ADR(a)	8,800	496,584
Jardine Matheson Holdings Ltd.	4,900	269,010
Sands China Ltd.	114,489	708,746

		2,030,538

India — 0.3%
Tata Motors Ltd., ADR	9,690	257,948

Indonesia — 0.5%
PT Bank Rakyat Indonesia Persero Tbk	315,000	197,051
PT Tower Bersama Infrastructure Tbk*	478,792	241,859

		438,910

Ireland — 1.8%
Experian PLC	74,294	1,414,547
Ryanair Holdings PLC, ADR	5,471	272,128

		1,686,675

Israel — 1.4%
Bezeq Israeli Telecommunication Corp. Ltd. (The)	264,159	485,734
Check Point Software Technologies Ltd.*(a)	13,633	771,082

		1,256,816

Italy — 6.5%
Azimut Holding SpA	53,902	1,232,811
Brunello Cucinelli SpA	22,673	736,602
Luxottica Group SpA	20,249	1,073,033
Prada SpA	123,519	1,199,779
Tod’s SpA	4,237	793,903
Yoox SpA*	29,428	1,010,269

		6,046,397

Japan — 14.5%
Astellas Pharma, Inc.	3,500	178,780
Daikin Industries Ltd.	6,100	325,580
Denso Corp.	7,800	365,990
FANUC Corp.	6,994	1,159,095
Fuji Heavy Industries Ltd.	37,489	1,044,655
Hino Motors Ltd.	57,600	853,657
Kansai Paint Co. Ltd.	38,600	512,964
Keyence Corp.	2,400	913,185
Lawson, Inc.	6,000	470,427
Miraca Holdings, Inc.	4,300	192,176

Mitsui Fudosan Co. Ltd.	20,958	707,739
Murata Manufacturing Co. Ltd.	10,661	816,677
ORIX Corp.	31,300	511,690
Pigeon Corp.	7,934	390,652
Rakuten, Inc.	35,876	544,581
Sanrio Co. Ltd.	5,600	345,176
Santen Pharmaceutical Co. Ltd.	4,700	228,241
Secom Co. Ltd.	5,900	369,800
Shin-Etsu Chemical Co. Ltd.	4,200	257,696
SMC Corp.	2,400	572,798
Softbank Corp.	3,800	263,901
Sugi Holdings Co. Ltd.	5,400	231,855
Sumitomo Mitsui Financial Group, Inc.	9,800	474,569
Toyota Motor Corp.	9,700	622,134
Unicharm Corp.	11,141	651,984
Yahoo! Japan Corp.	72,600	413,077

		13,419,079

Macau — 0.2%
MGM China Holdings Ltd.	59,600	198,224

Mexico — 1.5%
Alfa SAB de CV (Class A Stock)	261,844	706,146
Corp. Inmobiliaria Vesta SAB de CV, 144A(a)	218,419	403,815
Fomento Economico Mexicano SAB de CV, ADR	2,516	244,278

		1,354,239

Netherlands — 2.7%
Akzo Nobel NV	6,100	400,774
ASML Holding NV	3,000	296,325
Core Laboratories NV	5,074	858,571
Koninklijke Ahold NV	26,000	450,456
Unilever NV, CVA	13,400	511,434

		2,517,560

Norway — 0.9%
DnB ASA	24,000	364,460
Telenor ASA	13,284	303,585
TGS Nopec Geophysical Co. ASA	5,337	157,111

		825,156

Panama — 0.6%
Copa Holdings SA (Class A Stock)	3,728	516,962

Russia — 0.2%
Sberbank of Russia, ADR	19,000	228,570

Singapore — 0.2%
United Overseas Bank Ltd.	12,400	204,537

South Africa — 1.5%
Aspen Pharmacare Holdings Ltd.*	33,815	885,043
Bidvest Group Ltd.	9,305	233,312
Discovery Ltd.	33,076	266,895

		1,385,250

South Korea — 0.9%
Samsung Electronics Co. Ltd.	662	842,060

Spain — 2.0%
Inditex SA	12,213	1,883,887

Sweden — 1.8%
Assa Abloy AB (Class B Stock)	14,060	646,086
Elekta AB (Class B Stock)	12,400	199,934
Nordea Bank AB	33,390	402,920
Telefonaktiebolaget LM Ericsson (Class B Stock)	29,900	398,230

		1,647,170

Switzerland — 9.4%
Cie Financiere Richemont SA	4,348	435,651
Geberit AG	1,084	292,907
Givaudan SA*	453	662,095
Julius Baer Group Ltd.*	3,000	140,080
Novartis AG	6,400	492,276
Partners Group Holding AG	2,350	576,821
Roche Holding AG	9,125	2,462,595
SGS SA	275	657,226
Sika AG	165	481,439
Sonova Holding AG*	1,800	223,999
Sulzer AG	3,591	555,985
Swatch Group AG (The)	1,525	982,134
Syngenta AG	1,513	618,374
UBS AG*	6,800	139,369

		8,720,951

Thailand — 0.5%
Home Product Center PCL	1,170,710	457,234

Turkey — 0.8%
BIM Birlesik Magazalar A/S	26,598	547,648
Turkiye Halk Bankasi A/S	20,913	153,170

		700,818

United Arab Emirates — 0.1%
Dragon Oil PLC	13,991	131,824

United Kingdom — 18.1%
Afren PLC*	106,666	238,613
Amlin PLC	65,789	430,774
Aon PLC	4,300	320,092
ARM Holdings PLC	109,770	1,756,986
Ashtead Group PLC	81,208	808,232
ASOS PLC*	14,429	1,201,089
Babcock International Group PLC	13,344	258,207
Berkeley Group Holdings PLC	7,919	265,511
BG Group PLC	12,423	237,152
Bunzl PLC	21,142	457,954
Burberry Group PLC	18,012	476,622
Compass Group PLC	93,096	1,280,633
Diageo PLC	39,771	1,264,225
HSBC Holdings PLC	36,000	389,911
ICAP PLC	23,720	143,542
IMI PLC	9,922	233,604
InterContinental Hotels Group PLC	10,072	294,017
Intertek Group PLC	11,991	642,156
John Wood Group PLC	5,012	65,010
Johnson Matthey PLC	7,052	320,451
Meggitt PLC	35,177	312,436
Reed Elsevier PLC	36,600	493,350
Rolls-Royce Holdings PLC*	91,245	1,641,676
SABMiller PLC	33,921	1,725,314
St. James’s Place PLC	26,021	258,916

Telecity Group PLC	48,121	646,443
Travis Perkins PLC	5,100	136,250
Tullow Oil PLC	27,923	462,933

		16,762,099

United States — 0.9%
Nielsen Holdings NV(a)	3,900	142,155
Stratasys Ltd.*(a)	6,540	662,240

		804,395

TOTAL COMMON STOCKS (cost $74,891,000)		88,619,261

PREFERRED STOCKS — 1.7%
Germany
Henkel AG & Co. KGaA (PRFC)	3,500	360,703
Volkswagen AG (PRFC)(a)	5,194	1,224,648

TOTAL PREFERRED STOCKS (cost $1,407,418)		1,585,351

TOTAL LONG-TERM INVESTMENTS (cost $76,298,418)		90,204,612

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,373,940; includes $2,862,807 of cash collateral received for securities on loan)(b)(w)	5,373,940	5,373,940

TOTAL INVESTMENTS — 103.1% (cost $81,672,358)		95,578,552
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(2,894,934)

NET ASSETS — 100.0%		$ 92,683,618

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,764,125; cash collateral of $2,862,807 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$813,777	$—	$—
Australia	—	870,506	—
Austria	—	316,612	—
Belgium	—	346,425	—
Brazil	399,301	—	—
British Virgin Islands	1,121,228	—	—
Canada	2,607,115	—	—
China	—	3,313,863	—
Denmark	—	1,753,238	—
Finland	—	324,086	—
France	485,192	6,306,127	—
Germany	310,464	5,334,028	—
Hong Kong	765,594	1,264,944	—
India	257,948	—	—
Indonesia	—	438,910	—
Ireland	272,128	1,414,547	—
Israel	1,256,816	—	—
Italy	—	6,046,397	—
Japan	—	13,419,079	—
Macau	—	198,224	—
Mexico	1,354,239	—	—
Netherlands	858,571	1,658,989	—
Norway	—	825,156	—
Panama	516,962	—	—
Russia	228,570	—	—
Singapore	—	204,537	—
South Africa	—	1,385,250	—
South Korea	—	842,060	—
Spain	—	1,883,887	—
Sweden	—	1,647,170	—
Switzerland	—	8,720,951	—
Thailand	457,234	—	—
Turkey	—	700,818	—
United Arab Emirates	131,824	—	—
United Kingdom	320,092	16,442,007	—
United States	804,395	—	—
Preferred Stock:
Germany	—	1,585,351	—
Affiliated Money Market Mutual Fund	5,373,940	—	—

Total	$18,335,390	$77,243,162	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 were as follows:

Pharmaceuticals	7.8%
Textiles, Apparel & Luxury Goods	7.3
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	5.8
Commercial Banks	5.3
Beverages	4.8
Internet Software & Services	4.3
Chemicals	4.1
Automobiles	3.5
Semiconductors	3.1
Internet & Catalog Retail	3.0
Commercial Services	2.7
Telecommunications	2.5
Machinery	2.4
Aerospace & Defense	2.4
Hotels, Restaurants & Leisure	2.4
Specialty Retail	2.3
Trading Companies & Distributors	2.3
Insurance	2.2
Professional Services	2.2
Diversified Financial Services	2.0
Foods	2.0
Oil & Gas	2.0
Building Materials	1.9
Retail	1.7
Auto Parts & Equipment	1.7
Software	1.6
Electronics	1.6
Household Products	1.5
Electronic Components & Equipment	1.4
Capital Markets	1.3
Real Estate Management & Development	1.2
Auto Manufacturers	1.2
Energy Equipment & Services	0.9
Road & Rail	0.9
Airlines	0.9
Miscellaneous Manufacturers	0.8
Industrial Conglomerates	0.8
Healthcare Products	0.7
Computers & Peripherals	0.7
Media	0.7
Mining	0.7
Advertising	0.7
Hand/Machine Tools	0.6
Food & Staples Retailing	0.6
Biotechnology	0.4
Real Estate	0.4
Toys/Games/Hobbies	0.4
Lodging	0.3
Home Builders	0.3
Wireless Telecommunication Services	0.3
Healthcare Services	0.2
Metals	0.2
Home Furnishings	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

SP International Value Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.1%
Argentina — 0.4%
MercadoLibre, Inc.	3,600	$ 485,676

Australia — 3.2%
Arrium Ltd.	269,600	307,738
Ausdrill Ltd.	62,500	91,404
Bendigo and Adelaide Bank Ltd.	32,600	305,019
Challenger Ltd.	123,500	634,263
Downer EDI Ltd.	101,900	427,726
Emeco Holdings Ltd.	372,800	81,989
Leighton Holdings Ltd.	17,300	311,001
Lend Lease Group	51,500	488,403
National Australia Bank Ltd.	17,500	560,719
Pacific Brands Ltd.	502,100	354,234
Rio Tinto Ltd.	6,000	347,302
Toll Holdings Ltd.	82,500	449,369

		4,359,167

Austria — 0.8%
OMV AG	15,300	755,502
Voestalpine AG	6,500	310,740

		1,066,242

Belgium — 0.7%
AGFA-Gevaert NV*	84,400	194,107
Anheuser-Busch InBev NV	3,308	328,146
Delhaize Group SA	7,300	460,073

		982,326

Brazil — 0.8%
Embraer SA, ADR	18,940	614,982
Natura Cosmeticos SA	22,913	514,335

		1,129,317

Canada — 2.1%
Canadian National Railway Co.	7,031	712,417
Lululemon Athletica, Inc.*	13,833	1,011,054
Potash Corp. of Saskatchewan, Inc.	21,980	687,534
Teck Resources Ltd. (Class B Stock)	17,100	459,520

		2,870,525

China — 3.8%
Baidu, Inc., ADR*	9,267	1,438,053
China Mobile Ltd.	94,599	1,064,442
CNOOC Ltd.	272,942	552,948
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,745,226	1,219,844
SINA Corp.*	5,400	438,318
Sinopharm Group Co. Ltd. (Class H Stock)	224,182	562,686

		5,276,291

Denmark — 1.1%
Novo Nordisk A/S (Class B Stock)	9,187	1,555,951

Finland — 0.6%
Kone Oyj (Class B Stock)	4,000	357,290
Tieto Oyj	21,500	459,009

		816,299

France — 9.6%
Air Liquide SA	9,442	1,315,625
Alstom SA	10,400	370,139
AXA SA	19,800	459,535
BNP Paribas SA	8,300	561,449
Cie Generale des Etablissements Michelin (Class B Stock)	12,460	1,381,837
Ciments Francais SA	4,200	289,553
Credit Agricole SA*	53,627	591,327
LVMH Moet Hennessy Louis Vuitton SA	8,905	1,754,867
Publicis Groupe SA	14,955	1,189,644
Renault SA	5,700	454,573
Sanofi	9,600	972,258
SCOR SE	13,800	457,344
Societe Generale SA	9,318	464,216
Thales SA	9,700	533,239
Total SA	21,200	1,228,813
Valeo SA	6,500	554,806
Vivendi SA	28,520	656,053

		13,235,278

Germany — 8.8%
Adidas AG	11,816	1,281,702
Allianz SE	6,900	1,085,567
BASF SE	7,800	748,023
Bayer AG	4,300	507,103
Continental AG	2,900	491,624
Daimler AG	9,900	771,903
Deutsche Bank AG	36,501	1,675,442
E.ON SE	12,200	217,104
Freenet AG*	13,900	335,820
Fresenius Medical Care AG & Co. KGaA	18,204	1,183,534
Hannover Rueckversicherung AG	6,900	507,055
Merck KGaA	1,300	202,907
Muenchener Rueckversicherungs-Gesellschaft AG	2,400	469,156
Rheinmetall AG	7,400	424,254
RWE AG	6,300	214,355
SAP AG	12,112	895,744
Stada Arzneimittel AG	4,800	243,404
Volkswagen AG	3,900	884,738

		12,139,435

Hong Kong — 2.4%
AIA Group Ltd.	266,476	1,253,922
Cheung Kong Holdings Ltd.	15,000	228,350
First Pacific Co. Ltd.	246,000	271,904
Hong Kong Exchanges and Clearing Ltd.	66,533	1,067,464
Huabao International Holdings Ltd.	391,000	164,366
Kingboard Chemical Holdings Ltd.	144,000	370,772
Solomon Systech International Ltd.*	525,000	22,702

		3,379,480

Ireland — 0.6%
Beazley PLC	111,100	377,137
Permanent TSB Group Holdings PLC*	45,500	2,339
Smurfit Kappa Group PLC	23,000	520,027

		899,503

Israel — 0.8%
Bank Hapoalim BM	73,200	370,406
Elbit Systems Ltd.	6,900	372,417
Teva Pharmaceutical Industries Ltd.	11,300	427,016

		1,169,839

Italy — 1.9%
Banco Popolare Scarl*	23,700	35,299
Enel SpA	132,800	509,919
Eni SpA	38,600	887,344
Finmeccanica SpA*	30,000	179,600
Intesa Sanpaolo SpA	169,937	351,520
Saipem SpA	21,861	474,856
Telecom Italia SpA	277,700	228,489

		2,667,027

Japan — 17.5%
Aoyama Trading Co. Ltd.	18,500	505,417
Aozora Bank Ltd.	104,000	308,855
Bridgestone Corp.	25,665	940,583
FANUC Corp.	4,963	822,503
Fukuoka Financial Group, Inc.	77,000	348,655
Fuyo General Lease Co. Ltd.	9,200	346,496
Japan Exchange Group, Inc.	9,640	214,352
JX Holdings, Inc.	60,600	314,938
KDDI Corp.	26,059	1,339,171
Keihin Corp.	11,700	189,067
Keiyo Bank Ltd. (The)	55,000	289,969
Komatsu Ltd.	50,031	1,249,223
Kubota Corp.	48,222	700,862
KYORIN Holdings, Inc.	19,900	425,518
Kyowa Exeo Corp.	41,600	490,362
Marubeni Corp.	79,000	624,764
Miraca Holdings, Inc.	4,900	218,991
Mitsubishi Corp.	8,900	180,704
Mitsubishi UFJ Financial Group, Inc.	314,320	2,016,161
Mitsui & Co. Ltd.	30,900	450,582
Mizuho Financial Group, Inc.	287,900	625,881
Nichii Gakkan Co.	18,300	183,014
Nippon Electric Glass Co. Ltd.	23,000	123,513
Nippon Telegraph & Telephone Corp.	15,500	806,785
NTT DoCoMo, Inc.	40,000	648,166
Otsuka Holdings Co. Ltd.	18,000	521,922
Resona Holdings, Inc.	70,800	363,488
Sankyu, Inc.	91,000	301,019
Seino Holdings Co. Ltd.	43,000	440,150
Shimachu Co. Ltd.	17,400	432,320
Shizuoka Gas Co. Ltd.	38,100	259,278
Softbank Corp.	13,750	954,903
Sumitomo Corp.	38,400	519,002
Sumitomo Mitsui Financial Group, Inc.	18,800	910,399
Sumitomo Mitsui Trust Holdings, Inc.	250,064	1,242,835
Toagosei Co. Ltd.	82,000	365,770
Toho Holdings Co. Ltd.	11,900	217,350
Toppan Forms Co. Ltd.	50,100	489,763
Toyota Motor Corp.	28,638	1,836,771
Tsuruha Holdings, Inc.	2,100	185,282
West Japan Railway Co.	8,300	355,860
Yokohama Rubber Co. Ltd. (The)	46,700	462,528

		24,223,172

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,300	208,929

Mexico — 0.5%
Wal-Mart de Mexico SAB de CV (Class V Stock)	251,845	659,170

Netherlands — 5.1%
ASML Holding NV	13,969	1,379,789
ING Groep NV, CVA*	112,042	1,271,338
Koninklijke Ahold NV	47,900	829,878
Koninklijke KPN NV*	17,600	56,040
Koninklijke Philips Electronics NV	13,500	435,524
Nutreco NV	7,200	375,957
Royal Dutch Shell PLC (Class B Stock)	56,300	1,942,519
Yandex NV (Class A Stock)*	21,050	766,641

		7,057,686

New Zealand — 0.4%
Air New Zealand Ltd.	434,700	546,818

Norway — 1.0%
DNB ASA	29,200	443,427
Statoil ASA	17,200	390,667
Yara International ASA	12,500	516,144

		1,350,238

Singapore — 0.2%
Golden Agri-Resources Ltd.	580,900	240,905

South Korea — 0.8%
Samsung Electronics Co. Ltd.	849	1,079,923

Spain — 2.0%
Amadeus IT Holding SA (Class A Stock)	11,264	399,390
Banco Bilbao Vizcaya Argentaria SA	64,292	718,940
Banco Santander SA	78,705	641,692
Gas Natural SDG SA	14,400	301,063
Repsol SA	27,200	674,387

		2,735,472

Sweden — 1.8%
Boliden AB	29,900	447,665
Hennes & Mauritz AB (Class B Stock)	27,258	1,184,264
NCC AB (Class B Stock)	11,400	339,284
Nordea Bank AB	28,700	346,326
Oriflame Cosmetics SA, SDR	6,300	199,853

		2,517,392

Switzerland — 7.5%
Baloise Holding AG	6,800	752,173
Credit Suisse Group AG*	17,517	535,704
Georg Fischer AG*	500	304,400
Julius Baer Group Ltd.*	16,530	771,841
Lonza Group AG*	3,300	270,275
Nestle SA	13,062	910,867
Novartis AG	27,632	2,125,403
Roche Holding AG	7,468	2,015,414
Swiss Life Holding AG*	2,100	397,643

Swiss Re AG*	8,100	671,089
Syngenta AG	2,401	981,305
Zurich Insurance Group AG*	2,400	618,693

		10,354,807

United Kingdom — 19.9%
Accenture PLC (Class A Stock)	10,397	765,635
Alent PLC	51,200	293,954
AMEC PLC	12,500	217,168
ARM Holdings PLC	25,572	409,307
AstraZeneca PLC	24,200	1,258,045
Aviva PLC	77,400	496,803
BAE Systems PLC	157,100	1,154,663
Barclays PLC	87,400	373,521
Berendsen PLC	9,700	142,442
Bodycote PLC	28,500	299,686
BP PLC	168,600	1,182,034
British American Tobacco PLC	20,814	1,095,432
BT Group PLC	241,900	1,339,344
Burberry Group PLC	28,591	756,556
Cable & Wireless Communications PLC	321,700	206,212
Carillion PLC	65,500	331,356
Carnival PLC	22,871	774,864
Centrica PLC	63,800	381,840
Dairy Crest Group PLC	40,400	297,784
GlaxoSmithKline PLC	7,700	193,600
Home Retail Group PLC	49,500	134,565
HSBC Holdings PLC	113,002	1,223,910
J Sainsbury PLC	135,800	860,669
Kingfisher PLC	211,923	1,323,852
Legal & General Group PLC	291,300	924,345
Liberty Global PLC*	10,600	841,110
Marston’s PLC	86,500	211,415
Old Mutual PLC	178,500	541,835
Pearson PLC	33,451	680,776
Reckitt Benckiser Group PLC	18,033	1,318,491
Rolls-Royce Holdings PLC*	51,280	922,628
RSA Insurance Group PLC	195,300	382,052
SABMiller PLC	16,366	832,419
Standard Chartered PLC	52,205	1,250,720
Tesco PLC	136,000	790,643
Tullett Prebon PLC	57,600	322,685
Tullow Oil PLC	26,208	434,500
Vesuvius PLC	51,200	370,755
Vodafone Group PLC	203,100	712,849
WM Morrison Supermarkets PLC	146,400	663,778
WPP PLC	39,302	807,663

		27,521,906

United States — 1.6%
Schlumberger Ltd.	13,402	1,184,201
Yum! Brands, Inc.	15,339	1,095,051

		2,279,252

TOTAL COMMON STOCKS (cost $106,961,174)		132,808,026

PREFERRED STOCK — 0.5%
Brazil
Itau Unibanco Holding SA (PRFC), ADR (cost $799,878)	47,209	666,591

	Units
RIGHTS*(i)
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/17/13 (Spain) (cost $8,616)	64,292	8,785

TOTAL LONG-TERM INVESTMENTS (cost $107,769,668)		133,483,402

	Shares
SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,376,413)(w)	3,376,413	3,376,413

TOTAL INVESTMENTS — 99.0% (cost $111,146,081)		136,859,815
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.0%		1,369,940

NET ASSETS — 100.0%		$ 138,229,755

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Special Drawing Rights

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

*	Non-income producing security.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 10/29/2013	State Street Bank	EUR	1,952	$2,518,279	$2,641,221	$122,942
Expiring 10/29/2013	State Street Bank	EUR	1,161	1,532,877	1,571,041	38,164
Japanese Yen,
Expiring 01/06/2014	State Street Bank	JPY	132,524	1,324,701	1,349,224	24,523

				$5,375,857	$5,561,486	$185,629

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 02/18/2014	State Street Bank	GBP	1,424	$2,206,090	$2,303,161	$(97,071)
Euro,
Expiring 10/29/2013	State Street Bank	EUR	1,940	2,581,931	2,624,986	(43,055)
Expiring 10/29/2013	State Street Bank	EUR	4,033	5,250,716	5,456,296	(205,580)
Japanese Yen,
Expiring 01/06/2014	State Street Bank	JPY	633,042	6,383,855	6,444,993	(61,138)

				$16,422,592	$16,829,436	$(406,844)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2013.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2013 were as follows:

Banks	13.5%
Pharmaceuticals	8.1
Oil & Gas	8.1
Insurance	7.7
Telecommunications	6.1
Retail	4.8
Food	4.0
Chemicals	4.0
Auto Parts & Equipment	3.1
Apparel	3.0
Auto Manufacturers	2.8
Aerospace & Defense	2.7
Affiliated Money Market Mutual Fund	2.4
Diversified Financial Services	2.4
Internet	2.3
Diversified Machinery	2.3
Semiconductors	2.1
Metals & Mining	1.6
Transportation	1.6
Advertising	1.5
Engineering & Construction	1.3
Distribution/Wholesale	1.2
Media	1.1
Healthcare Services	1.1
Agriculture	1.0
Beverages	0.9
Household Products/ Wares	0.9
Software	0.9
Electric	0.8
Miscellaneous Manufacturing	0.7
Commercial Services	0.6
Machinery & Equipment	0.6
Hotels, Restaurants & Leisure	0.6
Computer Services & Software	0.5
Real Estate	0.5
Cosmetics/Personal Care	0.5
Electronics	0.4
Airlines	0.4
Paper & Forest Products	0.4
Computer Services	0.3
Building Materials	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$485,676	$—	$—
Australia	—	4,359,167	—
Austria	—	1,066,242	—
Belgium	194,107	788,219	—
Brazil	1,129,317	—	—
Canada	2,870,525	—	—
China	1,876,371	3,399,920	—
Denmark	—	1,555,951	—
Finland	—	816,299	—
France	822,792	12,412,486	—
Germany	—	12,139,435	—
Hong Kong	—	3,379,480	—
Ireland	2,339	897,164	—
Israel	—	1,169,839	—
Italy	—	2,667,027	—
Japan	—	24,223,172	—
Liechtenstein	208,929	—	—
Mexico	659,170	—	—
Netherlands	766,641	6,291,045	—
New Zealand	—	546,818	—
Norway	—	1,350,238	—
Singapore	—	240,905	—
South Korea	—	1,079,923	—
Spain	—	2,735,472	—
Sweden	—	2,517,392	—
Switzerland	—	10,354,807	—
United Kingdom	1,606,745	25,915,161	—
United States	2,279,252	—	—
Preferred Stock:
Brazil	666,591	—	—
Rights:
Spain	8,785	—	—
Affiliated Money Market Mutual Fund	3,376,413	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(221,215)	—

Total	$16,953,653	$119,684,947	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	28,694	$1,709,015

Airlines — 0.6%
United Continental Holdings, Inc.*	50,562	1,552,759

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.*	49,700	3,589,334
Incyte Corp Ltd.*(a)	27,249	1,039,549
Vertex Pharmaceuticals, Inc.*	31,698	2,403,342

		7,032,225

Capital Markets — 1.5%
Eaton Vance Corp.	55,858	2,168,966
Waddell & Reed Financial, Inc. (Class A Stock)	28,224	1,452,972

		3,621,938

Chemicals — 5.3%
Airgas, Inc.	26,955	2,858,578
Albemarle Corp.	37,503	2,360,439
Ecolab, Inc.	38,679	3,819,938
FMC Corp.	52,969	3,798,937

		12,837,892

Commercial Banks — 1.5%
First Republic Bank	78,357	3,653,787

Commercial Services & Supplies — 1.7%
Iron Mountain, Inc.	37,485	1,012,845
Stericycle, Inc.*	26,712	3,082,565

		4,095,410

Communications Equipment — 1.1%
F5 Networks, Inc.*	31,084	2,665,764

Computers & Peripherals — 0.4%
SanDisk Corp.	15,746	937,044

Construction & Engineering — 0.7%
Fluor Corp.	23,837	1,691,474

Electrical Equipment — 3.4%
AMETEK, Inc.	95,453	4,392,747
Roper Industries, Inc.	28,803	3,827,055

		8,219,802

Electronic Equipment & Instruments — 1.5%
Amphenol Corp. (Class A Stock)	48,383	3,743,877

Energy Equipment & Services — 1.7%
Cameron International Corp.*	39,593	2,311,043
Core Laboratories NV (Netherlands)	10,248	1,734,064
Frank’s International NV (Netherlands)*	3,306	98,949

		4,144,056

Food & Staples Retailing — 1.3%
Kroger Co. (The)	18,430	743,466
Whole Foods Market, Inc.	41,655	2,436,818

		3,180,284

Food Products — 2.4%
Hain Celestial Group, Inc. (The)*(a)	45,734	3,527,006
Mead Johnson Nutrition Co.	30,155	2,239,310

		5,766,316

Healthcare Equipment & Supplies — 0.9%
Hologic, Inc.*	105,940	2,187,661

Healthcare Providers & Services — 5.1%
Catamaran Corp.*	57,443	2,639,506
Henry Schein, Inc.*	48,057	4,983,511
Universal Health Services, Inc. (Class B Stock)	65,064	4,879,149

		12,502,166

Healthcare Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	115,476	1,717,128
Cerner Corp.*	24,496	1,287,265

		3,004,393

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.*	1,778	762,229
Norwegian Cruise Line Holding Ltd.*	28,960	893,416
Starwood Hotels & Resorts Worldwide, Inc.	43,182	2,869,444
Tim Hortons, Inc. (Canada)	49,907	2,894,606

		7,419,695

Household Products — 1.4%
Church & Dwight Co., Inc.	56,942	3,419,367

Insurance — 1.0%
W.R. Berkley Corp.	55,995	2,399,946

Internet Software & Services — 3.2%
Rackspace Hosting, Inc.*(a)	54,543	2,877,689
VeriSign, Inc.*(a)	95,332	4,851,445

		7,729,134

IT Services — 3.6%
Alliance Data Systems Corp.*(a)	9,418	1,991,624
Gartner, Inc.*	33,606	2,016,360
Teradata Corp.*(a)	31,475	1,744,974
Vantiv, Inc. (Class A Stock)*	106,628	2,979,186

		8,732,144

Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc.	57,323	2,937,804
Illumina, Inc.*(a)	29,511	2,385,374
Quintiles Transnational Holdings, Inc.*	11,215	503,329
Waters Corp.*	14,353	1,524,432

		7,350,939

Machinery — 4.0%
Flowserve Corp.	39,303	2,452,114
IDEX Corp.	65,059	4,245,100
Pall Corp.	34,362	2,647,248
WABCO Holdings, Inc.*	4,098	345,297

		9,689,759

Metals & Mining — 1.4%
Eldorado Gold Corp. (Canada)	119,226	800,006
Reliance Steel & Aluminum Co.	34,688	2,541,590

		3,341,596

Multiline Retail — 2.1%
Dollar Tree, Inc.*	89,809	5,133,482

Oil, Gas & Consumable Fuels — 5.3%
Cobalt International Energy, Inc.*	23,644	587,790
Concho Resources, Inc.*	30,900	3,362,229
Denbury Resources, Inc.*	182,673	3,363,010
Noble Energy, Inc.	53,425	3,580,009
Whiting Petroleum Corp.*	31,700	1,897,245

		12,790,283

Personal Products — 1.1%
Herbalife Ltd. (Cayman Islands)(a)	40,011	2,791,567

Pharmaceuticals — 3.7%
Perrigo Co.	22,868	2,821,454
Valeant Pharmaceuticals International, Inc.*	31,841	3,321,972
Warner Chilcott PLC (Ireland) (Class A Stock)	120,526	2,754,019

		8,897,445

Professional Services — 1.5%
IHS, Inc. (Class A Stock)*	32,226	3,679,565

Real Estate Investment Trusts — 1.3%
Annaly Capital Management, Inc.(a)	144,525	1,673,600
Starwood Property Trust, Inc.(a)	64,412	1,543,956

		3,217,556

Road & Rail — 0.5%
Kansas City Southern	11,171	1,221,661

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	24,524	1,153,854
Xilinx, Inc.	75,408	3,533,619

		4,687,473

Software — 7.8%
Activision Blizzard, Inc.	146,429	2,440,971
Adobe Systems, Inc.*	86,165	4,475,410
Check Point Software Technologies Ltd. (Israel)*(a)	44,158	2,497,576
Electronic Arts, Inc.*	79,835	2,039,784
Intuit, Inc.	42,309	2,805,510
Red Hat, Inc.*	61,339	2,830,181
ServiceNow, Inc.*	19,605	1,018,480
Ultimate Software Group, Inc.*	5,454	803,920

		18,911,832

Specialty Retail — 10.5%
Bed Bath & Beyond, Inc.*(a)	31,036	2,400,945
Dick’s Sporting Goods, Inc.	37,421	1,997,533
GNC Holdings, Inc. (Class A Stock)	44,460	2,428,850
L Brands, Inc.	58,782	3,591,580
O’Reilly Automotive, Inc.*(a)	24,476	3,122,893
PetSmart, Inc.	26,300	2,005,638
Ross Stores, Inc.	60,821	4,427,769
Tractor Supply Co.	21,682	1,456,380
Ulta Salon Cosmetics & Fragrance, Inc.*	21,444	2,561,700
Urban Outfitters, Inc.*	45,036	1,655,974

		25,649,262

Textiles, Apparel & Luxury Goods — 2.6%
Michael Kors Holdings Ltd. (Hong Kong)*	23,817	1,774,843
PVH Corp.	38,858	4,612,056

		6,386,899

Trading Companies & Distributors — 0.8%
WESCO International, Inc.*(a)	26,422	2,022,076

Wireless Telecommunication Services — 4.2%
Crown Castle International Corp.*	52,786	3,854,962
NII Holdings, Inc.*	173,975	1,056,028
SBA Communications Corp. (Class A Stock)*(a)	65,404	5,262,406

		10,173,396

TOTAL LONG-TERM INVESTMENTS (cost $157,682,668)		238,190,940

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,839,053; includes $27,950,167 of cash collateral for securities on loan)(b)(c)	33,839,053	33,839,053

TOTAL INVESTMENTS — 111.7% (cost $191,521,721)		272,029,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.7)%		(28,388,603)

NET ASSETS — 100.0%		$243,641,390

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,308,203; cash collateral of $27,950,167 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$238,190,940	$—	$—
Affiliated Money Market Mutual Fund	33,839,053	—	—

Total	$272,029,993	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.5%
Cubic Corp.	10,877	$ 583,877
Esterline Technologies Corp.*	11,996	958,361
Huntington Ingalls Industries, Inc.	19,820	1,335,868
Kaman Corp.	20,358	770,754
Moog, Inc. (Class A Stock)*	14,642	859,046
Teledyne Technologies, Inc.*	7,651	649,799
Triumph Group, Inc.	1,409	98,940

		5,256,645

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	42,325	834,649
Dana Holding Corp.	49,107	1,121,604
Superior Industries International, Inc.	34,050	607,111

		2,563,364

Automotive Parts — 0.6%
Asbury Automotive Group, Inc.*	9,829	522,903
Tenneco, Inc.*	12,686	640,643

		1,163,546

Banks — 2.1%
Banner Corp.	11,225	428,346
Bridge Capital Holdings*	8,885	150,867
Dime Community Bancshares, Inc.	13,870	230,936
First Financial Holdings, Inc.	9,258	510,671
Independent Bank Corp.	10,615	378,956
Independent Bank Group, Inc.	5,300	190,800
Lakeland Financial Corp.	6,900	225,285
Pinnacle Financial Partners, Inc.*	18,931	564,333
Sierra Bancorp	4,185	65,830
Trico Bancshares	9,222	210,077
UMB Financial Corp.	17,325	941,440
Viewpoint Financial Group, Inc.	25,706	531,343

		4,428,884

Biotechnology — 0.7%
Acorda Therapeutics, Inc.*	13,753	471,453
Exact Sciences Corp.*	37,882	447,386
Myriad Genetics, Inc.*(a)	25,447	598,005

		1,516,844

Building Materials — 0.7%
Boise Cascade Co.	17,460	470,547
Comfort Systems USA, Inc.	38,409	645,655
Trex Co., Inc.*	4,992	247,254

		1,363,456

Capital Markets — 3.4%
Affiliated Managers Group, Inc.*	11,220	2,049,221
Cohen & Steers, Inc.(a)	17,249	609,062
Greenhill & Co., Inc.	4,066	202,812
HFF, Inc. (Class A Stock)	24,973	625,574
Raymond James Financial, Inc.	23,630	984,662
Stifel Financial Corp.*(a)	22,200	915,084
Waddell & Reed Financial, Inc. (Class A Stock)	34,140	1,757,527

		7,143,942

Chemicals — 2.8%
Fuller (H.B.) Co.	4,615	208,552
Grace, (W.R.) & Co.*	5,897	515,398
Koppers Holdings, Inc.	28,051	1,196,375
Kraton Performance Polymers, Inc.*	10,840	212,355
Methanex Corp. (Canada)	22,357	1,146,243
PolyOne Corp.	56,872	1,746,539
Quaker Chemical Corp.	4,393	320,909
Westlake Chemical Corp.	3,945	412,884

		5,759,255

Commercial Banks — 8.1%
Bancorp, Inc. (The)*	13,719	243,101
BancorpSouth, Inc.(a)	37,203	741,828
BankUnited, Inc.	17,100	533,349
CoBiz Financial, Inc.	18,542	179,116
Community Bank System, Inc.	16,516	563,526
First Midwest Bancorp, Inc.	26,440	399,508
First Republic Bank	17,670	823,952
FirstMerit Corp.	70,750	1,535,982
Heritage Financial Corp.	8,857	137,461
Home Loan Servicing Solutions Ltd.	20,162	443,766
IBERIABANK Corp.	32,020	1,660,877
PrivateBancorp, Inc.	35,332	756,105
Sandy Spring Bancorp, Inc.	9,129	212,341
Signature Bank*(a)	31,958	2,924,796
Sterling Financial Corp.	13,620	390,213
SVB Financial Group*	26,040	2,249,075
Tompkins Financial Corp.	11,659	538,879
Webster Financial Corp.	25,908	661,431
Wintrust Financial Corp.(a)	45,550	1,870,738

		16,866,044

Commercial Services — 0.8%
Blackstone Mortgage Trust, Inc.	32,584	820,791
Convergys Corp.	34,393	644,869
Monro Muffler Brake, Inc.(a)	6,186	287,587

		1,753,247

Commercial Services & Supplies — 1.6%
ACCO Brands Corp.*(a)	169,469	1,125,274
Herman Miller, Inc.	14,490	422,818
Mobile Mini, Inc.*	17,372	591,690
TMS International Corp. (Class A Stock)	64,210	1,119,823

		3,259,605

Communication Equipment — 1.7%
Bel Fuse, Inc. (Class B Stock)	12,120	211,373
Black Box Corp.	9,690	296,902
Digi International, Inc.*	83,207	832,902
InterDigital, Inc.(a)	16,790	626,771
Plantronics, Inc.	31,730	1,461,166

		3,429,114

Computer Hardware — 0.2%
Electronics for Imaging, Inc.*	16,103	510,143

Computer Services & Software — 1.1%
Allscripts Healthcare Solutions, Inc.*	41,056	610,503

Mentor Graphics Corp.	27,647	646,110
Monotype Imaging Holdings, Inc.	16,816	481,947
NetScout Systems, Inc.*	9,746	249,205
RADWARE Ltd. (Israel)*	15,763	219,894

		2,207,659

Construction & Engineering — 1.3%
EMCOR Group, Inc.	28,543	1,116,888
Meritage Homes Corp.*	16,202	695,876
Primoris Services Corp.	11,465	292,013
Tutor Perini Corp.	31,250	666,250

		2,771,027

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	6,687	387,512

Consumer Products & Services — 0.9%
Prestige Brands Holdings, Inc.*	23,537	708,934
Spectrum Brands Holdings, Inc.	16,364	1,077,406

		1,786,340

Distribution/Wholesale — 0.2%
Watsco, Inc.	3,316	312,599

Diversified Consumer Services — 0.3%
Sotheby’s	9,540	468,700
Steiner Leisure Ltd.*	3,598	210,231

		678,931

Diversified Financial Services — 1.2%
Boston Private Financial Holdings, Inc.	40,749	452,314
E*Trade Financial Corp.*	40,741	672,226
Manning & Napier, Inc.	6,064	101,148
MarketAxess Holdings, Inc.	10,446	627,178
Walter Investment Management Corp.*	12,003	474,599
WisdomTree Investments, Inc.*	15,025	174,440

		2,501,905

Electric Utilities — 3.2%
Allete, Inc.	8,630	416,829
Black Hills Corp.	4,940	246,308
Cleco Corp.	38,677	1,734,277
IDACORP, Inc.	22,828	1,104,875
MGE Energy, Inc.	4,730	258,021
MYR Group, Inc.*	16,346	397,208
NorthWestern Corp.	7,168	321,987
Portland General Electric Co.	21,075	594,947
UNS Energy Corp.	33,651	1,568,810

		6,643,262

Electrical Equipment — 0.3%
GrafTech International Ltd.*	28,480	240,656
Powell Industries, Inc.*	5,055	309,821

		550,477

Electronic Components & Equipment — 1.7%
AVX Corp.	76,730	1,007,465
Coherent, Inc.	6,579	404,280
Littelfuse, Inc.	4,918	384,686
Park Electrochemical Corp.	58,516	1,676,483

		3,472,914

Electronic Equipment, Instruments & Components — 0.1%
CTS Corp.	17,523	276,338

Electronics — 1.2%
Belden, Inc.	10,610	679,571
Newport Corp.*	39,438	616,416
PerkinElmer, Inc.	29,838	1,126,384

		2,422,371

Energy Equipment & Services — 2.2%
C&J Energy Services, Inc.*(a)	12,570	252,406
Gulf Island Fabrication, Inc.	21,020	515,200
Key Energy Services, Inc.*	27,120	197,705
Matrix Service Co.*	29,540	579,575
Natural Gas Services Group, Inc.*	19,830	531,841
Tesco Corp.*	17,660	292,626
TETRA Technologies, Inc.*	100,889	1,264,139
Tidewater, Inc.	15,370	911,287

		4,544,779

Entertainment & Leisure — 1.2%
Brunswick Corp.	11,805	471,138
Diamond Resorts International, Inc.	19,459	366,024
Marriott Vacations Worldwide Corp.*	11,717	515,548
Pinnacle Entertainment, Inc.*	13,287	332,839
Six Flags Entertainment Corp.	8,093	273,462
Vail Resorts, Inc.	6,561	455,202

		2,414,213

Environmental Control
Ceco Environmental Corp.	119	1,675

Environmental Services — 0.2%
Waste Connections, Inc.(a)	9,336	423,948

Financial — Bank & Trust — 2.8%
Bank of the Ozarks, Inc.(a)	22,558	1,082,558
First Financial Bankshares, Inc.(a)	11,069	651,079
Glacier Bancorp, Inc.	29,183	721,112
PacWest Bancorp	18,653	640,917
Prosperity Bancshares, Inc.(a)	17,364	1,073,790
Provident Financial Services, Inc.	24,087	390,450
Southcoast Financial Corp.*	5,539	31,351
Summit State Bank	4,459	41,915
Texas Capital Bancshares, Inc.*	20,326	934,386
WSFS Financial Corp.	3,577	215,514

		5,783,072

Financial Services — 1.1%
Brookline Bancorp, Inc.	20,533	193,216
First of Long Island Corp. (The)	4,600	178,710
Home BancShares, Inc.	20,693	628,446
MB Financial, Inc.	25,800	728,592
Piper Jaffray Cos.*	3,900	133,731
Virtus Investment Partners Inc*	2,568	417,659

		2,280,354

Food & Staples Retailing — 0.9%
Pantry, Inc. (The)*	82,149	910,211
Weis Markets, Inc.	19,620	960,203

		1,870,414

Food — 0.4%
Hain Celestial Group, Inc. (The)*	10,103	779,143

Gas Utilities — 0.6%
Laclede Group, Inc. (The)	4,700	211,500
New Jersey Resources Corp.	10,220	450,191
Northwest Natural Gas Co.	10,400	436,592
WGL Holdings, Inc.	4,980	212,696

		1,310,979

Hand/Machine Tools — 0.3%
Regal-Beloit Corp.	9,044	614,359

Healthcare Products — 0.1%
Teleflex, Inc.	3,039	250,049

Healthcare Providers & Services — 1.1%
Air Methods Corp.*(a)	10,115	430,899
Cross Country Healthcare, Inc.*	50,430	305,606
HealthSouth Corp.	16,649	574,057
LifePoint Hospitals, Inc.*	21,420	998,815

		2,309,377

Healthcare Services — 0.4%
Hill-Rom Holdings, Inc.	8,614	308,639
ICON PLC, ADR (Ireland)*	11,273	461,404

		770,043

Home Builders — 0.5%
Standard Pacific Corp.*	77,939	616,498
William Lyon Homes*	15,573	316,443

		932,941

Household Durables — 0.5%
Ryland Group, Inc. (The)	20,108	815,178
WCI Communities, Inc.*	12,680	218,857

		1,034,035

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	41,820	286,467

Insurance — 4.5%
Allied World Assurance Co. Holdings AG	21,690	2,155,769
American Equity Investment Life Holding Co.(a)	63,697	1,351,650
Aspen Insurance Holdings Ltd.	12,865	466,871
AXIS Capital Holdings Ltd.	35,180	1,523,646
CNO Financial Group, Inc.	43,821	631,022
Enstar Group Ltd.*	3,310	452,146
Maiden Holdings Ltd.	30,470	359,851
Markel Corp.*	595	308,073
Meadowbrook Insurance Group, Inc.(a)	47,503	308,770
ProAssurance Corp.	15,903	716,589
Radian Group, Inc.	58,462	814,376
RLI Corp.	3,672	321,006

		9,409,769

Investment Companies — 0.3%
New Mountain Finance Corp.	13,861	199,737
Solar Capital Ltd.	10,797	239,370
THL Credit, Inc.	9,420	147,140

		586,247

IT Services — 0.1%
Unisys Corp.*(a)	10,960	276,082

Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	8,742	498,731

Machinery — 2.1%
Altra Holdings, Inc.	17,070	459,354
CIRCOR International, Inc.	8,929	555,205
Edwards Group Ltd., ADR (United Kingdom)*	46,278	455,838
RBC Bearings, Inc.*	29,987	1,975,844
Snap-on, Inc.	6,580	654,710
Twin Disc, Inc.	10,640	278,023

		4,378,974

Machinery & Equipment — 0.6%
Applied Industrial Technologies, Inc.	15,727	809,940
Graco, Inc.	6,126	453,692

		1,263,632

Manufacturing — 1.6%
Actuant Corp. (Class A Stock)	21,783	846,052
Barnes Group, Inc.	22,833	797,328
Carlisle Cos., Inc.	15,437	1,085,067
Crane Co.	7,746	477,696

		3,206,143

Marine — 0.7%
Diana Shipping, Inc. (Greece)*(a)	42,580	513,941
Kirby Corp.*	9,700	839,535

		1,353,476

Media — 0.1%
Sinclair Broadcast Group, Inc. (Class A Stock)	4,023	134,851

Metals & Mining — 2.2%
Carpenter Technology Corp.	16,333	949,111
Coeur d’Alene Mines Corp.	10,001	120,512
Commercial Metals Co.	23,981	406,478
Globe Specialty Metals, Inc.	19,564	301,481
Haynes International, Inc.	8,774	397,725
Horsehead Holding Corp.*	51,510	641,815
Kaiser Aluminum Corp.	14,851	1,058,134
Olympic Steel, Inc.	5,492	152,568
RTI International Metals, Inc.*(a)	14,180	454,327

		4,482,151

Oil & Gas Exploration/Production — 0.6%
Diamondback Energy, Inc.	30,475	1,299,454

Oil Field Equipment & Services — 1.1%
Dril-Quip, Inc.*	8,957	1,027,816
Forum Energy Technologies, Inc.*(a)	30,727	829,936
Thermon Group Holdings, Inc.*	18,865	435,970

		2,293,722

Oil, Gas & Consumable Fuels — 4.2%
Approach Resources, Inc.*(a)	32,633	857,595
Bill Barrett Corp.*(a)	40,420	1,014,946
Carrizo Oil & Gas, Inc.*(a)	22,590	842,833
Cloud Peak Energy, Inc.*	25,770	378,046
Laredo Petroleum Holdings, Inc.*	49,261	1,462,067
Newpark Resources, Inc.*	63,407	802,733
Rex Energy Corp.*	72,548	1,617,820
Southwest Gas Corp.	34,591	1,729,550

		8,705,590

Packaging — 0.1%
Graphic Packaging Holding Co*	28,613	244,927

Paper & Forest Products — 0.6%
Gibraltar Industries, Inc.*	28,390	404,842
KapStone Paper and Packaging Corp.	18,529	793,041

		1,197,883

Pharmaceuticals — 0.4%
Infinity Pharmaceuticals, Inc.*	27,897	486,803
Mallinckrodt PLC*(a)	8,023	353,734

		840,537

Professional Services — 0.8%
Korn/Ferry International*	16,010	342,614
TrueBlue, Inc.*	52,217	1,253,730

		1,596,344

Real Estate Investment Trusts — 9.5%
Acadia Realty Trust	21,046	519,415
American Campus Communities, Inc.	10,053	343,310
Apollo Commercial Real Estate Finance, Inc.	44,331	676,934
BioMed Realty Trust, Inc.	47,720	887,115
Campus Crest Communities, Inc.	67,255	726,354
CBL & Associates Properties, Inc.	25,438	485,866
Coresite Realty Corp.	14,418	489,347
Corporate Office Properties Trust	13,680	316,008
Cousins Properties, Inc.(a)	84,073	865,111
CubeSmart	49,401	881,314
CYS Investments, Inc.(a)	69,204	562,629
DuPont Fabros Technology, Inc.(a)	35,591	917,180
EastGroup Properties, Inc.	14,190	840,190
EPR Properties(a)	18,525	902,908
Healthcare Trust of America, Inc.	38,476	404,768
Hersha Hospitality Trust	35,010	195,706
Highwoods Properties, Inc.	14,237	502,708
Hudson Pacific Properties, Inc.	31,707	616,701
LaSalle Hotel Properties	35,295	1,006,613
LTC Properties, Inc.	17,725	673,196
MFA Financial, Inc.	100,627	749,671
Mid-America Apartment Communities, Inc.(a)	24,094	1,505,875
National Retail Properties, Inc.(a)	16,007	509,343
Pebblebrook Hotel Trust	66,535	1,910,220
PS Business Parks, Inc.	12,759	952,077
Strategic Hotels & Resorts, Inc.*	62,906	546,024
Two Harbors Investment Corp.	54,385	528,078
Washington Real Estate Investment Trust	7,160	180,933

		19,695,594

Real Estate Management & Development — 0.6%
CBRE Group, Inc.*	9,200	212,796
Jones Lang LaSalle, Inc.	4,540	396,342
Kennedy-Wilson Holdings, Inc.	34,574	641,693

		1,250,831

Retail & Merchandising — 1.2%
Bloomin’ Brands, Inc.*	12,239	288,963
Chico’s FAS, Inc.	12,318	205,218
GNC Holdings, Inc. (Class A Stock)	14,029	766,404
Shoe Carnival, Inc.	13,736	371,009
Susser Holdings Corp.*(a)	12,253	651,247
Vitamin Shoppe, Inc.*(a)	5,640	246,750

		2,529,591

Road & Rail — 0.9%
Genesee & Wyoming, Inc. (Class A Stock)*	7,490	696,345
Old Dominion Freight Line, Inc.*	23,187	1,066,370

		1,762,715

Semiconductors & Semiconductor Equipment — 5.7%
Cabot Microelectronics Corp.*	17,266	665,086
Exar Corp.*	125,200	1,678,932
Fairchild Semiconductor International, Inc.*	48,033	667,178
Intersil Corp. (Class A Stock)	64,443	723,695
Micrel, Inc.	23,116	210,587
MKS Instruments, Inc.	23,084	613,804
ON Semiconductor Corp.*	168,980	1,233,554
PMC — Sierra, Inc.*	55,270	365,887
Rudolph Technologies, Inc.*	120,170	1,369,938
Semtech Corp.*	23,346	700,147
Silicon Laboratories, Inc.*	7,568	323,229
Teradyne, Inc.*(a)	116,726	1,928,314
Veeco Instruments, Inc.*(a)	33,740	1,256,140

		11,736,491

Software — 1.0%
PTC, Inc.*(a)	29,039	825,579
SS&C Technologies Holdings, Inc.*	18,584	708,050
Verint Systems, Inc.*	16,492	611,194

		2,144,823

Specialty Retail — 1.4%
ANN, Inc.*	31,040	1,124,269
Cato Corp. (The) (Class A Stock)	7,980	223,280
Francesca’s Holdings Corp.*(a)	7,326	136,557
MarineMax, Inc.*	80,270	979,294
OfficeMax, Inc.	35,779	457,613

		2,921,013

Telecommunications — 1.3%
ADTRAN, Inc.	17,605	468,997
Anixter International, Inc.*	11,654	1,021,590
Premiere Global Services, Inc.*	65,763	654,999
West Corp.	28,718	636,678

		2,782,264

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s, Inc.(a)	9,412	714,277
G & K Services, Inc. (Class A Stock)	13,006	785,432
Hanesbrands, Inc.	5,766	359,279
Movado Group, Inc.	29,075	1,272,031
Steven Madden Ltd.*	9,909	533,402

		3,664,421

Thrifts & Mortgage Finance — 0.5%
Flushing Financial Corp.	19,631	362,192

Oritani Financial Corp.	17,608	289,828
Westfield Financial, Inc.	60,150	424,659

		1,076,679

Trading Companies & Distributors — 0.3%
Rush Enterprises, Inc. (Class A Stock)*	23,270	616,888

Transportation — 0.7%
Celadon Group, Inc.	10,414	194,429
Forward Air Corp.	15,528	626,555
Gulfmark Offshore, Inc. (Class A Stock)	13,271	675,361

		1,496,345

Utilities — 0.6%
El Paso Electric Co.	35,700	1,192,380

TOTAL COMMON STOCKS (cost $138,806,965)		199,269,820

EXCHANGE TRADED FUNDS — 2.6%
iShares Nasdaq Biotechnology Index Fund(a)	2,780	582,688
iShares Russell 2000 Value Index Fund	52,660	4,825,762

TOTAL EXCHANGE TRADED FUNDS (cost $4,794,421)		5,408,450

UNAFFILIATED MUTUAL FUNDS — 0.2%
Golub Capital BDC, Inc.	10,780	186,925
PennantPark Investment Corp.	16,427	184,968
Solar Senior Capital Ltd.	6,282	113,579

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $500,218)		485,472

	Units
WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	4,411	31

TOTAL LONG-TERM INVESTMENTS (cost $144,101,604)		205,163,773

	Shares
SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $26,766,344; includes $24,813,618 of cash collateral for securities on loan)(b)(w)	26,766,344	26,766,344

TOTAL INVESTMENTS — 111.9% (cost $170,867,948)		231,930,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(24,654,680)

NET ASSETS — 100.0%		$207,275,437

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,060,651; cash collateral of $24,813,618 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$199,269,820	$—	$—
Exchange Traded Funds	5,408,450	—	—
Unaffiliated Mutual Funds	485,472	—	—
Warrants	31	—	—
Affiliated Mutual Funds	26,766,344	—	—

Total	$231,930,117	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	118,936	$ 13,974,980
General Dynamics Corp.	59,200	5,181,184
Honeywell International, Inc.	137,350	11,405,544
L-3 Communications Holdings, Inc.	16,700	1,578,150
Lockheed Martin Corp.	46,698	5,956,330
Northrop Grumman Corp.	42,126	4,012,923
Precision Castparts Corp.	25,600	5,817,344
Raytheon Co.	56,918	4,386,670
Rockwell Collins, Inc.(a)	25,100	1,703,286
Textron, Inc.	44,900	1,239,689
United Technologies Corp.	147,500	15,903,450

		71,159,550

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(a)	28,900	1,721,284
Expeditors International of Washington, Inc.	35,600	1,568,536
FedEx Corp.	51,540	5,881,229
United Parcel Service, Inc. (Class B Stock)	124,900	11,412,113

		20,583,162

Airlines — 0.2%
Delta Air Lines, Inc.(a)	137,500	3,243,625
Southwest Airlines Co.	123,437	1,797,243

		5,040,868

Auto Components — 0.4%
BorgWarner, Inc.(a)	18,700	1,895,993
Delphi Automotive PLC	48,100	2,810,002
Goodyear Tire & Rubber Co. (The)*	38,600	866,570
Johnson Controls, Inc.	122,800	5,096,200

		10,668,765

Automobiles — 0.7%
Ford Motor Co.	686,559	11,582,250
General Motors Co.*	156,300	5,622,111
Harley-Davidson, Inc.	41,300	2,653,112

		19,857,473

Beverages — 2.2%
Beam, Inc.	24,900	1,609,785
Brown-Forman Corp. (Class B Stock)	26,350	1,795,226
Coca-Cola Co. (The)	667,200	25,273,536
Coca-Cola Enterprises, Inc.	46,800	1,881,828
Constellation Brands, Inc. (Class A Stock)*	26,900	1,544,060
Dr. Pepper Snapple Group, Inc.	36,800	1,649,376
Molson Coors Brewing Co. (Class B Stock)	27,500	1,378,575
Monster Beverage Corp.*(a)	23,600	1,233,100
PepsiCo, Inc.	269,339	21,412,451

		57,777,937

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.	33,900	3,937,824
Amgen, Inc.	130,794	14,641,080
Biogen Idec, Inc.	41,625	10,021,635
Celgene Corp.	73,300	11,283,069
Gilead Sciences, Inc.(a)	267,300	16,797,132
Regeneron Pharmaceuticals, Inc.*	12,600	3,942,162
Vertex Pharmaceuticals, Inc.*	35,600	2,699,192

		63,322,094

Building Products
Masco Corp.	54,800	1,166,144

Capital Markets — 2.1%
Ameriprise Financial, Inc.	36,000	3,278,880
Bank of New York Mellon Corp. (The)	205,789	6,212,770
BlackRock, Inc.	22,000	5,953,640
Charles Schwab Corp. (The)	192,300	4,065,222
E*TRADE Financial Corp.*	38,710	638,715
Franklin Resources, Inc.	73,800	3,730,590
Goldman Sachs Group, Inc. (The)	75,500	11,944,855
Invesco Ltd.	79,300	2,529,670
Legg Mason, Inc.	21,400	715,616
Morgan Stanley	240,010	6,468,270
Northern Trust Corp.	38,600	2,099,454
State Street Corp.	80,200	5,273,150
T. Rowe Price Group, Inc.	46,300	3,330,359

		56,241,191

Chemicals — 2.5%
Air Products & Chemicals, Inc.	36,300	3,868,491
Airgas, Inc.	10,300	1,092,315
CF Industries Holdings, Inc.	10,000	2,108,300
Dow Chemical Co. (The)	213,461	8,196,902
Eastman Chemical Co.	27,100	2,111,090
Ecolab, Inc.	44,600	4,404,696
E.I. du Pont de Nemours & Co.	161,591	9,462,769
FMC Corp.	24,500	1,757,140
International Flavors & Fragrances, Inc.	15,300	1,259,190
LyondellBasell Industries NV (Class A Stock)	75,200	5,506,896
Monsanto Co.	93,196	9,726,867
Mosaic Co. (The)	52,500	2,258,550
PPG Industries, Inc.	24,700	4,126,382
Praxair, Inc.	52,300	6,286,983
Sherwin-Williams Co. (The)	15,200	2,769,136
Sigma-Aldrich Corp.	20,700	1,765,710

		66,701,417

Commercial Banks — 2.8%
BB&T Corp.	124,000	4,185,000
Comerica, Inc.	29,650	1,165,541
Fifth Third Bancorp	153,949	2,777,240
Huntington Bancshares, Inc.	144,675	1,195,016
KeyCorp	163,700	1,866,180
M&T Bank Corp.(a)	21,600	2,417,472
PNC Financial Services Group, Inc.	92,593	6,708,363
Regions Financial Corp.	249,312	2,308,629
SunTrust Banks, Inc.	94,600	3,066,932
U.S. Bancorp	324,181	11,858,541
Wells Fargo & Co.	853,586	35,270,174
Zions Bancorporation(a)	30,000	822,600

		73,641,688

Commercial Services & Supplies — 0.5%
ADT Corp. (The)	33,700	1,370,242
Cintas Corp.(a)	19,700	1,008,640
Iron Mountain, Inc.	31,817	859,695
Pitney Bowes, Inc.(a)	34,700	631,193

Republic Services, Inc.	52,910	1,765,078
Stericycle, Inc.*	13,900	1,604,060
Tyco International Ltd.	81,800	2,861,364
Waste Management, Inc.	75,830	3,127,229

		13,227,501

Communications Equipment — 1.8%
Cisco Systems, Inc.	936,100	21,923,462
F5 Networks, Inc.	14,500	1,243,520
Harris Corp.	20,700	1,227,510
JDS Uniphase Corp.*	39,587	582,325
Juniper Networks, Inc.	89,600	1,779,456
Motorola Solutions, Inc.	43,927	2,608,385
QUALCOMM, Inc.	299,000	20,140,640

		49,505,298

Computers & Peripherals — 3.9%
Apple, Inc.	159,040	75,822,320
Dell, Inc.	259,200	3,569,184
EMC Corp.	364,774	9,323,623
Hewlett-Packard Co.	339,416	7,120,948
NetApp, Inc.	59,900	2,552,938
SanDisk Corp.	41,900	2,493,469
Seagate Technology PLC	54,800	2,396,952
Western Digital Corp.	33,900	2,149,260

		105,428,694

Construction & Engineering — 0.2%
Fluor Corp.	28,200	2,001,072
Jacobs Engineering Group, Inc.*	22,200	1,291,596
Quanta Services, Inc.	33,000	907,830

		4,200,498

Construction Materials
Vulcan Materials Co.	22,300	1,155,363

Consumer Finance — 1.0%
American Express Co.	165,300	12,483,456
Capital One Financial Corp.	102,069	7,016,223
Discover Financial Services	85,505	4,321,423
SLM Corp.	77,000	1,917,300

		25,738,402

Containers & Packaging — 0.2%
Avery Dennison Corp.	19,000	826,880
Ball Corp.	27,300	1,225,224
Bemis Co., Inc.	17,900	698,279
MeadWestvaco Corp.	31,689	1,216,224
Owens-Illinois, Inc.*	30,400	912,608
Sealed Air Corp.	31,620	859,748

		5,738,963

Distributors — 0.1%
Genuine Parts Co.(a)	27,625	2,234,586

Diversified Consumer Services
H&R Block, Inc.	47,600	1,269,016

Diversified Financial Services — 5.1%
Bank of America Corp.	1,880,932	25,956,862
Berkshire Hathaway, Inc. (Class B Stock)	315,200	35,778,352

Citigroup, Inc.	532,397	25,826,578
CME Group, Inc.	54,800	4,048,624
IntercontinentalExchange, Inc.*(a)	11,900	2,158,898
JPMorgan Chase & Co.	661,545	34,195,261
Leucadia National Corp.	45,200	1,231,248
McGraw-Hill Financial, Inc.	47,800	3,135,202
Moody’s Corp.	31,720	2,230,868
NASDAQ OMX Group, Inc. (The)	22,800	731,652
NYSE Euronext	43,800	1,838,724

		137,132,269

Diversified Telecommunication Services — 2.2%
AT&T, Inc.(a)	933,211	31,561,196
CenturyLink, Inc.(a)	110,285	3,460,743
Frontier Communications Corp.(a)	164,916	687,700
Verizon Communications, Inc.	501,238	23,387,765
Windstream Holdings, Inc.(a)	96,065	768,520

		59,865,924

Electric Utilities — 1.7%
American Electric Power Co., Inc.	86,640	3,755,844
Duke Energy Corp.	123,948	8,277,247
Edison International	58,500	2,694,510
Entergy Corp.(a)	31,700	2,003,123
Exelon Corp.	153,073	4,537,084
FirstEnergy Corp.	74,180	2,703,861
NextEra Energy, Inc.	75,300	6,036,048
Northeast Utilities(a)	56,600	2,334,750
Pepco Holdings, Inc.	35,700	659,022
Pinnacle West Capital Corp.	18,500	1,012,690
PPL Corp.	105,100	3,192,938
Southern Co. (The)(a)	152,100	6,263,478
Xcel Energy, Inc.	86,495	2,388,127

		45,858,722

Electrical Equipment — 0.8%
AMETEK, Inc.	36,600	1,684,332
Eaton Corp., PLC	79,761	5,490,747
Emerson Electric Co.	126,300	8,171,610
Rockwell Automation, Inc.	24,400	2,609,336
Roper Industries, Inc.	17,100	2,272,077

		20,228,102

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	27,700	2,143,426
Corning, Inc.	259,100	3,780,269
FLIR Systems, Inc.	23,500	737,900
Jabil Circuit, Inc.	34,100	739,288
Molex, Inc.	26,600	1,024,632
TE Connectivity Ltd.	73,200	3,790,296

		12,215,811

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	77,948	3,827,247
Cameron International Corp.*	41,800	2,439,866
Diamond Offshore Drilling, Inc.(a)	12,500	779,000
Ensco PLC (Class A Stock)	39,700	2,133,875
FMC Technologies, Inc.*	38,300	2,122,586
Halliburton Co.	150,300	7,236,945
Helmerich & Payne, Inc.	18,400	1,268,680
Nabors Industries Ltd.	52,100	836,726

National Oilwell Varco, Inc.	74,000	5,780,140
Noble Corp.	45,300	1,710,981
Rowan Cos. PLC (Class A Stock)*	20,500	752,760
Schlumberger Ltd.	231,722	20,474,956

		49,363,762

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	77,032	8,867,924
CVS Caremark Corp.	214,838	12,192,057
Kroger Co. (The)	93,500	3,771,790
Safeway, Inc.	44,500	1,423,555
Sysco Corp.	101,500	3,230,745
Walgreen Co.	149,000	8,016,200
Wal-Mart Stores, Inc.	285,800	21,137,768
Whole Foods Market, Inc.	59,800	3,498,300

		62,138,339

Food Products — 1.6%
Archer-Daniels-Midland Co.	115,138	4,241,684
Campbell Soup Co.	30,100	1,225,371
ConAgra Foods, Inc.	70,300	2,132,902
General Mills, Inc.	112,200	5,376,624
Hershey Co. (The)	25,700	2,377,250
Hormel Foods Corp.(a)	23,600	994,032
J.M. Smucker Co. (The)	19,200	2,016,768
Kellogg Co.	42,900	2,519,517
Kraft Foods Group, Inc.	105,137	5,513,384
McCormick & Co., Inc.	23,100	1,494,570
Mead Johnson Nutrition Co.	34,993	2,598,580
Mondelez International, Inc. (Class A Stock)	313,111	9,837,948
Tyson Foods, Inc. (Class A Stock)	50,100	1,416,828

		41,745,458

Gas Utilities — 0.1%
AGL Resources, Inc.	19,837	913,097
ONEOK, Inc.	36,240	1,932,317

		2,845,414

Healthcare Equipment & Supplies — 2.0%
Abbott Laboratories	275,500	9,143,845
Baxter International, Inc.	95,200	6,253,688
Becton Dickinson and Co.	33,800	3,380,676
Boston Scientific Corp.*	236,899	2,781,194
C.R. Bard, Inc.	13,000	1,497,600
CareFusion Corp.*	39,537	1,458,915
Covidien PLC	82,900	5,051,926
DENTSPLY International, Inc.	22,500	976,725
Edwards Lifesciences Corp.*	20,200	1,406,526
Intuitive Surgical, Inc.	6,950	2,615,077
Medtronic, Inc.	177,000	9,425,250
St. Jude Medical, Inc.	50,300	2,698,092
Stryker Corp.	49,600	3,352,464
Varian Medical Systems, Inc.*	19,300	1,442,289
Zimmer Holdings, Inc.	29,486	2,421,980

		53,906,247

Healthcare Providers & Services — 2.0%
Aetna, Inc.	66,457	4,254,577
AmerisourceBergen Corp.	39,900	2,437,890
Cardinal Health, Inc.	58,975	3,075,546

CIGNA Corp.	48,400	3,720,024
DaVita HealthCare Partners, Inc.*	30,600	1,741,140
Express Scripts Holding Co.	143,151	8,843,869
Humana, Inc.	28,100	2,622,573
Laboratory Corp. of America Holdings*(a)	15,500	1,536,670
Mckesson Corp.	39,907	5,120,068
Patterson Cos., Inc.	15,900	639,180
Quest Diagnostics, Inc.	28,100	1,736,299
Tenet Healthcare Corp.*(a)	17,800	733,182
UnitedHealth Group, Inc.	178,700	12,796,707
WellPoint, Inc.	53,000	4,431,330

		53,689,055

Healthcare Technology — 0.1%
Cerner Corp.*	49,800	2,616,990

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	77,500	2,529,600
Chipotle Mexican Grill, Inc.	5,500	2,357,850
Darden Restaurants, Inc.(a)	23,350	1,080,871
International Game Technology	50,300	952,179
Marriott International, Inc. (Class A Stock)	42,803	1,800,294
McDonald’s Corp.	174,600	16,798,266
Starbucks Corp.	131,000	10,083,070
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,179,560
Wyndham Worldwide Corp.	24,463	1,491,509
Wynn Resorts Ltd.(a)	13,100	2,069,931
Yum! Brands, Inc.	78,300	5,589,837

		46,932,967

Household Durables — 0.3%
D.R. Horton, Inc.(a)	45,200	878,236
Garmin Ltd.(a)	14,600	659,774
Harman International Industries, Inc.	13,200	874,236
Leggett & Platt, Inc.	26,200	789,930
Lennar Corp. (Class A Stock)(a)	24,300	860,220
Newell Rubbermaid, Inc.	53,749	1,478,098
PulteGroup, Inc.	53,685	885,802
Whirlpool Corp.	13,907	2,036,541

		8,462,837

Household Products — 2.0%
Clorox Co. (The)(a)	22,500	1,838,700
Colgate-Palmolive Co.	155,400	9,215,220
Kimberly-Clark Corp.	66,488	6,264,499
Procter & Gamble Co. (The)	478,581	36,175,938

		53,494,357

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	111,800	1,485,822
NRG Energy, Inc.	49,500	1,352,835

		2,838,657

Industrial Conglomerates — 2.4%
3M Co.	111,700	13,338,097
Danaher Corp.	102,200	7,084,504
General Electric Co.	1,792,000	42,810,880

		63,233,481

Insurance — 2.9%
ACE Ltd.	62,100	5,810,076
Aflac, Inc.	85,000	5,269,150

Allstate Corp. (The)	88,188	4,457,903
American International Group, Inc.	258,429	12,567,402
Aon PLC	57,625	4,289,605
Assurant, Inc.	19,400	1,049,540
Chubb Corp. (The)	48,800	4,355,888
Cincinnati Financial Corp.	30,128	1,420,836
Genworth Financial, Inc. (Class A Stock)*	103,200	1,319,928
Hartford Financial Services Group, Inc. (The)	80,100	2,492,712
Lincoln National Corp.	54,363	2,282,702
Loews Corp.	58,826	2,749,527
Marsh & Mclennan Cos., Inc.	103,400	4,503,070
MetLife, Inc.	193,400	9,080,130
Principal Financial Group, Inc.(a)	52,700	2,256,614
Progressive Corp. (The)	109,000	2,968,070
Torchmark Corp.(a)	20,750	1,501,263
Travelers Cos., Inc. (The)	68,498	5,806,575
Unum Group	54,956	1,672,861
XL Group PLC	59,500	1,833,790

		77,687,642

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.	63,400	19,821,376
Expedia, Inc.(a)	16,700	864,893
Netflix, Inc.*	9,200	2,844,732
priceline.com, Inc.	8,900	8,997,455
Tripadvisor, Inc.*(a)	15,700	1,190,688

		33,719,144

Internet Software & Services — 2.3%
Akamai Technologies, Inc.	30,400	1,571,680
eBay, Inc.*	203,300	11,342,107
Google, Inc. (Class A Stock)	48,710	42,665,576
VeriSign, Inc.*(a)	25,400	1,292,606
Yahoo!, Inc.(a)	167,000	5,537,720

		62,409,689

IT Services — 3.5%
Accenture PLC (Class A Stock)	113,000	8,321,320
Automatic Data Processing, Inc.	85,000	6,152,300
Cognizant Technology Solutions Corp. (Class A Stock)*	51,800	4,253,816
Computer Sciences Corp.	26,300	1,360,762
Fidelity National Information Services, Inc.	47,100	2,187,324
Fiserv, Inc.	23,100	2,334,255
International Business Machines Corp.	181,200	33,554,616
MasterCard, Inc. (Class A Stock)	18,300	12,311,874
Paychex, Inc.(a)	54,850	2,229,104
Teradata Corp.*(a)	29,600	1,641,024
Total System Services, Inc.	29,993	882,394
Visa, Inc. (Class A Stock)	88,600	16,931,460
Western Union Co. (The)	99,104	1,849,281

		94,009,530

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	19,050	898,017
Mattel, Inc.(a)	57,681	2,414,527

		3,312,544

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	60,382	3,094,578
Life Technologies Corp.*	30,630	2,292,043

PerkinElmer, Inc.	20,000	755,000
Thermo Fisher Scientific, Inc.	63,600	5,860,740
Waters Corp.*	14,500	1,540,045

		13,542,406

Machinery — 1.8%
Caterpillar, Inc.	114,900	9,579,213
Cummins, Inc.	31,100	4,132,257
Deere & Co.	68,500	5,575,215
Dover Corp.	30,500	2,739,815
Flowserve Corp.	25,200	1,572,228
Illinois Tool Works, Inc.	73,900	5,636,353
Ingersoll-Rand PLC	46,300	3,006,722
Joy Global, Inc.(a)	16,600	847,264
PACCAR, Inc.	61,128	3,402,384
Pall Corp.	20,100	1,548,504
Parker Hannifin Corp.	26,987	2,934,027
Pentair Ltd.	34,107	2,214,909
Snap-on, Inc.	11,000	1,094,500
Stanley Black & Decker, Inc.	28,235	2,557,244
Xylem, Inc.	27,600	770,868

		47,611,503

Media — 3.7%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	569,192
CBS Corp. (Class B Stock)	101,368	5,591,459
Comcast Corp. (Class A Stock)	463,746	20,938,132
DIRECTV	93,100	5,562,725
Discovery Communications, Inc. (Class A Stock)*(a)	42,300	3,570,966
Gannett Co., Inc.	39,200	1,050,168
Interpublic Group of Cos., Inc. (The)	76,362	1,311,899
News Corp. (Class A Stock)*	88,125	1,415,288
Omnicom Group, Inc.	45,300	2,873,832
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	1,218,516
Time Warner Cable, Inc.	50,626	5,649,862
Time Warner, Inc.	162,340	10,683,595
Twenty-First Century Fox, Inc.	347,500	11,641,250
Viacom, Inc. (Class B Stock)	78,268	6,541,639
Walt Disney Co. (The)(a)	296,001	19,089,104
Washington Post Co. (The) (Class B Stock)	700	427,945

		98,135,572

Metals & Mining — 0.5%
Alcoa, Inc.(a)	195,776	1,589,701
Allegheny Technologies, Inc.(a)	15,440	471,229
Cliffs Natural Resources, Inc.	26,000	533,000
Freeport-McMoRan Copper & Gold, Inc.	177,412	5,868,789
Newmont Mining Corp.	89,403	2,512,224
Nucor Corp.	56,300	2,759,826
United States Steel Corp.(a)	19,740	406,447

		14,141,216

Multiline Retail — 0.7%
Dollar General Corp.	48,700	2,749,602
Dollar Tree, Inc.*(a)	40,700	2,326,412
Family Dollar Stores, Inc.	16,400	1,181,128
J.C. Penney Co., Inc.*(a)	20,700	182,574
Kohl’s Corp.(a)	35,900	1,857,825
Macy’s, Inc.	67,020	2,899,955
Nordstrom, Inc.(a)	26,800	1,506,160
Target Corp.	110,268	7,054,947

		19,758,603

Multi-Utilities — 1.1%
Ameren Corp.	42,000	1,463,280
CenterPoint Energy, Inc.	73,110	1,752,447
CMS Energy Corp.	45,800	1,205,456
Consolidated Edison, Inc.	52,400	2,889,336
Dominion Resources, Inc.	102,384	6,396,952
DTE Energy Co.	32,000	2,111,360
Integrys Energy Group, Inc.	12,050	673,474
NiSource, Inc.	49,600	1,532,144

PG&E Corp.	76,900	3,146,748
Public Service Enterprise Group, Inc.	89,200	2,937,356
SCANA Corp.	22,200	1,022,088
Sempra Energy	39,654	3,394,382
TECO Energy, Inc.(a)	34,200	565,668
Wisconsin Energy Corp.(a)	39,600	1,599,048

		30,689,739

Office Electronics — 0.1%
Xerox Corp.	206,511	2,124,998

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	88,326	8,213,435
Apache Corp.	69,250	5,895,945
Cabot Oil & Gas Corp.	73,600	2,746,752
Chesapeake Energy Corp.(a)	92,700	2,399,076
Chevron Corp.	338,192	41,090,328
ConocoPhillips	213,879	14,866,729
CONSOL Energy, Inc.	35,600	1,197,940
Denbury Resources, Inc.*	66,900	1,231,629
Devon Energy Corp.	66,700	3,852,592
EOG Resources, Inc.	47,200	7,990,016
EQT Corp.	26,400	2,342,208
Exxon Mobil Corp.	773,154	66,522,170
Hess Corp.	52,900	4,091,286
Kinder Morgan, Inc.	109,943	3,910,673
Marathon Oil Corp.	125,494	4,377,231
Marathon Petroleum Corp.	57,247	3,682,127
Murphy Oil Corp.	32,500	1,960,400
Newfield Exploration Co.*	23,700	648,669
Noble Energy, Inc.	62,800	4,208,228
Occidental Petroleum Corp.	140,400	13,133,016
Peabody Energy Corp.	47,100	812,475
Phillips 66	111,739	6,460,749
Pioneer Natural Resources Co.	22,400	4,229,120
QEP Resources, Inc.	28,200	780,858
Range Resources Corp.	29,500	2,238,755
Southwestern Energy Co.*	62,500	2,273,750
Spectra Energy Corp.	119,042	4,074,808
Tesoro Corp.	24,100	1,059,918
Valero Energy Corp.	95,000	3,244,250
Williams Cos., Inc. (The)	116,500	4,235,940
WPX Energy, Inc.*(a)	36,133	695,928

		224,467,001

Paper & Forest Products — 0.1%
International Paper Co.	79,667	3,569,082

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,621,220
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,500	2,830,950

		4,452,170

Pharmaceuticals — 5.7%
AbbVie, Inc.	276,700	12,376,791
Actavis, Inc.*	22,700	3,268,800
Allergan, Inc.	54,500	4,929,525
Bristol-Myers Squibb Co.	288,340	13,344,375
Eli Lilly & Co.	174,200	8,767,486
Forest Laboratories, Inc.*	40,900	1,750,111
Hospira, Inc.*(a)	28,920	1,134,242
Johnson & Johnson	490,971	42,562,276
Merck & Co., Inc.	516,604	24,595,508
Mylan, Inc.*	68,500	2,614,645
Perrigo Co.	15,700	1,937,066
Pfizer, Inc.	1,166,373	33,486,569
Zoetis, Inc.	79,800	2,483,376

		153,250,770

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)(a)	7,200	747,720
Equifax, Inc.	21,500	1,286,775
Nielsen Holdings NV(a)	29,800	1,086,210
Robert Half International, Inc.	23,100	901,593

		4,022,298

Real Estate Investment Trusts — 1.9%
American Tower Corp.	71,500	5,300,295
Apartment Investment & Management Co. (Class A Stock)	24,074	672,628
AvalonBay Communities, Inc.	20,218	2,569,506
Boston Properties, Inc.	26,200	2,800,780
Equity Residential	55,600	2,978,492
HCP, Inc.	78,700	3,222,765
Health Care REIT, Inc.	46,300	2,888,194
Host Hotels & Resorts, Inc.(a)	123,726	2,186,238
Kimco Realty Corp.(a)	76,400	1,541,752
Macerich Co. (The)(a)	21,200	1,196,528
Plum Creek Timber Co., Inc.	25,900	1,212,897
Prologis, Inc.	82,828	3,115,989
Public Storage	25,400	4,077,970
Simon Property Group, Inc.	55,001	8,152,798
Ventas, Inc.	51,204	3,149,046
Vornado Realty Trust	32,157	2,703,117
Weyerhaeuser Co.	99,310	2,843,245

		50,612,240

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)	53,500	1,237,455

Road & Rail — 0.9%
CSX Corp.	180,272	4,640,201
Kansas City Southern	16,800	1,837,248
Norfolk Southern Corp.	55,300	4,277,455
Ryder System, Inc.	9,100	543,270
Union Pacific Corp.	81,500	12,660,210

		23,958,384

Semiconductors & Semiconductor Equipment — 2.0%
Altera Corp.(a)	52,500	1,950,900
Analog Devices, Inc.	52,900	2,488,945

Applied Materials, Inc.	220,300	3,864,062
Broadcom Corp. (Class A Stock)	86,950	2,261,570
First Solar, Inc.*	7,200	289,512
Intel Corp.	872,800	20,004,576
KLA-Tencor Corp.	28,700	1,746,395
LAM Research Corp.*	31,350	1,604,807
Linear Technology Corp.	43,500	1,725,210
LSI Corp.	108,400	847,688
Microchip Technology, Inc.(a)	31,900	1,285,251
Micron Technology, Inc.*(a)	165,900	2,898,273
NVIDIA Corp.	108,250	1,684,370
Teradyne, Inc.*(a)	32,200	531,944
Texas Instruments, Inc.	195,100	7,856,677
Xilinx, Inc.	44,000	2,061,840

		53,102,020

Software — 3.3%
Adobe Systems, Inc.*	83,400	4,331,796
Autodesk, Inc.*	41,400	1,704,438
CA, Inc.	60,073	1,782,366
Citrix Systems, Inc.*	32,400	2,287,764
Electronic Arts, Inc.*	52,800	1,349,040
Intuit, Inc.	49,000	3,249,190
Microsoft Corp.	1,312,100	43,706,051
Oracle Corp.	632,220	20,970,737
Red Hat, Inc.*	33,300	1,536,462
Salesforce.com, Inc.(a)	90,000	4,671,900
Symantec Corp.	124,211	3,074,222

		88,663,966

Specialty Retail — 2.3%
Abercrombie & Fitch Co. (Class A Stock)(a)	15,000	530,550
AutoNation, Inc.*	4,289	223,757
AutoZone, Inc.*	6,400	2,705,472
Bed Bath & Beyond, Inc.*(a)	38,000	2,939,680
Best Buy Co., Inc.(a)	48,025	1,800,938
CarMax, Inc.*	40,000	1,938,800
GameStop Corp. (Class A Stock)	21,800	1,082,370
Gap, Inc. (The)	52,987	2,134,316
Home Depot, Inc. (The)	254,319	19,290,096
L Brands, Inc.	43,496	2,657,606
Lowe’s Cos., Inc.	187,300	8,917,353
O’Reilly Automotive, Inc.*(a)	19,400	2,475,246
PetSmart, Inc.	19,100	1,456,566
Ross Stores, Inc.	39,400	2,868,320
Staples, Inc.	119,800	1,755,070
Tiffany & Co.	19,400	1,486,428
TJX Cos., Inc. (The)	127,100	7,167,169
Urban Outfitters, Inc.*	19,000	698,630

		62,128,367

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	51,700	2,819,201
Fossil Group, Inc.*	8,300	964,792
NIKE, Inc. (Class B Stock)	131,000	9,515,840
PVH Corp.	12,000	1,424,280
Ralph Lauren Corp.	11,000	1,812,030
VF Corp.	15,536	3,092,441

		19,628,584

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	86,900	786,445
People’s United Financial, Inc.	59,200	851,296

		1,637,741

Tobacco — 1.6%
Altria Group, Inc.	351,900	12,087,765
Lorillard, Inc.	67,493	3,022,337
Philip Morris International, Inc.	285,300	24,704,127
Reynolds American, Inc.	56,700	2,765,826

		42,580,055

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,600	2,442,150
W.W. Grainger, Inc.	10,700	2,800,297

		5,242,447

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	49,700	3,629,591

TOTAL LONG-TERM INVESTMENTS (cost $1,080,415,490)		2,610,551,759

SHORT-TERM INVESTMENTS — 7.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $188,986,582; includes $128,841,359 of cash collateral for securities on loan)(b)(c)	188,986,582	188,986,582

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.010%, 12/19/13 (cost $3,399,925)(d)(e)	3,400	3,399,888

TOTAL SHORT-TERM INVESTMENTS (cost $192,386,507)		192,386,470

TOTAL INVESTMENTS 104.7% (cost $1,272,801,997)		2,802,938,229
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (4.7)%		(126,136,986)

NET ASSETS — 100.0%		$ 2,676,801,243

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,905,030; cash collateral of $128,841,359 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized (Depreciation)(1)
	Long Positions:
156	S&P 500 Index	Dec. 2013	$65,829,474	$65,297,700	$(531,774)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,610,551,759	$—	$—
Affiliated Money Market Mutual Fund	188,986,582	—	—
U.S. Treasury Obligation	—	3,399,888	—
Other Financial Instruments*
Futures Contracts	(531,774)	—	—

Total	$2,799,006,567	$3,399,888	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Value Portfolio

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	251,717	$ 29,576,748

Air Freight & Logistics — 0.7%
FedEx Corp.	95,392	10,885,181

Airlines — 2.4%
Delta Air Lines, Inc.	708,772	16,719,931
United Continental Holdings, Inc.*	608,609	18,690,382

		35,410,313

Auto Components — 2.0%
Lear Corp.	407,828	29,188,250

Automobiles — 0.8%
General Motors Co.*(a)	323,744	11,645,072

Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)	218,534	34,574,264
Morgan Stanley	1,446,885	38,993,551

		73,567,815

Commercial Banks — 4.4%
PNC Financial Services Group, Inc. (The)	311,457	22,565,060
Wells Fargo & Co.	1,032,903	42,679,552

		65,244,612

Communications Equipment — 1.4%
JDS Uniphase Corp.*	1,445,316	21,260,598

Computers & Peripherals — 1.2%
Apple, Inc.	36,450	17,377,538

Consumer Finance — 2.8%
Capital One Financial Corp.(a)	274,725	18,884,597
SLM Corp.	924,996	23,032,400

		41,916,997

Diversified Financial Services — 5.2%
Citigroup, Inc.	543,858	26,382,552
ING US, Inc.	667,171	19,488,065
JPMorgan Chase & Co.	593,179	30,661,423

		76,532,040

Diversified Telecommunication Services — 1.5%
Vivendi SA (France)	962,762	22,146,673

Electric Utilities — 1.0%
EDP — Energias de Portugal SA (Portugal), ADR	409,571	14,961,629

Electronic Equipment & Instruments — 3.1%
Flextronics International Ltd. (Singapore)*	5,102,611	46,382,734

Energy Equipment & Services — 1.4%
Halliburton Co.	444,810	21,417,602

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	241,545	13,707,679
Wal-Mart Stores, Inc.	148,026	10,948,003

		24,655,682

Food Products — 4.2%
Bunge Ltd.	337,018	25,583,036
Mondelez International, Inc. (Class A Stock)	710,400	22,320,768
Tyson Foods, Inc. (Class A Stock)	512,462	14,492,425

		62,396,229

Healthcare Providers & Services — 7.0%
CIGNA Corp.	382,890	29,428,925
Express Scripts Holding Co.*	335,409	20,721,568
HCA Holdings, Inc.	648,097	27,706,147
UnitedHealth Group, Inc.	361,021	25,852,714

		103,709,354

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	648,472	21,166,126
Hyatt Hotels Corp. (Class A Stock)*(a)	354,307	15,221,029
International Game Technology	1,173,698	22,218,103

		58,605,258

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	1,407,164	27,341,197

Insurance — 4.8%
Axis Capital Holdings Ltd. (Bermuda)	306,255	13,263,904
MetLife, Inc.	624,490	29,319,806
Travelers Cos., Inc. (The)	175,043	14,838,395
XL Group PLC (Ireland)	454,387	14,004,207

		71,426,312

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	27,460	24,052,489

Machinery — 1.3%
SPX Corp.	220,475	18,661,004

Media — 4.1%
Comcast Corp. (Class A Stock)	517,700	23,374,155
Liberty Global PLC (United Kingdom) (Class C Stock)*	487,917	36,803,579

		60,177,734

Metals & Mining — 2.0%
Goldcorp, Inc. (Canada)	694,362	18,060,356
Newmont Mining Corp.	406,773	11,430,321

		29,490,677

Multiline Retail — 0.7%
J.C. Penney Co., Inc.*(a)	1,092,483	9,635,700

Oil, Gas & Consumable Fuels — 13.9%
Anadarko Petroleum Corp.	273,597	25,441,785
Denbury Resources, Inc.*	949,360	17,477,718
EOG Resources, Inc.	172,412	29,185,903
Marathon Oil Corp.	732,754	25,558,460
Newfield Exploration Co.*	294,077	8,048,887
Noble Energy, Inc.	529,737	35,497,676
Occidental Petroleum Corp.	235,422	22,021,374
Suncor Energy, Inc. (Canada)	604,407	21,625,682
Williams Cos., Inc. (The)	558,568	20,309,532

		205,167,017

Personal Products — 1.2%
Avon Products, Inc.	891,258	18,359,915

Pharmaceuticals — 8.0%
Actavis, Inc.*	190,806	27,476,064
Mylan, Inc.*	952,801	36,368,414
Pfizer, Inc.	891,842	25,604,784
Sanofi (France), ADR(a)	355,826	18,015,470
Teva Pharmaceutical Industries Ltd. (Israel), ADR	290,910	10,990,580

		118,455,312

Road & Rail — 3.0%
Hertz Global Holdings, Inc.*	1,013,588	22,461,110
Union Pacific Corp.	136,368	21,183,405

		43,644,515

Software — 2.6%
CA, Inc.	589,910	17,502,630
Microsoft Corp.	641,700	21,375,027

		38,877,657

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.*(a)	97,358	7,531,615

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*	1,393,456	8,458,278

TOTAL LONG-TERM INVESTMENTS (cost $1,053,841,196)		1,448,159,747

SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,821,389; includes $19,937,563 of cash collateral for securities on loan)(b)(c)	53,821,389	53,821,389

TOTAL INVESTMENTS — 101.6% (cost $1,107,662,585)		1,501,981,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(23,856,035)

NET ASSETS — 100.0%		$1,478,125,101

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,953,300; cash collateral of $19,937,563 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,426,013,074	$22,146,673	$—
Affiliated Money Market Mutual Fund	53,821,389	—	—

Total	$1,479,834,463	$22,146,673	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell President and Principal Executive Officer

Date November 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date November 21, 2013

*	Print the name and title of each signing officer under his or her signature.